As filed with the Securities and Exchange Commission on April 27, 2012.

                                                     Registration No. 333-148421
                                                              File No. 811-08260

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |x|
                   Pre-Effective Amendment No.                         |_|
                   Post-Effective Amendment No. 5                      |x|

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  |x|
                   Amendment No. 49                                    |x|

                          CMFG VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                           CMFG Life Insurance Company
                               (Name of Depositor)
                             5910 Mineral Point Road
                                Madison, WI 53705
              (Address of Depositor's Principal Executive Offices)
                  Depositor's Telephone Number: (319) 352-4090

                             Ross D. Hansen, Esquire
                           CMFG Life Insurance Company
                             5910 Mineral Point Road
                                Madison, WI 53705
               (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box)

| | immediately upon filing pursuant to paragraph (b) of Rule 485. |x| on May 1, 2012 pursuant to paragraph (b) of Rule 485.
| | 60 days after filing pursuant to paragraph (a)(i) of Rule 485. | | on (date) pursuant to paragraph (a)(i) of Rule 485.

If appropriate, check the following box:
| | this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Units of interest in a Variable Account under individual flexible premium deferred variable annuity contracts.

PROSPECTUS                                                           MAY 1, 2012

      =====================================================================
                           MEMBERS(R) VARIABLE ANNUITY
              A FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                           CMFG LIFE INSURANCE COMPANY
      =====================================================================

In this Prospectus, you will find information you should know before investing. Please read it carefully and keep it for future reference. The Contract is available to individuals and retirement plans, including plans that qualify for special federal tax treatment under the Code. The Contract is supported by the assets of the CMFG Variable Annuity Account ("Variable Account") (f/k/a CUNA Mutual Variable Annuity Account), a separate account of CMFG Life Insurance Company ("we", "our" or "us") (f/k/a CUNA Mutual Insurance Society), which is divided into Subaccounts that each invest in a Fund. This discussion in the Prospectus is meant for current Owners. We no longer issue new Contracts.

The Owner ("you") may allocate purchase payments and Contract Values to either:
(1) one or more of the Subaccounts of the Variable Account, or (2) to the Guaranteed Interest Option, or (3) to both. The investment performance of the mutual fund portfolios underlying the Subaccounts you select will affect the Contract Value to the Annuity Date, except for amounts you invest in the Guaranteed Interest Option and will affect the size of variable annuity payments after the annuity date. You bear the entire investment risk on any amounts you allocate to the Variable Account.


Each Subaccount of the Variable Account invests solely in a corresponding portfolio of one of the following funds, each an open-end management investment company registered with the Securities and Exchange Commission ("SEC"):


AIM VARIABLE INSURANCE FUNDS                 OPPENHEIMER VARIABLE ACCOUNT FUNDS             ULTRA SERIES FUND
    (INVESCO VARIABLE INSURANCE FUNDS)       Oppenheimer Main Street Small- & Mid-          Conservative Allocation Fund
Invesco V.I. Global Real Estate Fund           Cap Fund(R)/VA                               Moderate Allocation Fund
Invesco Van Kampen V.I. Growth and           Oppenheimer Main Street Fund(R)/VA             Aggressive Allocation Fund
     Income Fund                                                                            Money Market Fund
Invesco Van Kampen V.I. Mid Cap              PANORAMA SERIES FUND, INC.                     Bond Fund
    Growth Fund                              Oppenheimer International Growth               High Income Fund
                                                Fund(R)/VA                                  Diversified Income Fund
FRANKLIN TEMPLETON VARIABLE                                                                 Large Cap Value Fund
    INSURANCE PRODUCTS TRUST                 PIMCO VARIABLE INSURANCE TRUST                 Large Cap Growth Fund
Franklin High Income Securities Fund         CommodityRealReturn(R) Strategy Portfolio      Mid Cap Fund
Franklin Income Securities Fund              Total Return Portfolio                         Small Cap Fund
Mutual Global Discovery Securities Fund      Global Bond Portfolio (Unhedged)               International Stock Fund

The Statement of Additional Information ("SAI") contains additional information about the Contract and the Variable Account. You will find its table of contents on the last page of this Prospectus. The SAI has been filed with the SEC and is incorporated by reference. You may obtain a copy of the SAI dated May 1, 2012, free of charge by contacting us. Additionally, the SEC maintains a website at http://www.sec.gov that contains the SAI and other information.

This Prospectus is accompanied by a current prospectus for the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Franklin Templeton Variable Insurance Products Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, and Ultra Series Fund.

Investment in a variable annuity contract is subject to risks, including the possible loss of principal. Unlike credit union and bank accounts, money invested in the Variable Account is not insured. Money in the Variable Account is not deposited in or guaranteed by any credit union or bank and is not guaranteed by any government agency.

CUNA Brokerage Services, Inc. ("CBSI") serves as principal underwriter and distributor of the Contract. More information about CBSI is available at http://www.finra.org through Financial Industry Regulatory Authority, Inc.'s ("FINRA") BrokerCheck online tool or by calling 1-800-289-9999.


THE SEC HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


                                                                                        Page
DEFINITIONS.............................................................................. 1
EXPENSE TABLES .......................................................................... 3
  Owner Transaction Expenses ............................................................ 3
  Periodic Charges other than Fund Expenses ............................................. 3
  Range of Expenses for the Funds........................................................ 4
  Examples of Maximum Charges ........................................................... 4
SUMMARY.................................................................................. 5
  The Contract .......................................................................... 5
  Charges and Deductions................................................................. 6
  Annuity Provisions..................................................................... 7
  Federal Tax Status..................................................................... 7
CMFG LIFE INSURANCE COMPANY, THE VARIABLE ACCOUNT, AND THE UNDERLYING FUNDS ............. 7
  CMFG Life Insurance Company............................................................ 7
  CMFG Variable Annuity Account ......................................................... 7
  The Funds ............................................................................. 7
  Availability of the Funds............................................................. 10
  Servicing Fees and Other Fund-Related Payments ....................................... 10
  Resolving Material Conflicts ......................................................... 11
  Addition, Deletion, or Substitution of Investments.................................... 11
DESCRIPTION OF THE CONTRACT............................................................. 12
  Issuance of a Contract ............................................................... 12
  Purchase Payments..................................................................... 12
  Right to Examine ..................................................................... 13
  Allocation of Purchase Payments....................................................... 13
  Variable Contract Value .............................................................. 14
  Transfer Privileges .................................................................. 14
  Surrenders and Partial Withdrawals.................................................... 17
  Contract Loans........................................................................ 18
  Death Benefit Before the Annuity Date ................................................ 19
  Death Benefit After the Annuity Date.................................................. 20
  Annuity Payments on the Annuity Date.................................................. 20
  Payments ............................................................................. 21
  Modification.......................................................................... 21
  Reports to Owners..................................................................... 22
  Inquiries ............................................................................ 22
THE GUARANTEED INTEREST OPTION.......................................................... 22
  Category 1............................................................................ 22
  Category 2............................................................................ 24
  Category 3............................................................................ 25
CHARGES AND DEDUCTIONS ................................................................. 25
  Surrender Charge (Contingent Deferred Sales Charge) .................................. 25
  Annual Contract Fee .................................................................. 26
  Asset-Based Administration Charge .................................................... 27
  Transfer Processing Fee .............................................................. 27

  Duplicate Contract Charge............................................................. 27
  Mortality and Expense Risk Charge..................................................... 27
  Loan Interest Charge.................................................................. 27
  Executive Benefits Plan Endorsement Charge ........................................... 27
  Change of Annuitant Endorsement ...................................................... 27
  Income Payment Increase Endorsement................................................... 28
  Fund Expenses ........................................................................ 28
  Premium Taxes ........................................................................ 28
  Other Taxes........................................................................... 28
ANNUITY PAYMENT OPTIONS................................................................. 28
  Election of Annuity Payment Options................................................... 28
  Fixed Annuity Payments ............................................................... 29
  Variable Annuity Payments ............................................................ 29
  Description of Annuity Payment Options ............................................... 29
FEDERAL TAX MATTERS .................................................................... 31
  Introduction.......................................................................... 31
  Tax Status of the Contract............................................................ 31
  Taxation of Annuities................................................................. 32
  Separate Account Charges ............................................................. 32
  Transfers, Assignments or Exchanges of a Contract .................................... 33
  Withholding .......................................................................... 33
  Multiple Contracts ................................................................... 34
  Taxation of Qualified Plans .......................................................... 34
  Possible Charge for our Taxes ........................................................ 35
  Other Tax Consequences................................................................ 35
  Foreign Tax Credits .................................................................. 36
DISTRIBUTION OF THE CONTRACT............................................................ 36
LEGAL PROCEEDINGS ...................................................................... 37
VOTING RIGHTS .......................................................................... 37
COMPANY HOLIDAYS ....................................................................... 38
FINANCIAL STATEMENTS.................................................................... 38
FINANCIAL HIGHLIGHTS ................................................................... 39
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS.................................. S-1

                                   DEFINITIONS
--------------------------------------------------------------------------------

ACCUMULATION UNIT
A unit of measure used to calculate Variable Contract Value.

ADJUSTED CONTRACT
The Contract Value less applicable premium tax not yet deducted, less a pro-rated portion of the Value annual Contract fee, plus or minus any applicable interest adjustment, and (for Annuity Payment Option 1) less any applicable surrender charges as of the Annuity Date.

ANNUITANT
The person or persons whose life (or lives) determines the annuity payment benefits payable under the Contract and whose death determines the death benefit. The maximum number of joint Annuitants is two and provisions referring to the death of an Annuitant mean the death of the last surviving Annuitant.

ANNUITY DATE
The date when the Adjusted Contract Value will be applied under an Annuity Payment Option, if the Annuitant is still living.

ANNUITY PAYMENT OPTION
The form of annuity payments selected by the Owner under the Contract.

ANNUITY UNIT
A unit of measure used to calculate variable annuity payments.

BENEFICIARY
The person to whom the proceeds payable on the death of an Annuitant will be paid.

CONTRACT
MEMBERS Variable Annuity.

CONTRACT ANNIVERSARY
The same date in each Contract Year as the Contract Date.

CONTRACT DATE
The date set forth on the specifications page of the Contract which is used to determine Contract Years and Contract Anniversaries.

CONTRACT YEAR
A twelve-month period beginning on the Contract Date or on a Contract
Anniversary.

CONTRACT VALUE
The total amount invested under the Contract. It is the sum of the Variable Contract Value, the Guaranteed Interest Option Value and the balance of the Loan Account.

DCA ONE YEAR GUARANTEE PERIOD
A Dollar Cost Averaging One Year Guarantee Period described in the Section entitled THE GUARANTEED INTEREST OPTION.

DUE PROOF OF DEATH
Proof of death satisfactory to us. Such proof may consist of the following if acceptable to us:

       (a) a certified copy of the death record;
       (b) a certified copy of a court decree reciting a finding of death;
       (c) any other proof satisfactory to us.

FUND
An investment portfolio of any open-end management investment company or unit investment trust in which a Subaccount invests.

GENERAL ACCOUNT
Our assets other than those allocated to the Variable Account or any other of our separate accounts.

GUARANTEE AMOUNT
Any portion of Guaranteed Interest Option Value allocated to a particular Guarantee Period with a particular expiration date (including interest thereon) less any withdrawals there from.

GUARANTEE PERIOD
A choice under the Guaranteed Interest Option of a specific number of years for which we agree to credit a particular effective annual interest rate.

GUARANTEED INTEREST OPTION
An allocation option under the Contract funded by our General Account. It is neither part of nor dependent upon the investment performance of the Variable Account.

GUARANTEED INTEREST OPTION VALUE
The value of the Contract in the Guaranteed Interest Option.

LOAN ACCOUNT
For any Contract, a portion of our General Account to which Contract Value is transferred to provide collateral for any loan taken under the Contract.

LOAN AMOUNT
Except on a Contract Anniversary, the Contract Value in the Loan Account plus any interest charges accrued on such Contract Value up to that time. On a Contract Anniversary, the Loan Amount equals the balance of the Loan Account.

MAILING ADDRESS
2000 Heritage Way, Waverly, IA 50677.

NET PURCHASE PAYMENT
A purchase payment less any premium taxes deducted from purchase payments.

NON-QUALIFIED CONTRACT
A contract that is not a "Qualified Contract."

OWNER
The person(s) ("you") who own(s) the Contract and who is (are) entitled to exercise all rights and privileges provided in the Contract.

PAYEE
The person (or entity) receiving annuity payments during the annuity period. The Owner is the Payee unless he or she specifies otherwise.

QUALIFIED CONTRACT
A contract that is issued in connection with retirement plans that qualify for special federal income tax treatment under Section(s) 401, 403(b), 408, 408A or 457(b) of the Code.

SUBACCOUNT
A subdivision of the Variable Account, the assets of which are invested in a corresponding underlying Fund.

SURRENDER VALUE
The Contract Value plus the value of any paid-up annuity additions plus or minus any applicable interest adjustment, less any applicable surrender charges, premium taxes not previously deducted, and the annual Contract fee and Loan Amount.

VALUATION DAY
For each Subaccount, each day that the New York Stock Exchange is open for business except for days that the Subaccount's corresponding Fund does not value its shares.

VALUATION PERIOD
The period beginning at the close of regular trading on the New York Stock Exchange on any Valuation Day and ending at the close of regular trading on the next succeeding Valuation Day.

VARIABLE CONTRACT VALUE
The value of the Contract in the Variable Account.

WRITTEN REQUEST

A request in writing and in a form satisfactory to us signed by the Owner and received at our Mailing Address. A Written Request may also include a telephone or fax request for specific transactions that are made as allowed under the terms of an executed telephone or fax authorization, with original signature, on file at our Mailing Address. We may also accept a surrender request properly submitted by fax or e-mail by your registered representative in connection with the purchase of another contract issued by us.

                                 EXPENSE TABLES
================================================================================

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time that you buy the Contract, take a loan from the Contract, make partial withdrawals from or fully surrender the Contract, or transfer Contract Value between the Subaccounts and/or the Guaranteed Interest Option. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES

-----------------------------------------------------------------------------------------------------------------
Sales Load on Purchase Payments                          None
-----------------------------------------------------------------------------------------------------------------
Maximum Surrender Charge (Contingent Deferred
Sales Charge) as a percentage of purchase payments
surrendered or withdrawn                                 7%*
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Transfer Processing Fee                                  $10 per transfer after 12 in a year (currently waived)**
-----------------------------------------------------------------------------------------------------------------
Duplicate Contract Charge                                $30 for each duplicate contract
-----------------------------------------------------------------------------------------------------------------
Loan Interest Spread                                     3.50%***
-----------------------------------------------------------------------------------------------------------------
Charges for optional endorsements
-----------------------------------------------------------------------------------------------------------------
Executive Benefits Plan Endorsement                      $150****
-----------------------------------------------------------------------------------------------------------------
Change of Annuitant Endorsement                          $150*****
-----------------------------------------------------------------------------------------------------------------
Income Payment Increase Endorsement                      $150******
-----------------------------------------------------------------------------------------------------------------
Research Fee                                             $50
-----------------------------------------------------------------------------------------------------------------

*The surrender charge declines to 0% after the purchase payment has been in the Contract for seven years.
** We only charge this fee after the first 12 transfer each Contract Year. We currently do not impose this fee.
***The Loan Interest Spread is the difference between the amount of interest we charge you for a loan (at an effective annual rate of 6.50%) and the amount of interest we credit to the Loan Account (currently, an effective annual rate 4.50%, guaranteed to be at least an effective annual rate of 3.00)%. The current loan interest spread is 2.00%.
****We only charge this fee if we waive surrender charges under this endorsement during the first two Contract Years. We currently do not impose this fee. *****Generally, there is no charge for this endorsement; however, if the Owner exercises the rights under this endorsement during the first two Contract Years, we may charge up to $150 for the endorsement.
******Currently there is no charge for this endorsement; however, we may charge up to $150 for the endorsement.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

PERIODIC CHARGES OTHER THAN FUND EXPENSES

---------------------------------------------------------------------------------------------------
Annual Contract Fee                                                         $30 per Contract Year*
---------------------------------------------------------------------------------------------------
Variable Account Annual Expenses
 (as a percentage of average Variable Contract Value):
---------------------------------------------------------------------------------------------------
 Asset-Based Administration Charge                                          0.15%
---------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                          1.25%
---------------------------------------------------------------------------------------------------
Total Variable Account Annual Expenses                                      1.40%
---------------------------------------------------------------------------------------------------
       *This fee is currently waived if the Contract Value is $25,000 or more.

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for the Funds.

RANGE OF EXPENSES FOR THE FUNDS


-----------------------------------------------------------------------------------------------------------
                                                                                       Minimum     Maximum
-----------------------------------------------------------------------------------------------------------
  Total Annual Fund Operating Expenses (total of all expenses that are deducted
  from Fund assets, including management fees, and other expenses)                      0.47%       1.39%
-----------------------------------------------------------------------------------------------------------

The expenses used to prepare this table were provided to us by the Fund(s). The expenses reflect the highest and lowest actual expenses incurred for the year ended December 31, 2011, rounded to the nearest 100th of one percent. Current or future expenses may be greater or less than those shown. The table showing the range of expenses for the portfolios takes into account the expenses of several Ultra Series Fund allocation portfolios that are "fund of funds." A "fund of funds" portfolio typically allocates its assets, within predetermined percentage ranges, among certain other fund portfolios, including exchange traded funds (each such portfolio an "Acquired Fund"). Each "fund of funds" has its own set of operating expenses, as does each of the portfolios in which it invests. In determining the range of portfolio expenses, we took into account the information received from the Ultra Series Fund on the combined actual expenses for each of the "fund of funds" and the portfolios in which it invests. (The combined expense information includes the pro rata portion of the fees and expenses incurred indirectly by an Ultra Series Fund allocation portfolio as a result of its investment in shares of one or more Acquired Funds.) See the prospectus for the Ultra Series Fund for a presentation of the applicable Acquired Fund fees and expenses.


EXAMPLES OF MAXIMUM CHARGES

The Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Examples show the maximum costs of investing in the Contract, including Owner surrender charges, the Annual Contract Fee, Variable Account Annual Expenses and the maximum Annual Fund Operating Expenses.

The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender the Contract (or you annuitize the Contract under Annuity Payment Option 1) at the end of the applicable time period:


------------------------------------------------------
  1 year         3 years       5 years      10 years
------------------------------------------------------
   $921           $1,342        $1,788        $3,204
------------------------------------------------------


(2) If you do not surrender your Contract (or you do not annuitize the Contract under Annuity Payment Option 2-4) at the end of the applicable time period:


------------------------------------------------------
  1 year         3 years       5 years      10 years
------------------------------------------------------
   $291            $892         $1,518        $3,204
------------------------------------------------------


The Examples do not reflect transfer processing fees, premium taxes (which may range up to 3.5%, depending on the jurisdiction) or interest rate adjustments to net Purchase Payments allocated to the Guaranteed Interest Option. The Examples also reflect the annual Contract fee of $30, after being converted to a percentage.

In addition, certain Funds may impose a redemption fee of no more than 2% of the amount of Fund shares redeemed. We may be required to implement a Fund's redemption fee. The redemption fee will be assessed against your Contract Value. For more information, please see each Fund's prospectus.

The Examples are illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.

                                     SUMMARY
================================================================================

The following summarizes information which is described in more detail later in the prospectus.

THE CONTRACT

Issuance of a Contract. We issue Contracts to individuals or in connection with retirement plans that may or may not qualify for special federal tax treatment under the Code. (See DESCRIPTION OF THE CONTRACT, Issuance of a Contract.) Neither you nor the Annuitant may be older than age 85 on the Contract Date.

"Right to Examine" Period. You have the right to cancel the Contract by Written Request to an agent or us at our Mailing Address within 10 days after you receive it. If you cancel the Contract, it will become void. We will refund to you the Contract Value as of the date we received the Written Request in good order at our Mailing Address plus any premium taxes deducted. You are subject to market risk during the "right to examine" period unless state law requires return of purchase payments. You may get back more or less than aggregate purchase payments you have made during this period. If required by state law and greater than Contract Value, we will instead return the purchase payment(s) to you. (See DESCRIPTION OF THE CONTRACT, Right to Examine.) We may require you to return the Contract.

Purchase Payments. The minimum amount required to purchase a Contract depends upon several factors. Generally, you must make payments totaling $5,000 within the first 12 months of the Contract. Certain Qualified Contracts, Section 1035 contracts, and Contracts sold to employees have lower minimum purchase amounts. Unless you pay the minimum purchase amount in full at the time of application, an automatic purchase payment plan must be established resulting in the minimum purchase amount being paid before the end of the first 12 months of the Contract. The minimum purchase payment is $100, unless the payment is made through an automatic purchase payment plan, in which case the minimum is $25. (See DESCRIPTION OF THE CONTRACT, Purchase Payments.)

Allocation of Purchase Payments. You may allocate purchase payments to one or more of the Subaccounts of the Variable Account or to the Guaranteed Interest Option or to both. An allocation to a Subaccount must be in whole percentages and be at least 1% of the purchase payment. An allocation to the Guaranteed Interest Option must be at least $1,000 (lesser amounts received will be allocated to the Ultra Series Money Market Class I Subaccount). Each Subaccount invests solely in a corresponding underlying Fund. The investment performance of the Fund(s) will affect the Subaccount in which you invest your money and your Contract Value. We will credit interest to amounts in the Guaranteed Interest Option at a guaranteed minimum rate of 3% per year, or a higher current interest rate declared by us. (See DESCRIPTION OF THE CONTRACT, Allocation of Purchase Payments.)

Transfers. On or before the Annuity Date, you may transfer all or part of the Contract Value between Subaccount(s) or the Guaranteed Interest Option, subject to certain restrictions.

Transfers to the Guaranteed Interest Option must be at least $1,000 (lesser amounts received will be allocated to the Ultra Series Money Market Class I Subaccount). Transfers are not allowed to the DCA One Year Guarantee Period. Except for the DCA One Year Guarantee Period, you may only transfer amount(s) out of the Guaranteed Interest Option during the 30 days prior to the expiration of a Guarantee Period. You may transfer amount(s) from the DCA One Year Guarantee Period throughout its Guarantee Period. No fee is charged for transfers, but we may charge $10 for each transfer over 12 during a Contract Year. (See DESCRIPTION OF THE CONTRACT, Transfer Privilege.)

Partial Withdrawal. By Written Request to us on or before the Annuity Date, you may withdraw part of your Contract's Surrender Value, subject to certain limitations. (See DESCRIPTION OF THE CONTRACT, Surrender and Partial Withdrawals.)

Surrender. By Written Request to us, you may surrender the Contract and receive its Surrender Value. (See DESCRIPTION OF THE CONTRACT, Surrender and Partial Withdrawals.)

Replacement of an Existing Contract. It may not be in your best interest to surrender, lapse, change, or borrow from an existing life insurance policy or annuity contract in connection with the purchase of the Contract. Before doing so, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, and under this Contract there will be a new surrender charge period, other charges may be higher, and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise).

CHARGES AND DEDUCTIONS

The Contract contains the following charges and deductions:

Surrender Charge (Contingent Deferred Sales Charge). There are no sales charges deducted at the time purchase payments are made. However, a surrender charge is deducted when you surrender or partially withdraw purchase payment(s) within seven years of their being paid.

The surrender charge is 7% of the amount of the payment withdrawn or surrendered within one year of having been paid. The surrender charge decreases by 1% for each full year that has passed since the payment was made. There is no surrender charge for withdrawing or surrendering Contract Value in excess of the total purchase payments received or on purchase payments that are more than seven years old. (See CHARGES AND DEDUCTIONS, Surrender Charge (Contingent Deferred Sales Charge).)

Subject to certain restrictions, for the first partial withdrawal (or surrender) in each Contract Year, 10% of total purchase payments subject to a surrender charge may be surrendered or withdrawn without a surrender charge. (See CHARGES AND DEDUCTIONS, Surrender Charge.) The surrender charge also may be waived in certain circumstances as provided in the Contracts.

For purposes of calculating surrender charges, withdrawals (or surrenders) are considered to come first from contract value in excess of remaining purchase payments, then from remaining purchase payments not subject to surrender charge on a first in first out basis. Next an amount equal to 10% of purchase payments subject to surrender charges is available without surrender charges and is taken by withdrawing payments subject to surrender charge on a first in first out basis until the 10% amount is exhausted. Finally the remaining payments that are subject to surrender charge are withdrawn beginning with the oldest remaining payment.

Annual Contract Fee. The Contract has an annual Contract fee of $30. (This fee is waived if the Contract Value is $25,000 or more.) Before the Annuity Date, we deduct this fee from the Contract Value on each Contract Anniversary (or upon surrender of the Contract). After the Annuity Date, we deduct this fee from variable annuity payments made to you. A pro-rated portion of the fee is deducted upon annuitization of a Contract. (See CHARGES AND DEDUCTIONS, Annual Contract Fee.)

Mortality and Expense Risk Charge. We deduct a daily mortality and expense risk charge to compensate us for assuming certain mortality and expense risks. The charge is deducted from the Variable Account at a rate of 0.003425% per day which is an annual rate of 1.25% (approximately 0.85% for mortality risk and 0.40% for expense risk). (See CHARGES AND DEDUCTIONS, Mortality and Expense Risk Charge.)

Asset-Based Administration Charge. We deduct a daily administration charge to compensate us for certain expenses we incur in administering the Contract. The charge is deducted from the Variable Account at an annual rate of 0.15%. (See CHARGES AND DEDUCTIONS, Asset-Based Administration Charge.)

Premium Taxes. We pay any state or local premium taxes applicable to a Contract:
(a) from purchase payments as they are received, (b) from Contract Value upon surrender or partial withdrawal, (c) upon application of adjusted Contract Value to an Annuity Payment Option, or (d) upon payment of a death benefit. We may deduct premium taxes at the time we pay such taxes. This charge ranges from 0% to 3.50%. (See CHARGES AND DEDUCTIONS, Premium Taxes.)

Rider Charges. We may charge a fee, not to exceed $150, for each partial withdrawal or surrender if we waive surrender charges under the Executive Benefits Plan Endorsement during the first two Contract Years.

In addition, we may charge up to $150 if the Owner exercises rights under the Change of Annuitant Endorsement in the first two Contract Years. We also may charge up to $150 for the Income Payment Endorsement.

Transfer Processing Fee. Currently no fee is charged for transfers. However, we may charge $10 for the 13th transfer and each additional transfer during a Contract Year.

Duplicate Contract Charge. You can obtain a summary of your Contract at no charge. There will be a $30 charge for each duplicate Contract. In addition, a Written Request is needed to request a duplicate contract.

Fund Expenses. The Funds also charge annual Fund expenses at the ranges shown in the expense table.

Research Fee. We may charge you a fee of up to $50 when you request information that is duplicative of information previously provided to you and requires extensive research.

ANNUITY PROVISIONS
You select the Annuity Date. For Non-Qualified Contracts, the Annuity Date must be on or prior to the later of (1) the Contract Anniversary following the Annuitant's 85th birthday. You may change the Annuity Date as described in DESCRIPTION OF THE CONTRACT, Annuity Payments on the Annuity Date.

On the Annuity Date, the Adjusted Contract Value will be applied to an Annuity Payment Option, unless you choose to receive the Surrender Value in a lump sum. (See ANNUITY PAYMENT OPTIONS.)

FEDERAL TAX STATUS
Generally, any distribution from your Contract may result in taxable income. A 10% federal penalty tax may also apply to distributions before age 59 1/2. For a further discussion of the federal income tax status of variable annuity contracts, see Federal Tax Matters.


   CMFG LIFE INSURANCE COMPANY, THE VARIABLE ACCOUNT, AND THE UNDERLYING FUNDS
================================================================================

CMFG LIFE INSURANCE COMPANY
We are a mutual life insurance company organized on May 20, 1935 and domiciled in Iowa. We are one of the world's largest direct underwriters of credit life and disability insurance, and are a major provider of qualified pension products to credit unions. Further, we offer fixed and variable annuities, individual life insurance, health policies, term and permanent life insurance, and long-term care insurance.


You may write us at 2000 Heritage Way, Waverly, Iowa 50677-9202 or call us at 1-800-798-5500.


As of December 31, 2011, we and our subsidiaries had approximately $16.5 billion in assets and we had more than $66 billion of life insurance in force.


The Company does not file reports under the Securities Exchange Act of 1934, as amended, in reliance on applicable regulation.


CMFG VARIABLE ANNUITY ACCOUNT
The Variable Account was established as a separate account of CUNA Mutual Life Insurance Company on December 14, 1993. CUNA Mutual Life Insurance Company merged into CUNA Mutual Insurance Society as of December 31, 2007. CUNA Mutual Insurance Society reorganized into a stock insurance company incorporated in Iowa within a mutual insurance holding company structure and was renamed CMFG Life Insurance Company ("CMFG Life") on January 31, 2012. The Variable Account invests in the Funds described below. The Variable Account has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Variable Account or of us by the SEC. The Variable Account is also subject to the laws of the State of Iowa, which regulate the operations of insurance companies domiciled in Iowa.


The Variable Account is divided into a number of Subaccounts, which may change from time to time. Each Subaccount invests exclusively in shares of a single corresponding Fund. The income, gains and losses of each Subaccount are credited to or charged against that Subaccount, and reflect only the Subaccount's investment experience and not the investment experience of our other assets.

Although the assets in the Variable Account are our property, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business we may conduct. The assets of the Variable Account that exceed our liabilities under the Contracts may be transferred by us to the General Account and used to pay our liabilities. All obligations arising under the Contracts are our general corporate obligations.

THE FUNDS


The Variable Account currently invests in the series of Funds, including AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Franklin Templeton Variable Insurance Funds, Oppenheimer Variable Account Funds, Panorama Series Fund, Inc., PIMCO Variable Insurance Trust, and Ultra Series Fund each of which are management investment company of the series type with one or more investment portfolios or Funds that is registered with the SEC as an open-end, management investment company.

The investment objectives and policies of each Fund are summarized below. THERE IS NO ASSURANCE THAT ANY FUND WILL ACHIEVE ITS STATED OBJECTIVES. More detailed information, including a description of risks and expenses, may be found in the Fund's prospectus which must accompany or precede this Prospectus. The Funds prospectuses should be read carefully and retained for future reference. Please contact your agent or call us to obtain a prospectus for one of the Funds.

We select the Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance, fees, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund, its investment adviser, its subadviser(s), or an affiliate will compensate us or our affiliates, as described below under "Servicing Fees" and "Distribution of the Contract." We review the Funds periodically and may remove or limit a Fund's availability to new purchase payments and/or transfers of Contract Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Owners.

Owners, through their indirect investment in the Funds, bear the costs of investment advisory or management fees that the Funds pay their respective investment advisers, and in some cases, subadvisers (see the Funds' prospectuses for more information). As discussed above, an investment adviser or subadviser to a Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory (and in some cases, subadvisory) or other fees deducted from Fund assets.

From time to time, the Funds may reorganize or merge with other mutual funds. If that occurs, we will process any instructions to allocate to the Subaccount investing in the merged fund post-merger instead to the Subaccount investing in the surviving fund.


AIM Variable Insurance Funds(Invesco Variable Insurance Funds)


Invesco V.I. Global Real Estate Fund (Series II). This Fund seeks total return through growth of capital and current income. The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of real estate and real estate-related issuers.

Invesco Van Kampen V.I. Growth and Income Fund (Series II). This Fund seeks long-term growth of capital and income by investing primarily in income-producing equity securities, including common stocks and convertible securities.

Invesco Van Kampen V.I. Mid Cap Growth Fund (Series II). This Fund seeks capital growth by investing primarily in common stocks and other equity securities of medium-sized growth companies.

Invesco Advisers, Inc. serves as the investment adviser to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Invesco Asset Management Limited serves as sub-adviser for Invesco V.I. Global Real Estate Fund.

Franklin Templeton Variable Insurance Products Trust
Franklin High Income Securities Fund (Class 4). This Fund seeks a high level of current income with capital appreciation as a secondary goal. The Fund normally invests 66% to 80% or more in debt securities offering high yield and expected total return.

Franklin Income Securities (Class 4). This Fund seeks to maximize income while maintaining prospects for capital appreciation. The Fund normally invests in both equity and debt securities. The Fund seeks income by investing in corporate, foreign and U.S. Treasury bonds as well as stocks with dividend yields the manager believes are attractive.

Mutual Global Discovery Securities Fund (Class 4). This Fund seeks capital appreciation. The Fund normally invests 66% to 80% in U.S. and foreign equity securities that the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.

Franklin Advisors, Inc. serves as the investment adviser to the Franklin High Income Securities Fund and the Franklin Income Securities Fund. Franklin Mutual Advisers LLC serves as the investment adviser to the Mutual Global Discovery Securities Fund.

Oppenheimer Variable Account Funds


Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA (Service Class). This Fund seeks capital appreciation by investing mainly in common stocks of small-capitalization and mid-capitalization companies. Under normal market conditions, the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in securities of companies having a market capitalization range of the Russell 2500(TM) Index.


Oppenheimer Main Street Fund/VA (Service Class). This Fund seeks high total return. The Fund currently invests mainly in common stocks of U.S. companies of different capitalization ranges based on fundamental analysis and quantitative models. The Fund currently focuses on larger capitalization issuers.

OppenheimerFunds, Inc. serves as the investment adviser to the Oppenheimer Variable Account Funds.

Panorama Series Funds, Inc.


Oppenheimer International Growth Fund/VA (Service Class). This Fund seeks long-term capital appreciation. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of issuers that are domiciled or that have their primary operations in at least three different countries outside of the United States and may invest 100% of its assets in foreign companies. The Fund mainly invests "growth companies," which are companies whose earnings and stock prices are expected to increase at a faster rate than the overall market. The Fun may invest up to 25% of its total assets in emerging markets.


OppenheimerFunds, Inc. serves as the investment adviser to the Panorama Series Funds, Inc.

PIMCO Variable Insurance Trust


CommodityRealReturn Strategy Portfolio (Advisor Class). The Portfolio seeks maximum real return consistent with prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Portfolio invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. The Portfolio may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.


The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Portfolio I Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the "CRRS Subsidiary"). These commodity index-linked notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. The Portfolio may also gain exposure to commodity markets by investing in the CRRS Subsidiary. The CRRS Subsidiary is advised by PIMCO, and has the same investment objective as the Portfolio.


Total Return Portfolio (Advisor Class). The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Index (formerly named the Lehman Brothers U.S. Aggregate Index), which as of December 31, 2011 was 6.44 years.


The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc., or equivalently rated by Standard & Poor's Ratings Services or Fitch, Inc., or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may invest up to 10% of its total assets in preferred stock, convertible securities and other equity related securities.


Global Bond Portfolio (Unhedged) (Advisor Class). This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Portfolio may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Portfolio normally invests at least 25% of its net assets in instruments that are economically tied to foreign (non-U.S.) countries. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the JPMorgan GBI Global FX New York Index Unhedged in USD, which as of March 31, 2011 was 6.44 years.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities subject to applicable law and any other restrictions described in the Portfolio's prospectus or Statement of Information.

The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).


PIMCO serves as the investment adviser to the PIMCO Variable Insurance Trust.

The Portfolio described above are not available for purchase directly by the general public, and are not the same as other mutual funds with very similar or nearly identical names that are sold directly to the public. The investment performance and results of the Portfolio may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment advisor and the same investment objectives and policies, and a very similar name.


Ultra Series Fund
Conservative Allocation Fund (Class I). This Fund seeks income, capital appreciation and relative stability of value by investing primarily in shares of underlying funds, including Exchange Traded Funds (ETFs).

Moderate Allocation Fund (Class I). This Fund seeks capital appreciation, income and moderated market risk by investing primarily in shares of underlying funds, including ETFs.

Aggressive Allocation Fund (Class I). This Fund seeks capital appreciation by investing primarily in shares of underlying funds, including ETFs.

Money Market Fund (Class I). This Fund seeks high current income from money market instruments consistent with preservation of capital and liquidity. AN INVESTMENT IN THE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

During extended periods of low interest rates, the yields of the Money Market Fund may become extremely low and possibly negative.

Bond Fund (Class I). This Fund seeks a high level of current income, consistent with the prudent limitation of investment risk.

High Income Fund (Class I). This Fund seeks high current income. The Fund also seeks capital appreciation, but only when consistent with its primary goal.

Diversified Income Fund (Class I). This Fund seeks a high total return through the combination of income and capital appreciation.

Large Cap Value Fund (Class I). This Fund seeks long-term capital growth with income as a secondary consideration.

Large Cap Growth Fund (Class I). This Fund seeks long-term capital appreciation.

Mid Cap Fund (Class I). This Fund seeks long-term capital appreciation.

Small Cap Fund (Class I). This Fund seeks long-term capital appreciation.

International Stock Fund (Class I). This Fund seeks long-term growth of capital.

Madison Asset Management, LLC, in which we have a minority ownership interest, serves as investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the trustees of the Ultra Series Fund.


AVAILABILITY OF THE FUNDS
The Variable Account purchases shares of a Fund in accordance with a participation agreement. If a participation agreement terminates, the Variable Account may not be able to purchase additional shares of the Fund (s) covered by the agreement. Likewise, in certain circumstances, it is possible that shares of a Fund may not be available to the Variable Account even if the participation agreement relating to that Fund has not been terminated. In either event, Owners will no longer be able to allocate purchase payments or transfer Contract Value to the Subaccount investing in the Fund.

SERVICING FEES AND OTHER FUND-RELATED PAYMENTS
We have entered into agreements with the investment adviser or distributor of certain Funds pursuant to which the investment adviser or distributor pays us a servicing fee based upon an annual percentage of the average daily net assets invested by the Variable Account (and other separate accounts of us and our affiliates) in the Fund. These percentages vary and currently range from 0.10% to 0.25% of each Fund's average daily net assets. The percentage amount is based on assets of the particular Fund attributable to the Contract issued by us (or an affiliate). The amounts we receive under the servicing agreements may be significant.

The service fees are for administrative services provided to the Funds by us and our affiliates. These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Funds. Owners, through their indirect investment in the Funds, bear the costs of the investment management fees.

In addition, certain Funds have adopted 12b-1 plans. Such plans allow the Fund to pay to Rule 12b-1 fees to those who sell or distribute Fund shares and/or provide services to shareholders and Owners. Each of those Funds describes its Rule 12b-1 plan in its prospectus. Under certain Rule 12b-1 plans, we may receive 12b-1 fees for providing services to the Funds. Furthermore, under certain Rule 12b-1 plans, CBSI may receive Rule 12b-1 fees for providing distribution services to the Funds. Rule 12b-1 fees are deducted from Fund assets and, therefore, are indirectly borne by Contract Owners.

As disclosed above, we have a minority ownership interest in Madison Asset Management, LLC, the investment advisor for the Ultra Series Fund. We expect to receive revenue from Madison Asset Management, LLC or an affiliate that is based, in part, on the amount of assets in the Ultra Series Fund.

RESOLVING MATERIAL CONFLICTS
The Funds are offered through other of our separate accounts and directly to employee benefit plans affiliated with us. We do not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interest of the Variable Account and one or more of the other separate accounts in which these Funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Owners and those of owners of other types of contracts issued by us. Material conflicts could also arise between the interests of Owners (or owners of other types of contracts issued by us) and the interests of participants in employee benefit plans invested in the Funds. If a material conflict occurs, we will take steps to protect Owners and variable annuity Payees, including withdrawal of the Variable Account from participation in the Fund(s) involved in the conflict.

ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS
We may, subject to applicable law, make additions to, deletions from, or substitutions for the shares of a Fund that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Fund are no longer available for investment or if, in our judgment, further investment in any Fund should become inappropriate, we may redeem the shares, if any, of that Fund and substitute shares of another Fund. Such other Funds may have different fees and expenses. We will not substitute any shares attributable to a Contract's interest in a Subaccount without prior notice and approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

We also may establish additional Subaccounts of the Variable Account, each of which would invest in shares of a new corresponding Fund having a specified investment objective. We may, in its sole discretion, establish new Subaccounts or eliminate or combine one or more Subaccounts if marketing needs, tax considerations, or investment conditions warrant. Any new Subaccounts may be made available to existing Owners on a basis to be determined by us. Also, certain Subaccounts may be closed to certain customers. Subject to obtaining any approvals or consents required by applicable law, the assets of one or more Subaccounts may be transferred to any other Subaccount if, in our sole discretion, marketing, tax, or investment conditions warrant.

In the event of any such substitution or change, we (by appropriate endorsement, if necessary) may change the Contract to reflect the substitution or change.

If we consider it to be in the best interest of Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management investment company under the 1940 Act, it may be deregistered under the 1940 Act if registration is no longer required, it may be combined with other of our separate accounts, or its assets may be transferred to another or our separate accounts. In addition, we may, when permitted by law, restrict or eliminate any voting rights of Owners or other persons who have such rights under the Contracts.

These mutual fund portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain portfolios available under the Contract may be very similar to the investment objectives and policies of other portfolios that are managed by the same investment adviser or manager. Nevertheless, the investment performance and results of the portfolios available under the Contract may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios available under the Contract will be comparable to the investment results of any other mutual fund portfolio, even in the other portfolio has the same investment adviser or manager and the same investment objectives and policies, and a very similar name.

                           DESCRIPTION OF THE CONTRACT
================================================================================

ISSUANCE OF A CONTRACT
In order to purchase a Contract, application must be made to us through an agent appointed by us, who is also a registered representative of CBSI or a broker-dealer having a selling agreement with CBSI or a broker-dealer having a selling agreement with such broker-dealer. There may be delays in our receipt of application that are outside of its control because of the failure of the selling agent to forward to application to us promptly, or because of delays in determining that the Contract is suitable for you. Any such delays will affect when your Contract is issued and when your purchase payment is allocated among the Subaccounts. We may also be required to provide additional information about an Owner's account to government regulators. In addition, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans, or death benefits, until instructions are received from the appropriate regulator.

If mandated under applicable law, we may be required to reject a purchase payment.

PURCHASE PAYMENTS
The minimum amount required to purchase a Contract depends upon several factors. The minimum purchase amount we must receive during the first 12 months of the Contract is:

       o      $5,000, except as described below.

       o $2,000 for Contracts that qualify for special federal income tax treatment under Sections 401, 408, 408A, or 457 of the Code. This category includes qualified pension plans, individual retirement accounts, and certain deferred compensation plans.

       o $300 for Contracts that qualify for special federal income tax treatment under Section 403(b) of the Code. This category includes tax-sheltered annuities. Effective January 1, 2009, we will no longer accept purchase payments that are salary deferrals from Contracts used as funding vehicles for Code Section 403(b) retirement programs.

       o The value of a Contract exchanged pursuant to Section 1035 of the Code, if we approve the transaction prior to the exchange.


       o $600 for a Contract sold to our employees and those of our subsidiaries, to employees of CMFG Life and its subsidiaries, and to registered representatives and other persons associated with CBSI. This category includes both individual retirement accounts and non-individual retirement accounts.


Unless the minimum purchase amount specified above already has been paid in full at the time of application, an automatic purchase payment plan must be established to schedule regular payments during the first 12 months of the Contract. Under our automatic purchase payment plan, the Owner can select a monthly payment schedule pursuant to which purchase payments will be automatically deducted from a credit union account, bank account or other source.

The amount paid at time of application and the regular payment schedule established under the automatic purchase plan must total at least the amount shown above as a minimum purchase amount. For example, if $5,000 is the required minimum purchase amount, a $2,000 payment at the time of application and an automatic payment plan amount of $272.73 a month for the next 11 months would be sufficient. Similarly, if $2,000 is the required minimum purchase amount, an initial purchase payment of $166.74 and an automatic payment plan amount of $166.66 for each of the next 11 months would be sufficient. (Tax law limits the amount of annual contributions that we are permitted to accept for an individual retirement account, except in the case of a rollover or transfer.)

The minimum size for an initial purchase payment and subsequent purchase payment is $100, unless the payment is made through an automatic purchase payment plan in which case the minimum size is $25. Purchase payments may be made at any time during the Annuitant's lifetime and before the Annuity Date. Additional purchase payments after the initial purchase payment are not required.


We may not accept (1) purchase payments received after the Contract Anniversary following the Annuitant's 85th birthday, (2) purchase payments of less than $100, (3) cumulative purchase payments in excess of $1 million; and (4) if mandated by applicable law. Also, we may change the size of minimum payments and, with respect to Contracts not yet issued, the size of the minimum purchase amounts.


We may, if allowed by state law, terminate a Contract and pay the Contract Value to the Owner if: (1) no purchase payments have been received during the prior 24 months, (2) aggregate purchase payments up to the time of termination total less than $2,000, and

(3) Contract Value is less than $2,000. Since the charges imposed on such a Contract will be significant, only those with the financial capability to keep a contract in place for a substantial period should purchase a contract.


From time to time, we may extend the period for premium and purchase payments and other time-sensitive provisions of a policy or contract for specific geographic areas in response to weather-related incidents, natural disasters and similar events. Policyholders who have experienced such events and would like to know whether a moratorium is in effect should contact us for more information.


RIGHT TO EXAMINE
The Contract provides for an initial "right to examine" period. The Owner has the right to reject the Contract for any reason within 10 days of receiving it. In some states, this period may be longer than 10 days.

Depending upon the state of issuance of the Contract, the Owner is subject to market risk during the Right to Examine period. The contract may be cancelled by Written Request, to our Mailing Address or your agent within 10 days of receipt. We will cancel the Contract and refund the Contract Value or another amount required by law as of the date we receive a complete Written Request. The refunded Contract Value will reflect the deduction of any contract charges, unless otherwise required by law. This means that you will be subject to market risk during the Right to Examine Period. Some states may require that we refund your purchase payment to you. In those states, you will receive the greater of Contract Value or your purchase payments when you cancel your Contract. We may require that you return your contract.

In jurisdictions of issuance where state law so requires, the amount refunded to the Owner may equal aggregate purchase payments made.

ALLOCATION OF PURCHASE PAYMENTS
At the time of application, the Owner selects how the initial Net Purchase Payment is to be allocated among the Subaccounts and the Guaranteed Interest Option. An allocation to a Subaccount must be for at least 1% of a purchase payment and be in whole percentages. An allocation to the Guaranteed Interest Option must be for at least $1,000.

If the application for a Contract is properly completed and is accompanied by all the information necessary to process it, including payment of the initial purchase payment, the initial Net Purchase Payment will be allocated, as designated by the Owner, to one or more of the Subaccounts or to the Guaranteed Interest Option within two Valuation Days of receipt of such purchase payment by us at our Mailing Address. If the application is not properly completed, we may retain the purchase payment for up to five Valuation Days while we attempt to complete the application. If information which completes the application is received after the close of regular trading on the New York Stock Exchange (usually, 3:00 p.m. Central Time), the initial Net Purchase Payment will be allocated on the next Valuation Day. If the application is not complete at the end of the five-day period, we will inform the applicant of the reason for the delay and the initial purchase payment will be returned immediately, unless the applicant specifically consents to us retaining the purchase payment until the application is complete. Once the application is complete, the initial Net Purchase Payment will be allocated as designated by the Owner within two Valuation Days.

Notwithstanding the foregoing, in jurisdictions where we must refund aggregate purchase payments in the event the Owner exercises the right to examine, any portion of the initial Net Purchase Payment to be allocated to a Subaccount will be allocated to the Ultra Series Money Market Class I Subaccount for a 20-day period following the Contract Date. At the end of that period, the amount in the Ultra Series Money Market Class I Subaccount will be allocated to the Subaccounts as designated by the Owner based on the proportion that the allocation percentage for each such Subaccount bears to the sum of the allocation percentages.

We will process additional purchase payments at the Accumulation Unit value next determined after the request is received in good order at our Mailing Address. If we receive your purchase payment on a Valuation Day at our Mailing Address in good order by the close of regular trading on the New York Stock Exchange (usually, 3:00 p.m. Central Time), your purchase payment will be applied with that day's Accumulation Unit value. Purchase payments will be allocated in accordance with the allocation schedule in effect at the time the purchase payment is received. However, Owners may direct individual payments to a specific Subaccount or to the Guaranteed Interest Option (or any combination thereof) without changing the existing allocation schedule. The allocation schedule may be changed by the Owner at any time by Written Request. Changing the purchase payment allocation schedule will not change the allocation of existing Contract Value among the Subaccounts or the Guaranteed Interest Option.

The Contract Values allocated to a Subaccount will vary with that Subaccount's investment experience, and the Owner bears the entire investment risk. Owners should periodically review their purchase payment allocation schedule in light of market conditions and their overall financial objectives.

VARIABLE CONTRACT VALUE
The Variable Contract Value will reflect the investment experience of the selected Subaccounts, any Net Purchase Payments paid, any surrenders or partial withdrawals, any transfers, and any charges assessed in connection with the Contract. There is no guaranteed minimum Variable Contract Value, and, because a Contract's Variable Contract Value on any future date depends upon a number of variables, it cannot be predetermined.

Calculation of Variable Contract Value. The Variable Contract Value is determined at the end of each Valuation Period. The value will be the total of the values attributable to the Contract in each of the Subaccounts. The Subaccounts are valued by multiplying that Subaccount's unit value for the relevant Valuation Period by the number of Accumulation Units of that Subaccount allocated to the Contract.

Determination of Number of Accumulation Units. Any amounts allocated or transferred to the Subaccounts will be converted into Subaccount Accumulation Units. The number of Accumulation Units to be credited to a Contract is determined by dividing the dollar amount being allocated or transferred to a Subaccount by the Accumulation Unit value for that Subaccount at the end of the Valuation Period during which the amount was allocated or transferred. The number of Accumulation Units in any Subaccount will be increased at the end of the Valuation Period by any Net Purchase Payments allocated to the Subaccount during the current Valuation Period and by any amounts transferred to the Subaccount from another Subaccount or from the Guaranteed Interest Option during the current Valuation Period.

Any amounts transferred, surrendered, or deducted from a Subaccount will be processed by canceling or liquidating Accumulation Units. The number of Accumulation Units to be canceled is determined by dividing the dollar amount being removed from a Subaccount by the Accumulation Unit value for that Subaccount at the end of the Valuation Period during which the amount was removed. The number of Accumulation Units in any Subaccount will be decreased at the end of the Valuation Period by: (a) any amounts transferred (including any applicable transfer fee) from that Subaccount to another Subaccount or to the Guaranteed Interest Option, (b) any amounts withdrawn or surrendered during that Valuation Period, (c) any surrender charge, annual Contract fee or premium tax assessed upon a partial withdrawal or surrender, and (d) the annual Contract fee, if assessed during that Valuation Period.

Determination of Accumulation Unit Value. The Accumulation Unit value for each Subaccount's first Valuation Period was set at $10. The Accumulation Unit value for a Subaccount is calculated for each subsequent Valuation Period by subtracting (2) from (1) and dividing the result by (3), where:

     (1)  Is the result of:

          (a) the net assets of the Subaccount (i.e., the aggregate value of underlying Fund shares or units held by the Subaccount) as of the end of the Valuation Period;

          (b) plus or minus the net charge or credit with respect to any taxes paid or any amount set aside as a provision for taxes during the Valuation Period that we determine to be attributable to the operations of the Subaccount.

     (2) The cumulative unpaid daily charge for mortality and expense risks and for administration multiplied by the number of days in the Valuation Period.

     (3) The number of Accumulation Units outstanding as of the end of the Valuation Period.

TRANSFER PRIVILEGES

General. On or before the Annuity Date and subject to the restrictions described below, the Owner may transfer all or part of the amount in a Subaccount or the Guaranteed Interest Option to another Subaccount or the Guaranteed Interest Option.


Transfers to the Guaranteed Interest Option must be at least $1,000 (lesser amounts received will be allocated to the Ultra Series Money Market Class I Subaccount). Transfers are not allowed to the DCA One Year Guarantee Period. Except for the DCA One Year Guarantee Period, transfers out of the Guaranteed Interest Option are only permitted during the 30-day period prior to the expiration of a Guarantee Period. Transfers from the DCA One Year Guarantee Period may be made throughout its Guarantee Period. Transfers will be made as of the Valuation Day on which Written Request requesting such transfer is received by us if received before the close of regular trading on the New York Stock Exchange (usually, 3:00 p.m. Central Time). Transfers will be made as of the Valuation Day next following the day on which Written Request requesting such transfer is received, if received after the close of regular trading on the New York Stock Exchange (usually, 3:00 p.m. Central Time). Subject to these restrictions, there currently is no other limit on the number of transfers that can be made among or between Subaccounts or to or from the Guaranteed Interest Option.

Transfers may be made by Written Request. A telephone transfer authorization form received by us at our Mailing Address is valid until it is rescinded or revoked in writing by the Owner(s) or until a subsequently dated form signed by the Owner(s) is received by us at our Mailing Address. If a valid telephone transfer authorization form is on file, we may act upon the instructions of all Owner(s). We are not responsible for inability to receive an Owner's instructions because of busy telephone lines or malfunctioning telephone equipment.

We will send a written confirmation of all transfers made pursuant to telephone instructions. We may also require a form of personal identification prior to acting on instructions received by telephone and tape record instructions received by telephone. If we follow these procedures, we will not be liable for any losses to Owners due to unauthorized or fraudulent instructions.

Telephone (and facsimile) may not always be available. Any telephone (and facsimile), whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. For example, telephone communications may not be available due to natural disasters (such as hurricanes or earthquakes), man-made disasters (such as acts of terrorism, computer failures, electrical blackouts, or certain fires), or simply because of a high number of calls (which is likely to occur during periods of high market turbulence). These outages or slowdowns may delay or prevent processing your request. Although we have taken precautions to help its systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to us at our Mailing Address.

We may modify, restrict or terminate the transfer privileges at any time for any reason.

Additional Transfer Limitations. Frequent, large, or short-term transfers among Subaccounts, such as those associated with "market timing" transactions, can adversely affect the Funds and the returns achieved by Owners. In particular, such transfers may dilute the value of Fund shares, interfere with the efficient management of the Funds, and increase brokerage and administrative costs of the Funds. These costs are borne by all Owners allocating purchase payments to the Subaccounts and other Fund shareholders, not just the Owner making the transfers.

In order to try to protect Owners and the Funds from potentially harmful trading activity, we have certain policies and procedures ("Frequent Transfers Procedures").

We employ various means in an attempt to detect, deter, and prevent inappropriate frequent, large, or short-term transfer activity among the Subaccounts that may adversely affect other Owners or Fund shareholders. We may vary the Frequent Transfers Procedures with respect to the monitoring of potential harmful trading activity from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. However, we will apply the Frequent Transfers Procedures, including any variance in the Frequent Transfers Procedures by Subaccount, uniformly to all Owners. We also coordinate with the Funds to identify potentially inappropriate frequent trading, and will investigate any patterns of trading behavior identified by Funds that may not have been captured through operation of the Frequent Transfers Procedures.

Please note that despite our best efforts, we may not be able to detect nor stop all harmful transfers.

Deterrence. If we determine under the Frequent Transfers Procedures that an Owner has engaged in inappropriate frequent transfers, we notify Owner that from that date forward, for three months from the date we mailed the notification letter, the telephone transfer and withdrawal privilege will be revoked. He or she will only be permitted to make transfers or withdrawals by Written Request with an original signature conveyed through the U.S. mail or overnight delivery service.

In our sole discretion, we may revise the Frequent Transfers Procedures at any time without prior notice as necessary to (i) better detect and deter frequent, large, or short-term transfers that may adversely affect other Owners or Fund shareholders, (ii) comply with state or federal regulatory requirements, or
(iii) impose additional or alternate restrictions on Owners who make inappropriate frequent transfers (such as dollars or percentage limits on transfers). We also may, to the extent permitted by applicable law, implement and administer redemption fees imposed by one or more of the Funds in the future. If required by applicable law, we may deduct redemption fees imposed by the Funds. Further, to the extent permitted by law, we also may defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Funds. You should be aware that we are contractually obligated to prohibit purchases and transfers or redemptions of Fund shares at the Fund's request.

We currently do not impose redemption fees on transfers, or expressly allow a certain number of transfers in a given period, or limit the size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than our policies in deterring inappropriate frequent transfers or other disruptive transfers and in preventing or limiting harm from such transfers.

Our ability to detect and deter such transfer activity is limited by our operational and technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. Accordingly, despite our best efforts, we cannot guarantee that the Frequent Transfers Procedures will detect or deter frequent or harmful transfers by such Owners or intermediaries acting on their behalf. We apply the Frequent Transfers Procedures consistently to all Owners without waiver or exception.

Fund Frequent Trading Policies. The Funds have adopted their own policies and procedures with respect to inappropriate frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The frequent trading policies and procedures of a Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other Funds and the policies and procedures we have adopted to discourage inappropriate frequent transfers. Accordingly, Owners and other persons who have material rights under the Contracts should assume that the sole protections they may have against potential harm from frequent transfers are the protections, if any, provided by the Frequent Transfers Procedures. You should read the prospectuses of the Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

Omnibus Orders. Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and individual retirement plan participants. The omnibus nature of these orders may limit each Fund's ability to apply its respective frequent trading policies and procedures. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in inappropriate frequent transfers, the Fund may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

You should be aware that we are required to provide to a Fund or its designee, promptly upon request, certain information about the transfer activity of individual Owners and, if requested by the Fund, to restrict or prohibit further purchases or transfers by specific Owners identified by the Fund as violating the frequent trading policies established for that Fund.

Transfer Fee. Currently no fee is charged for transfers. However, the Company reserves the right to charge $10 for the 13th transfer and each additional transfer during a Contract Year. (See CHARGES AND DEDUCTIONS.)

Dollar-Cost Averaging. If elected at the time of the application or at any other time by Written Request, an Owner may systematically or automatically transfer (on a monthly, quarterly, semi-annual, or annual basis) specified dollar amounts from the Ultra Series Money Market Class I Subaccount or the DCA One Year Guarantee Period to other Subaccounts. This is known as the dollar-cost averaging method of investment. The fixed dollar amount will purchase more Accumulation Units of a Subaccount when their value is lower and fewer units when their value is higher. Over time, the cost per unit averages out to be less than if all purchases had been made at the highest value and greater than if all purchases had been made at the lowest value. The dollar-cost averaging method of investment reduces the risk of making purchases only when the price of Accumulation Units is high. It does not assure a profit or protect against a loss in declining markets.

The minimum transfer amount for dollar-cost averaging is the equivalent of $100 per month. If less than $100 remains in the Ultra Series Money Market Class I or DCA One Year Guarantee Period, the entire amount will be transferred. The amount transferred to a Subaccount must be at least 1% of the amount transferred and must be stated in whole percentages. An amount transferred to the Guaranteed Interest Option must be at least $1,000 (lesser amounts received will be transferred to the Ultra Series Money Market Class I Subaccount).

Once elected, dollar-cost averaging remains in effect until the earliest of: (1) the Variable Contract Value in the Ultra Series Money Market Class I Subaccount or the value in the DCA One Year Guarantee Period is depleted to zero; (2) the Owner cancels the election by Written Request; or (3) for three successive months, the Variable Contract Value in the Ultra Series Money Market Class I Subaccount or the value in the DCA One Year Guarantee Period has been insufficient to implement the dollar-cost averaging instructions the Owner has given to the Company. The Company will notify the Owner when dollar-cost averaging is no longer in effect. There is no additional charge for using dollar-cost averaging. We may modify and/or discontinue offering dollar-cost averaging at any time and for any reason.

Other Types of Automatic Transfers. If elected at the time of the application or at any other time by Written Request, an Owner may systematically or automatically transfer (on a monthly, quarterly, semi-annual, or annual basis) Variable Contract Value from one Subaccount to another. Amounts may also be automatically transferred from the DCA One Year Guarantee Period to one or more Subaccounts. Such automatic transfers may be requested on the following basis:
(1) as a specified dollar amount, (2) as a specified number of Accumulation Units, (3) as a specified percent of Variable Contract Value in a particular Subaccount, or (4) in an amount equal to the excess of a specified amount of Variable Contract Value in a particular Subaccount.

The minimum automatic transfer amount is the equivalent of $100 per month. If less than $100 remains in the Subaccount or DCA One Year Guarantee Period from which transfers are being made, the entire amount will be transferred. The amount transferred to a Subaccount must be at least 1% of the amount transferred and must be stated in whole percentages. An amount transferred to the Guaranteed Interest Option must be at least $1,000. Once elected, automatic transfers remain in effect until the earliest of: (1) the Variable Contract Value in the Subaccount or DCA One Year Guarantee Period from which transfers are being made is depleted to zero; (2) the Owner cancels the election by Written Request; or
(3) for three successive months, the Variable Contract Value in the Subaccount from which transfers are being made has been insufficient to implement the automatic transfer instructions the Owner has given to us. We will notify the Owner when automatic transfer instructions are no longer in effect. There is no additional charge for using automatic transfers. We may modify or discontinue offering automatic transfer at any time and for any reason.


Automatic Personal Portfolio Rebalancing Service. If elected at the time of the application or requested at any other time by Written Request, an Owner(s) may instruct us to automatically transfer (on a monthly, quarterly, semi-annual or annual basis) Variable Contract Value between and among specified Subaccounts in order to achieve a particular percentage allocation of Variable Contract Value among such Subaccounts. Such percentage allocations must be in whole percentages and be at least 1% per allocation. Owners may start and stop automatic Variable Contract Value subaccount rebalancing at any time and may specify any percentage allocation of Contract Value between or among as many Subaccounts as are available at the time the rebalancing is elected. (If Owner(s) elect automatic Variable Contract Value rebalancing without specifying such percentage allocation(s), we will allocate Variable Contract Value in accordance with the Owner's current effective purchase payment allocation schedule.) There is no additional charge for using Variable Contract Value rebalancing. If the owners do not specify a frequency for rebalancing, we will rebalance quarterly. We may modify and/or discontinue offering the Automatic Personal Portfolio Rebalancing Service at any time and for any reason.


SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders. At any time on or before the Annuity Date, the Owner may surrender the Contract for its Surrender Value. The Surrender Value will be determined as of the Valuation Period on the date the Written Request, requesting surrender, and the Contract are received by us at our Mailing Address. We must receive your surrender request by the close of regular trading on the New York Stock Exchange (usually, 3:00 p.m. Central Time) will be processed the next Valuation Day. The Surrender Value will be paid in a lump sum unless the Owner requests payment under an Annuity Payment Option. A surrender may have adverse federal income tax consequences, including a penalty tax. (See FEDERAL TAX MATTERS, Taxation of Annuities.)

Partial Withdrawals. At any time on or before the Annuity Date, Owner may make withdrawals of the Surrender Value. There is no minimum amount which may be withdrawn but the maximum amount is that which would leave the remaining Surrender Value equal to $2,000. A partial withdrawal request that would reduce the Surrender Value to less than $2,000 is treated as a request for a full surrender of the Contract. We will withdraw the amount requested from the Contract Value as of the Valuation Day Written Request requesting the partial withdrawal is received prior to the close of regular trading on the New York Stock Exchange (usually, 3:00 p.m. Central Time) by us at our Mailing Address. Any requests received after the close of regular trading on the New York Stock Exchange (usually, 3:00 p.m. Central Time) will be processed the next Valuation Day. Any applicable interest adjustment will be deducted from the remaining Contract Value. (See THE GUARANTEED INTEREST OPTION, Interest Adjustment.) Any applicable surrender charge also will be deducted from the remaining Contract Value. (See CHARGES AND DEDUCTIONS, Surrender Charge.)

The Owner may specify the amount of the partial withdrawal to be made from Subaccounts or Guarantee Amounts. If the Owners do not so specify, or if the amount in the designated Subaccounts or Guarantee Amount is inadequate to comply with the request, the partial withdrawal will be made from each Subaccount and each Guarantee Amount based on the proportion that the value in such Subaccount or Guarantee Amount bears to the total Contract Value immediately prior to the partial withdrawal.

A partial withdrawal may have adverse federal income tax consequences, including a penalty tax. (See FEDERAL TAX MATTERS, Taxation of Annuities.)

Surrender and Partial Withdrawal Restrictions. The Owner's right to make surrenders and partial withdrawals is subject to any restrictions imposed by applicable law or employee benefit plan. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or partial withdrawals you request from a 403(b) contract comply with applicable plan requirements before we process your request.

Restrictions on Distributions from Certain Types of Contracts. There are certain restrictions on surrenders of and partial withdrawals from Contracts used as funding vehicles for Code Section 403(b) retirement programs. Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of: (i) elective contributions made in years beginning after December 31, 1988;
(ii) earnings on those contributions; and (iii) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, severance from employment, disability, or hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

Systematic Withdrawals. If elected at the time of the application or requested at any other time by the Written Request, Owners may elect to receive periodic partial withdrawals under our systematic withdrawal plan. Under the systematic withdrawal plan, we will make partial withdrawals (on a monthly, quarterly, semi-annual, or annual basis) from designated Subaccounts as specified by the Owner. Such withdrawals must be at least $100 each. Generally, Systematic Withdrawals may only be made from Variable Contract Value subaccounts. At this time, we waive surrender charges for required minimum distributions under our Automatic Required Minimum Distribution Plan.

Systematic Withdrawals can be made from the Guaranteed Interest Option to satisfy Required Minimum Distributions. This $100 minimum withdrawal requirement may be waived if the withdrawal is necessary to meet the required minimum distribution under the Code. Generally, owners must be at least age 59 1/2 to participate in the systematic withdrawal plan unless they elect to receive substantially equal periodic payments. We will continue Systematic Withdrawals even though a surrender charge is deducted. If any specified fund does not have sufficient value to process a systematic withdrawal request, the request will be processed pro-rata from all funds on the contract. Pro-rata Systematic Withdrawals from the Guaranteed Interest Option may incur an Interest Adjustment.

The withdrawals may be requested on the following basis: (1) as a specified dollar amount, (2) as a specified whole number of Accumulation Units, (3) as a specified percent of Variable Contract Value in a particular Subaccount, (4) in an amount equal to the excess of a specified amount of Variable Contract Value in a particular Subaccount, and (5) in an amount equal to an Owner's required minimum distribution under the Code.

Participation in the systematic withdrawal plan will terminate on the earliest of the following events: (1) the Variable Contract Value in a Subaccount from which partial withdrawals are being made becomes zero, (2) a termination date specified by the Owner is reached, (3) the Owner requests that his or her participation in the plan cease, or (4) a surrender charge would be applicable to amounts being withdrawn (i.e., partial withdrawals under the systematic withdrawal plan may not include amounts subject to the surrender charge). With regard to (4), an Owner may, by Written Request, request that systematic withdrawals continue even though a surrender charge is deducted in connection with such withdrawals. Also with regard to (4), if necessary to meet the required minimum distribution under the Code or if necessary to make substantially equal payments as required under the Code, we may continue systematic withdrawals even though a surrender charge is deducted. At this time, we waive surrender charges for required minimum distributions.

There are federal income tax consequences to partial withdrawals through the systematic withdrawal plan and Owners should consult with their tax adviser before electing to participate in the plan. We may discontinue offering the systematic withdrawal plan at any time.

An Owner who receives a distribution under an Automatic Required Distribution Plan may re-contribute such distribution to the Contract as a rollover contribution if the distribution is returned to us and is received by us at our Mailing Address within 60 days of payment. Such distributions returned in good order will be processed as of the Valuation Day they are received by us at our Mailing Address.

CONTRACT LOANS
Owners of Contracts issued in connection with retirement programs meeting the requirements of Section 403(b) of the Code (other than those programs subject to Title I of the Employee Retirement Income Security Act of 1974) may borrow from us using their Contracts as collateral. Loans such as these are subject to the provisions of any applicable retirement program and to the Code. Owners should, therefore, consult their tax and retirement plan advisers before taking a Contract loan.

At any time, Owners may borrow the lesser of (1) the maximum loan amount permitted under the Code, or (2) 90% of the Surrender Value of their Contract. Loans in excess of the maximum amount permitted under the Code will be treated as a taxable distribution rather than a loan and could cause disqualification of a Section 403(b) contract. We will only make Contract loans after approving a written application by the Owner. The written consent of all assignees and irrevocable beneficiaries must be obtained before a loan will be given. The Owner is responsible for ensuring that the loan is taken and repaid in compliance with applicable requirements of the Code.

When a loan is made, we transfer an amount equal to the amount borrowed from the Variable Contract Value or Guaranteed Interest Option Value to the Loan Account. The Loan Account is part of our General Account and Contract Value in the Loan Account is separate from any Subaccount or Guarantee Period. The Owner must indicate in the loan application from which Subaccounts or Guarantee Amounts, and in what amounts, Contract Value is to be transferred to the Loan Account. In the absence of any such instructions from the Owner, the transfer(s) are made pro-rata from all Subaccounts having Variable Contract Value and from all Guarantee Amounts. Loans may be repaid by the Owner at any time before the Annuity Date. Upon the repayment of any portion of a loan, an amount equal to the repayment will be transferred from the Loan Account to the Subaccount(s) or Guarantee Accounts designated by the Owner or according to the Owner's current purchase payment allocation instructions. Loan repayments may not be allocated to the DCA One Year Guarantee Period Account. Amounts transferred from the Guaranteed Interest Option to the Loan Account may be subject to an interest adjustment, if applicable.

We charge interest on Contract loans at an effective annual rate of 6.5%. We pay interest on the Contract Value in the Loan Account at rates we determine from time to time but never less than an effective annual rate of 3.0%. This rate may change at our discretion and Owners should request current interest rate information from us or your agent or by calling us at (800) 798-5500. Consequently, the net cost of a loan is the difference between 6.5% and the rate being paid from time to time on the Contract Value in the Loan Account. Interest on Contract loans accrues on a daily basis from the date of the loan and is due and payable at the end of each Contract Year. If the Owner does not pay the interest due at that time, an amount equal to such interest less interest earned on the Contract Value in the Loan Account is transferred from his or her Variable Contract Value or Guaranteed Interest Option Value (as described above for the loan itself) to the Loan Account. This transfer will therefore increase the loan amount.

If at any time, the loan amount causes the Surrender Value to be equal to or less than zero, the Contract will be in default. In this event, we will send a Written Request of default to the Owner stating the amount of loan repayment needed to reinstate the Contract and the Owner will have 61 days, from the day the notice is mailed, to pay the stated amount. If we do not receive the required loan repayment within 61 days, we will terminate the Contract without value. Principal and interest must be repaid in substantially level payments made no less frequently than quarterly over a five-year period (or, if the loan is used to acquire the Owner's principal residence, a 10, 15 or 20-year period but not beyond the year the Owner attains age 70 1/2). The Owner is allowed a 61-day grace period from the installment due date. If the amount due by the end of the grace period is not received the outstanding loan would default and a taxable distribution of the entire amount of the outstanding principal, interest due, and any applicable charges under this Contract, including any withdrawal charge, will be made. This distribution may be subject to income and penalty tax under the Code and may adversely affect the treatment of the Contract under Code
Section 403(b).

Any loan amount outstanding upon the death of the Owner or Annuitant is deducted from any death benefit paid. In addition, a Contract loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment experience of the Variable Account and the interest rates applicable to Guarantee Periods do not apply to the portion of Contract Value transferred to the Loan Account. The longer the loan remains outstanding, the greater this effect is likely to be.

DEATH BENEFIT BEFORE THE ANNUITY DATE
Naming different persons as Owner(s), Annuitant(s), and Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it. Carefully consider the potential consequences under various scenarios when naming Owners, Annuitants, and Beneficiaries, and consult your agent or financial advisor.

Death of an Owner. If any Owner dies prior to the Annuity Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the Annuitant becomes the new Owner unless the deceased Owner was also the Annuitant. If the sole deceased Owner was also the Annuitant, then the provisions relating to the death of an Annuitant (described below) will govern unless the deceased Owner was one of two joint Annuitants. In the latter event, the surviving Annuitant becomes the Owner.

The following options are available to a sole surviving Owner or a new Owner:

      (1) If the Owner is the spouse of the deceased Owner, he or she may continue the Contract as the new Owner.

      (2) If the Owner is not the spouse of the deceased Owner he or she may elect, within 60 days of the date we receive Due Proof of Death:

            (a) to receive the Surrender Value in a single sum within 5 years of the deceased Owner's death; or

            (b) to apply the Surrender Value within 1 year of the deceased Owner's death to one of the Annuity Payment Options provided that payments under the option are payable over the new Owner's life or over a period not greater than the new Owner's life expectancy.

If he or she does not elect one of the above options, we will pay the Surrender Value five years from the date of the deceased Owner's death.

Under any of these options, sole surviving Owners or new Owners may exercise all Ownership rights and privileges from the date of the deceased Owner's death until the date that the Surrender Value is paid.

Death of the Annuitant. If the Annuitant dies before the Annuity Date, we will pay the death benefit described below to the Beneficiary named by the Owner in a lump sum. (Owners and Beneficiaries also may name successor Beneficiaries.) If there is no surviving Beneficiary, we will pay the death benefit to the Owner or the Owner's estate. In lieu of a lump sum payment within 5 years of the deceased Annuitant's death, the Beneficiary may elect, within 60 days of the date we receive due proof of the Annuitant's death, to apply the death benefit to an Annuity Payment Option, provided that the Annuity Date selected by the Beneficiary is at least two years after the Contract Date. We are currently waiving this two year requirement for Annuity Payment Options 3 and 4. (See ANNUITY PAYMENT OPTIONS, Description of Annuity Payment Options.)

If the Annuitant who is also an Owner dies, the provisions described immediately above apply except that the Beneficiary may only apply the death benefit payment to an Annuity Payment Option if:

      (1) payments under the option begin within 1 year of the Annuitant's death; and

      (2) payments under the option are payable over the Beneficiary's life or over a period not greater than the Beneficiary's life expectancy.

Death Benefit. If the Annuitant is age 75 or younger on the Contract Date, the death benefit is an amount equal to the greater of:

      (1) aggregate Net Purchase Payments made under the Contract less partial withdrawals as of the date we receive Due Proof of Death of the deceased;

      (2) Contract Value as of the date we receive Due Proof of Death of the deceased's death; or

      (3) the death benefit floor amount as of the date of the deceased's death plus any Net Purchase Payments made and less any partial withdrawals made since the most recent death benefit floor computation anniversary prior to death.

For Contracts issued after the Annuitant's 76th birthday, the death benefit is always equal to the Contract Value as of the date we receive Due Proof of the Death of Annuitant less any outstanding Loan Amount and any applicable premium taxes not previously deducted.

The death benefit floor amount is the Contract Value on the most recent death benefit floor computation anniversary. In states other than Texas, death benefit floor computation anniversaries are the 7th Contract Anniversary and each subsequent 7th Contract Anniversary (for example, the 14th Contract Anniversary, the 21st Contract Anniversary, etc.) (In Texas, the death benefit floor computation anniversaries are the 6th Contract Anniversary and each subsequent 6th Contract Anniversary.)


The death benefit is paid when we have received Due Proof of Death and proof of each beneficiary(ies) interest, which shall include the required documentation and property instructions from each of the beneficiary(ies).


DEATH BENEFIT AFTER THE ANNUITY DATE
If an Owner dies after the Annuity Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the surviving annuitant, if any, becomes the new Owner. Such Owners will have the rights of Owners during the annuity period, including the right to name successor Payees if the deceased Owner had not previously done so. The death of an Annuitant after the Annuity Date will have the effect stated in the Annuity Payment Option pursuant to which annuity payments are being made.

ANNUITY PAYMENTS ON THE ANNUITY DATE


The Owner selects the Annuity Date. The Annuity Date may not be after the later of the Contract Anniversary following the Annuitant's 85th birthday or 10 years after the Contract Date, except that we may allow on a non-discriminatory basis the Annuity Date to be as late as of 95 if the Contract was issued when the Annuitant was 75 or older.


The Owner may change the Annuity Date subject to the following limitations: (1) the Owner's Written Request must be received at our Mailing Address at least 30 days before the current Annuity Date, and (2) the requested Annuity Date must be a date that is at least 30 days after receipt of the Written Request, and (3) the requested Annuity Date must be at least two years after the Contract Date. (We are currently waiving the 30 day requirement in (1), however, the Written Request must be received at our Mailing Address prior to the current Annuity Date.)

On the Annuity Date, the adjusted Contract Value will be applied under the life income Annuity Payment Option with ten years guaranteed, unless the Owner elects to have the proceeds paid under another Annuity Payment Option or to receive the Surrender Value in a lump sum. (See ANNUITY PAYMENT OPTIONS.) In certain states, the Surrender Value will be applied to the Annuity Payment Option rather than the adjusted Contract Value. Unless the Owner instructs us otherwise, amounts in the Guaranteed Interest

Option will be used to provide a fixed-Annuity Payment Option and amounts in the Variable Account will be used to provide a variable Annuity Payment Option.

The adjusted Contract Value is the Contract Value:

       (1)   plus or minus any applicable interest adjustment;

       (2) minus any applicable surrender charge if Annuity Payment Option 1 is selected;

       (3) minus the pro-rated portion of the annual Contract fee (unless the Annuity Date falls on the Contract Anniversary);

       (4)   minus any applicable loan amount; and

       (5)   minus any applicable premium taxes not yet deducted.




PAYMENTS
Any surrender, partial withdrawal, Contract loan, or death benefit usually will be paid within seven days of receipt of a Written Request, any information or documentation reasonably necessary to process the request, and (in the case of a death benefit) receipt and filing of Due Proof of Death. However, payments may be postponed if:

       (1) the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or

       (2)   the SEC permits the postponement for the protection of Owners; or

       (3) the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.

If a recent check or draft has been submitted, we have the right to delay payment until we are certain the check or draft has been honored.

We have the right to defer payment of any surrender, partial withdrawal, or transfer from the Guaranteed Interest Option for up to six months from the date of receipt of Written Request at our Mailing Address for such a surrender or transfer. If payment is not made within 30 days after receipt of documentation necessary to complete the transaction, or such shorter period required by a particular jurisdiction, interest will be added to the amount paid from the date of receipt of documentation at 3% or such higher rate required for a particular jurisdiction.

Contracts may be sold to or in connection with retirement plans that do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Code. Neither the Owner nor the Annuitant may be older than age 85 on the Contract Date.

MODIFICATION
Upon notice to the Owner and as permitted by applicable law, we may modify the
Contract:

         (1) to permit the Contract or the Variable Account to comply with any applicable law or regulation issued by a government agency; or

         (2) to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or

         (3)   to reflect a change in the operation of the Variable Account; or

         (4) to provide for the addition or substitution of investment options.

In the event of most such modifications, we will make appropriate endorsement to the Contract.

REPORTS TO OWNERS
At least annually, we will mail to each Owner, at such Owner's last known address of record, a report setting forth the Contract Value (including the Contract Value in each Subaccount and each Guarantee Amount) of the Contract, purchase payments paid and charges deducted since the last report, partial withdrawals made since the last report and any further information required by any applicable law or regulation.

Householding. To reduce service expenses, we intend to send only one copy of its reports per household regardless of the number of Owners at the household. However, any Owner may obtain additional reports upon request to us.

INQUIRIES
Inquiries regarding a Contract may be made in writing to us at our Mailing Address. We may charge a fee of up to $50 for each research request.

                         THE GUARANTEED INTEREST OPTION
================================================================================

The guaranteed interest option varies according to the state in which the Contract is issued. Solely for the sake of convenient reference, states have been divided into three categories. In category one, we offer guarantee periods varying in duration from one year to ten years and we may impose an interest adjustment on guarantee amounts withdrawn prior to the expiration of a guarantee period.

In Category 2, we offer a guarantee period of one year and no interest adjustment is imposed if guarantee amounts are withdrawn before the expiration of that year.

In Category 3, we do not intend to offer a guaranteed interest option.

To determine the guaranteed interest option available in your state, find the name of your state in the lists of states below. Then read about the guaranteed interest option available in that state.

CATEGORY 1
We, in Category 1 states, may offer guarantee periods varying in duration from one year to ten years and we may impose an interest adjustment on guarantee amounts withdrawn prior to the expiration of a guarantee period. Category 1 states are: Alabama, Alaska, Arizona, Arkansas, California, Colorado, Connecticut, Delaware, District of Columbia, Florida, Georgia, Hawaii, Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Massachusetts, Michigan, Minnesota, Mississippi, Missouri, Montana, Nebraska, Nevada, New Hampshire, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma, Rhode Island, South Carolina, South Dakota, Tennessee, Vermont, Virginia, West Virginia, and Wyoming.

In Category 1 states, an Owner may allocate some or all of the Net Purchase Payments and transfer some or all of the Contract Value to the Guaranteed Interest Option for selected periods of time from one to ten years. We also intend to offer a special one year Guarantee Period that allows transfers to other Subaccounts throughout the Guarantee Period (the "DCA One Year Guarantee Period"). Because you will be transferring Contract Value from the DCA One Year Guarantee Period, you will be earning interest on a decreasing amount. Purchase Payments may be allocated to this DCA One Year Guarantee Period, but transfers are not allowed into it. The DCA One Year Guarantee Period may not be available in all states and the Guaranteed Interest Options may not be available in all states. Contact us for information on availability in your state.

The Guaranteed Interest Option is part of our General Account and pays interest at declared rates, set at our sole discretion. The rates are guaranteed for a selected period of time from one to ten years (currently only one year is offered). The principal, after deductions, is also guaranteed. Our General Account supports its insurance and annuity obligations. Since the Guaranteed Interest Option is part of the General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to our general liabilities from business operations.

The Guaranteed Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Interest Option nor our General Account has been registered as an investment company under the 1933 Act. Therefore, neither our General Account, nor the Guaranteed Interest Option, is generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the Guaranteed Interest Option which are included in this Prospectus are for the Owner's information. However, such disclosures are subject to certain generally applicable provisions of federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Guaranteed Interest Option Value. The portion of the Contract Value allocated to the Guaranteed Interest Option is the Guaranteed Interest Option value which is credited with interest, as described below. The Guaranteed Interest Option value reflects interest credited to Contract Value in Guarantee Periods, Net Purchase Payments allocated to or Contract Value transferred to Guarantee

Periods, transfers of Contract Value out of Guarantee Periods, surrenders and partial withdrawals from Guarantee Periods (including related interest adjustments), and charges assessed in connection with the Contract. The Guaranteed Interest Option value is the sum of Guarantee Amounts under the Contract. The Guaranteed Interest Option value is guaranteed to accumulate at a minimum effective annual interest rate of 3%.

Guarantee Periods. From time to time we will offer to credit Guaranteed Interest Option value with interest at specific guaranteed rates for specific periods of time. These periods of time are known as Guarantee Periods. We may offer one or more Guarantee Periods of one to ten years' duration at any time, but will always offer a Guarantee Period of one year (currently, only the one-year Guaranteed Period is offered). We will publish an effective annual interest rate applicable to each Guarantee Period being offered at that time. Net Purchase Payments allocated or Contract Value transferred to a Guarantee Period is guaranteed to earn that rate of interest for each year of the period (provided that such payments and Contract Value are not withdrawn during the Guarantee Period or surrendered). The interest rates available at any time will vary with the number of years in the Guarantee Period but will always be equal to or greater than an effective annual rate of 3%.

Guarantee Periods begin as of the date Net Purchase Payments or transfers of Contract Value are made to them and end when the number of years in the Guarantee Period have elapsed. Transfers of Contract Value to the DCA One Year Guarantee Period are not permitted. The last day of the Guarantee Period is the expiration date for the Guarantee Period. Owners may not select Guarantee Periods with expiration dates later than the Contract's current Annuity Date. During the 30-day period prior to the expiration of a Guarantee Period, the Owner may transfer the Guarantee Amount related to that Guarantee Period to any new Guarantee Period or Subaccount available at that time. Such transfers may be made at any time from the DCA One Year Guarantee Period. At the expiration of the DCA One Year Guarantee Period, any amount remaining in the account will be transferred to the Ultra Series Money Market Class I Subaccount if other instructions are not received from the Owner. If, at the expiration of a Guarantee Period, less than one year remains until the Annuity Date, we will credit interest to the Guarantee Amount at the guaranteed rate then applicable to a one year Guarantee Period. For Guarantee Periods other than the DCA One Year Guarantee Period, we will notify Owners of the available Guarantee Periods and Subaccounts 30 days prior to the expiration of a Guarantee Period.

If an Owner does not respond to the notice with instructions as to how to reinvest the Guarantee Amount, then on the expiration date we will invest the Guarantee Amount in another Guarantee Period of the same duration as the expiring period. If that Guarantee Period will extend beyond the Annuity Date of the Contract, we will reinvest the Guarantee Amount in the Guarantee Period of the longest duration that expires before the Annuity Date.

We may credit Guarantee Amounts with interest at current rates in excess of the minimum guaranteed rate but is not obligated to do so. We have no specific formula for determining current interest rates. These current interest rates may be influenced by, but do not necessarily correspond to, prevailing general market interest rates. Guaranteed Interest Option Value will not share in the investment performance of our General Account or any portion thereof. Any interest credited on Guarantee Amounts in excess of the minimum guaranteed effective rate of 3% per year will be determined in our sole discretion. The Owner therefore assumes the risk that interest credited may not exceed the minimum guaranteed rate.

Net Purchase Payment Preservation Program. An Owner may elect to allocate the initial Net Purchase Payment between the Guaranteed Interest Option and the Variable Account so that at the end of the Guaranteed Period the portion of the initial Net Purchase Payment allocated to the Guarantee Interest Option will equal the initial Net Purchase Payment. This would permit the Owner to allocate the remaining portion of the initial Net Purchase Payment to one or more Subaccounts and still be certain of having a Contract Value at the end of the Guarantee Period at least equal to the initial Net Purchase Payment. Upon request, we will calculate the portion of any Net Purchase Payment that must be allocated to a particular Guarantee Period to achieve this result.

Interest Adjustment. We will impose an interest adjustment on Guarantee Amounts withdrawn or surrendered or applied to an Annuity Payment Option from a Guarantee Period (other than the DCA One Year Guarantee Period) before expiration of the period except when such a withdrawal, surrender, or annuitization occurs during the last 30 days of the period. The interest adjustment is calculated by multiplying the amount surrendered, withdrawn, or annuitized by the following factor:

                              0.70 x (I - J) x n/12
Where:

    I= the guaranteed interest rate then being offered for a new Guarantee Period equal in duration and type to the period from which the Guarantee Amount is being withdrawn, surrendered or annuitized. If a Guarantee Period of such duration is not being offered, "I" equals the linear interpolation of the guaranteed rates for periods then available. If the Guarantee Periods needed to perform the interpolation are not being offered, "I" equals the interest rate being paid on the Treasury Constant Maturity Series published by the Federal Reserve Board for Treasury securities with remaining maturities equal to the duration of the appropriate Guarantee Period plus the interest adjustment reference factor shown on the Contract data page. If no published rates are available for maturities equal to the duration of the appropriate Guarantee Period, linear interpolation of other published rates will be used.

    J= the guaranteed interest rate then being credited to the Guarantee Amount being withdrawn, surrendered or annuitized.

    n= the number of complete months remaining until the expiration of the Guarantee Period.




At a time when I exceeds J, the interest adjustment will reduce the portion of any Guarantee Amount available for withdrawal, surrender, or annuitization. At a time when J exceeds I, the interest adjustment will increase the portion of any Guarantee Amount available for withdrawal, surrender, or annuitization. Moreover, the interest adjustment will only operate to increase or reduce credited interest in an amount equal to the excess of 3% per year on a Guarantee Amount at the beginning of any Guarantee Period.

The interest adjustment is calculated separately for each Guarantee Amount and is applied before any surrender charge. Owners must instruct us as to which Guarantee Periods should be withdrawn or surrendered. Within any Guarantee Period, Guarantee Amounts are withdrawn or surrendered on a first-in-first-out basis. The adjustment does not apply to the calculation of a death benefit or to amounts deducted from Guaranteed Interest Option value by us as fees or charges. In addition, the application of an Interest Adjustment will not cause the sum of the Surrender Charge and Interest Adjustment to exceed 10% of the amount withdrawn or surrendered.

Any applicable interest adjustment(s) will be deducted from or added to the remaining Guarantee Amount(s), if any, or from all remaining Guarantee Amounts on a pro-rata basis. If, at the time a partial withdrawal is requested from a Guarantee Amount, the Guaranteed Interest Option value would be insufficient to permit the deduction of the interest adjustment from any remaining Guarantee Amounts, then we will not permit the partial withdrawal.

The imposition of an interest adjustment may have significant federal income tax consequences. (See FEDERAL TAX MATTERS, Taxation of Annuities.)

CATEGORY 2
We, in Category 2 states, offer guarantee periods of one year and no interest adjustment is imposed. Category 2 states include: Pennsylvania, Texas, Utah, and Wisconsin. Category 2 states may also include Maryland and New Jersey. Maryland and New Jersey offers will be limited to the DCA One Year Guarantee Period only.

In Category 2 states an Owner may allocate some or all of the Net Purchase Payments and transfer some or all of the Contract Value to the Guaranteed Interest Option for one year periods. We also intend to offer a special one year Guarantee Period that allows transfers to other Subaccounts throughout the Guarantee Period (the "DCA One Year Guarantee Period"). Because you will be transferring Contract Value from the DCA One Year Guarantee Period, you will be earning interest on a decreasing amount. Purchase Payments may be allocated to this DCA One Year Guarantee Period, but transfers are not allowed into it. Purchase payment allocations are limited to the first three Contract Years in Maryland and New Jersey. Contracts sold in Maryland and New Jersey prior to availability of the DCA One Year Guarantee Period do not contain the Guaranteed Interest Option.

The Guaranteed Interest Option is part of our General Account and pays interest at declared rates, set at our sole discretion, that are guaranteed for one year. The principal, after deductions, is also guaranteed. Our General Account supports its insurance and annuity obligations. Since the Guaranteed Interest Option is part of the General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to our general liabilities from business operations.

The Guaranteed Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Interest Option nor our General Account has been registered as an investment company under the 1940 Act. Therefore, neither our General Account, nor the Guaranteed Interest Option, is generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the Guaranteed Interest Option which are included in this Prospectus are for the Owner's information. However, such disclosures are subject to certain generally applicable provisions of federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Guaranteed Interest Option Value. The Guaranteed Interest Option value is the portion of the Contract Value allocated to the Guaranteed Interest Option. The Guaranteed Interest Option value reflects Net Purchase Payments allocated to and Contract Value transferred to 1) Guarantee Periods, 2) interest credited to Contract Value in Guarantee Periods, 3) transfers of Contract Value out of Guarantee Periods, 4) surrenders and partial withdrawals from Guarantee Periods, and 5) charges assessed in connection with the Contract. Guarantee Amounts are withdrawn or surrendered on a first-in-first-out basis. The Guaranteed Interest Option value is the sum of Guarantee Amounts under the Contract. The Guaranteed Interest Option value is guaranteed to accumulate at a minimum effective annual interest rate of 3%.

Guarantee Periods. From time to time we will offer to credit Guaranteed Interest Option value with interest at a specific rate guaranteed for the following one-year period. The one-year period is known as a Guarantee Period. We will publish the effective annual interest rate applicable to each Guarantee Period. Net Purchase Payments allocated and Contract Value transferred to a

Guarantee Period is guaranteed to earn that rate of interest during the period (provided that such payments and Contract Value are not withdrawn from the Guarantee Period or surrendered). The interest rate will always be equal to or greater than an effective annual rate of 3%.

A Guarantee Period begins as of the date Net Purchase Payments or transfers of Contract Value are made to the Guarantee Account and ends when 365 days have passed. Transfers of Contract Value to the DCA One-Year Guarantee Period are not permitted. The last day of the 365-day period is the expiration date for the Guarantee Period. During the 30-day period prior to the expiration date, the Owner may transfer the Guarantee Amount related to that Guarantee Period to a new one year Guarantee Period or to any Subaccount available at that time. Such transfers may be made at any time from the DCA One-Year Guarantee Period. At the expiration of a DCA One-Year Guarantee Period, any amount remaining will be transferred to the Ultra Series Money Market Class I Subaccount. For Guarantee Periods other than the DCA One Year Guarantee Period, we will notify Owners of the interest rates applicable to the upcoming Guarantee Period thirty days prior to the expiration of a Guarantee Period. If an Owner does not respond to the notice with instructions as to how to reinvest the Guarantee Amount, then on the expiration date we will invest the Guarantee Amount in another one year Guarantee Period at the guaranteed rate then offered. If less than one year remains until the Annuity Date, we will credit interest to the Guarantee Amount at the guaranteed rate then applicable to a one year Guarantee Period.

We intend to credit Guarantee Amounts with interest at current rates in excess of the minimum guaranteed rate but is not obligated to do so. We have no specific formula for determining current interest rates. Current interest rates may be influenced by, but do not necessarily correspond to, prevailing general market interest rates. Guaranteed Interest Option Value will not share in the investment performance of our General Account. Any interest credited on Guarantee Amounts in excess of the minimum guaranteed effective rate of 3% per year will be determined in our sole discretion. The Owner assumes the risk that interest credited may not exceed the minimum guaranteed rate.

We will not impose an interest adjustment on Guarantee Amounts withdrawn or surrendered or applied to an Annuity Payment Option from the Guaranteed Interest Option.

Net Purchase Payment Preservation Program. An Owner may elect to allocate the initial Net Purchase Payment between the one year Guaranteed Period and the Variable Account so that at the end of the Guarantee Period, the portion of the initial Net Purchase Payment allocated to the Guarantee Amount will equal the initial Net Purchase Payment. This permits the Owner to allocate the remaining portion of the initial Net Purchase Payment to one or more Subaccounts and still be certain of having a Contract Value at the end of the Guarantee Period at least equal to the initial Net Purchase Payment. Upon request, we will calculate the portion of any initial Net Purchase Payment that must be allocated to a one-year Guarantee Period to achieve this result. The program is not available in Maryland and New Jersey.

CATEGORY 3
We do not intend to offer a Guaranteed Interest Option in Category 3 states. Category 3 states are: Oregon and Washington.

                             CHARGES AND DEDUCTIONS
================================================================================

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

General. No charge for sales expenses is deducted from purchase payments at the time purchase payments are paid. However, within certain time limits described below, a surrender charge (contingent deferred sales charge) is deducted from the Contract Value if a partial withdrawal or surrender is made before the Annuity Date. Also, a surrender charge is deducted from amounts applied to Annuity Payment Option 1. (See DESCRIPTION OF THE CONTRACT, Annuity Payments on the Annuity Date.)

Charge for Partial Withdrawal or Surrender. A charge is imposed on the partial withdrawal or surrender of purchase payments within seven years of their having been received by us. The surrender charge is the percentage of each such purchase payment specified in the table below and is separately calculated and applied to each purchase payment at any time when that purchase payment is withdrawn or surrendered. No surrender charge applies to Contract Value in excess of aggregate purchase payments. The surrender charge is calculated using the assumption that all Contract Value in excess of aggregate purchase payments is surrendered before any purchase payments and that purchase payments are surrendered on a first-in-first-out basis.

----------------------------------------------
   Number of Full
 Years Between Date
of Purchase Payment            Charge as
    and Date of              Percentage of
     Surrender             Purchase Payment
----------------------------------------------
        0                        7%
        1                        6%
        2                        5%
        3                        4%
        4                        3%
        5                        2%
        6                        1%
       7+                        0%
----------------------------------------------

Any applicable surrender charge is deducted pro-rata from the remaining Variable Contract Value in the Subaccounts from which the withdrawal is made or the remaining Guaranteed Interest Option value from the Guarantee Amounts from which the withdrawal is made. If such remaining Variable Contract Value or Guaranteed Interest Option value is insufficient for this purpose, the surrender charge is deducted pro-rata from all Subaccounts and Guarantee Amounts under the Contract.

Amounts Not Subject to Surrender Charge. In each Contract Year, earnings may be withdrawn free of surrender charges. In addition, up to 10% of an amount equal to the aggregate purchase payments still subject to a surrender charge (computed at the time of the withdrawal or surrender) may be withdrawn or surrendered during that year without a surrender charge. Any amounts surrendered or withdrawn in excess of this 10% will be assessed a surrender charge. This right is not cumulative from Contract Year to Contract Year.

WAIVER OF SURRENDER CHARGE. In most states, the Contract provides that, upon Written Request from the Owner before the Annuity Date, the surrender charge will be waived on a partial withdrawal or surrender if the Annuitant is confined to a nursing home or hospital (as described in the Contract) or becomes terminally ill (as described in the Contract). This waiver is not available in some states, and, therefore, is not described in Contracts issued in those states. As of May 1, 2005, those states include Kansas, New Jersey, Pennsylvania, and Texas. This benefit may be exercised one time.

We also offer an Executive Benefits Plan Endorsement in conjunction with certain deferred compensation plans. The executive benefits plan endorsement waives the surrender charges (deferred charges) on the Contract to which it is attached subject to the following conditions:


       1. the Contract is surrendered and the proceeds are used to fund a new contract provided through CMFG Life Insurance Company or an affiliate;


       2.    the Contract is owned by a business or trust;

       3.    the new Contract is owned by the same entity;

       4. the annuitant (insured) under the Contract is a selected manager or a highly compensated employee (as those terms are defined by Title 1 of the Employee Retirement Income Security Act, as amended);

       5. the annuitant (insured) under the new Contract is also a selected manager or highly compensated employee;

       6. we receive an application for the new contract (and have evidence of insurability satisfactory to us).

There is no charge for this benefit. However, if you exercise this benefit during the first two Contract Years, we reserve the right to charge a fee to offset expenses incurred. This fee will not exceed $150. The Executive Benefits Plan Endorsement may not be available in all states.

ANNUAL CONTRACT FEE
On each Contract Anniversary prior to the Annuity Date, we deduct from the Variable Contract Value an annual Contract fee of $30 to pay us for administrative expenses relating to the Contract. The fee is deducted from each Subaccount and from the Guaranteed Interest Option based on the proportion that the value of the Subaccount and the Guaranteed Interest Option bear to the total Contract Value. (In Texas and South Carolina, the fee is deducted from each Subaccount based on the proportion that the value of the Subaccount bears to the total Variable Contract Value.) The annual Contract fee also is deducted upon surrender of a Contract on a date other than a Contract Anniversary. A pro-rated portion of the fee is deducted upon annuitization. After the Annuity Date, the annual Contract fee is deducted from variable annuity payments. We do not deduct the annual Contract fee on Contracts with a Contract Value of $25,000 or more on the Contract Anniversary. The Contract fee will not be charged after the Annuity Date when a Contract with a Contract Value of $25,000 or more has been annuitized.

ASSET-BASED ADMINISTRATION CHARGE
We deduct a daily administration charge to compensate us for certain expenses we incur in administration of the Contract. The charge is deducted from the assets of the Variable Account at an annual rate of 0.15%.

TRANSFER PROCESSING FEE
Currently no fee is charged for transfers. However, we may charge $10 for the 13th transfer and each subsequent transfer during a Contract Year. For the purpose of assessing such a transfer fee, each Written Request would be considered to be one transfer, regardless of the number of Subaccounts or Guarantee Amounts affected by the transfer. The transfer fee would be deducted from the Subaccount or Guarantee Amount from which the transfer is made. If a transfer is made from more than one Subaccount or Guarantee Amount at the same time, the transfer fee would be deducted pro-rata from the remaining Variable Contract Value in such Subaccount(s) or from the remaining Guarantee Amount.

DUPLICATE CONTRACT CHARGE
You can obtain a summary of your Contract at no charge. There will be a $30 charge for a duplicate Contract. In addition, a Written Request is needed to request a duplicate Contract.

MORTALITY AND EXPENSE RISK CHARGE
To compensate us for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge from the assets of the Variable Account. The charge is at a daily rate of 0.003425%. On an annual basis, this equates to 1.25% (approximately 0.85% for mortality risk and 0.40% for expense risk).

The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that we assume also includes a guarantee to pay a death benefit if the Annuitant dies before the Annuity Date. The expense risk that we assume is the risk that the administrative fees and transfer fees (if imposed) may be insufficient to cover actual future expenses.

We may use any profits from this charge to finance other expenses, including distribution expenses related to the Contracts or any other purpose.

LOAN INTEREST CHARGE
While a loan is outstanding, loan interest is payable at the end of each Contract Year or, if earlier, on the date of loan repayment, surrender, termination, or death of the Annuitant. Loan interest is charged in arrears on the amount of an outstanding loan. Loan interest that is unpaid when due will be added to the amount of the loan at the end of each Contract Year and will bear interest at the same rate. We charge an annual interest rate of 6.50% on loans. After offsetting the 3.00% interest we guarantee we will credit to the Loan Account, the maximum guaranteed net cost of loans is 3.50% (annually).

EXECUTIVE BENEFITS PLAN ENDORSEMENT CHARGE
We also may charge a fee, not to exceed $150, for each partial withdrawal or surrender if we waive surrender charges under the Executive Benefits Plan Endorsement during the first two Contract Years. This fee is intended to offset expenses incurred in providing the endorsement. If a fee is imposed, this fee will be deducted from the Contract Value at the time of the surrender or partial withdrawal.

CHANGE OF ANNUITANT ENDORSEMENT
We offer a Change of Annuitant Endorsement in conjunction with certain deferred compensation plans. This Endorsement permits an Owner that is a business or trust to change the Annuitant at any time when the current Annuitant is alive provided that both the current Annuitant and new Annuitant are selected managers or highly compensated employees of the Owner. Generally, there is no charge for this Endorsement, however, if the Owner exercises the rights under this Endorsement during the first two Contract Years, we may charge up to $150 to offset our expenses incurred in connection with the Endorsement. The Change of Annuitant Endorsement is subject to a number of conditions.

Generally, there is no charge for this endorsement, however, if the Owner exercises the rights under this endorsement during the first two Contract Years, we may charge up to $150 to offset our expenses incurred in connection with the endorsement. If a fee is imposed, this fee will be deducted from the Contract Value at the time of the surrender or partial withdrawal. The Change of Annuitant Endorsement is subject to a number of conditions.

INCOME PAYMENT INCREASE ENDORSEMENT
We offer an Income Payment Increase Endorsement on this Contract. Under this Endorsement and subject to the conditions described in the Endorsement, you may increase the annuity payments under any Annuity Payment Option (other than Annuity Payment Option 1) by sending us an additional payment of up to $1 million with your Written Request electing an Annuity Payment Option. We deduct any Premium Taxes from the additional payment and the additional amount is added to the Contract Value applied to the Annuity Payment Option. Currently there is no charge for this Endorsement; however, we may charge up to $150 for the Endorsement. If a charge is assessed, it will be deducted from the additional amount received before it is added to the Contract Value applied to the Annuity Payment Option.

FUND EXPENSES
Because the Variable Account purchases shares or units of the various Funds, the net assets of the Variable Account will reflect the investment management fees and other operating expenses incurred by such Funds. (See EXPENSE TABLES and the accompanying current prospectus for the Funds). A more detailed description of these fees and expenses may be found in each Fund prospectus, which follows this Prospectus. In addition, as discussed under "Servicing Fees" above, the Funds pay us for providing certain administrative services.

PREMIUM TAXES
Various states and other governmental entities levy a premium tax on annuity contracts issued by insurance companies. Premium tax rates are subject to change from time to time by legislative and other governmental action. In addition, other government units within a state may levy such taxes. The timing of tax levies varies from one taxing authority to another. If premium taxes are applicable to a Contract, the jurisdiction may require payment (a) from purchase payments as they are received, (b) from Contract Value upon withdrawal or surrender, (c) from adjusted Contract Value upon application to an Annuity Payment Option, or (d) upon payment of a death benefit. We will forward payment to the taxing jurisdiction when required by law. Although we may deduct premium taxes at the time such taxes are paid to the taxing authority, currently we do not deduct premium tax from the Owner's Contract Value.

We, upon request, will provide current premium tax rates. To obtain this information, contact us at the address and telephone number shown on the first page of this prospectus. As of January 1, 2010 the Contracts offered by this Prospectus were subject to tax in the states shown below:

State                      Non-Qualified   Qualified
-------------------------------------------------------
California                     2.35%         0.50%
Maine                          2.00%         0.00%
Nevada                         3.50%         0.00%
Puerto Rico                    1.00%         1.00%
South Dakota                   1.25%         0.00%
West Virginia                  1.00%         1.00%
Wyoming                        1.00%         0.00%
-------------------------------------------------------

OTHER TAXES
Currently, no charge is made against the Variable Account for any federal, state, or local taxes (other than premium taxes) that we incur or that may be attributable to the Variable Account or the Contracts. We may, however, make such a charge in the future from Surrender Value, death benefits, or annuity payments, as appropriate. Such taxes may include taxes (levied by any government entity) which we determine to have resulted from: (1) the establishment or maintenance of the Variable Account, (2) receipt by us of purchase payments, (3) issuance of the Contracts, or (4) the payment of annuity payments.

                             ANNUITY PAYMENT OPTIONS
================================================================================

ELECTION OF ANNUITY PAYMENT OPTIONS
On the Annuity Date, the adjusted Contract Value will be applied under an Annuity Payment Option, unless the Owner elects to receive the Surrender Value in a single sum. (See DESCRIPTION OF THE CONTRACT, Annuity Payments on the Annuity Date.) If an election of an Annuity Payment Option is not on file at our Mailing Address on the Annuity Date, the proceeds will be paid as a life income annuity with payments for ten years guaranteed. An Annuity Payment Option may be elected, revoked, or changed by the Owner at any time before the Annuity Date while the Annuitant is living. The election of an option and any revocation or change must be made by Written Request signed by the Owner and/or Beneficiary, as appropriate. The Owner may elect to apply any portion of the adjusted Contract Value to provide either variable annuity payments or fixed annuity payments or a combination of both.

Before the Annuity Date, the Owner can apply the entire Surrender Value under an Annuity Payment Option, or a Beneficiary can apply the death benefit under an Annuity Payment Option. The Annuity Payment Options available are described below.

We may refuse the election of an Annuity Payment Option other than paying the adjusted Contract Value in a lump sum if the total amount applied to an Annuity Payment Option would be less than $2,500, or each annuity payment would be less than $25.00.

FIXED ANNUITY PAYMENTS
Fixed annuity payments are periodic payments from us to the designated Payee, the amount of which is fixed and guaranteed by us. The amount of each payment depends only on the form and duration of the Annuity Payment Option chosen, the age of the Annuitant, the gender of the Annuitant (if applicable), the amount applied to purchase the annuity payments, and the applicable annuity purchase rates in the Contract. The annuity purchase rates in the Contract are based on a minimum guaranteed interest rate of 3.5%. We may, in its sole discretion, make annuity payments in an amount based on a higher interest rate.

VARIABLE ANNUITY PAYMENTS
The dollar amount of the first variable annuity payment is determined in the same manner as that of a fixed annuity payment. Therefore, for any particular amount applied to a particular Annuity Payment Option, the dollar amount of the first variable annuity payment and the first fixed annuity payment (assuming such fixed payment is based on the minimum guaranteed 3.5% interest rate) would be the same. Variable annuity payments after the first payment are similar to fixed annuity payments except that the amount of each payment varies to reflect the net investment performance of the Subaccount(s) selected by the Owner or Payee.

The net investment performance of a Subaccount is translated into a variation in the amount of variable annuity payments through the use of Annuity Units. The amount of the first variable annuity payment associated with each Subaccount is applied to purchase Annuity Units at the Annuity Unit value for the Subaccount on the Annuity Date. The number of Annuity Units of each Subaccount attributable to a Contract then remains fixed unless an exchange of Annuity Units is made as described below. Each Subaccount has a separate Annuity Unit value that changes with each Valuation Period in substantially the same manner as do Accumulation Units of the Subaccount.

The dollar value of each variable annuity payment after the first is equal to the sum of the amounts determined by multiplying the number of Annuity Units under a Contract of a particular Subaccount by the Annuity Unit value for the Subaccount for the Valuation Period which ends immediately preceding the date of each such payment. If the net investment return of the Subaccount for a payment period is equal to the pro-rated portion of the 3.5% annual assumed investment rate, the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. To the extent that such net investment return exceeds an annualized rate of 3.5% for a payment period, the payment for that period will be greater than the payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 3.5%, the payment for that period will be less than the payment for the prior period.

After the Annuity Date, an Owner may change the selected Subaccount(s) by Written Request up to four times per Contract Year. Such a change will be made by exchanging Annuity Units of one Subaccount for another on an equivalent dollar value basis. See the Statement of Additional Information for examples of Annuity Unit value calculations and variable annuity payment calculations.

DESCRIPTION OF ANNUITY PAYMENT OPTIONS

Option 1 - Interest Income. (Fixed Annuity Payments Only) The proceeds are left with us to earn interest at a compound annual rate to be determined by us but not less than 3.5%. Interest will be paid every month or every 12 months to the Payee as the Owner. Under this option, the Owner may withdraw part or all of the proceeds at any time. This option may not be available in all states. In the event of the Annuitant's death, any remaining proceeds would be paid to the Beneficiary. If there is no Beneficiary or no Beneficiary is living at the time of the Annuitant's death, any remaining proceeds will be paid to the Owner, otherwise to the Owner's estate.

Option 2 - Income For a Fixed Term. (Fixed Annuity Payments Only) The proceeds are paid out in equal monthly installments to the Payee for a fixed number of years between 5 and 30. In the event of the Annuitant's death, the Beneficiary may receive the payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no Beneficiary or no Beneficiary living at the time of the Annuitant's death, the present value of the remaining payments will be paid to the Owner, otherwise to the Owner's estate.

Option 3A - Life Income With Specified Number of Years Guaranteed. The proceeds are paid in monthly installments to the Payee during the Annuitant's lifetime with the guarantee that payments will be made for a period of ten years or twenty years. In the event of the Annuitant's death before the expiration of the specified number of years, the Beneficiary may receive the remaining payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no Beneficiary or no Beneficiary living at the time of the Annuitant's death, the present value of the remaining payments will be paid to Owner, otherwise to the Owner's estate.

Option 3B - Life Income With Special Specified Number of Years Guaranteed. (Fixed Annuity Payments Only) We make monthly Income Payments to the Payee for as long as the Annuitant remains alive. The same as Option 3A except that the specified number of years selected is at least that which is necessary for the total of all guaranteed payments to equal the amount of proceed applied under this option.

Option 3C - Life Income. We make monthly Income Payments to the Payee for as long as the Annuitant remains alive. The same as Option 3A except that payments are not guaranteed for a specific number of years but only for the lifetime of the Annuitant. Under this option, a Payee could receive only one payment if the Annuitant dies after the first payment, two payments if the Annuitant dies after the second payment, etc.

Option 4 - Joint and Survivor Life Income - 10 Year Guaranteed Period Certain. The proceeds are paid out in monthly installments to the Payee for as long as either of two joint Annuitants remain alive. If after the second Annuitant's death, payments have been made for fewer than 10 years, payments will be made to the Beneficiary or the Beneficiary may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no Beneficiary or no Beneficiary is living at the time of the second Annuitant's death, the present value of the remaining payments will be paid to the Owner, otherwise to the Owner's estate. In addition to the 10 year guaranteed period certain, we currently make additional periods certain available under this option, including periods certain of 5 years, 15 years, and 20 years.

The amount of each payment will be determined from the tables in the Contract that apply to the particular option using the Payee's age (and if applicable, gender). Age will be determined from the last birthday at the due date of the first payment.

Option 5 - Life Income - Payments Adjusted for Inflation - Guaranteed Period Certain. (Fixed Annuity Payments Only) The proceeds adjusted for inflation as described below are paid in monthly installments to the Payee during the Annuitant's lifetime with the guarantee that payments will be made for a period of ten years or twenty years. In the event of the Annuitant's death before the expiration of the specified number of years, the Beneficiary may receive the remaining payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no Beneficiary or no Beneficiary is living at the time of the Annuitant's death, the present value of the remaining payments will be paid to the Owner, otherwise to the owner's estate.

Option 6 - Joint and Survivor Life Income - Payments Adjusted for Inflation - 10 year Guaranteed Period Certain. (Fixed Annuity Payments Only) The proceeds adjusted for inflation as described below are paid out in monthly installments to the Payee for as long as either of two joint Annuitants remain alive. If after the second Annuitant's death, payments have been made for fewer than 10 years, payments will be made to any the Beneficiary or the Beneficiary may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no Beneficiary or no Beneficiary is living at the time of the second Annuitant's death, the present value of the remaining payments will be paid to the Owner, otherwise to the Owner's estate. In addition to the 10 year guaranteed period certain, we currently make additional periods certain available under this option, including periods certain of 5 years, 15 years, and 20 years.

Option 7 - Life Income - Payments Adjusted for Inflation - Lifetime Payout with Cash Refund. (Fixed Annuity Payments Only) We will pay monthly annuity payments to the Payee, adjusted for inflation as described below for as long as the Annuitant lives. The total amount paid under this option will be at least equal to the Contract Value applied. If the Annuitant dies and the total of all annuity payments paid is less than the Contract Value applied to this option, the difference will be payable to the Beneficiary in a lump sum. If there is no Beneficiary, it will be payable to the Owner, otherwise to the Owner's estate.

Option 8 - Joint and Survivor Life Income - Payments Adjusted For Inflation - Lifetime Payout with Cash Refund. (Fixed Annuity Payments Only) We will pay monthly annuity payments to the Payee, adjusted for inflation as described below for as long as either of the Annuitant is living. The total amount paid under this option will be at least equal to the Contract Value applied. If at the death of the second Annuitant, the total of all annuity payments paid is less than the Contract Value applied to this option, the difference will be payable to the Beneficiary in a lump sum. If there is no Beneficiary, it will be payable to the Owner, otherwise to the Owner's estate.

Adjustments for Inflation. For Options 5, 6, 7, and 8, income payments will be adjusted for inflation at the beginning of each calendar year. The adjustment is based on the percentage increase in the Consumer Price Index - Urban Wage Earners and Clerical Workers (Current Series) for the 12-month period ended September 30 of the prior calendar year. If the change in the index is negative, no adjustment will be made. If the CPI-W is discontinued, a substitute index will be used. Such substitute index may be subject to approval by your state insurance department. We reserve the right to discontinue offering settlement options 5, 6, 7, and 8 if the U.S. Treasury Department no longer issues new Treasury Inflation Protection Securities.

Alternate Payment Option. In lieu of one of the above options, the adjusted Contract Value or death benefit, as applicable, may be applied to any other payment option made available by us or requested and agreed to by us.

Please note that Annuity Payment Options without a life contingency (e.g., Annuity Payment Option Options 1 and 2) may not satisfy required minimum distribution rules. Consult a tax advisor before electing one of these options.

For all Annuity Payment Options other than Option 1, the minimum payment amount will be determined from the tables in the Contract that apply to the particular option using the Annuitant's age (and if applicable, gender). Age will be determined as of the due date of the first payment.

                               FEDERAL TAX MATTERS
================================================================================

The Following Discussion is General and Is Not Intended as Tax Advice

INTRODUCTION
This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about specific tax implications should consult a competent tax adviser before making a transaction. This discussion is based upon our understanding of the present federal income tax laws, as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.


The Contract may be purchased on a non-qualified basis or purchased and used in connection with plans qualifying for favorable tax treatment. The Qualified Contract is designed for use by individuals whose purchase payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, 408A or 457(b) of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, and on the economic benefit to the Owner, the Annuitant, or the Beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Contract. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment. Effective January 1, 2009, we will no longer accept purchase payments that are salary deferrals from Contracts used as funding vehicles for Code Section 403(b) retirement programs.


TAX STATUS OF THE CONTRACT
Diversification Requirements. Section 817(h) of the Code provides that separate account investment underlying a contract must be "adequately diversified" in accordance with Treasury regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The Variable Account, through each underlying Fund, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Subaccounts may be invested. Although we do not have direct control over the Funds in which the Variable Account invests, we believe that each Fund in which the Variable Account owns shares will meet the diversification requirements, and therefore, the Contract will be treated as an annuity contract under the Code.

Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of our contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the Owner of the underlying separate account assets supporting the Contract.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that: (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements will be considered satisfied as to any portion of the owner's interest which is payable to or for the benefit of a "designated Beneficiary" and which is distributed over the life of such annuitant or over a period not extending beyond the life expectancy of that annuitant, provided that such distributions begin within one year of that owner's death. The owner's "designated Beneficiary" is the person designated by such owner as an annuitant and to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner's "designated Beneficiary" is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

TAXATION OF ANNUITIES
The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

In General. Section 72 of the Code governs taxation of annuities in general. We believe that an Owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., partial withdrawals and surrenders) or as annuity payments under the payment option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or payment option) is taxable as ordinary income.

Any annuity contract owner who is not a natural person generally must include in income any increase in the excess of the Contract Value over the "investment in the contract" during the taxable year. There are some exceptions to this rule, and a prospective Owner that is not a natural person may wish to discuss these with a competent tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Partial Withdrawals and Surrenders. In the case of a partial withdrawal from a Qualified Contract, under Section 72(e) of the Code, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any purchase payments paid by or on behalf of the individual under a Contract which were not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Contracts.

In the case of a partial withdrawal (including systematic withdrawals) from a Non-Qualified Contract, under Section 72(e), any amounts received are generally first treated as taxable income to the extent that the Contract Value immediately before the partial withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. The Contract Value immediately before a partial withdrawal may have to be increased by any positive interest adjustment which results from such a withdrawal. There is, however, no definitive guidance on the proper tax treatment of interest adjustments, and the Owner should contact a competent tax adviser with respect to the potential tax consequences of an interest adjustment. Surrenders are treated as taxable income to the extent that the amount received exceeds the investment in the contract.

In the case of a full surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the contract."

Section 1035 of the Code generally provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Special rules and procedures apply to Section 1035 transactions. Prospective Owners wishing to take advantage of Section 1035 should consult their tax adviser.

Annuity Payments. Tax consequences may vary depending on the payment option elected under an annuity contract. Generally, under Code Section 72(b), (prior to recovery of the investment in the Contract) taxable income does not include that part of any amount received as an annuity under an annuity contract that bears the same ratio to such amount as the investment in the contract bears to the expected return at the annuity starting date. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For fixed annuity payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract's value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of the death of the Owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

Penalty Tax on Certain Withdrawals. In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed a federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty on distributions:

       (1)   made on or after the taxpayer reaches age 59 1/2;

       (2) made on or after the death of the holder (or if the holder is not an individual, the death of the primary Annuitant);

       (3)   attributable to the taxpayer's becoming disabled;

       (4) as part of a series of substantially equal periodic payments not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and the designated Beneficiary;

       (5) made under certain annuities issued in connection with structured settlement agreements; and

       (6) made under an annuity contract that is purchased with a single purchase payment when the Annuity Date is no later than a year from purchase of the annuity and substantially equal periodic payments are made not less frequently than annually during the annuity payment period.

Other tax penalties may apply to certain distributions under a Qualified
Contract.

Possible Changes in Taxation. Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive.

SEPARATE ACCOUNT CHARGES
It is possible that the Internal Revenue Service may take the position that rider fees are deemed to be taxable distributions to you. Although we do not believe that a rider charge under the Contract should be treated as a taxable withdrawal, you should consult your tax advisor prior to selecting any rider or endorsement under the Contract.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT
A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such actions should contact a competent tax adviser with respect to the potential tax effects.

WITHHOLDING
Distributions from Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect to not have tax withheld from distributions.

Taxable "eligible rollover distributions" from Section 401(a) plans, Section 403(b) tax-sheltered annuities, and Section 457 governmental plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a "direct rollover" from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a "direct rollover" from the plan to an IRA established by the direct rollover.




MULTIPLE CONTRACTS
All non-qualified deferred annuity Contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includable in gross income under Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity Contracts purchased by the same Owner. Accordingly, a contract owner should consult a competent tax adviser before purchasing more than one annuity Contract.

TAXATION OF QUALIFIED PLANS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans.

Contractowners, the Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless we consent. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Brief descriptions follow of the various types of qualified retirement plans in connection with a Contract. We will amend the Contract as necessary to conform it to the requirements of such plans.


For qualified plans under Section 401(a), Section 403(b), and eligible plans under Section 457(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or
(ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.


Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the Contract Value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRA contributions are limited each year to the lesser of a limit specified in the Code or 100% of the amount of compensation includible in the Owner's gross income and may be deductible in whole or in part depending on the individual's income. Distributions from certain other types of qualified plans, however, may be "rolled over" on a tax-deferred basis into an IRA without regard to this limit. Earnings in an IRA are not taxed while held in the IRA. All amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are also subject to a 10% penalty tax. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Service. The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualifications requirements.

Roth IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA up to the lesser of a limit specified in the Code or 100% of compensation includible in the Owner's gross income. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% federal penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Simplified Employee Pension (SEP) IRAs. Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

Tax Sheltered Annuities. Section 403(b) of the Code allows employees of certain
Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These purchase payments may be subject to FICA (Social Security) taxes. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Owners of certain Section 403(b) annuities may receive Contract loans. Contract loans that satisfy certain requirements with respect to loan amount and repayment are not treated as taxable distributions. If these requirements are not satisfied, or if the Contract terminates while a loan is outstanding, the loan balance will be treated as a taxable distribution and may be subject to penalty tax, and the treatment of the Contract under
Section 403(b) may be adversely affected. Owners should seek competent advice before requesting a Contract loan. The Contract includes a death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract Value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers. Effective January 1, 2009, we will no longer accept purchase payments that are salary deferrals from Contracts used as funding vehicles for Code Section 403(b) retirement programs.

Certain Deferred Compensation Plans. Code Section 457(b) provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. These plans are subject to various restrictions on contributions and distributions. The plans may permit participants to specify the form of investment for their deferred compensation account. Under a non-governmental
Section 457(b) plan, all investments are owned by the sponsoring employer, are subject to the claims of the general creditors of the employer, and, depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations.

POSSIBLE CHARGE FOR OUR TAXES
At the present time, we do not charge the Subaccounts for any Federal, state, or local taxes that we incur which may be attributable to such Subaccounts or the Contracts. We, however, may in the future charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Subaccounts or to the Contracts.

OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of current law and the law may change.

Federal Estate Taxes. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.


Generation-skipping Transfer Tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


Federal Estate, Gift and Generation-Skipping Transfer Taxes. For 2012, the federal estate tax, gift tax and generation-skipping transfer ("GST") tax exemptions and maximum rates are $5,120,000 and 35%, respectively. After 2012, in the absence of legislative action, the federal estate tax, gift tax and GST tax exemptions and rates will return to their 2001 levels (with inflation adjustments for the GST tax exemption but not for the estate or gift tax exemptions). This would result in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make the current exemptions and rates permanent, it may do nothing and allow the 2001 levels to go into effect, or it may change the applicable exemptions and/or tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


Medicare Tax. Beginning in 2013, distributions from non-qualified contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to an annuity contract purchase.

FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.


                          DISTRIBUTION OF THE CONTRACT
================================================================================


We have entered into a distribution agreement with CBSI for the distribution and sale of the Contract. CBSI is a wholly owned subsidiary of CUNA Mutual Investment Corporation, which is a wholly owned subsidiary of CMFG Life Insurance Company. While CBSI and other broker-dealers with whom CBSI has contracted ("selling firms") continue to service current Owners, we no longer issue new Contracts. CBSI is a member of FINRA, and services Owners through its registered representatives. Registered representatives of CBSI and selling firms who service Owners have been appointed by us as insurance agents.

We pay up-front commissions of up to 6.55% of purchase payments to CBSI and selling firms for sales of the Contracts by their registered representatives. In addition, we pay an annual payment of up to 0.225% based on Contract value for so long as the Contract remains in effect.

CBSI and selling firms pay their registered representatives a portion of the compensation received for their sales of the Contracts. CBSI registered representatives and their managers may also be eligible for various cash benefits, such as insurance benefits, and non-cash compensation items that we and/or one or more of our affiliates may provide. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. CBSI's registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

In addition to the compensation paid for sales of the Contracts, we pay compensation when an Owner annuitizes all or a portion of his or her Contract and elects a life contingent annuity payout after the first Contract Year. This additional compensation can be up to 4.0% of the amount annuitized based upon the income option selected and the length of time the Contract was in force. Any trail commissions for Contract sales will cease upon payments made for Owner's life contingent annuitization. Please note that our compensation practices generally discourage annuitization during the first Contract Year. However, there are exceptions to such general practices (such as when an Owner elects a variable Annuity Payment Option). Ask your agent for more information.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Franklin Templeton Variable Insurance Product Funds, Oppenheimer Variable Account Funds, and PIMCO Variable Insurance Trust make payments under their Rule 12b-1 plans to CBSI in consideration of services provided by CBSI in distributing shares of those Funds. These payments may range up to 0.35% of Variable Account assets invested in a particular Fund. Payments under a Fund's Rule 12b-1 plan decrease the Fund's investment return.

A portion of the compensation paid to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your agent for further information about what your agent and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

No specific charge is assessed directly to Owners of the Contracts to cover commissions and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the Contracts and other corporate revenue.

                                LEGAL PROCEEDINGS
================================================================================

We, like other life insurance companies, and our subsidiaries may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are not pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account or us.

                                  VOTING RIGHTS
================================================================================

In accordance with its view of current applicable law, we will vote Fund shares held in the Variable Account at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation there under should be amended, or if the present interpretation thereof should change, or we otherwise determine that we are allowed to vote the shares in our own right, we may elect to do so.

The number of votes that an Owner or Annuitant has the right to instruct will be calculated separately for each Subaccount of the Variable Account, and may include fractional votes. Prior to the Annuity Date, an Owner holds a voting interest in each Subaccount to which the Contract Value is allocated. After the Annuity Date, the Annuitant has a voting interest in each Subaccount from which variable annuity payments are made.

For each Owner, the number of votes attributable to a Subaccount will be determined by dividing the Contract Value attributable to that Owner's Contract in that Subaccount by the net asset value per share of the Fund in which that Subaccount invests. For each Annuitant, the number of votes attributable to a Subaccount will be determined by dividing the liability for future variable annuity payments to be paid from that Subaccount by the net asset value per share of the Fund in which that Subaccount invests. This liability for future payments is calculated on the basis of the mortality assumptions, the 3.5% assumed investment rate used in determining the number of Annuity Units of that Subaccount credited to the Annuitant's Contract and the Annuity Unit value of that Subaccount on the date that the number of votes is determined. As variable annuity payments are made to the Annuitant, the liability for future payments decreases, as does the number of votes.

The number of votes available to an Owner or Annuitant will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of the Fund's shareholders. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established for the Fund. Each Owner or Annuitant having a voting interest in a Subaccount will receive proxy materials and reports relating to any meeting of shareholders of the Fund in which that Subaccount invests.

Fund shares for which no timely instructions are received and shares held by us in a Subaccount for which no Owner or Annuitant has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Subaccount. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes eligible to be cast on a matter.

                                COMPANY HOLIDAYS
================================================================================

We are closed on the following holidays: New Year's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

We are closed on the day itself if those days fall Monday through Friday, the day immediately proceeding if those days fall on a Saturday, and the day immediately following if those days fall on a Sunday.

                              FINANCIAL STATEMENTS
================================================================================

Our and the Variable Account's financial statements are contained in the SAI. Our financial statements should be distinguished from the Variable Account's financial statements and you should consider our financial statements only as bearing upon our ability to meet our obligations under the Contracts. For a free copy of these financial statements and/or the SAI, please contact us at our Mailing Address or call us at 1-800-795-5500.

                              FINANCIAL HIGHLIGHTS
================================================================================

The following information is derived from the financial statements of the Variable Account. The financial statements are included in the Statement of Additional Information. The table below gives per unit information about the financial history of each Subaccount for the last ten (or life of the Subaccount) fiscal years ended December 31.


---------------------------------------------------------------------------------------------------------------------------------
                                                                                                Percentage
                                                   Accumulation unit        Accumulation        increase in       Number of units
                                                         value             unit value end        unit value        outstanding at
                   Subaccount/Year                beginning of period        of period         during period       end of period
---------------------------------------------------------------------------------------------------------------------------------
Ultra Series Conservative Allocation Class I
  2007                                                 $10.00**                $10.03               0.30%+             248,257
  2008                                                  10.03                    8.12            (19.04)%              453,845
  2009                                                   8.12                    9.35              15.15%              460,440
  2010                                                   9.35                    9.99               6.84%              387,869
  2011                                                   9.99                   10.16               1.70%              386,902
---------------------------------------------------------------------------------------------------------------------------------
Ultra Series Moderate Allocation Class I
  2007                                                 $10.00**                $10.02               0.20%+             597,933
  2008                                                  10.02                    6.89            (31.24)%              879,447
  2009                                                   6.89                    8.20              19.01%              739,782
  2010                                                   8.20                    8.91               8.66%              692,524
  2011                                                   8.91                    8.97               0.67%              607,396
---------------------------------------------------------------------------------------------------------------------------------
Ultra Series Aggressive Allocation Class I
  2007                                                 $10.00**                $10.07               0.70%+              65,945
  2008                                                  10.07                    5.85            (41.91)%              326,780
  2009                                                   5.85                    7.38              26.15%              319,589
  2010                                                   7.38                    8.09               9.62%              326,248
  2011                                                   8.09                    8.01             (0.99)%              318,592
---------------------------------------------------------------------------------------------------------------------------------
Ultra Series Money Market Class I
  2002                                                 $12.96                  $12.97               0.08%            5,442,277
  2003                                                  12.97                   12.89             (0.62)%            3,257,171
  2004                                                  12.89                   12.83             (0.47)%            2,325,590
  2005                                                  12.83                   13.00               1.33%            1,819,183
  2006                                                  13.00                   13.40               3.08%            1,783,798
  2007                                                  13.40                   13.84               3.28%            1,527,337
  2008                                                  13.84                   13.88               0.29%            2,093,641
  2009                                                  13.88                   13.69             (1.37)%            1,059,727
  2010                                                  13.69                   13.50             (1.39)%              677,521
  2011                                                  13.50                   13.32             (1.33)%              522,267
---------------------------------------------------------------------------------------------------------------------------------
Ultra Series Bond Class I
  2002                                                 $14.46                  $15.48               7.05%            9,807,227
  2003                                                  15.48                   15.73               1.61%            7,714,472
  2004                                                  15.73                   16.03               1.91%            5,759,328
  2005                                                  16.03                   16.21               1.12%            4,739,430
  2006                                                  16.21                   16.63               2.59%            3,589,718
  2007                                                  16.63                   17.22               3.55%            2,755,760
  2008                                                  17.22                   17.47               1.45%            1,760,188
  2009                                                  17.47                   18.35               5.04%            1,512,625
  2010                                                  18.35                   19.16               4.41%            1,206,475
  2011                                                  19.16                   20.17               5.27%            1,037,918
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                Percentage
                                                   Accumulation unit        Accumulation        increase in       Number of units
                                                         value             unit value end        unit value        outstanding at
                   Subaccount/Year                beginning of period        of period         during period       end of period
---------------------------------------------------------------------------------------------------------------------------------
Ultra Series High Income Class I
  2003                                                  $10.00*                $10.84               8.40%+             857,317
  2004                                                   10.84                  11.64               7.38%            1,140,208
  2005                                                   11.64                  11.77               1.12%            1,130,410
  2006                                                   11.77                  12.68               7.73%              876,969
  2007                                                   12.68                  12.77               0.71%              634,310
  2008                                                   12.77                  10.73            (15.97)%              422,431
  2009                                                   10.73                  14.21              32.43%              332,818
  2010                                                   14.21                  15.66              10.20%              267,490
  2011                                                   15.66                  16.22               3.58%              217,146
---------------------------------------------------------------------------------------------------------------------------------
Ultra Series Diversified Income Class I
  2002                                                  $18.57                 $16.27            (12.39)%           18,645,739
  2003                                                   16.27                  18.75              15.24%           16,417,415
  2004                                                   18.75                  20.03               6.83%           14,502,421
  2005                                                   20.03                  20.52               2.45%           11,744,897
  2006                                                   20.52                  22.26               8.48%            8,472,047
  2007                                                   22.26                  22.50               1.08%            6,102,852
  2008                                                   22.50                  19.24            (14.49)%            4,266,554
  2009                                                   19.24                  21.01               9.20%            3,458,368
  2010                                                   21.01                  23.22              10.52%            2,809,873
  2011                                                   23.22                  24.69               6.33%            2,392,996
---------------------------------------------------------------------------------------------------------------------------------
Ultra Series Large Cap Value Class I
  2002                                                  $23.59                 $18.25            (22.64)%           17,051,764
  2003                                                   18.25                  22.66              24.16%           14,619,498
  2004                                                   22.66                  25.12              10.86%           12,677,488
  2005                                                   25.12                  26.16               4.14%           10,220,402
  2006                                                   26.16                  31.10              18.88%            7,847,943
  2007                                                   31.10                  30.85             (0.80)%            5,784,459
  2008                                                   30.85                  19.47            (36.89)%            4,177,269
  2009                                                   19.47                  22.42              15.15%            3,440,418
  2010                                                   22.42                  23.95               6.82%            2,804,943
  2011                                                   23.95                  25.36               5.89%            2,373,016
---------------------------------------------------------------------------------------------------------------------------------
Ultra Series Large Cap Growth Class I
  2002                                                  $27.21                 $18.40            (32.38)%            8,537,540
  2003                                                   18.40                  23.44              27.39%            7,306,209
  2004                                                   23.44                  25.18               7.42%            6,387,458
  2005                                                   25.18                  25.43               0.99%            5,131,346
  2006                                                   25.43                  27.06               6.41%            3,936,445
  2007                                                   27.06                  29.98              10.79%            2,990,073
  2008                                                   29.98                  18.56            (38.09)%            2,275,387
  2009                                                   18.56                  25.26              36.10%            1,936,186
  2010                                                   25.26                  27.92              10.53%            1,549,318
  2011                                                   27.92                  27.21             (2.54)%            1,348,117
---------------------------------------------------------------------------------------------------------------------------------
Ultra Series Mid Cap Class I*****
  2003                                                  $13.00 *               $16.30              25.40% +          4,366,939
  2004                                                   16.30                  18.24              11.88%            4,060,868
  2005                                                   18.24                  19.57               7.27%            3,456,200
  2006                                                   19.57                  21.49               9.83%            2,710,392
  2007                                                   21.49                  22.99               6.96%            1,983,576
  2008                                                   22.99                  12.04            (47.62)%            1,437,611
  2009                                                   12.04                  17.47              45.14%            1,199,594
  2010                                                   17.47                  20.71              18.52%            1,352,451
  2011                                                   20.71                  21.34               3.04%            1,146,550
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                Percentage
                                                   Accumulation unit        Accumulation        increase in       Number of units
                                                         value             unit value end        unit value        outstanding at
                   Subaccount/Year                beginning of period        of period         during period       end of period
---------------------------------------------------------------------------------------------------------------------------------
Ultra Series Small Cap Class I*****
  2007                                                 $10.00**                $ 8.95            (10.50)%+              7,520
  2008                                                   8.95                    6.57            (26.59)%              25,491
  2009                                                   6.57                    8.53              29.83%              19,645
  2010                                                   8.53                   10.67              25.09%              32,982
  2011                                                  10.67                   10.61             (0.56)%              31,582
---------------------------------------------------------------------------------------------------------------------------------
Ultra Series International Stock Class I*****
  2003                                                 $10.00*                 $13.02              30.20%+            511,849
  2004                                                  13.02                   15.47              18.82%             596,552
  2005                                                  15.47                   17.78              14.93%             743,923
  2006                                                  17.78                   21.78              22.50%             841,879
  2007                                                  21.78                   23.93               9.87%             673,697
  2008                                                  23.93                   14.48            (39.49)%             477,372
  2009                                                  14.48                   18.27              26.17%             422,842
  2010                                                  18.27                   19.29               5.58%             342,378
  2011                                                  19.29                   17.56             (8.97)%             276,506
---------------------------------------------------------------------------------------------------------------------------------
Franklin Developing Markets Stock***
  2002                                                  $4.75                  $ 4.68              (1.47)%            841,843
  2003                                                   4.68                    7.06               50.85%            623,882
  2004                                                   7.06                    8.68               22.95%            502,585
  2005                                                   8.68                   10.91               25.69%            415,360
  2006                                                  10.91                   13.79               26.40%            311,347
  2007                                                  13.79                   17.51               26.98%            244,261
  2008                                                  17.51                    8.16             (53.40)%            193,555
  2009                                                   8.16                   13.90               70.34%            154,647
  2010                                                  13.90                   16.12               15.97%            129,324
  2011                                                  16.12                   13.38             (17.00)%            115,659
---------------------------------------------------------------------------------------------------------------------------------
Franklin High Income Securities
  2008                                                 $10.00****              $ 7.45             (25.50)%+             7,703
  2009                                                   7.45                   10.46               40.40%              8,812
  2010                                                  10.46                   11.69               11.76%             15,276
  2011                                                  11.69                   12.04                2.99%             15,911
---------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities
  2008                                                 $10.00****              $ 6.90             (31.00)%+            25,211
  2009                                                   6.90                    9.21               33.48%             36,751
  2010                                                   9.21                   10.23               11.07%             57,256
  2011                                                  10.23                   10.32                0.88%             40,895
---------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Global Discovery Securities
  2008                                                 $10.00****              $ 7.40             (26.00)%+            10,213
  2009                                                   7.40                    8.99               21.49%             36,653
  2010                                                   8.99                    9.92               10.34%             39,869
  2011                                                   9.92                    9.48              (4.44)%             23,211
---------------------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen Growth and Income******
  2008                                                 $10.00****              $ 6.96             (30.40)%+            14,225
  2009                                                   6.96                    8.52               22.41%             21,821
  2010                                                   8.52                    9.43               10.68%             27,485
  2011                                                   9.43                    9.09              (3.61)%             14,632
---------------------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen Mid Cap Growth******
  2008                                                 $10.00****              $ 5.42             (45.80)%+            10,460
  2009                                                   5.42                    8.35               54.06%             16,624
  2010                                                   8.35                   10.48               25.51%             28,918
  2011                                                  10.48                    9.37             (10.59)%             16,790
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                Percentage
                                                   Accumulation unit        Accumulation        increase in       Number of units
                                                         value             unit value end        unit value        outstanding at
                   Subaccount/Year                beginning of period        of period         during period       end of period
---------------------------------------------------------------------------------------------------------------------------------
MFS Strategic Income***
  2002                                                  $12.35                 $13.20               6.88%              482,215
  2003                                                   13.20                  14.37               8.86%              393,776
  2004                                                   14.37                  15.26               6.19%              282,277
  2005                                                   15.26                  15.33               0.46%              208,773
  2006                                                   15.33                  16.13               5.22%              147,883
  2007                                                   16.13                  16.49               2.23%              122,472
  2008                                                   16.49                  14.31            (13.22)%               98,320
  2009                                                   14.31                  17.53              22.50%               82,310
  2010                                                   17.53                  19.03               8.56%               73,072
  2011                                                   19.03                  19.66               3.31%               61,022
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income***
  2002                                                  $10.67                 $10.27             (3.75)%            3,244,644
  2003                                                   10.27                  12.55              22.20%            2,587,094
  2004                                                   12.55                  13.49               7.49%            2,038,760
  2005                                                   13.49                  13.61               0.89%            1,582,658
  2006                                                   13.61                  14.69               7.94%            1,089,316
  2007                                                   14.69                  14.47             (1.50)%              706,807
  2008                                                   14.47                   3.04            (78.99)%              462,187
  2009                                                    3.04                   3.76              23.68%              358,827
  2010                                                    3.76                   4.25              13.03%              284,005
  2011                                                    4.25                   4.10             (3.53)%              229,217
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer International Growth
  2008                                                  $10.00****             $ 5.90            (41.00)%+              12,572
  2009                                                    5.90                   8.09              37.12%               25,721
  2010                                                    8.09                   9.14              12.98%               29,384
  2011                                                    9.14                   8.33             (8.86)%               20,754
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small- & Mid-Cap
  2008                                                  $10.00****             $ 6.43            (35.70)%+               8,530
  2009                                                    6.43                   8.67              34.84%               17,555
  2010                                                    8.67                  10.52              21.34%               30,264
  2011                                                   10.52                  10.13             (3.71)%               23,978
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street
  2008                                                  $10.00****             $ 6.40            (36.00)%+              11,335
  2009                                                    6.40                   8.07              26.09%               19,404
  2010                                                    8.07                   9.22              14.25%               19,395
  2011                                                    9.22                   9.06             (1.74)%               11,919
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(R) Strategy
  2008                                                  $10.00****             $ 4.85            (51.50)%+               4,130
  2009                                                    4.85                   6.78              39.79%               15,447
  2010                                                    6.78                   8.31              22.57%               23,296
  2011                                                    8.31                   7.58             (8.78)%               15,949
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return
  2008                                                  $10.00****             $ 9.99             (0.10)%+              35,692
  2009                                                    9.99                  11.22              12.31%               69,887
  2010                                                   11.22                  11.95               6.51%              131,126
  2011                                                   11.95                  12.20               2.09%              103,707
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Global Bond
  2008                                                  $10.00****             $ 9.26             (7.40)%+              23,206
  2009                                                    9.26                  10.66              15.12%               34,728
  2010                                                   10.66                  11.72               9.94%               49,226
  2011                                                   11.72                  12.42               5.97%               27,705
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                Percentage
                                                   Accumulation unit        Accumulation        increase in       Number of units
                                                         value             unit value end        unit value        outstanding at
                   Subaccount/Year                beginning of period        of period         during period       end of period
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe International***
  2002                                                  $11.77                 $ 9.49             (19.37)%           4,107,322
  2003                                                    9.49                  12.21               28.66%           2,930,679
  2004                                                   12.21                  13.70               12.20%           2,393,181
  2005                                                   13.70                  15.68               14.45%           1,855,567
  2006                                                   15.68                  18.42               17.47%           1,401,077
  2007                                                   18.42                  20.53               11.45%           1,068,590
  2008                                                   20.53                  10.38             (49.44)%             822,058
  2009                                                   10.38                  15.61               50.39%             674,336
  2010                                                   15.61                  17.62               12.88%             572,165
  2011                                                   17.62                  15.14             (14.07)%             497,412
---------------------------------------------------------------------------------------------------------------------------------


+Not annualized.
*This Subaccount became available on May 1, 2003 with all Subaccounts starting with a $10.00 unit price.
**This Subaccount was added on May 1, 2007 with all Subaccounts starting with a $10.00 unit price.
***This Subaccount is no longer available.
****This Subaccount was added on May 1, 2008, with all Subaccounts starting with a $10.00 unit price.
*****Effective as of the close of business on April 30, 2010, the Ultra Series Mid Cap Growth, Ultra Series Small Cap Growth and Ultra Series Global Securities Subaccounts merged into the Ultra Series Mid Cap Value, Ultra Series Small Cap Value and Ultra Series International Stock Subaccounts, respectively. Subsequently, the Ultra Series Mid Cap Value and Ultra Series Small Cap Value Subaccounts changed their names to Ultra Series Mid Cap and Ultra Series Small Cap Subaccounts, respectively. Performance for the Ultra Series Mid Cap Subaccount prior to May 1, 2010 reflects the performance of its accounting predecessor, the Ultra Series Mid Cap Growth Subaccount. The unit value information has been restated to reflect the conversion ratio of 0.76916346. ******Effective as of June 1, 2010, the Van Kampen Growth and Income and Van Kampen Mid Cap Growth Subaccounts reorganized into the Invesco Van Kampen V.I. Growth and Income and Invesco Van Kampen V.I. Mid Cap Growth Subaccounts, respectively.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

                                                                              Page
ADDITIONAL CONTRACT PROVISIONS ...........................................     1
  The Contract ...........................................................     1
  Incontestability .......................................................     1
  Misstatement of Age or Gender...........................................     1
  Participation...........................................................     1
  Section 403(b) Contract Loans ..........................................     1
PRINCIPAL UNDERWRITER ....................................................     2
VARIABLE ANNUITY PAYMENTS ................................................     2
  Assumed Investment Rate.................................................     2
  Amount of Variable Annuity Payments ....................................     2
  Annuity Unit Value......................................................     3
OTHER INFORMATION ........................................................     3
EXPERTS ..................................................................     4
FINANCIAL STATEMENTS .....................................................     4

You may obtain a copy of the Statement of Additional Information free of charge by writing to or calling us at 1-800-798-5500.

                       STATEMENT OF ADDITIONAL INFORMATION


                           CMFG LIFE INSURANCE COMPANY

                                2000 Heritage Way
                               Waverly, Iowa 50677
                                 (800) 798-5500


                          CMFG VARIABLE ANNUITY ACCOUNT

                           MEMBERS(R) VARIABLE ANNUITY

         Individual Flexible Premium Deferred Variable Annuity Contract


This Statement of Additional Information (`SAI') contains additional information to that already provided in the Prospectus for the Contract offered by CMFG Life Insurance Company.

This SAI is not a prospectus, and it should be read only in conjunction with the Prospectus for the Contract dated May 1, 2012, as it may be amended from time to time. Terms used, but not defined, in this SAI have the meaning given to them in the Prospectus.


You may obtain a copy of the Prospectus by writing or calling us at our address or phone number shown above.


                                   May 1, 2012


                                                                       Form 1697

                                TABLE OF CONTENTS

                                                                              Page
ADDITIONAL CONTRACT PROVISIONS ...........................................     1

The Contract..............................................................     1
Incontestability .........................................................     1
Misstatement of Age or Gender ............................................     1
Participation ............................................................     1
Section 403(b) Contract Loans.............................................     1

PRINCIPAL UNDERWRITER ....................................................     2

VARIABLE ANNUITY PAYMENTS ................................................     2
Assumed Investment Rate ..................................................     2
Amount of Variable Annuity Payments.......................................     2
Annuity Unit Value .......................................................     3

OTHER INFORMATION ........................................................     3

EXPERTS ..................................................................     4

FINANCIAL STATEMENTS .....................................................     4

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT
The application, endorsements and all other attached papers are part of the Contract. The statements made in the application are representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

INCONTESTABILITY
We will not contest the Contract.

MISSTATEMENT OF AGE OR GENDER
If the age or gender (if applicable) of the Annuitant has been misstated, the amount which will be paid is that which the proceeds would have purchased at the correct age and gender (if applicable).

PARTICIPATION
The Contract may participate in our divisible surpluses but no dividends are expected to be paid. Any dividends paid after the Annuity Date would be paid with each annuity payment.

SECTION 403(b) CONTRACT LOANS

Loan Amounts. Generally, Owners of Contracts issued in connection with Code
Section 403(b) retirement programs (other than those subject to Title I of ERISA) may borrow up to the lesser of (1) the maximum loan permitted under the Code, or (2) 100% of the Surrender Value of their Contract unless a lower minimum is required by law. Loans in excess of the maximum amount permitted under the Code may be treated as a taxable distribution rather than a loan and could cause disqualification of a Section 403(b) contract. The Owner should consult a tax adviser to determine the maximum 403(b) loan permitted under the Contract. The Owner is responsible for ensuring that the loan is taken and repaid in compliance with the applicable requirements of the Code. We will only make Contract loans after approving a Written Request by the Owner. The written consent of all irrevocable beneficiaries must be obtained before a loan will be given. Loans are not permitted in connection with 403(b) retirement programs that are subject to the provisions of Title I of the Employee Retirement Income Security Act of 1974.

Loan Processing. When a loan is made, we transfer an amount equal to the amount borrowed from the Variable Contract Value or Guaranteed Interest Option Value to the Loan Account. The Loan Account is part of our General Account and Contract Value in the Loan Account does not participate in the investment experience of any Subaccount or Guaranteed Interest Option. The Owner must indicate in the loan application from which Subaccount or Guaranteed Interest Option, and in what amounts, Contract Value is to be transferred to the Loan Account. Loans may be repaid by the Owner at any time before the Annuity Date. Upon the repayment of any portion of a loan, an amount equal to the repayment will be transferred from the Loan Account to the Subaccount(s) or Guarantee Period(s) as requested by the Owner. Any transfer to a Guarantee Period must be at least $1,000. A request to transfer less will be transferred to the Ultra Series Money Market Class I Subaccount. Amounts transferred from the Guarantee Amount to the Loan Account may be subject to a interest adjustment.

Loan Interest. We charge interest on Contract loans at an effective annual rate of 6.5%. We pay interest on the Contract Value in the Loan Account at rates we determine from time to time but never less than an effective annual rate of 3.0%. This rate may change at our discretion and Owners should request current interest rate information from us. Consequently, the net cost of a loan is the difference between 6.5% and the rate being paid from time to time on the Contract Value in the Loan Account. Interest on Contract loans accrues on a daily basis from the date of the loan and is due and payable at the end of each Contract Year. If the Owner does not pay the interest due at that time, an amount equal to such interest less interest earned on the Contract Value in the Loan Account is transferred from his or her Variable Contract Value to the Loan Account. This transfer will therefore increase the loan amount.

Additional Loan Terms and Loan Default. If at any time, the loan amount causes the Surrender Value to be equal to or less than zero, the Contract will be in default. In this event, we will send a Written Request of default to the Owner stating the amount of loan repayment needed to reinstate the Contract and the Owner will have 61 days, from the day the notice is mailed, to pay the stated amount. If we do not receive the required loan repayment within 61 days, we will terminate the Contract without value. Principal and interest must be repaid in substantially level payments either monthly or quarterly over a five-year period (or, if the loan is used to acquire the Owner's principal residence, a 10, 15 or 20-year period but not beyond the year the Owner attains age 70 1/2). The Owner is allowed a 61-day grace period from the installment due date. If the amount due by the end of the grace period is not received the outstanding loan would default and a taxable distribution of the entire amount of the outstanding principal, interest due, and any applicable charges under this Contract, including any withdrawal charge, will be made. This distribution may be subject to income and penalty tax under the Code and may adversely affect the treatment of the Contract under Code Section 403(b).

Effect of Death on Loan. Any loan amount outstanding upon the death of the Owner or Annuitant is deducted from any death benefit paid. In addition, a Contract loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment experience of the Variable Account does not apply to the portion of the Contract Value transferred to the Loan Account. The longer the loan remains outstanding, the greater this effect is likely to be.

                              PRINCIPAL UNDERWRITER


We no longer issue new Contracts. CUNA Brokerage Services, Inc. ("CBSI") serves as principal underwriter for the Contract. CBSI is a Wisconsin corporation and its home office is located at 2000 Heritage Way, Waverly, Iowa 50677. CBSI is our indirect, wholly owned subsidiary, and is registered as a broker-dealer with the Securities and Exchange Commission ('SEC') under the Securities Exchange Act of 1934, as amended, as well as with the securities commissions in the states in which it operates, and is a member of Financial Industry Regulatory Authority, Inc. CBSI services Owners through its registered representatives. CBSI also may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Registered representatives of CBSI and of other selling firms are appointed as our insurance agents.


CBSI and the selling firms pay their registered representatives a portion of the commissions received for their sales of Contract. Registered representatives may also be eligible for various cash benefits and non-cash compensation programs, such as conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, where sales of the Contract help such registered representatives qualify. We may pay certain selling firms additional amounts for promoting the Contract and/or educating their registered representatives about the Contract. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

CBSI received sales compensation with respect to the Contract in the following amounts during the periods indicated:


--------------------------------------------------------------------------------------------------------------------------
                       Aggregate Amount of Commissions             Aggregate Amount of Commissions Retained by CBSI
  Fiscal year                    Paid to CBSI                   After Payments to its Registered Persons and Selling Firms
--------------------------------------------------------------------------------------------------------------------------
2011                               $954,337                                              $368,050
2010                               $945,772                                              $226,985
2009                             $1,078,797                                              $258,911
--------------------------------------------------------------------------------------------------------------------------


In addition to the compensation paid for sales of the Contracts, we pay compensation when an Owner annuitizes all or a portion of his or her Contract and elects a life contingent annuity payout after the first Contract Year.

                            VARIABLE ANNUITY PAYMENTS
ASSUMED INVESTMENT RATE
The discussion concerning the amount of variable annuity payments which follows this section is based on an assumed investment rate of 3.5% per year. The assumed investment rate is used merely in order to determine the first monthly payment per thousand dollars of applied value. THIS RATE DOES NOT BEAR ANY RELATIONSHIP TO THE ACTUAL NET INVESTMENT EXPERIENCE OF THE VARIABLE ACCOUNT OR OF ANY SUBACCOUNT.

AMOUNT OF VARIABLE ANNUITY PAYMENTS
The amount of the first variable annuity payment to a Payee will depend on the amount (i.e., the adjusted Contract Value, the Surrender Value, the death benefit) applied to effect the variable annuity payment as of the Annuity Date, the Annuity Payment Option selected, and the age and gender (if, applicable) of the Annuitant. The Contracts contain tables indicating the dollar amount of the first annuity payment under each Annuity Payment Option for each $1,000 applied at various ages. These tables are based upon the 1983 Table A (promulgated by the Society of Actuaries) and an assumed investment rate of 3.5% per year.

The portion of the first monthly variable annuity payment derived from a Subaccount is divided by the Annuity Unit value for that Subaccount (calculated as of the date of the first monthly payment). The number of such units will remain fixed during the annuity period, assuming the Payee makes no exchanges of Annuity Units for Annuity Units of another Subaccount.

In any subsequent month, for any Contract, the dollar amount of the variable annuity payment derived from each Subaccount is determined by multiplying the number of Annuity Units of that Subaccount attributable to that Contract by the value of such Annuity Unit at the end of the Valuation Period immediately preceding the date of such payment.

The Annuity Unit value will increase or decrease from one payment to the next in proportion to the net investment return of the Subaccount or Subaccounts supporting the variable annuity payments, less an adjustment to neutralize the 3.5% assumed investment rate referred to above. Therefore, the dollar amount of annuity payments after the first will vary with the amount by which the net investment return of the appropriate Subaccounts is greater or less than 3.5% per year. For example, for a Contract using only one Subaccount to generate variable annuity payments, if that Subaccount has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 1 1/2% greater than the payment on the same date in the preceding year. If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year. (See also "ANNUITY PAYMENT OPTIONS, Variable Annuity Payments" in the Prospectus.)

ANNUITY UNIT VALUE
The value of an Annuity Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "DESCRIPTION OF THE CONTRACT, Variable Contract Value" in the Prospectus.) The Annuity Unit value for each Subaccount's first Valuation Period was set at $100. The Annuity Unit value for a Subaccount is calculated for each subsequent Valuation Period by dividing (1) by (2), then multiplying this quotient by (3) and then multiplying the result by (4), where:

       (1)     is the Accumulation Unit value for the current Valuation Period;
       (2) is the Accumulation Unit value for the immediately preceding Valuation Period;
       (3) is the Annuity Unit value for the immediately preceding Valuation Period; and
       (4) is a special factor designed to compensate for the assumed investment rate of 3.5% built into the table used to compute the first variable annuity payment.

The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit value and the amount of several variable annuity payments based on one Subaccount.

ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE
-------------------------------------------------
1. Accumulation Unit value for current Valuation Period                             12.56
2. Accumulation Unit value for immediately preceding Valuation Period               12.55
3. Annuity Unit value for immediately preceding Valuation Period                   103.41
4. Factor to compensate for the assumed investment rate of 3.5%                0.99990575
5. Annuity Unit value of current Valuation Period ((1) / (2)) x (3) x (4)          103.48

ILLUSTRATION OF VARIABLE ANNUITY PAYMENTS
-----------------------------------------
1.  Number of Accumulation Units at Annuity Date                                 1,000.00
2.  Accumulation Unit value                                                    $    18.00
3.  Adjusted Contract Value (1)x(2)                                            $18,000.00
4.  First monthly annuity payment per $1,000 of adjusted Contract Value        $     5.63
5.  First monthly annuity payment (3)x(4) [DIVIDE] 1,000                       $   101.34
6.  Annuity Unit value                                                         $    98.00
7.  Number of Annuity Units (5)[DIVIDE](6)                                          1.034
8.  Assume Annuity Unit value for second month equal to                        $    99.70
9.  Second monthly annuity payment (7)x(8)                                     $   103.09
10. Assume Annuity Unit value for third month equal to                         $    95.30
11. Third monthly annuity payment (7)x(10)                                     $    98.54

                                OTHER INFORMATION

A registration statement ("Registration Statement") has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this SAI. Not all the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this SAI. Statements contained in this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.


The Variable Account was established as a separate account of CUNA Mutual Life Insurance Company on December 14, 1993. CUNA Mutual Insurance Society reorganized into a stock insurance company incorporated in Iowa within a mutual insurance holding company structure and was renamed CMFG Life Insurance Company on January 31, 2012.

                                     EXPERTS


The financial statements of the Subaccounts comprising the CUNA Mutual Variable Annuity Account (now known as CMFG Variable Annuity Account) as of December 31, 2011 and for each of the two years in the period ended December 31, 2011, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, dated February 22, 2012, appearing herein. Such financial statements are included herein in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements of CUNA Mutual Insurance Society (now known as CMFG Life Insurance Company) and Subsidiaries (the Company) as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, dated March 9, 2012, appearing herein. Such report (1) expresses an unqualified opinion, and (2) states that (a) Deloitte & Touche LLP did not audit the consolidated financial statements of the CUMIS Group Limited and Subsidiaries, CMG Mortgage Insurance Company, and CMG Mortgage Assurance Company, all which were audited by other auditors whose reports have been furnished to Deloitte & Touche LLP, and (b) their opinion, insofar as it relates to the balances of those companies included in the consolidated financial statements, is based solely on the reports of other auditors. The Company's equity interest in The CUMIS Group Limited and Subsidiaries was sold on December 31, 2009 and was accounted for as a discontinued operation in the consolidated financial statements of the Company and have been audited by KPMG LLP, independent auditors, as stated in their report, dated February 9, 2010. The financial position and results of operations of CMG Mortgage Insurance Company and CMG Mortgage Assurance Company as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011 are reflected using the equity method in the consolidated financial statements of the Company and have been audited by Ernst & Young LLP, independent auditors, as stated in their reports, dated March 1, 2012 and March 7, 2011. The financial statements of the Company are included herein in reliance upon the respective reports of the foregoing firms given upon their authority as experts in accounting and auditing.


                              FINANCIAL STATEMENTS

Our and the Variable Account's financial statements are contained in this SAI. Our financial statements should be distinguished from the Variable Account's financial statements and you should consider our financial statements only as bearing on our ability to meet our obligations under your Contract.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
           STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2011

---------------------------------------------------------------------------------------------------------------------------------
                                                      ULTRA SERIES   ULTRA SERIES    ULTRA SERIES   ULTRA SERIES    ULTRA SERIES
                                                      CONSERVATIVE   CONSERVATIVE      MODERATE       MODERATE       AGGRESSIVE
                                                       ALLOCATION     ALLOCATION      ALLOCATION     ALLOCATION      ALLOCATION
                                                     FUND, CLASS I, FUND, CLASS II, FUND, CLASS I, FUND, CLASS II, FUND, CLASS I,
                                                       SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:

INVESTMENTS IN ULTRA SERIES FUND:

Conservative Allocation Fund,
 Class I, 10,906,331 shares at net asset
 value of $9.96 per share (cost $108,017,359)         $108,618,327    $          -   $          -    $         -     $          -
Conservative Allocation Fund,
 Class II, 4,341,071 shares at net asset
 value of $9.95 per share (cost $42,612,760)                     -      43,198,000              -              -                -
Moderate Allocation Fund,
 Class I, 18,114,409 shares at net asset
 value of $9.42 per share (cost $183,539,228)                    -               -    170,659,469              -                -
Moderate Allocation Fund,
 Class II, 3,812,251 shares at net asset
 value of $9.41 per share (cost $34,585,522)                     -               -              -     35,869,848                -
Aggressive Allocation Fund,
 Class I, 2,010,619 shares at net asset
 value of $8.96 per share (cost $18,860,206)                     -               -              -              -       18,019,160
                                                      ------------    ------------   ------------    -----------     ------------
  Total assets                                         108,618,327      43,198,000    170,659,469     35,869,848       18,019,160
                                                      ------------    ------------   ------------    -----------     ------------
LIABILITIES:

Accrued mortality and expense charges                        3,432           1,361          5,395          1,130              575
Other accrued expenses                                         460             207            683            160               47
                                                      ------------    ------------   ------------    -----------     ------------
  Total liabilities                                          3,892           1,568          6,078          1,290              622
                                                      ------------    ------------   ------------    -----------     ------------
    Total net assets                                  $108,614,435     $43,196,432   $170,653,391    $35,868,558     $ 18,018,538
                                                      ============    ============   ============    ===========     ============
NET ASSETS:

Contracts in accumulation period                      $108,560,436     $43,196,432   $170,330,252    $35,868,558     $ 18,007,478
Contracts in annuitization period (note 2)                  53,999               -        323,139              -           11,060
                                                      ------------    ------------   ------------    -----------     ------------

  Total net assets                                    $108,614,435     $43,196,432   $170,653,391    $35,868,558     $ 18,018,538
                                                      ============    ============   ============    ===========     ============

                 See accompanying notes to financial statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
     STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2011 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
                                                     ULTRA SERIES
                                                      AGGRESSIVE      ULTRA SERIES    ULTRA SERIES   ULTRA SERIES   ULTRA SERIES
                                                      ALLOCATION      MONEY MARKET    MONEY MARKET     BOND FUND,     BOND FUND,
                                                    FUND, CLASS II,  FUND, CLASS I, FUND, CLASS II,    CLASS I,       CLASS II,
                                                      SUBACCOUNT       SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:

INVESTMENTS IN ULTRA SERIES FUND:

Aggressive Allocation Fund,
 Class II, 199,656 shares at net asset
 value of $8.94 per share (cost $1,714,006)           $  1,785,907    $          -   $          -    $          -    $          -
Money Market Fund,
 Class I, 50,142,371 shares at net asset
 value of $1.00 per share (cost $50,142,371)                     -      50,142,371              -               -               -
Money Market Fund,
 Class II, 978,612 shares at net asset
 value of $1.00 per share (cost $978,612)                        -               -        978,612               -               -
Bond Fund, Class I,
 15,772,806 shares at net asset
 value of $10.57 per share (cost $163,146,837)                   -               -              -     166,750,106               -
Bond Fund, Class II,
 2,311,793 shares at net asset
 value of $10.56 per share (cost $24,043,348)                    -               -              -               -      24,421,085
                                                      ------------    ------------   ------------    ------------    ------------
  Total assets                                           1,785,907      50,142,371        978,612     166,750,106      24,421,085
                                                      ------------    ------------   ------------    ------------    ------------
LIABILITIES:

Accrued mortality and expense charges                           56           1,600             31           5,320             770
Other accrued expenses                                           7             129              4             468             126
                                                      ------------    ------------   ------------    ------------    ------------
  Total liabilities                                             63           1,729             35           5,788             896
                                                      ------------    ------------   ------------    ------------    ------------
    Total net assets                                  $  1,785,844    $ 50,140,642   $    978,577    $166,744,318    $ 24,420,189
                                                      ============    ============   ============    ============    ============
NET ASSETS:

Contracts in accumulation period                      $  1,785,844    $ 50,136,707   $    978,577    $166,550,308    $ 24,420,189
Contracts in annuitization period (note 2)                       -           3,935              -         194,010               -
                                                      ------------    ------------   ------------    ------------    ------------

  Total net assets                                    $  1,785,844    $ 50,140,642   $    978,577    $166,744,318    $ 24,420,189
                                                      ============    ============   ============    ============    ============

                 See accompanying notes to financial statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
     STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2011 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    ULTRA SERIES
                                                      ULTRA SERIES   ULTRA SERIES    ULTRA SERIES    ULTRA SERIES    DIVERSIFIED
                                                       FOUNDATION     FOUNDATION     HIGH INCOME     HIGH INCOME     INCOME FUND,
                                                     FUND, CLASS I, FUND, CLASS II, FUND, CLASS I,  FUND, CLASS II,    CLASS I,
                                                      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:

INVESTMENTS IN ULTRA SERIES FUND:

Foundation Fund,
 Class I, 7,653 shares at net asset
 value of $10.57 per share (cost $81,196)             $     80,908    $          -   $          -    $          -    $          -
Foundation Fund,
 Class II, 2,400,019 shares at net asset
 value of $10.56 per share (cost $25,329,278)                    -      25,353,081              -               -               -
High Income Fund,
 Class I, 5,101,809 shares at net asset
 value of $9.18 per share (cost $49,180,856)                     -               -     46,840,219               -               -
High Income Fund,
 Class II, 676,251 shares at net asset
 value of $9.19 per share (cost $6,404,161)                      -               -              -       6,212,923               -
Diversified Income Fund,
 Class I, 10,347,206 shares at net asset
 value of $17.39 per share (cost $182,094,727)                   -               -              -               -     179,934,816
                                                      ------------    ------------   ------------    ------------    ------------
  Total assets                                              80,908      25,353,081     46,840,219       6,212,923     179,934,816
                                                      ------------    ------------   ------------    ------------    ------------
LIABILITIES:

Accrued mortality and expense charges                            3             799          1,486             196           5,833
Other accrued expenses                                           -             126            112              33             438
                                                      ------------    ------------   ------------    ------------    ------------
  Total liabilities                                              3             925          1,598             229           6,271
                                                      ------------    ------------   ------------    ------------    ------------
    Total net assets                                  $     80,905    $ 25,352,156   $ 46,838,621    $  6,212,694    $179,928,545
                                                      ============    ============   ============    ============    ============
NET ASSETS:

Contracts in accumulation period                      $     80,905    $ 25,352,156   $ 46,805,598    $  6,212,694    $178,972,426
Contracts in annuitization period (note 2)                       -               -         33,023               -         956,119
                                                      ------------    ------------   ------------    ------------    ------------

  Total net assets                                    $     80,905    $ 25,352,156   $ 46,838,621    $  6,212,694    $179,928,545
                                                      ============    ============   ============    ============    ============

                 See accompanying notes to financial statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
     STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2011 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
                                                      ULTRA SERIES   ULTRA SERIES   ULTRA SERIES    ULTRA SERIES    ULTRA SERIES
                                                      DIVERSIFIED     LARGE CAP       LARGE CAP       LARGE CAP       LARGE CAP
                                                      INCOME FUND,    VALUE FUND,    VALUE FUND,    GROWTH FUND,     GROWTH FUND,
                                                        CLASS II,       CLASS I,       CLASS II,       CLASS I,        CLASS II,
                                                       SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:

INVESTMENTS IN ULTRA SERIES FUND:

Diversified Income Fund,
 Class II, 1,747,671 shares at net asset
 value of $17.37 per share (cost $28,421,175)         $ 30,359,845    $          -   $          -    $          -    $          -
Large Cap Value Fund,
 Class I, 6,169,629 shares at net asset
 value of $24.78 per share (cost $174,540,258)                   -     152,855,032              -               -               -
Large Cap Value Fund,
 Class II, 230,369 shares at net asset
 value of $24.72 per share (cost $5,004,900)                     -               -      5,696,761               -               -
Large Cap Growth Fund,
 Class I, 4,761,836 shares at net asset
 value of $21.84 per share (cost $92,503,677)                    -               -              -     104,000,883               -
Large Cap Growth Fund,
 Class II, 1,265,769 shares at net asset
 value of $21.80 per share (cost $25,804,676)                    -               -              -               -      27,589,325
                                                      ------------    ------------   ------------    ------------    ------------
  Total assets                                          30,359,845     152,855,032      5,696,761     104,000,883      27,589,325
                                                      ------------    ------------   ------------    ------------    ------------
LIABILITIES:

Accrued mortality and expense charges                          957           4,987            180           3,380             869
Other accrued expenses                                         185             435             32             293             143
                                                      ------------    ------------   ------------    ------------    ------------
  Total liabilities                                          1,142           5,422            212           3,673           1,012
                                                      ------------    ------------   ------------    ------------    ------------
    Total net assets                                  $ 30,358,703    $152,849,610   $  5,696,549    $103,997,210    $ 27,588,313
                                                      ============    ============   ============    ============    ============
NET ASSETS:

Contracts in accumulation period                      $ 30,358,703    $152,507,343   $  5,696,549    $103,874,802    $ 27,588,313
Contracts in annuitization period (note 2)                       -         342,267              -         122,408               -
                                                      ------------    ------------   ------------    ------------    ------------

  Total net assets                                    $ 30,358,703    $152,849,610   $  5,696,549    $103,997,210    $ 27,588,313
                                                      ============    ============   ============    ============    ============

                 See accompanying notes to financial statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
     STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2011 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
                                                      ULTRA SERIES   ULTRA SERIES  ULTRA SERIES   ULTRA SERIES     ULTRA SERIES
                                                      MID CAP FUND,  MID CAP FUND,  SMALL CAP      SMALL CAP       EQUITY INCOME
                                                        CLASS I,       CLASS II,   FUND, CLASS I, FUND, CLASS II, FUND, CLASS II,
                                                       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:

INVESTMENTS IN ULTRA SERIES FUND:

Mid Cap Fund,
 Class I, 7,326,167 shares at net asset
 value of $14.75 per share (cost $104,321,256)        $108,041,912    $          -   $          -    $          -    $          -
Mid Cap Fund,
 Class II, 901,222 shares at net asset
 value of $14.72 per share (cost $11,209,889)                    -      13,270,138              -               -               -
Small Cap Fund,
 Class I, 432,038 shares at net asset
 value of $10.81 per share (cost $3,893,102)                     -               -      4,669,553               -               -
Small Cap Fund,
 Class II, 129,853 shares at net asset
 value of $10.79 per share (cost $1,141,702)                     -               -              -       1,400,591               -
Equity Income Fund,
 Class II, 257,018 shares at net asset
 value of $9.36 per share (cost $2,579,852)                      -               -              -               -       2,406,896
                                                      ------------    ------------   ------------    ------------    ------------
  Total assets                                         108,041,912      13,270,138      4,669,553       1,400,591       2,406,896
                                                      ------------    ------------   ------------    ------------    ------------
LIABILITIES:

Accrued mortality and expense charges                        3,472             418            148              44              76
Other accrued expenses                                         266              70             15               8              11
                                                      ------------    ------------   ------------    ------------    ------------
  Total liabilities                                          3,738             488            163              52              87
                                                      ------------    ------------   ------------    ------------    ------------
    Total net assets                                  $108,038,174    $ 13,269,650   $  4,669,390    $  1,400,539    $  2,406,809
                                                      ============    ============   ============    ============    ============
NET ASSETS:

Contracts in accumulation period                      $107,936,669    $ 13,269,650   $  4,669,390    $  1,400,539    $  2,406,809
Contracts in annuitization period (note 2)                 101,505               -              -               -               -
                                                      ------------    ------------   ------------    ------------    ------------

  Total net assets                                    $108,038,174    $ 13,269,650   $  4,669,390    $  1,400,539    $  2,406,809
                                                      ============    ============   ============    ============    ============

                 See accompanying notes to financial statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
     STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2011 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
                                                      ULTRA SERIES     ULTRA SERIES                    INVESCO       BLACKROCK
                                                     INTERNATIONAL    INTERNATIONAL    INVESCO        GOVERNMENT       GLOBAL
                                                      STOCK FUND,      STOCK FUND,   GLOBAL REAL      SECURITIES     ALLOCATION
                                                       CLASS I,         CLASS II,    ESTATE FUND         FUND           FUND
                                                      SUBACCOUNT       SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:

INVESTMENTS IN ULTRA SERIES FUND:

International Stock Fund,
 Class I, 5,391,408 shares at net asset
 value of $9.03 per share (cost $58,736,992)          $ 48,682,801    $          -   $          -    $          -    $          -
International Stock Fund,
 Class II, 1,707,739 shares at net asset
 value of $9.02 per share (cost $16,059,891)                     -      15,408,079              -               -               -

INVESTMENTS IN AIM VARIABLE
 INSURANCE FUND (INVESCO):

Invesco Global Real Estate Fund,
 Series II, 751,746 shares at net asset
 value of $11.87 per share (cost $8,821,112)                     -               -      8,923,221               -               -
Invesco Government Securities,
 Series II, 1,924,987 shares at net asset
 value of $12.39 per share (cost $23,179,406)                    -               -              -      23,850,583               -

INVESTMENTS IN BLACKROCK VARIABLE SERIES FUND, INC.:
Global Allocation V.I. Fund,
 Class III, 3,144,401 shares at net asset
 value of $13.28 per share (cost $45,395,965)                    -               -              -               -      41,757,652
                                                      ------------    ------------   ------------    ------------    ------------
  Total assets                                          48,682,801      15,408,079      8,923,221      23,850,583      41,757,652
                                                      ------------    ------------   ------------    ------------    ------------
LIABILITIES:

Accrued mortality and expense charges                        1,548             485            281             752           1,316
Other accrued expenses                                         131              79             46             126             207
                                                      ------------    ------------   ------------    ------------    ------------
  Total liabilities                                          1,679             564            327             878           1,523
                                                      ------------    ------------   ------------    ------------    ------------
    Total net assets                                  $ 48,681,122    $ 15,407,515   $  8,922,894    $ 23,849,705    $ 41,756,129
                                                      ============    ============   ============    ============    ============
NET ASSETS:

Contracts in accumulation period                      $ 48,655,153    $ 15,407,515   $  8,919,994    $ 23,849,705    $ 41,756,129
Contracts in annuitization period (note 2)                  25,969               -          2,900               -               -
                                                      ------------    ------------   ------------    ------------    ------------

  Total net assets                                    $ 48,681,122    $ 15,407,515   $  8,922,894    $ 23,849,705    $ 41,756,129
                                                      ============    ============   ============    ============    ============

                 See accompanying notes to financial statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
     STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2011 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
                                                                                       FRANKLIN        FRANKLIN
                                                     FRANKLIN HIGH      FRANKLIN     MUTUAL GLOBAL    DEVELOPING
                                                        INCOME           INCOME        DISCOVERY        MARKETS
                                                      SECURITIES       SECURITIES     SECURITIES      SECURITIES    MFS STRATEGIC
                                                         FUND             FUND           FUND            FUND           INCOME
                ASSETS:                               SUBACCOUNT       SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:

INVESTMENTS IN FRANKLIN TEMPLETON
 VARIABLE INSURANCE PRODUCTS TRUST:

High Income Securities Fund,
 Class 4, 4,189,342 shares at net asset
 value of $6.46 per share (cost $25,007,329)          $ 27,063,149    $          -   $          -    $          -    $          -
Income Securities Fund,
 Class 4, 1,525,458 shares at net asset
 value of $14.54 per share (cost $21,406,720)                    -      22,180,162              -               -               -
Mutual Global Discovery Securities Fund,
 Class 4, 577,311 shares at net asset
 value of $19.49 per share (cost $11,103,786)                    -               -     11,251,799               -               -
Developing Market Securities Fund,
 164,225 shares at net asset
 value of $9.42 per share (cost $1,301,326)                      -               -              -       1,546,996               -

INVESTMENTS IN MFS VARIABLE INSURANCE TRUST:

Strategic Income Series,
 119,493 shares at net asset
 value of $10.04 per share (cost $1,190,975)                     -               -              -               -       1,199,713
                                                      ------------    ------------   ------------    ------------    ------------
  Total assets                                          27,063,149      22,180,162     11,251,799       1,546,996       1,199,713
                                                      ------------    ------------   ------------    ------------    ------------
LIABILITIES:

Accrued mortality and expense charges                          854             700            355              53              41
Other accrued expenses                                         149             100             50               6               5
                                                      ------------    ------------   ------------    ------------    ------------
  Total liabilities                                          1,003             800            405              59              46
                                                      ------------    ------------   ------------    ------------    ------------
    Total net assets                                  $ 27,062,146    $ 22,179,362   $ 11,251,394    $  1,546,937    $  1,199,667
                                                      ============    ============   ============    ============    ============
NET ASSETS:

Contracts in accumulation period                      $ 27,062,146    $ 22,175,762   $ 11,248,008    $  1,546,937    $  1,196,904
Contracts in annuitization period (note 2)                       -           3,600          3,386               -           2,763
                                                      ------------    ------------   ------------    ------------    ------------

  Total net assets                                    $ 27,062,146    $ 22,179,362   $ 11,251,394    $  1,546,937    $  1,199,667
                                                      ============    ============   ============    ============    ============

                 See accompanying notes to financial statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
     STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2011 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        PIMCO
                                                                      OPPENHEIMER                   OPPENHEIMER       COMMODITY
                                                      OPPENHEIMER     MAIN STREET    OPPENHEIMER   INTERNATIONAL     REALRETURN
                                                      HIGH INCOME    SMALL- & MID-   MAIN STREET      GROWTH          STRATEGY
                                                        FUND/VA       CAP FUND/VA      FUND/VA        FUND/VA         PORTFOLIO
                                                       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:

INVESTMENTS IN OPPENHEIMER VARIABLE ACCOUNT FUNDS:

High Income Fund/VA,
 494,101 shares at net asset
 value of $1.90 per share (cost $4,067,299)           $    938,792    $          -   $          -    $          -    $          -
Main Street Small- & Mid-Cap Fund/VA,
 813,552 shares at net asset
 value of $17.02 per share (cost $11,266,606)                    -      13,846,660              -               -               -
Main Street Fund/VA,
 1,321,907 shares at net asset
 value of $20.53 per share (cost $23,009,730)                    -               -     27,138,750               -               -
International Growth Fund/VA,
 14,458,042 shares at net asset
 value of $1.78 per share (cost $23,766,850)                     -               -              -      25,735,314               -

INVESTMENTS IN PIMCO VARIABLE INSURANCE TRUST:

Commodity RealReturn Strategy Porfolio,
 1,907,299 shares at net asset
 value of $7.27 per share (cost $16,109,061)                     -               -              -               -      13,866,061
                                                      ------------    ------------   ------------    ------------    ------------
  Total assets                                             938,792      13,846,660     27,138,750      25,735,314      13,866,061
                                                      ------------    ------------   ------------    ------------    ------------
LIABILITIES:

Accrued mortality and expense charges                           32             437            859             811             437
Other accrued expenses                                           4              72            154             132              68
                                                      ------------    ------------   ------------    ------------    ------------
  Total liabilities                                             36             509          1,013             943             505
                                                      ------------    ------------   ------------    ------------    ------------
    Total net assets                                  $    938,756    $ 13,846,151   $ 27,137,737    $ 25,734,371    $ 13,865,556
                                                      ============    ============   ============    ============    ============
NET ASSETS:

Contracts in accumulation period                      $    930,037    $ 13,846,151   $ 27,137,737    $ 25,734,371    $ 13,865,556
Contracts in annuitization period (note 2)                   8,719               -              -               -               -
                                                      ------------    ------------   ------------    ------------    ------------

  Total net assets                                    $    938,756    $ 13,846,151   $ 27,137,737    $ 25,734,371    $ 13,865,556
                                                      ============    ============   ============    ============    ============

                 See accompanying notes to financial statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
     STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2011 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                  VAN KAMPEN       VAN KAMPEN
                                                                    PIMCO GLOBAL  T. ROWE PRICE   GROWTH AND         MID CAP
                                                     PIMCO TOTAL        BOND      INTERNATIONAL     INCOME           GROWTH
                                                       RETURN,       PORTFOLIO,       STOCK        PORTFOLIO,       PORTFOLIO,
                                                    ADVISOR CLASS, ADVISOR CLASS,   PORTFOLIO   CLASS II SHARES, CLASS II SHARES,
                                                      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:

INVESTMENTS IN PIMCO VARIABLE INSURANCE TRUST:

Total Return Portfolio,
 Advisor Class 7,648,551 shares at net asset
 value of $11.02 per share (cost $84,766,175)        $ 84,287,035   $          -   $          -     $          -     $          -
Global Bond Portfolio (Unhedged),
 Advisor Class, 2,488,461 shares at net asset
 value of $13.83 per share (cost $32,897,217)                   -     34,415,415              -                -                -

INVESTMENTS IN T. ROWE PRICE
 INTERNATIONAL SERIES, INC:

International Stock Portfolio,
 634,030 shares at net asset
 value of $11.88 per share (cost $8,436,331)                    -              -      7,532,271                -                -

INVESTMENTS IN VAN KAMPEN
 LIFE INVESTMENT TRUST:

Growth and Income Portfolio Class II Shares,
 3,024,413 shares at net asset
 value of $17.74 per share (cost $48,498,194)                   -              -              -       53,653,085                -
Mid Cap Growth Portfolio Class II Shares,
 3,357,156 shares at net asset
 value of $3.68 per share (cost $10,055,345)                    -              -              -                -       12,354,336
                                                     ------------   ------------   ------------     ------------     ------------
  Total assets                                         84,287,035     34,415,415      7,532,271       53,653,085       12,354,336
                                                     ------------   ------------   ------------     ------------     ------------
LIABILITIES:

Accrued mortality and expense charges                       2,660          1,086            258            1,691              390
Other accrued expenses                                        387            180             31              281               68
                                                     ------------   ------------   ------------     ------------     ------------
  Total liabilities                                         3,047          1,266            289            1,972              458
                                                     ------------   ------------   ------------     ------------     ------------
    Total net assets                                 $ 84,283,988   $ 34,414,149   $  7,531,982     $ 53,651,113     $ 12,353,878
                                                     ============   ============   ============     ============     ============
NET ASSETS:

Contracts in accumulation period                     $ 84,283,988   $ 34,414,149   $  7,520,164     $ 53,647,818     $ 12,353,878
Contracts in annuitization period (note 2)                      -              -         11,818            3,295                -
                                                     ------------   ------------   ------------     ------------     ------------

  Total net assets                                   $ 84,283,988   $ 34,414,149   $  7,531,982     $ 53,651,113     $ 12,353,878
                                                     ============   ============   ============     ============     ============

                 See accompanying notes to financial statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
          STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2011

----------------------------------------------------------------------------------------------------------------------------------
                                                   ULTRA SERIES    ULTRA SERIES    ULTRA SERIES    ULTRA SERIES     ULTRA SERIES
                                                   CONSERVATIVE    CONSERVATIVE      MODERATE        MODERATE        AGGRESSIVE
                                                    ALLOCATION      ALLOCATION      ALLOCATION      ALLOCATION       ALLOCATION
                                                  FUND, CLASS I,  FUND, CLASS II,  FUND, CLASS I,  FUND, CLASS II,  FUND, CLASS I,
                                                    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income                                $    3,826,669  $     1,417,247  $    4,559,715  $       885,425  $      317,277
  Mortality and expense charges (note 3)             (1,389,726)        (462,930)     (2,088,201)        (410,904)       (226,566)
  Administrative charges                               (180,153)         (69,333)       (261,336)         (58,854)        (19,623)
                                                 --------------  ---------------  --------------  ---------------  --------------
  Net investment income (loss)                        2,256,790          884,984       2,210,178          415,667          71,088
                                                 --------------  ---------------  --------------  ---------------  --------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on sale of fund shares       819,625          139,170      (1,366,497)         185,592         (59,774)
  Realized gain distributions                                 -                -               -                -               -
                                                 --------------  ---------------  --------------  ---------------  --------------
  Net realized gain (loss) on investments               819,625          139,170      (1,366,497)         185,592         (59,774)
NET CHANGE IN UNREALIZED APPRECIATION OR
  (DEPRECIATION) ON INVESTMENTS:                     (1,055,179)        (495,364)        540,195         (596,929)       (164,308)
                                                 --------------  ---------------  --------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                      $    2,021,236  $       528,790  $    1,383,876  $         4,330  $     (152,994)
                                                 ==============  ===============  ==============  ===============  ==============

----------------------------------------------------------------------------------------------------------------------------------
                                                   ULTRA SERIES    ULTRA SERIES    ULTRA SERIES    ULTRA SERIES     ULTRA SERIES
                                                    AGGRESSIVE         MONEY         MONEY            BOND              BOND
                                                    ALLOCATION        MARKET         MARKET           FUND,             FUND,
                                                 FUND, CLASS II,  FUND, CLASS I, FUND, CLASS II,    CLASS I,          CLASS II,
                                                    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income                                $       28,384  $             -  $            -  $     6,254,811  $      859,989
  Mortality and expense charges (note 3)                (19,939)        (623,848)         (7,801)      (1,998,116)       (266,986)
  Administrative charges                                 (2,733)         (47,681)         (1,199)        (169,944)        (43,414)
                                                 --------------  ---------------  --------------  ---------------  --------------
  Net investment income (loss)                            5,712         (671,529)         (9,000)       4,086,751         549,589
                                                 --------------  ---------------  --------------  ---------------  --------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on sale of fund shares        10,183                -               -          806,850          28,280
  Realized gain distributions                                 -                -               -                -               -
                                                 --------------  ---------------  --------------  ---------------  --------------
  Net realized gain (loss) on investments                10,183                -               -          806,850          28,280
NET CHANGE IN UNREALIZED APPRECIATION OR
  (DEPRECIATION) ON INVESTMENTS:                        (46,810)               -               -        4,085,658         578,156
                                                 --------------  ---------------  --------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                      $      (30,915) $      (671,529) $       (9,000) $     8,979,259  $    1,156,025
                                                 ==============  ===============  ==============  ===============  ==============

                 See accompanying notes to financial statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
    STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2011 (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                   ULTRA SERIES    ULTRA SERIES    ULTRA SERIES     ULTRA SERIES     ULTRA SERIES
                                                    FOUNDATION      FOUNDATION     HIGH INCOME      HIGH INCOME      DIVERSIFIED
                                                       FUND,           FUND,           FUND,            FUND,        INCOME FUND,
                                                     CLASS I,        CLASS II,       CLASS I,         CLASS II,        CLASS I,
                                                    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income                                $        3,022  $       892,723  $    3,370,451  $       428,405  $    5,338,305
  Mortality and expense charges (note 3)                   (769)        (253,314)       (588,291)         (65,111)     (2,210,732)
  Administrative charges                                   (100)         (39,665)        (42,857)         (10,718)       (161,412)
                                                 --------------  ---------------  --------------  ---------------  --------------
  Net investment income (loss)                            2,153          599,744       2,739,303          352,576       2,966,161
                                                 --------------  ---------------  --------------  ---------------  --------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on sale of fund shares             3            1,703         (17,290)           4,130        (788,426)
  Realized gain distributions                                 -                -               -                -               -
                                                 --------------  ---------------  --------------  ---------------  --------------
  Net realized gain (loss) on investments                     3            1,703         (17,290)           4,130        (788,426)
NET CHANGE IN UNREALIZED APPRECIATION OR
  (DEPRECIATION) ON INVESTMENTS:                          1,465          561,089        (826,208)        (198,096)      9,488,450
                                                 --------------  ---------------  --------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                      $        3,621  $     1,162,536  $    1,895,805  $       158,610  $   11,666,185
                                                 ==============  ===============  ==============  ===============  ==============

----------------------------------------------------------------------------------------------------------------------------------
                                                   ULTRA SERIES    ULTRA SERIES    ULTRA SERIES     ULTRA SERIES     ULTRA SERIES
                                                   DIVERSIFIED       LARGE CAP       LARGE CAP        LARGE CAP        LARGE CAP
                                                   INCOME FUND,     VALUE FUND,     VALUE FUND,      GROWTH FUND,     GROWTH FUND,
                                                    CLASS II,         CLASS I,        CLASS II,        CLASS I,         CLASS II,
                                                    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income                                $      837,747  $     3,183,595  $      109,874  $       271,875  $       31,319
  Mortality and expense charges (note 3)               (320,522)      (1,971,998)        (64,107)      (1,379,938)       (300,561)
  Administrative charges                                (63,420)        (166,692)        (10,809)        (116,115)        (48,660)
                                                 --------------  ---------------  --------------  ---------------  --------------
  Net investment income (loss)                          453,805        1,044,905          34,958       (1,224,178)       (317,902)
                                                 --------------  ---------------  --------------  ---------------  --------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on sale of fund shares       187,709       (6,305,432)         67,132        4,058,073          82,719
  Realized gain distributions                                 -                -               -                -               -
                                                 --------------  ---------------  --------------  ---------------  --------------
  Net realized gain (loss) on investments               187,709       (6,305,432)         67,132        4,058,073          82,719
NET CHANGE IN UNREALIZED APPRECIATION OR
  (DEPRECIATION) ON INVESTMENTS:                        975,165       15,041,652         198,441       (5,350,235)       (708,231)
                                                 --------------  ---------------  --------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                      $    1,616,679  $     9,781,125  $      300,531  $    (2,516,340) $     (943,414)
                                                 ==============  ===============  ==============  ===============  ==============

                 See accompanying notes to financial statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
          STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2011

----------------------------------------------------------------------------------------------------------------------------------
                                                   ULTRA SERIES    ULTRA SERIES    ULTRA SERIES     ULTRA SERIES     ULTRA SERIES
                                                     MID CAP          MID CAP        SMALL CAP        SMALL CAP         EQUITY
                                                       FUND,           FUND,           FUND,            FUND,        INCOME FUND,
                                                     CLASS I,        CLASS II,       CLASS I,         CLASS II,        CLASS II,
                                                    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income                                $      212,498  $         4,201  $       19,065  $         3,723  $            -
  Mortality and expense charges (note 3)             (1,406,021)        (150,226)        (63,009)         (16,314)        (25,313)
  Administrative charges                               (104,201)         (23,966)         (6,190)          (2,667)         (3,710)
                                                 --------------  ---------------  --------------  ---------------  --------------
  Net investment income (loss)                       (1,297,724)        (169,991)        (50,134)         (15,258)        (29,023)
                                                 --------------  ---------------  --------------  ---------------  --------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on sale of fund shares       896,686          157,222         348,409           54,275             206
  Realized gain distributions                                 -                -               -                -         248,335
                                                 --------------  ---------------  --------------  ---------------  --------------
  Net realized gain (loss) on investments               896,686          157,222         348,409           54,275         248,541
NET CHANGE IN UNREALIZED APPRECIATION OR
  (DEPRECIATION) ON INVESTMENTS:                      4,380,148          328,589        (395,905)         (51,823)       (235,404)
                                                 --------------  ---------------  --------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                      $    3,979,110  $       315,820  $      (97,630) $       (12,806) $      (15,886)
                                                 ==============  ===============  ==============  ===============  ==============

----------------------------------------------------------------------------------------------------------------------------------
                                                   ULTRA SERIES    ULTRA SERIES                       INVESCO        BLACKROCK
                                                  INTERNATIONAL   INTERNATIONAL      INVESCO         GOVERNMENT        GLOBAL
                                                    STOCK FUND,     STOCK FUND,    GLOBAL REAL       SECURITIES      ALLOCATION
                                                     CLASS I,        CLASS II,     ESTATE FUND,         FUND            FUND
                                                    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income                                $    1,012,434  $       291,401  $      367,619  $       586,932  $      992,319
  Mortality and expense charges (note 3)               (674,362)        (177,431)       (107,438)        (225,882)       (407,973)
  Administrative charges                                (53,960)         (28,553)        (17,184)         (36,859)        (63,508)
                                                 --------------  ---------------  --------------  ---------------  --------------
  Net investment income (loss)                          284,112           85,417         242,997          324,191         520,838
                                                 --------------  ---------------  --------------  ---------------  --------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss)
    on sale of fund shares                           (1,395,338)          41,842         108,349           12,977         (13,887)
  Realized gain distributions                                 -                -               -                -       1,057,187
                                                 --------------  ---------------  --------------  ---------------  --------------
  Net realized gain (loss) on investments            (1,395,338)          41,842         108,349           12,977       1,043,300
NET CHANGE IN UNREALIZED APPRECIATION OR
  (DEPRECIATION) ON INVESTMENTS:                     (3,677,340)      (1,697,773)     (1,141,977)         992,636      (4,205,786)
                                                 --------------  ---------------  --------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                      $   (4,788,566) $    (1,570,514) $     (790,631) $     1,329,804  $   (2,641,648)
                                                 ==============  ===============  ==============  ===============  ==============

                 See accompanying notes to financial statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
          STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2011

----------------------------------------------------------------------------------------------------------------------------------
                                                   FRANKLIN HIGH     FRANKLIN    FRANKLIN MUTUAL     FRANKLIN
                                                      INCOME          INCOME         GLOBAL         DEVELOPING          MFS
                                                    SECURITIES      SECURITIES      DISCOVERY         MARKETS        STRATEGIC
                                                       FUND            FUND      SECURITIES FUND  SECURITIES FUND      INCOME
                                                    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income                                $    1,620,002  $     1,298,790  $      254,893  $        17,628  $       68,972
  Mortality and expense charges (note 3)               (312,702)        (259,455)       (134,704)         (22,883)        (15,979)
  Administrative charges                                (54,207)         (37,677)        (18,950)          (2,746)         (1,917)
                                                 --------------  ---------------  --------------  ---------------  --------------
  Net investment income (loss)                        1,253,093        1,001,658         101,239           (8,001)         51,076
                                                 --------------  ---------------  --------------  ---------------  --------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss)
    on sale of fund shares                              326,603          205,057          87,007           64,455           5,565
  Realized gain distributions                                 -                -         250,822                -               -
                                                 --------------  ---------------  --------------  ---------------  --------------
  Net realized gain (loss) on investments               326,603          205,057         337,829           64,455           5,565
NET CHANGE IN UNREALIZED APPRECIATION OR
  (DEPRECIATION) ON INVESTMENTS:                       (818,488)      (1,112,022)     (1,005,403)        (382,413)        (14,744)
                                                 --------------  ---------------  --------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                      $      761,208  $        94,693  $     (566,335) $      (325,959) $       41,897
                                                 ==============  ===============  ==============  ===============  ==============

----------------------------------------------------------------------------------------------------------------------------------
                                                                   OPPENHEIMER                                     PIMCO COMMODITY
                                                   OPPENHEIMER     MAIN STREET      OPPENHEIMER    OPPENHEIMER        REALRETURN
                                                      HIGH        SMALL- & MID-         MAIN      INTERNATIONAL        STRATEGY
                                                 INCOME FUND/VA    CAP FUND/VA    STREET FUND/VA  GROWTH FUND/VA       PORTFOLIO
                                                   SUBACCOUNT      SUBACCOUNT       SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income                                $      106,699  $        59,012  $      174,264  $       198,207  $    2,204,756
  Mortality and expense charges (note 3)                (13,649)        (174,268)       (335,466)        (325,503)       (184,155)
  Administrative charges                                 (1,638)         (29,665)        (58,916)         (52,454)        (29,600)
                                                 --------------  ---------------  --------------  ---------------  --------------
  Net investment income (loss)                           91,412         (144,921)       (220,118)        (179,750)      1,991,001
                                                 --------------  ---------------  --------------  ---------------  --------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on sale of fund shares      (787,864)         518,474         749,815          522,191          72,007
  Realized gain distributions                                 -                -               -                -               -
                                                 --------------  ---------------  --------------  ---------------  --------------
  Net realized gain (loss) on investments              (787,864)         518,474         749,815          522,191          72,007
NET CHANGE IN UNREALIZED APPRECIATION OR
  (DEPRECIATION) ON INVESTMENTS:                        665,458       (1,006,056)     (1,071,457)      (3,001,388)     (3,467,223)
                                                 --------------  ---------------  --------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                      $      (30,994) $      (632,503) $     (541,760) $    (2,658,947) $   (1,404,215)
                                                 ==============  ===============  ==============  ===============  ==============

                 See accompanying notes to financial statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
          STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2011

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    VAN KAMPEN        VAN KAMPEN
                                                                   PIMCO GLOBAL    T. ROWE PRICE      GROWTH            MID CAP
                                                   PIMCO TOTAL        BOND         INTERNATIONAL     AND INCOME         GROWTH
                                                     RETURN,        PORTFOLIO,         STOCK         PORTFOLIO,       PORTFOLIO,
                                                 ADVISOR CLASS,   ADVISOR CLASS,     PORTFOLIO    CLASS II SHARES, CLASS II SHARES,
                                                   SUBACCOUNT       SUBACCOUNT      SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income                                $    2,083,643  $       831,284  $      131,486  $       581,572  $            -
  Mortality and expense charges (note 3)               (945,484)        (388,519)       (112,892)        (620,099)       (165,652)
  Administrative charges                               (136,596)         (63,819)        (13,547)        (102,044)        (28,535)
                                                 --------------  ---------------  --------------  ---------------  --------------
  Net investment income (loss)                        1,001,563          378,946           5,047         (140,571)       (194,187)
                                                 --------------  ---------------  --------------  ---------------  --------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on sale of fund shares       126,274          253,540          12,147          493,820         732,646
  Realized gain distributions                         1,221,384          765,263               -                -               -
                                                 --------------  ---------------  --------------  ---------------  --------------
  Net realized gain (loss) on investments             1,347,658        1,018,803          12,147          493,820         732,646
NET CHANGE IN UNREALIZED APPRECIATION OR
  (DEPRECIATION) ON INVESTMENTS:                       (673,103)         559,935      (1,296,073)      (2,588,545)     (2,073,486)
                                                 --------------  ---------------  --------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                      $    1,676,118  $     1,957,684  $   (1,278,879) $    (2,235,296) $   (1,535,027)
                                                 ==============  ===============  ==============  ===============  ==============

                 See accompanying notes to financial statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
             STATEMENT OF CHANGES IN NET ASSETS FOR THE YEARS ENDED
                           DECEMBER 31, 2011 AND 2010

----------------------------------------------------------------------------------------------------------------------------------
                                                    ULTRA SERIES CONSERVATIVE ALLOCATION    ULTRA SERIES CONSERVATIVE ALLOCATION
                                                          FUND, CLASS I, SUBACCOUNT              FUND, CLASS II, SUBACCOUNT
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    DECEMBER 31, 2011   DECEMBER 31, 2010   DECEMBER 31, 2011   DECEMBER 31, 2010
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $       2,256,790   $       3,336,285   $         884,984   $         998,909
  Net realized gain (loss) on investments                     819,625              44,761             139,170              65,534
  Net change in unrealized appreciation or
   (depreciation) on investments                           (1,055,179)          4,988,449            (495,364)            765,193
                                                    -----------------   -----------------   -----------------   -----------------
   Net increase (decrease) in net assets from
    operations                                              2,021,236           8,369,495             528,790           1,829,636
                                                    -----------------   -----------------   -----------------   -----------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners                    2,489,007           3,021,536           3,142,276           9,585,359
  Transfers between subaccounts (including fixed
   accounts), net                                           2,020,807           6,508,591           7,120,839          12,442,430
  Payment for contract benefits and terminations          (23,561,561)        (12,926,824)         (2,616,167)         (1,120,213)
  Contract charges and fees                                  (664,820)           (510,642)           (363,048)           (169,488)
  Adjustments to net assets allocated to contracts
   in payout period                                            (2,018)                  -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
   Net increase (decrease) in net assets from
    contract transactions                                 (19,718,585)         (3,907,339)          7,283,900          20,738,088
                                                    -----------------   -----------------   -----------------   -----------------
  Total increase (decrease) in net assets                 (17,697,349)          4,462,156           7,812,690          22,567,724

NET ASSETS:
  Beginning of period                                     126,311,784         121,849,628          35,383,742          12,816,018
                                                    -----------------   -----------------   -----------------   -----------------
  End of period                                     $     108,614,435   $     126,311,784   $      43,196,432   $      35,383,742
                                                    =================   =================   =================   =================

----------------------------------------------------------------------------------------------------------------------------------
                                                      ULTRA SERIES MODERATE ALLOCATION        ULTRA SERIES MODERATE ALLOCATION
                                                          FUND, CLASS I, SUBACCOUNT              FUND, CLASS II, SUBACCOUNT
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    DECEMBER 31, 2011   DECEMBER 31, 2010   DECEMBER 31, 2011   DECEMBER 31, 2010
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $      2,210,178    $      3,117,257    $        415,667    $        604,960
  Net realized gain (loss) on investments                 (1,366,497)         (3,961,981)            185,592              81,965
  Net change in unrealized appreciation or
   (depreciation) on investments                             540,195          16,257,600            (596,929)          1,327,843
                                                    ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets from
    operations                                             1,383,876          15,412,876               4,330           2,014,768
                                                    ----------------    ----------------    ----------------    ----------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners                   2,751,459           4,259,740           5,486,340          13,641,734
  Transfers between subaccounts (including fixed
   accounts), net                                         (2,900,349)         (2,005,133)          1,124,471           5,704,800
  Payment for contract benefits and terminations         (18,243,390)        (18,856,663)         (2,142,925)         (1,706,398)
  Contract charges and fees                                 (805,288)           (871,623)           (284,685)           (123,280)
  Adjustments to net assets allocated to contracts
   in payout period                                            5,880               5,403                   -                   -
                                                    ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets from
    contract transactions                                (19,191,688)        (17,468,276)          4,183,201          17,516,856
                                                    ----------------    ----------------    ----------------    ----------------
  Total increase (decrease) in net assets                (17,807,812)         (2,055,400)          4,187,531          19,531,624

NET ASSETS:
  Beginning of period                                    188,461,203         190,516,603          31,681,027          12,149,403
                                                    ----------------    ----------------    ----------------    ----------------
  End of period
                                                    $    170,653,391    $    188,461,203    $     35,868,558    $     31,681,027
                                                    ================    ================    ================    ================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
             STATEMENT OF CHANGES IN NET ASSETS FOR THE YEARS ENDED
                     DECEMBER 31, 2011 AND 2010 (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                     ULTRA SERIES AGGRESSIVE ALLOCATION      ULTRA SERIES AGGRESSIVE ALLOCATION
                                                          FUND, CLASS I, SUBACCOUNT              FUND, CLASS II, SUBACCOUNT
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    DECEMBER 31, 2011   DECEMBER 31, 2010   DECEMBER 31, 2011   DECEMBER 31, 2010
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $         71,088    $         64,996    $          5,712    $          9,509
  Net realized gain (loss) on investments                    (59,774)           (635,492)             10,183                 857
  Net change in unrealized appreciation or
   (depreciation) on investments                            (164,308)          2,271,273             (46,810)             87,898
                                                    ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets from
    operations                                              (152,994)          1,700,777             (30,915)             98,264
                                                    ----------------    ----------------    ----------------    ----------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners                     985,283             901,658             439,331             727,075
  Transfers between subaccounts (including fixed
   accounts), net                                           (388,534)            946,412             (15,042)             93,958
  Payment for contract benefits and terminations          (1,775,719)         (2,386,540)            (29,523)             (9,947)
  Contract charges and fees                                  (22,350)            (31,069)               (797)               (425)
  Adjustments to net assets allocated to contracts
   in payout period                                              241                 185                   -                   -
                                                    ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets from
    contract transactions                                 (1,201,079)           (569,354)            393,969             810,661
                                                    ----------------    ----------------    ----------------    ----------------
  Total increase (decrease) in net assets                 (1,354,073)          1,131,423             363,054             908,925

NET ASSETS:
  Beginning of period                                     19,372,611          18,241,188           1,422,809             513,884
                                                    ----------------    ----------------    ----------------    ----------------
  End of period                                     $     18,018,538    $     19,372,611    $      1,785,863    $      1,422,809
                                                    ================    ================    ================    ================

----------------------------------------------------------------------------------------------------------------------------------
                                                       ULTRA SERIES MONEY MARKET FUND,         ULTRA SERIES MONEY MARKET FUND,
                                                             CLASS I, SUBACCOUNT                     CLASS II, SUBACCOUNT
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    DECEMBER 31, 2011   DECEMBER 31, 2010   DECEMBER 31, 2011   DECEMBER 31, 2010
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $       (671,529)   $       (854,672)   $         (9,000)   $         (3,912)
  Net realized gain (loss) on investments                          -                   -                   -                   -
  Net change in unrealized appreciation or
   (depreciation) on investments                                   -                   -                   -                   -
                                                    ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets from
    operations                                              (671,529)           (854,672)             (9,000)             (3,912)
                                                    ----------------    ----------------    ----------------    ----------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners                   1,680,761           1,805,517              48,944             585,358
  Transfers between subaccounts (including fixed
     accounts), net                                       10,338,524           6,303,800             761,836             303,160
  Payment for contract benefits and terminations         (18,601,614)        (28,305,209)           (388,995)           (492,739)
  Contract charges and fees                                 (118,729)           (284,034)            (11,079)               (290)
  Adjustments to net assets allocated to contracts
   in payout period                                               26                  55                   -                   -
                                                    ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets from
    contract transactions                                 (6,701,032)        (20,479,871)            410,706             395,489
                                                    ----------------    ----------------    ----------------    ----------------
  Total increase (decrease) in net assets                 (7,372,561)        (21,334,543)            401,706             391,577

NET ASSETS:
  Beginning of period                                     57,513,203          78,847,746             576,871             185,294
                                                    ----------------    ----------------    ----------------    ----------------
  End of period
                                                    $     50,140,642    $     57,513,203    $        978,577    $        576,871
                                                    ================    ================    ================    ================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
             STATEMENT OF CHANGES IN NET ASSETS FOR THE YEARS ENDED
                     DECEMBER 31, 2011 AND 2010 (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                           ULTRA SERIES BOND FUND,                 ULTRA SERIES BOND FUND,
                                                             CLASS I, SUBACCOUNT                     CLASS II, SUBACCOUNT
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    DECEMBER 31, 2011   DECEMBER 31, 2010   DECEMBER 31, 2011   DECEMBER 31, 2010
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $      4,086,751    $      5,192,865    $        549,589    $        649,989
  Net realized gain (loss) on investments                    806,850             962,187              28,280              16,371
  Net change in unrealized appreciation or
   (depreciation) on investments                           4,085,658           3,292,063             578,156             (78,926)
                                                    ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets from
    operations                                             8,979,259           9,447,115           1,156,025             587,434
                                                    ----------------    ----------------    ----------------    ----------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners                   2,375,283           2,189,118             655,086           6,061,322
  Transfers between subaccounts (including fixed
   accounts), net                                         (1,837,991)           (919,579)          1,852,738           6,650,577
  Payment for contract benefits and terminations         (27,649,319)        (34,707,229)         (1,180,096)           (758,497)
  Contract charges and fees                                 (402,825)           (481,337)           (196,690)           (116,606)
  Adjustments to net assets allocated to contracts
   in payout period                                            1,021              (1,250)                  -                   -
                                                    ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets
    from contract transactions                           (27,513,831)        (33,920,277)          1,131,038          11,836,796
                                                    ----------------    ----------------    ----------------    ----------------
  Total increase (decrease) in net assets                (18,534,572)        (24,473,162)          2,287,063          12,424,230

NET ASSETS:
  Beginning of period                                    185,278,890         209,752,052          22,133,126           9,708,896
                                                    ----------------    ----------------    ----------------    ----------------
  End of period
                                                    $    166,744,318    $    185,278,890    $     24,420,189    $     22,133,126
                                                    ================    ================    ================    ================

----------------------------------------------------------------------------------------------------------------------------------
                                                       ULTRA SERIES FOUNDATION FUND,           ULTRA SERIES FOUNDATION FUND,
                                                             CLASS I, SUBACCOUNT                     CLASS II, SUBACCOUNT
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    DECEMBER 31, 2011   DECEMBER 31, 2010   DECEMBER 31, 2011   DECEMBER 31, 2010
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $          2,153    $          1,404    $        599,744    $        484,299
  Net realized gain (loss) on investments                          3                   -               1,703               1,339
  Net change in unrealized appreciation or
   (depreciation) on investments                               1,465              (1,754)            561,089            (537,287)
                                                    ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets from
    operations                                                 3,621                (350)          1,162,536             (51,649)
                                                    ----------------    ----------------    ----------------    ----------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners                           -                   -          10,977,734          13,793,676
  Transfers between subaccounts (including fixed
   accounts), net                                             41,160              36,477              82,724              81,396
  Payment for contract benefits and terminations                   -                   -            (435,200)           (245,188)
  Contract charges and fees                                       (3)                  -             (13,608)               (265)
  Adjustments to net assets allocated to contracts
   in payout period                                                -                   -                   -                   -
                                                    ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets
    from contract transactions                                41,157              36,477          10,611,650          13,629,619
                                                    ----------------    ----------------    ----------------    ----------------
  Total increase (decrease) in net assets                     44,778              36,127          11,774,186          13,577,970

NET ASSETS:
  Beginning of period                                         36,127                   -          13,577,970                   -
                                                    ----------------    ----------------    ----------------    ----------------
  End of period
                                                    $         80,905    $         36,127    $     25,352,156    $     13,577,970
                                                    ================    ================    ================    ================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
             STATEMENT OF CHANGES IN NET ASSETS FOR THE YEARS ENDED
                     DECEMBER 31, 2011 AND 2010 (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                       ULTRA SERIES HIGH INCOME FUND,          ULTRA SERIES HIGH INCOME FUND,
                                                             CLASS I, SUBACCOUNT                     CLASS II, SUBACCOUNT
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    DECEMBER 31, 2011   DECEMBER 31, 2010   DECEMBER 31, 2011   DECEMBER 31, 2010
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $      2,739,303    $      3,436,755    $        352,576    $        270,905
  Net realized gain (loss) on investments                    (17,290)           (150,037)              4,130               1,693
  Net change in unrealized appreciation or
   (depreciation) on investments                            (826,208)          2,352,483            (198,096)            (17,887)
                                                    ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets from
    operations                                             1,895,805           5,639,201             158,610             254,711
                                                    ----------------    ----------------    ----------------    ----------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners                     488,740             470,845           1,299,627           2,105,615
  Transfers between subaccounts (including fixed
   accounts), net                                         (2,782,072)         (1,514,093)            813,726             908,664
  Payment for contract benefits and terminations          (8,183,687)         (9,021,859)           (292,049)           (121,665)
  Contract charges and fees                                  (91,074)           (114,268)            (48,488)            (12,704)
  Adjustments to net assets allocated to contracts
   in payout period                                              835                 697                   -                   -
                                                    ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets
    from contract transactions                           (10,567,258)        (10,178,678)          1,772,816           2,879,910
                                                    ----------------    ----------------    ----------------    ----------------
  Total increase (decrease) in net assets                 (8,671,453)         (4,539,477)          1,931,426           3,134,621

NET ASSETS:
  Beginning of period                                     55,510,074          60,049,551           4,281,268           1,146,647
                                                    ----------------    ----------------    ----------------    ----------------
  End of period
                                                    $     46,838,621    $     55,510,074    $      6,212,694    $      4,281,268
                                                    ================    ================    ================    ================

----------------------------------------------------------------------------------------------------------------------------------
                                                    ULTRA SERIES DIVERSIFIED INCOME FUND,   ULTRA SERIES DIVERSIFIED INCOME FUND,
                                                             CLASS I, SUBACCOUNT                     CLASS II, SUBACCOUNT
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    DECEMBER 31, 2011   DECEMBER 31, 2010   DECEMBER 31, 2011   DECEMBER 31, 2010
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $      2,966,161    $      4,239,694    $        453,805    $        557,118
  Net realized gain (loss) on investments                   (788,426)         (4,612,204)            187,709             109,365
  Net change in unrealized appreciation or
   (depreciation) on investments                           9,488,450          20,551,848             975,165             791,721
                                                    ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets from
    operations                                            11,666,185          20,179,338           1,616,679           1,458,204
                                                    ----------------    ----------------    ----------------    ----------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners                   3,114,732           2,497,446           5,097,166           9,854,238
  Transfers between subaccounts (including fixed
   accounts), net                                           (887,015)         (7,670,034)          3,004,157           5,358,880
  Payment for contract benefits and terminations         (27,183,114)        (35,738,585)         (1,429,082)           (583,928)
  Contract charges and fees                                 (262,997)           (353,216)           (214,634)            (57,004)
  Adjustments to net assets allocated to contracts
   in payout period                                            4,428              10,855                   -                   -
                                                    ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets
    from contract transactions                           (25,213,966)        (41,253,534)          6,457,607          14,572,186
                                                    ----------------    ----------------    ----------------    ----------------
  Total increase (decrease) in net assets                (13,547,781)        (21,074,196)          8,074,286          16,030,390

NET ASSETS:
  Beginning of period                                    193,476,326         214,550,522          22,284,417           6,254,027
                                                    ----------------    ----------------    ----------------    ----------------
  End of period
                                                    $    179,928,545    $    193,476,326    $     30,358,703    $     22,284,417
                                                    ================    ================    ================    ================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
             STATEMENT OF CHANGES IN NET ASSETS FOR THE YEARS ENDED
                     DECEMBER 31, 2011 AND 2010 (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                     ULTRA SERIES LARGE CAP VALUE FUND,      ULTRA SERIES LARGE CAP VALUE FUND,
                                                             CLASS I, SUBACCOUNT                     CLASS II, SUBACCOUNT
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    DECEMBER 31, 2011   DECEMBER 31, 2010   DECEMBER 31, 2011   DECEMBER 31, 2010
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $      1,044,905    $        973,869    $         34,958    $         36,906
  Net realized gain (loss) on investments                 (6,305,432)        (11,629,388)             67,132               5,432
  Net change in unrealized appreciation or
   (depreciation) on investments                          15,041,652          22,151,472             198,441             305,246
                                                    ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets from
    operations                                             9,781,125          11,495,953             300,531             347,584
                                                    ----------------    ----------------    ----------------    ----------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners                   1,856,249           1,760,041             277,137           1,286,412
  Transfers between subaccounts (including fixed
   accounts), net                                         (9,288,510)         (9,790,439)             42,186           1,369,071
  Payment for contract benefits and terminations         (28,113,025)        (30,614,480)           (227,327)           (177,556)
  Contract charges and fees                                 (291,115)           (371,983)            (43,780)            (26,801)
  Adjustments to net assets allocated to contracts
   in payout period                                           12,597               4,190                   -                   -
                                                    ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets
    from contract transactions                           (35,823,804)        (39,012,671)             48,216           2,451,126
                                                    ----------------    ----------------    ----------------    ----------------
  Total increase (decrease) in net assets                (26,042,679)        (27,516,718)            348,747           2,798,710

NET ASSETS:
  Beginning of period                                    178,892,289         206,409,007           5,347,802           2,549,092
                                                    ----------------    ----------------    ----------------    ----------------
  End of period
                                                    $    152,849,610    $    178,892,289    $      5,696,549    $      5,347,802
                                                    ================    ================    ================    ================

----------------------------------------------------------------------------------------------------------------------------------
                                                     ULTRA SERIES LARGE CAP GROWTH FUND,     ULTRA SERIES LARGE CAP GROWTH FUND,
                                                             CLASS I, SUBACCOUNT                     CLASS II, SUBACCOUNT
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    DECEMBER 31, 2011   DECEMBER 31, 2010   DECEMBER 31, 2011   DECEMBER 31, 2010
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $     (1,224,178)   $       (941,235)   $       (317,902)   $        (75,532)
  Net realized gain (loss) on investments                  4,058,073           1,348,482              82,719               6,284
  Net change in unrealized appreciation or
   (depreciation) on investments                          (5,350,235)         12,301,731            (708,231)          1,961,804
                                                    ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets from
    operations                                            (2,516,340)         12,708,978            (943,414)          1,892,556
                                                    ----------------    ----------------    ----------------    ----------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners                   1,424,515           1,329,748           5,421,026           8,445,712
  Transfers between subaccounts (including fixed
   accounts), net                                         (6,736,067)         (4,737,222)          4,013,354           5,043,824
  Payment for contract benefits and terminations         (16,236,092)        (20,236,166)         (1,462,742)           (533,533)
  Contract charges and fees                                 (209,167)           (253,718)           (219,394)            (65,498)
  Adjustments to net assets allocated to contracts
   in payout period                                            2,486                (456)                  -                   -
                                                    ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets
    from contract transactions                           (21,754,325)        (23,897,814)          7,752,244          12,890,505
                                                    ----------------    ----------------    ----------------    ----------------
  Total increase (decrease) in net assets                (24,270,665)        (11,188,836)          6,808,830          14,783,061

NET ASSETS:
  Beginning of period                                    128,267,875         139,456,711          20,779,483           5,996,422
                                                    ----------------    ----------------    ----------------    ----------------
  End of period
                                                    $    103,997,210    $    128,267,875    $     27,588,313    $     20,779,483
                                                    ================    ================    ================    ================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
             STATEMENT OF CHANGES IN NET ASSETS FOR THE YEARS ENDED
                     DECEMBER 31, 2011 AND 2010 (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                          ULTRA SERIES MID CAP FUND,              ULTRA SERIES MID CAP FUND,
                                                             CLASS I, SUBACCOUNT                     CLASS II, SUBACCOUNT
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    DECEMBER 31, 2011   DECEMBER 31, 2010   DECEMBER 31, 2011   DECEMBER 31, 2010
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $     (1,297,724)   $     (1,157,117)   $       (169,991)   $        (85,489)
  Net realized gain (loss) on investments                    896,686         (17,890,657)            157,222             356,915
  Net change in unrealized appreciation or
   (depreciation) on investments                           4,380,148          40,778,606             328,589           1,351,844
                                                    ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets from
    operations                                             3,979,110          21,730,832             315,820           1,623,270
                                                    ----------------    ----------------    ----------------    ----------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners                   1,524,251           1,159,152           1,348,858           3,464,127
  Transfers between subaccounts (including fixed
   accounts), net                                         (8,456,757)         71,030,664             410,616           5,507,360
  Payment for contract benefits and terminations         (17,742,126)        (22,512,542)           (630,440)           (346,599)
  Contract charges and fees                                 (219,920)           (280,575)           (113,243)            (52,973)
  Adjustments to net assets allocated to contracts
   in payout period                                            1,753                (824)                  -                   -
                                                    ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets
    from contract transactions                           (24,892,799)         49,395,875           1,015,791           8,571,915
                                                    ----------------    ----------------    ----------------    ----------------
  Total increase (decrease) in net assets                (20,913,689)         71,126,707           1,331,611          10,195,185

NET ASSETS:
  Beginning of period                                    128,951,863          57,825,156          11,938,039           1,742,854
                                                    ----------------    ----------------    ----------------    ----------------
  End of period
                                                    $    108,038,174    $    128,951,863    $  13,269,650.00    $     11,938,039
                                                    ================    ================    ================    ================

----------------------------------------------------------------------------------------------------------------------------------
                                                        ULTRA SERIES SMALL CAP FUND,            ULTRA SERIES SMALL CAP FUND,
                                                             CLASS I, SUBACCOUNT                     CLASS II, SUBACCOUNT
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    DECEMBER 31, 2011   DECEMBER 31, 2010   DECEMBER 31, 2011   DECEMBER 31, 2010
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $        (50,134)   $        (25,517)   $        (15,258)   $         (6,627)
  Net realized gain (loss) on investments                    348,409              85,769              54,275              10,638
  Net change in unrealized appreciation or
   (depreciation) on investments                            (395,905)            979,720             (51,823)            241,048
                                                    ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets from
    operations                                               (97,630)          1,039,972             (12,806)            245,059
                                                    ----------------    ----------------    ----------------    ----------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners                      97,699             147,856              76,073             321,259
  Transfers between subaccounts (including fixed
   accounts), net                                             34,898           1,181,000              14,626             248,642
  Payment for contract benefits and terminations            (795,178)           (382,317)            (51,439)            (38,644)
  Contract charges and fees                                  (13,846)            (13,756)            (11,370)             (6,571)
  Adjustments to net assets allocated to contracts
   in payout period                                                -                   -                   -                   -
                                                    ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets
    from contract transactions                              (676,427)            932,783              27,890             524,686
                                                    ----------------    ----------------    ----------------    ----------------
  Total increase (decrease) in net assets                   (774,057)          1,972,755              15,084             769,745

NET ASSETS:
  Beginning of period                                      5,443,447           3,470,692           1,385,455             615,710
                                                    ----------------    ----------------    ----------------    ----------------
  End of period
                                                    $      4,669,390    $      5,443,447    $      1,400,539    $      1,385,455
                                                    ================    ================    ================    ================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
             STATEMENT OF CHANGES IN NET ASSETS FOR THE YEARS ENDED
                     DECEMBER 31, 2011 AND 2010 (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                      ULTRA SERIES EQUITY INCOME FUND,         ULTRA SERIES INTERNATIONAL STOCK
                                                            CLASS II, SUBACCOUNT                  FUND, CLASS I, SUBACCOUNT
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    DECEMBER 31, 2011   DECEMBER 31, 2010   DECEMBER 31, 2011   DECEMBER 31, 2010
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $        (29,023)   $         (6,891)   $        284,112    $        819,719
  Net realized gain (loss) on investments                    248,541              40,427          (1,395,338)        (12,192,537)
  Net change in unrealized appreciation or
   (depreciation) on investments                            (235,404)             62,449          (3,677,340)         14,713,376
                                                    ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets from
    operations                                               (15,886)             95,985          (4,788,566)          3,340,558
                                                    ----------------    ----------------    ----------------    ----------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners                     406,780           1,292,334             775,903             787,105
  Transfers between subaccounts (including fixed
   accounts), net                                            455,428             322,312          (3,135,161)         15,593,805
  Payment for contract benefits and terminations            (106,986)            (21,878)         (9,356,364)         (9,846,129)
  Contract charges and fees                                  (21,068)               (212)           (143,145)           (166,878)
  Adjustments to net assets allocated to contracts
   in payout period                                                -                   -                 984                (589)
                                                    ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets
    from contract transactions                               734,154           1,592,556         (11,857,783)          6,367,314
                                                    ----------------    ----------------    ----------------    ----------------
  Total increase (decrease) in net assets                    718,268           1,688,541         (16,646,349)          9,707,872

NET ASSETS:
  Beginning of period                                      1,688,541                   -          65,327,471          55,619,599
                                                    ----------------    ----------------    ----------------    ----------------
  End of period
                                                    $      2,406,809    $      1,688,541    $     48,681,122    $     65,327,471
                                                    ================    ================    ================    ================

----------------------------------------------------------------------------------------------------------------------------------
                                                       ULTRA SERIES INTERNATIONAL STOCK          INVESCO GLOBAL REAL ESTATE
                                                         FUND, CLASS II, SUBACCOUNT                     FUND SUBACCOUNT
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    DECEMBER 31, 2011   DECEMBER 31, 2010   DECEMBER 31, 2011   DECEMBER 31, 2010
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $         85,417    $         76,241    $        242,997    $        281,051
  Net realized gain (loss) on investments                     41,842              30,412             108,349              48,915
  Net change in unrealized appreciation or
   (depreciation) on investments                          (1,697,773)            783,775          (1,141,977)            767,538
                                                    ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets from
    operations                                            (1,570,514)            890,428            (790,631)          1,097,504
                                                    ----------------    ----------------    ----------------    ----------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners                   2,548,399           4,691,419           1,103,811           1,770,810
  Transfers between subaccounts (including fixed
   accounts), net                                          2,155,279           4,111,340             791,412           1,442,114
  Payment for contract benefits and terminations            (819,932)           (373,361)           (736,872)           (351,995)
  Contract charges and fees                                 (132,998)            (50,855)            (68,216)            (34,455)
  Adjustments to net assets allocated to contracts
   in payout period                                                -                   -                  81                  66
                                                    ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets
    from contract transactions                             3,750,748           8,378,543           1,090,216           2,826,540
                                                    ----------------    ----------------    ----------------    ----------------
  Total increase (decrease) in net assets                  2,180,234           9,268,971             299,585           3,924,044

NET ASSETS:
  Beginning of period                                     13,227,281           3,958,310           8,623,309           4,699,265
                                                    ----------------    ----------------    ----------------    ----------------
  End of period
                                                    $     15,407,515    $     13,227,281    $      8,922,894    $      8,623,309
                                                    ================    ================    ================    ================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
             STATEMENT OF CHANGES IN NET ASSETS FOR THE YEARS ENDED
                     DECEMBER 31, 2011 AND 2010 (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                     INVESCO GOVERNMENT SECURITIES FUND        BLACKROCK GLOBAL ALLOCATION FUND
                                                                 SUBACCOUNT                              SUBACCOUNT
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    DECEMBER 31, 2011   DECEMBER 31, 2010   DECEMBER 31, 2011   DECEMBER 31, 2010
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $        324,191    $        200,013    $        520,838    $        136,607
  Net realized gain (loss) on investments                     12,977                 108           1,043,300             101,858
  Net change in unrealized appreciation or
   (depreciation) on investments                             992,636            (321,459)         (4,205,786)            567,473
                                                    ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets from
    operations                                             1,329,804            (121,338)         (2,641,648)            805,938
                                                    ----------------    ----------------    ----------------    ----------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners                   6,444,789           7,204,308          17,449,008          13,150,562
  Transfers between subaccounts (including fixed
   accounts), net                                          6,445,320           4,123,242          11,123,314           3,967,605
  Payment for contract benefits and terminations          (1,271,729)           (154,633)         (1,636,703)           (220,781)
  Contract charges and fees                                 (147,466)             (2,592)           (240,378)               (788)
  Adjustments to net assets allocated to contracts
   in payout period                                                -                   -                   -                   -
                                                    ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets
    from contract transactions                            11,470,914          11,170,325          26,695,241          16,896,598
                                                    ----------------    ----------------    ----------------    ----------------
  Total increase (decrease) in net assets                 12,800,718          11,048,987          24,053,593          17,702,536

NET ASSETS:
  Beginning of period                                     11,048,987                   -          17,702,536                   -
                                                    ----------------    ----------------    ----------------    ----------------
  End of period
                                                    $     23,849,705    $     11,048,987    $     41,756,129    $     17,702,536
                                                    ================    ================    ================    ================

----------------------------------------------------------------------------------------------------------------------------------
                                                     FRANKLIN HIGH INCOME SECURITIES FUND        FRANKLIN INCOME SECURITIES
                                                                 SUBACCOUNT                            FUND SUBACCOUNT
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    DECEMBER 31, 2011   DECEMBER 31, 2010   DECEMBER 31, 2011   DECEMBER 31, 2010
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $      1,253,093    $      1,110,916    $      1,001,658    $        750,847
  Net realized gain (loss) on investments                    326,603             146,374             205,057              85,076
  Net change in unrealized appreciation or
   (depreciation) on investments                            (818,488)          1,157,286          (1,112,022)            911,521
                                                    ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets from
    operations                                               761,208           2,414,576              94,693           1,747,444
                                                    ----------------    ----------------    ----------------    ----------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners                   1,709,264           4,557,876           2,396,546           3,663,872
  Transfers between subaccounts (including fixed
   accounts), net                                            968,600           5,115,811           1,249,365           4,391,744
  Payment for contract benefits and terminations          (2,076,749)         (1,154,524)         (1,613,095)         (1,029,747)
  Contract charges and fees                                 (193,689)           (117,990)           (102,104)            (64,469)
  Adjustments to net assets allocated to contracts
   in payout period                                                -                   -                  91                  84
                                                    ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets
    from contract transactions                               407,426           8,401,173           1,930,803           6,961,484
                                                    ----------------    ----------------    ----------------    ----------------
  Total increase (decrease) in net assets                  1,168,634          10,815,749           2,025,496           8,708,928

NET ASSETS:
  Beginning of period                                     25,893,512          15,077,763          20,153,866          11,444,938
                                                    ----------------    ----------------    ----------------    ----------------
  End of period
                                                    $     27,062,146    $     25,893,512    $     22,179,362    $     20,153,866
                                                    ================    ================    ================    ================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
             STATEMENT OF CHANGES IN NET ASSETS FOR THE YEARS ENDED
                     DECEMBER 31, 2011 AND 2010 (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                      FRANKLIN MUTUAL GLOBAL DISCOVERY           FRANKLIN DEVELOPING MARKETS
                                                         SECURITIES FUND SUBACCOUNT              SECURITIES FUND SUBACCOUNT
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    DECEMBER 31, 2011   DECEMBER 31, 2010   DECEMBER 31, 2011   DECEMBER 31, 2010
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $        101,239    $          2,519    $         (8,001)   $          3,681
  Net realized gain (loss) on investments                    337,829              33,594              64,455              76,509
  Net change in unrealized appreciation or
   (depreciation) on investments                          (1,005,403)            892,159            (382,413)            209,913
                                                    ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets from
    operations                                              (566,335)            928,272            (325,959)            290,103
                                                    ----------------    ----------------    ----------------    ----------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners                   1,038,202           1,950,454                   -                   -
  Transfers between subaccounts (including fixed
   accounts), net                                            753,507           2,206,446             (49,487)            (38,052)
  Payment for contract benefits and terminations            (993,441)           (526,569)           (160,578)           (315,556)
  Contract charges and fees                                  (68,096)            (42,308)             (1,450)             (1,567)
  Adjustments to net assets allocated to contracts
   in payout period                                               94                  87                   -                   -
                                                    ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets
    from contract transactions                               730,266           3,588,110            (211,515)           (355,175)
                                                    ----------------    ----------------    ----------------    ----------------
  Total increase (decrease) in net assets                    163,931           4,516,382            (537,474)            (65,072)

NET ASSETS:
  Beginning of period                                     11,087,463           6,571,081           2,084,411           2,149,483
                                                    ----------------    ----------------    ----------------    ----------------
  End of period
                                                    $     11,251,394    $     11,087,463    $      1,546,937    $      2,084,411
                                                    ================    ================    ================    ================

----------------------------------------------------------------------------------------------------------------------------------
                                                            MFS STRATEGIC INCOME                   OPPENHEIMER HIGH INCOME
                                                                 SUBACCOUNT                          FUND/VA SUBACCOUNT
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    DECEMBER 31, 2011   DECEMBER 31, 2010   DECEMBER 31, 2011   DECEMBER 31, 2010
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $         51,076    $         50,566    $         91,412    $         63,655
  Net realized gain (loss) on investments                      5,565              (1,358)           (787,864)         (1,088,429)
  Net change in unrealized appreciation or
   (depreciation) on investments                             (14,744)             69,656             665,458           1,179,338
                                                    ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets from
    operations                                                41,897             118,864             (30,994)            154,564
                                                    ----------------    ----------------    ----------------    ----------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners                           -                   -                   -                   -
  Transfers between subaccounts (including fixed
   accounts), net                                            (12,681)            (16,342)            (48,145)            (71,055)
  Payment for contract benefits and terminations            (219,598)           (153,454)           (189,244)           (222,420)
  Contract charges and fees                                     (875)             (1,115)               (879)             (1,180)
  Adjustments to net assets allocated to contracts
   in payout period                                               74                  62                 291                 194
                                                    ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets
    from contract transactions                              (233,080)           (170,849)           (237,977)           (294,461)
                                                    ----------------    ----------------    ----------------    ----------------
  Total increase (decrease) in net assets                   (191,183)            (51,985)           (268,971)           (139,897)

NET ASSETS:
  Beginning of period                                      1,390,850           1,442,835           1,207,727           1,347,624
                                                    ----------------    ----------------    ----------------    ----------------
  End of period
                                                    $      1,199,667    $      1,390,850    $        938,756    $      1,207,727
                                                    ================    ================    ================    ================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
             STATEMENT OF CHANGES IN NET ASSETS FOR THE YEARS ENDED
                     DECEMBER 31, 2011 AND 2010 (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                    OPPENHEIMER MAIN STREET SMALL- & MID-           OPPENHEIMER MAIN STREET
                                                           CAP FUND/VA SUBACCOUNT                     FUND/VA SUBACCOUNT
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    DECEMBER 31, 2011   DECEMBER 31, 2010   DECEMBER 31, 2011   DECEMBER 31, 2010
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $       (144,921)   $       (113,905)   $       (220,118)   $       (137,994)
  Net realized gain (loss) on investments                    518,474             164,743             749,815             157,458
  Net change in unrealized appreciation or
   (depreciation) on investments                          (1,006,056)          2,391,091          (1,071,457)          3,419,646
                                                    ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets from
    operations                                              (632,503)          2,441,929            (541,760)          3,439,110
                                                    ----------------    ----------------    ----------------    ----------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners                     929,466           2,161,010             610,335           3,559,501
  Transfers between subaccounts (including fixed
   accounts), net                                           (109,677)          2,146,105          (1,040,789)          8,152,251
  Payment for contract benefits and terminations          (1,061,465)           (669,780)         (1,900,545)         (1,380,227)
  Contract charges and fees                                 (107,215)            (65,524)           (199,460)           (130,288)
  Adjustments to net assets allocated to contracts
   in payout period                                                -                   -                   -                   -
                                                    ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets
    from contract transactions                              (348,891)          3,571,811          (2,530,459)         10,201,237
                                                    ----------------    ----------------    ----------------    ----------------
  Total increase (decrease) in net assets                   (981,394)          6,013,740          (3,072,219)         13,640,347

NET ASSETS:
  Beginning of period                                     14,827,545           8,813,805          30,209,956          16,569,609
                                                    ----------------    ----------------    ----------------    ----------------
  End of period
                                                    $     13,846,151    $     14,827,545    $     27,137,737    $     30,209,956
                                                    ================    ================    ================    ================

----------------------------------------------------------------------------------------------------------------------------------
                                                      OPPENHEIMER INTERNATIONAL GROWTH       PIMCO COMMODITY REALRETURN STRATEGY
                                                              FUND/VA SUBACCOUNT                    PORTFOLIO SUBACCOUNT
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    DECEMBER 31, 2011   DECEMBER 31, 2010   DECEMBER 31, 2011   DECEMBER 31, 2010
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $       (179,750)   $       (100,723)   $      1,991,001    $      1,423,597
  Net realized gain (loss) on investments                    522,191             143,760              72,007             195,284
  Net change in unrealized appreciation or
   (depreciation) on investments                          (3,001,388)          2,980,768          (3,467,223)          1,078,826
                                                    ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets from
    operations                                            (2,658,947)          3,023,805          (1,404,215)          2,697,707
                                                    ----------------    ----------------    ----------------    ----------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners                   2,335,068           4,846,753           1,980,935           2,814,762
  Transfers between subaccounts (including fixed
   accounts), net                                          1,546,469           5,132,621            (676,022)          2,939,595
  Payment for contract benefits and terminations          (1,901,177)         (1,106,210)         (1,212,242)           (518,967)
  Contract charges and fees                                 (201,082)           (110,945)           (105,013)            (52,228)
  Adjustments to net assets allocated to contracts
   in payout period                                                -                   -                   -                   -
                                                    ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets
    from contract transactions                             1,779,278           8,762,219             (12,342)          5,183,162
                                                    ----------------    ----------------    ----------------    ----------------
  Total increase (decrease) in net assets                   (879,669)         11,786,024          (1,416,557)          7,880,869

NET ASSETS:
  Beginning of period                                     26,614,040          14,828,016          15,282,113           7,401,244
                                                    ----------------    ----------------    ----------------    ----------------
  End of period                                     $     25,734,371    $     26,614,040    $     13,865,556    $     15,282,113
                                                    ================    ================    ================    ================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
             STATEMENT OF CHANGES IN NET ASSETS FOR THE YEARS ENDED
                     DECEMBER 31, 2011 AND 2010 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
                                                PIMCO TOTAL RETURN, ADVISOR CLASS,    PIMCO GLOBAL BOND PORTFOLIO, ADVISOR CLASS,
                                                            SUBACCOUNT                                 SUBACCOUNT
                                                  YEAR ENDED          YEAR ENDED             YEAR ENDED          YEAR ENDED
                                              DECEMBER 31, 2011    DECEMBER 31, 2010      DECEMBER 31, 2011    DECEMBER 31, 2010
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
  Net investment income (loss)                $       1,001,563    $         570,187      $         378,946    $         295,362
  Net realized gain (loss) on investments             1,347,658            2,389,175              1,018,803              741,415
  Net change in unrealized appreciation or
    (depreciation) on investments                      (673,103)              47,386                559,935            1,166,035
                                              -----------------    -----------------      -----------------    -----------------
     Net increase (decrease) in net
       assets from operations                         1,676,118            3,006,748              1,957,684            2,202,812
                                              -----------------    -----------------      -----------------    -----------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners              7,564,460           19,838,824              3,234,810            6,581,363
  Transfers between subaccounts
    (including fixed accounts), net                   9,607,048           19,136,082              2,508,039            7,041,073
  Payment for contract benefits
    and terminations                                 (6,848,179)          (4,655,107)            (2,552,284)          (1,349,428)
  Contract charges and fees                            (392,060)            (207,256)              (229,487)            (116,175)
  Adjustments to net assets allocated
    to contracts in payout period                             -                    -                      -                    -
                                              -----------------    -----------------      -----------------    -----------------
      Net increase (decrease) in net assets
        from contract transactions                    9,931,269           34,112,543              2,961,078           12,156,833
                                              -----------------    -----------------      -----------------    -----------------
  Total increase (decrease) in net assets            11,607,387           37,119,291              4,918,762           14,359,645
NET ASSETS:
  Beginning of period                                72,676,601           35,557,310             29,495,387           15,135,742
                                              -----------------    -----------------      -----------------    -----------------
  End of period                               $      84,283,988    $      72,676,601      $      34,414,149    $      29,495,387
                                              =================    =================      =================    =================

---------------------------------------------------------------------------------------------------------------------------------
                                            T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO   VAN KAMPEN GROWTH AND INCOME PORTFOLIO,
                                                            SUBACCOUNT                          CLASS II SHARES, SUBACCOUNT
                                                YEAR ENDED              YEAR ENDED             YEAR ENDED          YEAR ENDED
                                            DECEMBER 31, 2011         DECEMBER 31, 2010   DECEMBER 31, 2011     DECEMBER 31, 2010
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET                  $           5,047         $         (50,496)  $        (140,571)   $        (458,113)
  ASSETS FROM OPERATIONS:                              12,147                  (110,027)            493,820              207,619
  Net investment income (loss)
  Net realized gain (loss) on investments          (1,296,073)                1,309,522          (2,588,545)           4,838,117
                                            -----------------         -----------------   -----------------    -----------------
  Net change in unrealized appreciation or
    (depreciation) on investments                  (1,278,879)                1,148,999          (2,235,296)           4,587,623
                                            -----------------         -----------------   -----------------    -----------------

     Net increase (decrease) in net
       assets from operations                               -                         -           5,247,391           10,573,353
CONTRACT TRANSACTIONS:
  Payments received from contract owners
  Transfers between subaccounts
    (including fixed accounts), net                  (290,640)                 (331,922)          4,640,429           11,172,880
  Payment for contract benefits
    and terminations                                 (970,919)               (1,253,145)         (3,606,656)          (1,953,990)
  Contract charges and fees                            (6,588)                   (8,978)           (414,328)            (213,948)
  Adjustments to net assets allocated
    to contracts in payout period                         296                      (134)                 88                   79
                                            -----------------         -----------------   -----------------    -----------------

      Net increase (decrease) in net assets
        from contract transactions                 (1,267,851)               (1,594,179)          5,866,924           19,578,374
                                            -----------------         -----------------   -----------------    -----------------
  Total increase (decrease) in net assets          (2,546,730)                 (445,180)          3,631,628           24,165,997
NET ASSETS:
  Beginning of period                              10,078,712                10,523,892          50,019,485           25,853,488
                                            -----------------         -----------------   -----------------    -----------------
  End of period                             $       7,531,982         $      10,078,712   $      53,651,113    $      50,019,485
                                            =================         =================   =================    =================

                 See accompanying notes to financial statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
             STATEMENT OF CHANGES IN NET ASSETS FOR THE YEARS ENDED
                     DECEMBER 31, 2011 AND 2010 (CONTINUED)

---------------------------------------------------------------------------------------------------
                                                            VAN KAMPEN MID CAP GROWTH PORTFOLIO,
                                                                CLASS II SHARES, SUBACCOUNT
                                                            YEAR ENDED               YEAR ENDED
                                                        DECEMBER 31, 2011        DECEMBER 31, 2010
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                          $        (194,187)       $        (161,242)
  Net realized gain (loss) on investments                         732,646                  262,168
  Net change in unrealized appreciation or
    (depreciation) on investments                              (2,073,486)               2,845,228
                                                        -----------------        -----------------
    Net increase (decrease) in net assets from
      operations                                               (1,535,027)               2,946,154
                                                        -----------------        -----------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners                          712,319                1,688,904
  Transfers between subaccounts (including fixed
    accounts), net                                               (679,111)               1,657,513
  Payment for contract benefits and terminations                 (945,778)                (692,978)
  Contract charges and fees                                       (95,604)                 (64,642)
  Adjustments to net assets allocated to contracts in
    payout period                                                       -                        -
                                                        -----------------        -----------------
    Net increase (decrease) in net assets
      from contract transactions                               (1,008,174)               2,588,797
                                                        -----------------        -----------------
  Total increase (decrease) in net assets                      (2,543,201)               5,534,951
NET ASSETS:
  Beginning of period                                          14,897,079                9,362,128
                                                        =================        =================
  End of period                                         $      12,353,878        $      14,897,079
                                                        =================        =================

                 See accompanying notes to financial statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
(1) ORGANIZATION

    The CUNA Mutual Variable Annuity Account (the Variable Account) is a unit investment trust organized under the laws of the state of Iowa and registered with the Securities Exchange Commission (SEC) under the Investment Company Act of 1940, as amended. The Variable Account was established as a separate account of CUNA Mutual Insurance Society (CMIS or the Company), a mutual life insurance company, to receive and invest net premiums paid by the contract owners to CMIS under four variable annuity contracts issued by CMIS: MEMBERS Variable Annuity (VA), MEMBERS Variable Annuity II (VA II), MEMBERS Choice Variable Annuity (VA Choice) and MEMBERS Variable Annuity III (VA III).

    The accompanying financial statements include only the contract owner deposits applicable to the variable portions of the contracts and exclude deposits for fixed dollar benefits, which are included in the general account of the Company.

    The Variable Account is divided into a number of subaccounts from which the contract owner makes elections as to which subaccounts to participate in. The Variable Account may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of an underlying open-end management investment company. Those funds include certain funds within the Ultra Series Fund (fourteen funds, thirteen Class I and Class II and one Class I only), AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (four funds, see below), BlackRock Variable Series Funds, Inc., Franklin Templeton Variable Insurance Products Trust (four funds), MFS(R) Variable Insurance TrustSM, Oppenheimer Variable Account Funds (four funds), PIMCO Variable Insurance Trust (three funds), T. Rowe Price International Series, Inc. (one fund). Each is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC. Each of the investment companies also has other funds in which the Variable Account does not invest. These fund companies may, in the future, create additional funds or classes in which the Variable Account may or may not invest.

    The net investment income and realized and unrealized gains and losses from the assets for each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

    Madison Asset Management, LLC, with which the Company has an alliance, serves as the investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. The Company receives a percentage of the advisory fees charged by the alliance.

    Invesco Advisors, Inc. serves as the investment adviser to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Invesco Asset Management Limited serves as sub-adviser for Invesco V.I. Global Real Estate Fund. Effective as of June 1, 2010, the Van Kampen Growth and Income and Van Kampen Mid Cap Growth Subaccounts reorganized into Invesco Van Kampen V.I. Growth and Income and Invesco Van Kampen V.I. Mid Cap Growth Subaccounts, respectively, and are managed by Invesco Advisors, Inc. All of the assets are managed in accordance with general policies and guidelines established by the board of the AIM Variable Insurance Funds.

    BlackRock Advisers, LLC serves as the investment adviser to the BlackRock Variable Series Funds, Inc. and each manages its assets in accordance with general policies and guidelines established by the board of the BlackRock Variable Series Funds, Inc.

    Franklin Advisors, Inc. and Franklin Mutual Advisers LLC serve as investment advisers to the Franklin Templeton Variable Insurance Products Trust and each manages its assets in accordance with general policies and guidelines established by the board of the Franklin Templeton Variable Insurance Products Trust.

    Massachusetts Financial Services Company serves as the investment adviser to the MFS(R) Variable

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

    Insurance Trust(SM) and manages its assets in accordance with general policies and guidelines established by the board of MFS(R) Variable Insurance Trust(SM).

    Oppenheimer Funds, Inc. serves as the investment adviser to the Oppenheimer Variable Account Funds and the Panorama Series Funds, Inc., and manages their assets in accordance with general policies and guidelines established by the board of the Oppenheimer Variable Account Funds or the Panorama Series Funds, Inc., as applicable.

    Pacific Investment Management Company LLC serves as the investment adviser to the PIMCO Variable Insurance Trust and manages its assets in accordance with general policies and guidelines established by the board of the PIMCO Variable Insurance Trust.

    T. Rowe Price International, Inc. serves as the investment adviser to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of T. Rowe Price International Series, Inc.

    Each of these investment advisors may have retained one or more investment sub-advisors to manage some or a fund's entire portfolio.

    Fund Mergers

    Effective as of May 1, 2010, as a result of the merger of certain funds, the Ultra Series Mid Cap Growth Class I, Ultra Series Small Cap Growth Class I and the Ultra Series Global Securities Class I Subaccounts merged into the Ultra Series Mid Cap Value Class I, Ultra Series Small Cap Value Class I and the Ultra Series International Stock Class I Subaccounts, respectively. Subsequently, the Ultra Series Mid Cap Value and the Ultra Series Small Cap Value Subaccounts changed their names to the Ultra Series Mid Cap and the Ultra Series Small Cap Subaccounts, respectively.

    The merger was effected by redeeming the units of the replaced funds, transferring the assets of the replaced funds to the respective surviving merged funds, and in exchange issuing additional units of the surviving merged fund in accordance with the conversion ratios shown below:

-------------------------------------------------------------------------------------------------------
Ultra Series Funds                     VA        VAII      VA Choice    VA III     VA III-L    VA III-B
-------------------------------------------------------------------------------------------------------
Mid Cap, Class I                    0.769163   0.474293    0.474293    1.029208    0.985583    0.982316
Mid Cap, Class II                   0.000000   0.000000    0.000000    1.015611    0.989852    1.013824
Small Cap, Class I                  0.709285   0.697131    0.697131    0.661164    0.754363    0.736182
Small Cap, Class II                 0.000000   0.000000    0.000000    0.813222    0.673104    0.720364
International Stock, Class I        0.892094   0.859767    0.859767    0.816976    0.953243    0.948171
International Stock, Class II       0.000000   0.000000    0.000000    1.008244    1.022973    1.028824
-------------------------------------------------------------------------------------------------------

    At May 1, 2010 the net assets of the Ultra Series Mid Cap Growth Class I, Ultra Series Mid Cap Growth Class II, Ultra Series Small Cap Growth Class I, Ultra Series Small Cap Growth Class II, Ultra Series Global Securities Class I and the Ultra Series Global Securities Class II Subaccounts were $80,980,974, $4,807,801, $1,335,773, $7,070, $17,081,509 and $1,013,664,
    respectively. Such amounts are included in the Payments Received from contract owner in the accompanying Statement of Changes in Net Assets of the Ultra Series Mid Cap, Ultra Series Small Cap, and Ultra Series International Stock Class I Subaccounts, respectively. Accordingly, the operating performance of the replaced funds prior to May 1, 2010 are not included in the accompanying Statements of Operations. The number of units redeemed as part of the merger of the Ultra Series Mid Cap Growth Class I, Ultra Series Mid Cap Growth Class II, Ultra Series Small Cap Growth Class I, Ultra Series Small Cap Growth Class II, Ultra Series Global Securities Class I and the Ultra Series Global Securities Class II Subaccounts were 6,313,595; 202,419; 198,542; 579; 1,530,001; and 79,151, respectively.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

    The net assets of the surviving merged subaccount prior to and after the merger and the units issued by the surviving subaccount to the contract owners of the replaced subaccounts were as follows:

---------------------------------------------------------------------------------------------------------
                                        Prior net assets           Combined net assets
Ultra Series Funds                effective as of May 1, 2010  effective as of May 1, 2010   Units issued
---------------------------------------------------------------------------------------------------------
Mid Cap, Class I                                  $80,980,974                 $138,935,912      4,086,195
Mid Cap, Class II                                   4,807,801                    7,651,012        205,525
Small Cap, Class I                                  1,335,773                    5,144,615        135,738
Small Cap, Class II                                     7,070                      997,842            471
International Stock, Class I                       17,081,509                   69,078,295      1,289,778
International Stock, Class II                       1,013,664                    6,840,729         79,851
-------------------------------------------------------------------------------------------------------------

(2) SIGNIFICANT ACCOUNTING POLICIES

    Investment Valuation

    Investments in shares of the funds are stated at fair value of the funds, which is the net asset value per share as determined by the funds as of the end of the year. Transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using cost calculated on an average cost basis. Income from dividends and gains from realized gain distributions from each fund are recorded on the ex-dividend date and are reinvested in that fund.

    Federal Income Taxes

    The operations of the Variable Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under current provisions of the IRC, the Company does not expect to incur federal income taxes on recorded earnings or the realized capital gains attributed to the Variable Account to the extent these earnings are credited to the contracts. Accordingly, no charge for income tax is currently recorded. If such taxes are incurred by the Company in the future, a charge to the Variable Account may be assessed.

    Annuity Reserves

    Annuity reserves, which are included in contracts in annuitization period in the Statement of Assets and Liabilities, are computed for contracts in the payout stage according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 3.5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater than expected longevity of annuitants. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

    Use of Estimates

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(3) FEES AND CHARGES

    Contract Charges

    SURRENDER CHARGE. A surrender charge is assessed against a contract owner's account upon surrender or partial withdrawal of purchase payments within the first 7 years of the contract and, in certain circumstances, upon payment of a death benefit or the election of certain annuity payment options.

    For purchase payments withdrawn or surrendered within the first year of the contract, the charge is 7% to 9% of the amount of the payment withdrawn or surrendered depending on the product version chosen. The surrender charge decreases by 1% for each full year that has elapsed since the purchase payment was recorded. No surrender charge is assessed upon the withdrawal or surrender of the contract value in excess of aggregate purchase payments or on purchase payments made more than 7 years prior to the withdrawal or surrender. No surrender charge is assessed on purchase payments made more than 4 years prior to the withdrawal or surrender for the L-Share option of the MEMBERS Variable Annuity III product.

    Subject to certain restrictions in each contract year, an amount equal to 10% of aggregate purchase payments subject to a surrender charge (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. The surrender charge also may be waived in certain circumstances as provided in the contracts. These charges are included in contract charges and fees on the accompanying Statement of Changes in Net Assets of the applicable subaccount.

    ANNUAL CONTRACT FEE. On each contract anniversary prior to the annuity date, the Company deducts an annual contract fee of $30 from the contract owner's account. After the annuity date, the Company deducts this fee from variable annuity payments. A pro-rated portion of the fee is deducted upon annuitization of a contract except on a contract anniversary when the full fee is deducted. The Company currently waives this fee for contracts with $25,000 or more of contract value. The contract fee is waived for contracts with $50,000 or more of contract value for the MEMBERS Variable Annuity III product. These fees are included in contract charges and fees in the accompanying Statement of Changes in Net Assets of the applicable subaccount.

    DEATH BENEFIT RIDER CHARGES. Optional death benefit riders are available on MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity contracts. The Maximum Anniversary Value Death Benefit and 5% Annual Guarantee Death Benefit Riders are available for issue ages 0 to 75. The Minimum Death Benefit Guarantee Rider is available for issue ages 76 to 85.

    On each contract anniversary (or upon surrender of the contract) prior to the annuity date, the Company deducts rider fees from the contract value. The annual charge for each of these riders ranges from 0.15% to 0.20% of average assets during the prior contract year. These expenses are included in contract charges and fees in the accompanying Statement of Changes in Net Assets of the applicable subaccount.

    Optional death benefit riders are also available on MEMBERS Variable Annuity III contracts. The Maximum Anniversary Value Death Benefit, 3% Annual Guarantee Death Benefit and Earnings Enhanced Death Benefit Riders are available for issue ages 0 to 75. On each contract anniversary (or upon surrender of the contract) prior to the annuity date, the Company deducts the applicable rider fees from the contract value. The annual charge for each of these riders ranges from 0.15% to 0.35% of average assets during the prior contract year. These charges are included in contract charges and fees in the accompanying Statement of Changes in Net Assets of the applicable subaccount.

    LIVING BENEFIT RIDERS. Optional living benefit riders, such as Guaranteed Minimum Withdrawal Benefit, Guaranteed Lifetime Withdrawal Benefit, and Guaranteed Minimum Accumulation Benefit are available. Charges for these benefits range from 0.50% to 1.05%. Generally, prior to November 24, 2008, subject to state availability, this charge is assessed on the average monthly contract value

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

    for the prior contract year. After this date, the charge is assessed on the average benefit basis for the prior contract year. These charges are included in contract charges and fees in the accompanying Statement of Changes in Net Assets of the applicable subaccount.

    TRANSFER FEE. No charge is generally made for transfers between subaccounts. However, the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a contract year. These charges are included in contract charges and fees in the accompanying Statement of Changes in Net Assets of the applicable subaccount.

    PREMIUM TAXES. If state or other premium taxes are applicable to a contract, they will be deducted either: (a) from purchase payments as they are received, (b) from contract value upon surrender or partial withdrawal,
    (c) upon application of adjusted contract value to an annuity payment option, or (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes. These charges are included in contract charges and fees in the accompanying Statement of Changes in Net Assets of the applicable subaccount.

    Variable Account Charges

    MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the assets of the Variable Account at an annual rate of 1.15% to 1.65%. These charges are included in the Mortality and Expense Charges in the accompanying Statement of Operations of the applicable subaccount.

    ADMINISTRATIVE CHARGE. The Company deducts a daily administrative charge to compensate it for certain expenses it incurs in administration of MEMBERS Variable Annuity and MEMBERS Variable Annuity III contracts. The charge is deducted from the assets of the Variable Account at an annual rate of 0.15%. These charges are included in the Administrative Charges in the accompanying Statement of Operations of the applicable subaccount.

(4) FAIR VALUE MEASUREMENT

    The Account has established a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value of assets and liabilities into three broad levels. The Account has categorized its financial instruments, based on the degree of subjectivity inherent in the valuation technique, as follows:

      o Level 1: Inputs are directly observable and represent quoted prices for identical assets or liabilities in active markets the Variable Account has the ability to access at the measurement date.

      o Level 2: All significant inputs are observable, either directly or indirectly, other than quoted prices included in Level 1, for the asset or liability. This includes: (i) quoted prices for similar instruments in active markets, (ii) quoted prices for identical or similar instruments in markets that are not active, (iii) inputs other than quoted prices that are observable for the instruments and (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means based on the best information available.

      o Level 3: One or more significant inputs are unobservable inputs reflecting the Variable Account's estimates of the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.

    The hierarchy requires the use of market observable information when available for assessing fair value. The following table summarizes the Variable Account's assets that are measured at fair value on a recurring basis as of December 31, 2011. All of the Variable Account's assets consist of level 2

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

    mutual funds that have daily quoted net asset values at which the Variable Account could transact.

--------------------------------------------------------------------------------
Assets, at fair value                           Level 2             Total
--------------------------------------------------------------------------------
Investments in funds                      $   1,804,787,642   $   1,804,787,642
--------------------------------------------------------------------------------
    Total assets                          $   1,804,787,642   $   1,804,787,642
================================================================================

    There were no level 3 investments in the Variable Account; therefore, Level 3 roll-forward tables have not been provided. There were no transfers between levels during the year ended December 31, 2011.

(5) PURCHASE AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments in the various subaccounts for the year ended December 31, 2011 were as follows:

--------------------------------------------------------------------------------------------
                                                                PURCHASES          SALES
--------------------------------------------------------------------------------------------
Ultra Series Conservative Allocation Fund, Class I          $    13,740,402   $   31,337,716
Ultra Series Conservative Allocation Fund, Class II              11,415,219        3,283,581
Ultra Series Moderate Allocation Fund, Class I                    9,468,917       26,650,649
Ultra Series Moderate Allocation Fund, Class II                   7,639,818        3,072,470
Ultra Series Aggressive Allocation Fund, Class I                  3,595,907        4,746,302
Ultra Series Aggressive Allocation Fund, Class II                   495,867           97,709
Ultra Series Money Market Fund, Class I                          23,435,024       30,869,256
Ultra Series Money Market Fund, Class II                          2,274,484        1,873,284
Ultra Series Bond Fund, Class I                                  19,727,017       43,347,229
Ultra Series Bond Fund, Class I                                   3,262,267        1,605,616
Ultra Series Foundation Fund, Class I                                44,175              902
Ultra Series Foundation Fund, Class II                           12,303,452        1,104,651
Ultra Series High Income Fund, Class I                            4,751,409       12,636,047
Ultra Series High Income Fund, Class II                           2,366,877          245,818
Ultra Series Diversified Income Fund, Class I                    10,655,212       33,105,591
Ultra Series Diversified Income Fund, Class I                    10,008,208        3,120,235
Ultra Series Large Cap Value Fund, Class I                        4,579,506       39,546,598
Ultra Series Large Cap Value Fund, Class II                         659,235          581,873
Ultra Series Large Cap Growth Fund, Class I                       5,623,198       28,737,589
Ultra Series Large Cap Growth Fund, Class II                      8,512,881        1,099,835
Ultra Series Mid Cap Fund, Class I                                4,341,152       30,665,341
Ultra Series Mid Cap Fund, Class II                               1,841,612        1,008,397
Ultra Series Small Cap Fund, Class I                              1,391,216        2,123,392
Ultra Series Small Cap Fund, Class II                               294,440          283,320
Ultra Series Equity Income Fund, Class II                         1,064,590          112,741
Ultra Series International Stock Fund, Class I                    3,375,122       15,016,298
Ultra Series International Stock Fund, Class II                   4,457,364          634,959
Invesco Global Real Estate Fund                                   2,353,230        1,029,078
Invesco Government Securities Fund                               13,102,529        1,317,847
BlackRock Global Allocation Fund                                 29,832,659        1,574,658
Franklin High Income Securities Fund                              4,637,639        3,005,384
Franklin Income Securities Fund                                   6,090,718        3,179,481
Franklin Mutual Global Discovery Securities Fund                  2,509,045        1,438,566
Franklin Developing Markets Securities Fund                          15,608          237,518
MFS Strategic Income                                                 68,984          252,591
Oppenheimer High Income Fund/VA                                     105,618          253,576
Oppenheimer Main Street Small- & Mid- Cap Fund/VA                 2,270,307        2,780,288
Oppenheimer Main Street Fund/VA                                   2,278,181        5,061,281
Oppenheimer International Growth Fund/VA                          4,764,590        3,193,576
PIMCO Commodity RealReturn Strategy Portfolio                     5,845,922        3,883,109
PIMCO Total Return, Advisor Class                                22,059,213        9,983,065
PIMCO Global Bond Portfolio, Advisor Class                        7,380,067        3,306,071
T. Rowe Price International Stock Portfolio                         131,415        1,405,804
Van Kampen Growth and Income Portfolio, Class II Shares           9,330,593        3,657,290
Van Kampen Mid Cap Growth Portfolio, Class II Shares              1,549,939        2,768,765

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(6) CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the years ended December 31, 2011 and 2010 were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                             ULTRA SERIES        ULTRA SERIES                                                     ULTRA SERIES
                             CONSERVATIVE        CONSERVATIVE     ULTRA SERIES MODERATE ULTRA SERIES MODERATE      AGGRESSIVE
                           ALLOCATION FUND,    ALLOCATION FUND,      ALLOCATION FUND,      ALLOCATION FUND,     ALLOCATION FUND,
                         CLASS I, SUBACCOUNT CLASS II, SUBACCOUNT  CLASS I, SUBACCOUNT   CLASS II, SUBACCOUNT CLASS I, SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
UNITS OUTSTANDING
 AT DECEMBER 31, 2009             12,691,712            1,125,863            22,204,673             1,032,549           2,358,601
 Units issued                      4,284,330            2,961,909             5,194,786             2,144,216             795,380
 Units redeemed                   (4,674,960)          (1,171,206)           (7,215,159)             (695,770)           (862,744)
                         --------------------------------------------------------------------------------------------------------
UNITS OUTSTANDING
 AT DECEMBER 31, 2010             12,301,082            2,916,566            20,184,300             2,480,995           2,291,237
 Units issued                      3,514,644            2,366,110             3,956,693             1,485,642             621,987
 Units redeemed                   (5,420,032)          (1,774,623)           (6,014,302)           (1,171,516)           (769,827)
                         --------------------------------------------------------------------------------------------------------
UNITS OUTSTANDING
 AT DECEMBER 31, 2011             10,395,694            3,508,053            18,126,691             2,795,121           2,143,397
                         ========================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
                              ULTRA SERIES
                         AGGRESSIVE ALLOCATION   ULTRA SERIES MONEY    ULTRA SERIES MONEY    ULTRA SERIES BOND  ULTRA SERIES BOND
                            FUND, CLASS II,          MARKET FUND,          MARKET FUND,        FUND, CLASS I,    FUND, CLASS II,
                              SUBACCOUNT         CLASS I, SUBACCOUNT   CLASS II, SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
UNITS OUTSTANDING
 AT DECEMBER 31, 2009                   42,691             6,943,534                 18,736         15,783,066            928,236
 Units issued                           66,900             3,216,788                133,986         10,780,854          2,398,649
 Units redeemed                           (985)           (4,999,275)               (93,546)       (13,065,027)        (1,296,344)
                         --------------------------------------------------------------------------------------------------------
UNITS OUTSTANDING
 AT DECEMBER 31, 2010                  108,606             5,161,047                 59,176         13,498,893          2,030,541
 Units issued                           37,110             3,062,725                222,359          9,913,359          2,114,299
 Units redeemed                         (8,714)           (3,638,483)              (179,815)       (11,790,897)        (2,012,177)
                         --------------------------------------------------------------------------------------------------------
UNITS OUTSTANDING
 AT DECEMBER 31, 2011                  137,002             4,585,289                101,720         11,621,355          2,132,663
                         ========================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
                           ULTRA SERIES      ULTRA SERIES                                                         ULTRA SERIES
                         FOUNDATION FUND,  FOUNDATION FUND,     ULTRA SERIES HIGH       ULTRA SERIES HIGH      DIVERSIFIED INCOME
                             CLASS I,         CLASS II,       INCOME FUND, CLASS I,   INCOME FUND, CLASS II,     FUND, CLASS I,
                          SUBACCOUNT ##     SUBACCOUNT ##          SUBACCOUNT               SUBACCOUNT             SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
UNITS OUTSTANDING
 AT DECEMBER 31, 2009                   -                 -               4,159,552                   98,548           16,312,915
 Units issued                       3,600         1,357,938               2,848,747                  375,759            6,168,604
 Units redeemed                         -           (25,232)             (3,499,645)                (139,090)          (9,185,960)
                         --------------------------------------------------------------------------------------------------------
UNITS OUTSTANDING
 AT DECEMBER 31, 2010               3,600         1,332,706               3,508,654                  335,217           13,295,559
 Units issued                       4,051         1,176,821               2,219,380                  521,477            5,275,175
 Units redeemed                         -          (141,263)             (2,843,234)                (385,710)          (6,905,636)
                         --------------------------------------------------------------------------------------------------------
UNITS OUTSTANDING
 AT DECEMBER 31, 2011               7,651         2,368,264               2,884,800                  470,984           11,665,098
                         ========================================================================================================

 ## This Subaccount began operations on May 1, 2009

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(6) CHANGES IN UNITS OUTSTANDING (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
                            ULTRA SERIES
                         DIVERSIFIED INCOME ULTRA SERIES LARGE   ULTRA SERIES LARGE   ULTRA SERIES LARGE CAP  ULTRA SERIES LARGE
                           FUND, CLASS II,    CAP VALUE FUND,      CAP VALUE FUND,     GROWTH FUND, CLASS I,    CAP GROWTH FUND,
                             SUBACCOUNT     CLASS I, SUBACCOUNT CLASS II, SUBACCOUNT        SUBACCOUNT       CLASS II, SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
UNITS OUTSTANDING
 AT DECEMBER 31, 2009               557,142          18,071,952              204,196              12,136,678              479,964
 Units issued                     1,498,344          12,520,755              475,751               8,487,504            1,696,907
 Units redeemed                    (254,178)        (16,028,904)            (276,839)            (10,558,233)            (665,390)
                         --------------------------------------------------------------------------------------------------------
UNITS OUTSTANDING
 AT DECEMBER 31, 2010             1,801,308          14,563,803              403,108              10,065,949            1,511,481
 Units issued                     1,053,145           9,412,577              415,923               6,806,627            2,304,609
 Units redeemed                    (542,184)        (12,462,554)            (412,431)             (8,663,575)          (1,748,762)
                         --------------------------------------------------------------------------------------------------------
UNITS OUTSTANDING
 AT DECEMBER 31, 2011             2,312,269          11,513,826              406,600               8,209,001            2,067,328
                         ========================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                              ULTRA SERIES EQUITY
                         ULTRA SERIES MID CAP   ULTRA SERIES MID CAP  ULTRA SERIES SMALL  ULTRA SERIES SMALL      INCOME FUND,
                            FUND, CLASS I,         FUND, CLASS II,    CAP FUND, CLASS I,  CAP FUND, CLASS II,      CLASS II,
                             SUBACCOUNT              SUBACCOUNT           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT ##
---------------------------------------------------------------------------------------------------------------------------------
UNITS OUTSTANDING
 AT DECEMBER 31, 2009                6,803,865               139,562             404,513               47,219                   -
 Units issued                       18,617,393             1,407,164             551,898               98,776             163,211
 Units redeemed                    (16,914,034)             (724,743)           (448,899)             (60,805)             (2,607)
                         --------------------------------------------------------------------------------------------------------
UNITS OUTSTANDING
 AT DECEMBER 31, 2010                8,507,224               821,983             507,512               85,190             160,604
 Units issued                        5,917,250               948,288             454,892              100,152             254,946
 Units redeemed                     (7,475,562)             (880,930)           (525,596)             (98,625)           (185,435)
                         --------------------------------------------------------------------------------------------------------
UNITS OUTSTANDING
 AT DECEMBER 31, 2011                6,948,912               889,341             436,808               86,717             230,115
                         ========================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
                             ULTRA SERIES          ULTRA SERIES
                         INTERNATIONAL STOCK   INTERNATIONAL STOCK   INVESCO GLOBAL REAL   INVESCO GOVERNMENT    BLACKROCK GLOBAL
                            FUND, CLASS I,        FUND, CLASS II,        ESTATE FUND         SECURITIES FUND     ALLOCATION FUND
                             SUBACCOUNT             SUBACCOUNT           SUBACCOUNT           SUBACCOUNT ##       SUBACCOUNT ##
---------------------------------------------------------------------------------------------------------------------------------
UNITS OUTSTANDING
 AT DECEMBER 31, 2009              4,046,090               302,630               675,794                    -                   -
 Units issued                      5,003,044             1,153,250             1,191,476            1,118,161           1,690,145
 Units redeemed                   (4,500,759)             (491,498)             (795,348)             (21,612)            (53,982)
                         --------------------------------------------------------------------------------------------------------
UNITS OUTSTANDING
 AT DECEMBER 31, 2010              4,548,375               964,382             1,071,922            1,096,549           1,636,163
 Units issued                      3,499,723             1,371,987             1,332,769            2,640,600           2,770,775
 Units redeemed                   (4,318,364)           (1,097,764)           (1,200,433)          (1,508,699)           (353,915)
                         --------------------------------------------------------------------------------------------------------
UNITS OUTSTANDING
 AT DECEMBER 31, 2011              3,729,734             1,238,605             1,204,258            2,228,450           4,053,023
                         ========================================================================================================

 ## This Subaccount began operations on May 1, 2009

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(6) CHANGES IN UNITS OUTSTANDING (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
                                                                     FRANKLIN MUTUAL
                         FRANKLIN HIGH INCOME    FRANKLIN INCOME     GLOBAL DISCOVERY    FRANKLIN DEVELOPING
                           SECURITIES FUND       SECURITIES FUND     SECURITIES FUND      MARKETS SECURITIES      MFS STRATEGIC
                             SUBACCOUNT            SUBACCOUNT          SUBACCOUNT           FUND SUBACCOUNT     INCOME SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
UNITS OUTSTANDING
 AT DECEMBER 31, 2009               1,440,480          1,235,737              734,515                154,647               82,310
 Units issued                       2,465,257          1,994,933            1,210,499                      -                    3
 Units redeemed                    (1,692,533)        (1,270,378)            (822,849)               (25,323)              (9,241)
                         --------------------------------------------------------------------------------------------------------
UNITS OUTSTANDING
 AT DECEMBER 31, 2010               2,213,204          1,960,292            1,122,165                129,324               73,072
 Units issued                       2,319,380          1,830,500            1,200,200                      -                    4
 Units redeemed                    (2,286,629)        (1,654,389)          (1,133,228)               (13,665)             (12,054)
                         --------------------------------------------------------------------------------------------------------
UNITS OUTSTANDING
 AT DECEMBER 31, 2011               2,245,955          2,136,403            1,189,137                115,659               61,022
                         ========================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
                                              OPPENHEIMER MAIN
                         OPPENHEIMER HIGH   STREET SMALL- & MID-   OPPENHEIMER MAIN       OPPENHEIMER          PIMCO COMMODITY
                          INCOME FUND/VA       CAP FUND/VA          STREET FUND/VA    INTERNATIONAL GROWTH   REALRETURN STRATEGY
                            SUBACCOUNT         SUBACCOUNT             SUBACCOUNT       FUND/VA SUBACCOUNT    PORTFOLIO SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
UNITS OUTSTANDING
 AT DECEMBER 31, 2009             358,827              1,012,021          2,058,545              1,844,046              1,129,470
 Units issued                         105              1,543,359          3,720,404              3,245,227              2,184,440
 Units redeemed                   (74,927)            (1,153,058)        (2,495,631)            (2,163,060)            (1,413,752)
                         --------------------------------------------------------------------------------------------------------
UNITS OUTSTANDING
 AT DECEMBER 31, 2010             284,005              1,402,322          3,283,318              2,926,213              1,900,158
 Units issued                         262              1,494,786          3,053,868              3,317,784              2,128,556
 Units redeemed                   (55,050)            (1,538,097)        (3,339,547)            (3,141,414)            (2,138,307)
                         --------------------------------------------------------------------------------------------------------
UNITS OUTSTANDING
 AT DECEMBER 31, 2011             229,217              1,359,011          2,997,639              3,102,583              1,890,407
                         ========================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
                                                                      T. ROWE PRICE      VAN KAMPEN GROWTH VAN   KAMPEN MID CAP
                         PIMCO TOTAL RETURN,   PIMCO GLOBAL BOND    INTERNATIONAL STOCK  AND INCOME PORTFOLIO,  GROWTH PORTFOLIO,
                            ADVISOR CLASS,      PORTFOLIO, ADVISOR       PORTFOLIO         CLASS II SHARES,      CLASS II SHARES,
                             SUBACCOUNT         CLASS, SUBACCOUNT      SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
UNITS OUTSTANDING
 AT DECEMBER 31, 2009              3,162,027             1,417,523              674,336              3,014,268          1,130,267
 Units issued                      6,174,579             2,816,530                   68              6,064,835          1,583,679
 Units redeemed                   (3,273,450)           (1,723,432)            (102,239)            (3,808,569)        (1,282,488)
                         --------------------------------------------------------------------------------------------------------
UNITS OUTSTANDING
 AT DECEMBER 31, 2010              6,063,156             2,510,621              572,165              5,270,534          1,431,458
 Units issued                      6,076,100             2,876,950                   17              6,430,844          1,404,597
 Units redeemed                   (5,255,548)           (2,624,757)             (74,770)            (5,840,154)        (1,510,426)
                         --------------------------------------------------------------------------------------------------------
UNITS OUTSTANDING
 AT DECEMBER 31, 2011              6,883,708             2,762,814              497,412              5,861,224          1,325,629
                         ========================================================================================================

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7) FINANCIAL HIGHLIGHTS

    The table below provides financial highlights for each subaccount for each of the periods. In certain instances fewer years are presented since the subaccount was not available for the entire five year period.

-------------------------------------------------------------------------------------------------------------------------------
                     AS OF DECEMBER 31,                                               FOR THE YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------
              UNITS      UNIT FAIR VALUE       NET ASSETS            INVESTMENT (1)   EXPENSE RATIO (2)      TOTAL RETURN (3)
             (000'S)    LOWEST TO HIGHEST        (000'S)              INCOME RATIO    LOWEST TO HIGHEST      LOWEST TO HIGHEST
-------------------------------------------------------------------------------------------------------------------------------
ULTRA SERIES CONSERVATIVE ALLOCATION FUND, CLASS I, SUBACCOUNT:
2011          10,396     $10.27 to $10.04       $ 108,614                    3.18%      1.15% to 1.80%        1.99% to 1.41%
2010          12,301       10.07 to 9.73          126,312                    3.99%      1.15% to 1.80%        7.13% to 6.46%
2009          12,692       9.40 to 9.14           121,850                    3.22%      1.15% to 1.80%       15.34% to 14.67%
2008          10,223       8.15 to 7.97            84,895                    3.44%      1.15% to 1.80%     (18.82%) to (19.30%)
2007           4,531     10.04* to 10.05*          46,304                    4.92%      1.15% to 1.80%        0.40%* to 0.50%*

ULTRA SERIES CONSERVATIVE ALLOCATION FUND, CLASS II:
2011           3,508     $12.35 to $11.75       $  43,196                    3.46%      1.30% to 1.80%        1.65% to 1.03%
2010           2,917      12.15 to 11.67           35,384                    5.13%      1.30% to 1.80%        6.67% to 6.19%
2009           1,126    11.39^^ to 10.99^^         12,816                    5.40%      1.30% to 1.80%      13.90%^^ to 9.90%^^

ULTRA SERIES MODERATE ALLOCATION FUND, CLASS I, SUBACCOUNT:
2011          18,127      $9.07 to $8.48        $ 170,653                    2.50%      1.15% to 1.80%        0.89% to 0.24%
2010          20,184       8.99 to 8.60           188,461                    2.98%      1.15% to 1.80%        8.97% to 8.31%
2009          22,205       8.25 to 7.94           190,517                    2.30%      1.15% to 1.80%       19.22% to 18.33%
2008          21,302       6.92 to 6.71           153,120                    2.05%      1.15% to 1.80%     (31.08%) to (31.46%)
2007          13,151     10.04* to 9.61*          137,498                    3.25%      1.15% to 1.80%       0.40%* to (3.90%)*

ULTRA SERIES MODERATE ALLOCATION FUND, CLASS II, SUBACCOUNT:
2011           2,795     $12.85 to $12.37       $  35,869                    2.44%      1.30% to 1.80%          0.47% to 0%
2010           2,481      12.79 to 12.23           31,681                    4.08%      1.30% to 1.80%        8.57% to 7.94%
2009           1,033    11.78^^ to 11.33^^         12,149                    3.66%      1.30% to 1.80%     17.80%^^ to 13.30%^^

ULTRA SERIES AGGRESSIVE ALLOCATION FUND, CLASS I, SUBACCOUNT:
2011           2,143      $8.10 to $8.89        $  18,019                    1.61%      1.15% to 1.80%       (0.61%) to (1.33%)
2010           2,291       8.15 to 7.84            19,373                    1.62%      1.15% to 1.80%        9.84% to 9.19%
2009           2,359       7.42 to 7.18            18,241                    1.51%      1.15% to 1.80%       26.41% to 25.52%
2008           2,131       5.87 to 5.72            13,009                    0.81%      1.15% to 1.80%     (41.77%) to (42.16%)
2007             932     10.08* to 10.00**          9,819                    2.25%      1.15% to 1.80%       0.80%* to 0.00%**

ULTRA SERIES AGGRESSIVE ALLOCATION FUND, CLASS II, SUBACCOUNT:
2011             137         $13.04             $   1,786                    1.60%           1.30%                (0.99%)
2010             109          13.17                 1,423                    2.40%           1.30%                 9.19%
2009              43         12.04^^                  514                    2.77%           1.30%                20.4%^^

ULTRA SERIES MONEY MARKET FUND, CLASS I, SUBACCOUNT:
2011           4,585     $10.86 to $9.47        $  50,141                    0.00%      1.15% to 1.80%       (1.18)% to (1.76%)
2010           5,161       10.99 to 9.65           57,513                    0.00%      1.15% to 1.80%       (1.17%) to (1.73%)
2009           6,944       11.12 to 9.82           78,848                    0.00%      1.15% to 1.80%       (1.07%) to (1.80%)
2008          12,081      11.24 to 10.00          140,008                    1.65%      1.15% to 1.80%        0.54% to (0.10%)
2007           8,322     11.18 to 10.00**          96,574                    4.52%      1.15% to 1.80%        3.52% to 0.00%**

ULTRA SERIES MONEY MARKET FUND, CLASS II, SUBACCOUNT:
2011         101,720          $9.62             $     979                    0.00%           1.30%                (1.33%)
2010          59,176       9.75 to 9.95               577                    0.00%           1.30%           (1.42%) to (0.50%)
2009          18,736          9.89^^                  185                    0.00%           1.30%               (1.10%)^^

ULTRA SERIES BOND FUND, CLASS I, SUBACCOUNT:
2011          11,621     $15.78 to $11.67       $ 166,744                    3.64%      1.15% to 1.80%        5.48% to 4.95%
2010          13,499      14.96 to 11.11          185,279                    3.84%      1.15% to 1.80%        4.69% to 4.03%
2009          15,783      14.29 to 10.68          209,752                    4.22%      1.15% to 1.80%        5.31% to 4.60%
2008          18,088      13.57 to 10.21          231,634                    4.49%      1.15% to 1.80%        1.72% to 1.09%
2007          22,436     13.34 to 10.10*          287,581                    4.02%      1.15% to 1.80%        3.81% to 1.00%*

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7) FINANCIAL HIGHLIGHTS (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
                     AS OF DECEMBER 31,                                               FOR THE YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------
              UNITS      UNIT FAIR VALUE       NET ASSETS            INVESTMENT (1)   EXPENSE RATIO (2)      TOTAL RETURN (3)
             (000'S)    LOWEST TO HIGHEST        (000'S)              INCOME RATIO    LOWEST TO HIGHEST      LOWEST TO HIGHEST
-------------------------------------------------------------------------------------------------------------------------------
ULTRA SERIES BOND FUND, CLASS II, SUBACCOUNT:
2011          2,133     $11.47 to $11.25      $  24,420                   3.81%       1.30% to 1.80%        5.13% to 4.65%
2010          2,031      10.91 to 10.79          22,133                   6.33%       1.30% to 1.80%        4.30% to 3.75%
2009           928     10.46^^ to 10.40^^         9,709                   7.38%       1.30% to 1.80%     4.60%^^ to % 4.00%^^

ULTRA SERIES FOUNDATION FUND, CLASS I, SUBACCOUNT: (5)
2011              8         $10.57            $      81                   3.64%            1.30%                5.28%
2010              4         10.04^^^                 36                   3.84%            1.30%                0.4%^^^

ULTRA SERIES FOUNDATION FUND, CLASS II, SUBACCOUNT: (5)
2011          2,368     $10.71 to $10.58      $  25,352                   3.81%       1.30% to 1.80%        5.10% to 4.65%
2010          1,333   10.19^^^ to 10.16^^^       13,578                   6.33%       1.30% to 1.80%      1.90%^^^ to 1.60%^^^

ULTRA SERIES HIGH INCOME FUND, CLASS I, SUBACCOUNT:
2011          2,885     $18.69 to $12.54      $  46,839                   6.64%       1.15% to 1.80%        3.78% to 3.13%
2010          3,509      18.01 to 11.97          55,510                   7.24%       1.15% to 1.80%        10.49% to 9.82%
2009          4,160      16.30 to 10.90          60,050                   7.76%       1.15% to 1.80%       32.74% to 31.80%
2008          5,210      12.28 to 8.27           57,431                   7.30%       1.15% to 1.80%      (15.72% to (16.21%)
2007          7,363     14.57 to 10.01*          96,968                   7.69%       1.15% to 1.80%        1.30% to 0.10%*

ULTRA SERIES HIGH INCOME FUND, CLASS II, SUBACCOUNT:
2011            471      $13.25 to $12.73     $   6,213                   7.42%       1.30% to 1.80%        3.43% to 2.91%
2010            335       12.81 to 12.17          4,281                  11.66%       1.30% to 1.80%        9.96% to 9.54%
2009             99     11.65^^ to 11.11^^        1,147                  13.51%       1.30% to 1.80%    116.50%^^ to 11.10%^^

ULTRA SERIES DIVERSIFIED INCOME FUND, CLASS I, SUBACCOUNT:
2011         11,665      $12.98 to $11.21     $ 179,929                   2.84%       1.15% to 1.80%        6.66% to 5.95%
2010         13,296       12.17 to 10.49        193,476                   3.39%       1.15% to 1.80%       10.74% to 10.07%
2009         16,313       10.99 to 9.53         214,551                   4.05%       1.15% to 1.80%        9.46% to 8.79%
2008         19,632       10.04 to 8.76         236,980                   4.14%       1.15% to 1.80%      (14.19%) to (12.40%)
2007         26,487      11.70 to 10.00**       376,926                   3.81%       1.15% to 1.80%        1.30% to 0.00%**

ULTRA SERIES DIVERSIFIED INCOME FUND, CLASS II, SUBACCOUNT:
2011          2,312     $13.15 to $13.03      $  30,359                   2.94%       1.30% to 1.80%        6.13% to 5.68%
2010          1,801      12.39 to 12.16          22,284                   5.25%       1.30% to 1.80%        10.33% to 9.75%
2009            557    11.23^^ to 11.08^^         6,254                   6.50%       1.30% to 1.80%     12.30%^^ to 10.80%^^

ULTRA SERIES LARGE CAP VALUE FUND, CLASS I, SUBACCOUNT:
2011         11,514       $9.49 to $7.83      $ 152,850                   1.91%       1.15% to 1.80%        6.15% to 5.38%
2010         14,564        8.94 to 7.51         178,892                   1.84%       1.15% to 1.80%        7.07% to 6.37%
2009         18,072        8.35 to 7.06         206,409                   2.24%       1.15% to 1.80%       15.49% to 14.61%
2008         21,485        7.23 to 6.16         212,810                   2.30%       1.15% to 1.80%      (36.75%) to (37.08%)
2007         28,222       11.43 to 9.66*        446,310                   1.80%       1.15% to 1.80%       (0.52%) to (3.40%)*

ULTRA SERIES LARGE CAP VALUE FUND, CLASS II, SUBACCOUNT:
2011            407      $14.09 to $13.40     $   5,697                   1.94%       1.30% to 1.80%        5.70% to 5.26%
2010            403       13.33 to 12.27          5,348                   2.18%       1.30% to 1.80%        6.64% to 6.14%
2009            204     12.50^^ to 11.56^^        2,549                   2.49%       1.30% to 1.80%     25.00%^^ to 15.60%^^

ULTRA SERIES LARGE CAP GROWTH FUND, CLASS I, SUBACCOUNT:
2011          8,209      $8.67 to $8.71       $ 103,997                   0.23%       1.15% to 1.80%       (2.25%) to (2.90%)
2010         10,066        8.87 to 9.01         128,268                   0.55%       1.15% to 1.80%       10.88% to 10.15%
2009         12,137        8.00 to 8.18         139,457                   0.71%       1.15% to 1.80%       36.29% to 35.66%
2008         14,507        5.87 to 6.03         120,188                   0.63%       1.15% to 1.80%      (37.88%) to (38.41%)
2007         18,171       9.45 to 9.73*         243,092                   0.34%       1.15% to 1.80%       11.05% to (2.70%)

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7) FINANCIAL HIGHLIGHTS (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
                     AS OF DECEMBER 31,                                          FOR THE YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------
              UNITS      UNIT FAIR VALUE      NET ASSETS       INVESTMENT (1)   EXPENSE RATIO (2)        TOTAL RETURN (3)
             (000'S)    LOWEST TO HIGHEST      (000'S)          INCOME RATIO    LOWEST TO HIGHEST        LOWEST TO HIGHEST
-------------------------------------------------------------------------------------------------------------------------------
ULTRA SERIES LARGE CAP GROWTH FUND, CLASS II, SUBACCOUNT:
2011          2,067     $13.44 to $12.75      $  27,588              0.12%       1.30% to 1.80%         (2.75%) to (3.12%)
2010          1,511      13.82 to 12.52          20,779              0.66%       1.30% to 1.80%          10.47% to 9.92%
2009            480    12.51^^to 11.39^^          5,996              0.78%       1.30% to 1.80%       25.10%^^ to 13.90%^^

ULTRA SERIES MID CAP FUND, CLASS I, SUBACCOUNT: ~
2011          6,949      $16.27 to $8.93      $ 108,038              0.18%       1.15% to 1.80%          3.30% to 2.64%
2010          8,507       15.75 to 8.82         128,952              0.37%       1.15% to 1.80%         18.78% to 17.91%
2009          6,804      13.26 to 7.47           57,825              0.00%       1.15% to 1.80%         45.60% to 44.49%
2008          8,454       9.11 to 5.17           48,457              0.08%       1.15% to 1.80%        (47.51%) to (47.79%)
2007         11,068      17.35 to 9.91*         119,825              0.00%       1.15% to 1.80%          7.16% to (3.70%)*

ULTRA SERIES MID CAP FUND, CLASS II, SUBACCOUNT: ~
2011            889     $14.98 to $14.57      $  13,270              0.03%       1.30% to 1.80%          2.88% to 2.39%
2010            822      14.56 to 13.67          11,938              0.28%       1.30% to 1.80%         18.28% to 17.74%
2009            140    12.31^^ to $11.61^^        1,743              0.00%       1.30% to 1.80%       25.00%^^ to 17.70%^^

ULTRA SERIES SMALL CAP FUND, CLASS I, SUBACCOUNT: ~
2011            437     $10.65 to $11.23      $   4,669              0.35%       1.15% to 1.80%         (0.19%) to (0.88%)
2010            508      10.67 to 11.52           5,443              0.75%       1.15% to 1.80%         25.23% to 24.54%
2009            405       8.52 to 9.25            3,471              0.60%       1.15% to 1.80%         30.08% to 29.19%
2008            389       6.55 to 7.16            2,571              1.14%       1.15% to 1.80%        (26.40%) to (26.86%)
2007            121      8.90^ to 9.61*           1,084              2.21%       1.15% to 1.80%       (11.05%)^ to (3.90%)*

ULTRA SERIES SMALL CAP FUND, CLASS II, SUBACCOUNT: ~
2011             87     $16.19 to $15.90      $   1,401              0.26%       1.30% to 1.80%         (0.61%) to (1.12%)
2010             85      16.29 to 15.02           1,385              0.68%       1.30% to 1.80%         24.83% to 24.23%
2009             47    13.05^^ to 12.09^^           616              0.37%       1.30% to 1.80%       30.50%^^ to 20.90%^^

ULTRA SERIES EQUITY INCOME FUND, CLASS II, SUBACCOUNT: (5)
2011            230      $10.47 to $9.97      $   2,407              0.00%       1.30% to 1.80%         (0.48%) to (0.89%)
2010            161   10.52^^^ to 10.76^^^        1,689              0.00%       1.30% to 1.80%        5.20%^^^ to 7.60%^^^

ULTRA SERIES INTERNATIONAL STOCK FUND, CLASS I, SUBACCOUNT: ~
2011          3,730      $12.95 to $7.01      $  48,681              1.73%       1.15% to 1.80%         (8.80%) to (9.31%)
2010          4,548       14.20 to 7.86          65,327              2.52%       1.15% to 1.80%          5.89% to 5.22%
2009          4,046       13.41 to 7.47          55,620              2.06%       1.15% to 1.80%         26.51% to 25.55%
2008          4,661       10.60 to 5.95          50,771              2.06%       1.15% to 1.80%        (39.36%) to (39.72%)
2007          6,028      17.48 to 9.69*         109,454              2.19%       1.15% to 1.80%         10.14% to (3.10%)*

ULTRA SERIES INTERNATIONAL STOCK FUND, CLASS II, SUBACCOUNT: ~
2011          1,239     $12.57 to $11.39      $  15,408              1.84%       1.30% to 1.80%         (9.11%) to (9.53%)
2010            964      13.83 to 11.99          13,227              2.17%       1.30% to 1.80%          5.49% to 4.99%
2009            303    13.11^^ to 11.42^^         3,958              4.79%       1.30% to 1.80%        31.1%^^ to 14.20%^^

INVESCO GLOBAL REAL ESTATE FUND SUBACCOUNT:
2011          1,204      $7.62 to $8.93       $   8,923              3.85%       1.15% to 1.80%         (7.75%) to (8.32%)
2010          1,072       8.26 to 7.98            8,623              5.58%       1.15% to 1.80%         15.85% to 15.15%
2009            676       7.13 to 8.45            4,699              0.00%       1.15% to 1.80%         29.64% to 28.81%
2008            148    5.50**** to 5.38****         795             11.21%       1.15% to 1.80%    (45.00%)**** to (46.20%)****

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7) FINANCIAL HIGHLIGHTS (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
                     AS OF DECEMBER 31,                                               FOR THE YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------
              UNITS      UNIT FAIR VALUE    NET ASSETS           INVESTMENT (1)   EXPENSE RATIO (2)      TOTAL RETURN (3)
             (000'S)    LOWEST TO HIGHEST    (000'S)              INCOME RATIO    LOWEST TO HIGHEST      LOWEST TO HIGHEST
-------------------------------------------------------------------------------------------------------------------------------
INVESCO GOVERNMENT SECURITIES FUND SUBACCOUNT: (5)
2011          2,228    $10.71 to $10.48     $  23,850                  2.90%      1.30% to 1.80%         5.93% to 4.80%
2010          1,097   10.11^^^ to 9.76^^^      11,049                  6.65%      1.30% to 1.80%      (.49%)^^^ to (2.40)^^^

BLACKROCK GLOBAL ALLOCATION FUND SUBACCOUNT (5)
2011          4,053    $10.29 to $10.37     $  41,756                  2.68%      1.30% to 1.80%        (4.81%) to (5.30%)
2010          1,636  10.81^^^ to 11.39^^^      17,703                  4.16%      1.30% to 1.80%     8.10%^^^ to 13.90%^^^

FRANKLIN HIGH INCOME SECURITIES FUND SUBACCOUNT:
2011          2,246    $12.13 to $12.33     $  27,062                  5.92%      1.15% to 1.80%         3.23% to 2.58%
2010          2,213     11.75 to 11.56         25,894                  6.47%      1.15% to 1.80%        12.01% to 11.26%
2009          1,440     10.49 to 10.39         15,078                  5.63%      1.15% to 1.80%        40.81% to 39.84%
2008            302   7.45**** to 7.43****      2,248                  3.30%      1.15% to 1.80%   (25.50%)**** to (25.70)%****

FRANKLIN INCOME SECURITIES FUND SUBACCOUNT:
2011          2,136    $10.41 to $11.07     $  22,179                  5.68%      1.15% to 1.80%         1.17% to 0.45%
2010          1,960     10.29 to 10.12         20,154                  6.15%      1.15% to 1.80%        11.24% to 10.60%
2009          1,236      9.25 to 9.15          11,445                  7.75%      1.15% to 1.80%        33.86% to 32.99%
2008            609   6.91**** to 6.88****      4,202                  1.88%      1.15% to 1.80%   (30.90%)**** to (31.20%)****

FRANKLIN MUTUAL GLOBAL DISCOVERY SECURITIES FUND SUBACCOUNT:
2011          1,189     $9.50 to $10.20     $  11,251                  2.15%      1.15% to 1.80%        (4.23%) to (4.76%)
2010          1,122      9.92 to 9.80          11,087                  1.34%      1.15% to 1.80%         10.59% to 9.87%
2009            735      8.97 to 8.92           6,571                  1.47%      1.15% to 1.80%        21.88% to 21.03%
2008            242   7.36**** to 7.37****      1,783                  3.19%      1.15% to 1.80%   (26.40%)**** to (26.30%)****

FRANKLIN DEVELOPING MARKETS SECURITIES FUND SUBACCOUNT: (4)
2011            116        $13.38           $   1,547                  0.96%           1.40%                (17.00%)
2010            129         16.12               2,084                  1.60%           1.40%                 15.97%
2009            155         13.90               2,149                  4.51%           1.40%                 70.34%
2008            194          8.16               1,580                  2.76%           1.40%                (53.40%)
2007            244         17.51               4,278                  2.28%           1.40%                 26.98%

MFS STRATEGIC INCOME SUBACCOUNT: (4)
2011             61        $19.66           $   1,200                  5.40%           1.40%                 3.31%
2010             73         19.03               1,391                  4.93%           1.40%                 8.56%
2009             82         17.53               1,443                 10.16%           1.40%                 22.50%
2008             98         14.31               1,406                  6.57%           1.40%                (13.22%)
2007            122         16.49               2,020                  4.98%           1.40%                 2.23%

OPPENHEIMER HIGH INCOME FUND/VA SUBACCOUNT: (4)
2011            229         $4.10           $     939                  9.80%           1.40%                 (3.53%)
2010            284          4.25               1,208                  6.50%           1.40%                 13.03%
2009            359          3.76               1,348                  0.00%           1.40%                 23.68%
2008            462          3.04               1,405                  8.62%           1.40%                (78.99%)
2007            707          14.47             10,225                  8.02%           1.40%                 (1.50%)

OPPENHEIMER MAIN STREET SMALL- & MID- CAP FUND/VA SUBACCOUNT:
2011          1,359    $10.30 to $10.55     $  13,846                  0.38%      1.15% to 1.80%        (3.47%) to (4.09%)
2010          1,402     10.67 to 10.41         14,828                  0.36%      1.15% to 1.80%         21.66% to 20.91
2009          1,012      8.67 to 8.61           8,814                  0.36%      1.15% to 1.80%        35.34% to 34.32%
2008            301   6.48**** to 6.41****      1,938                  0.00%      1.15% to 1.80%   (35.20%)**** to (35.90%)****

OPPENHEIMER MAIN STREET FUND/VA SUBACCOUNT:
2011          2,998     $9.12 to $9.83     $   27,138                  0.59%      1.15% to 1.80%        (1.51%) to (1.99%)
2010          3,283      9.26 to 9.11          30,210                  0.73%      1.15% to 1.80%        14.46% to 13.73%
2009          2,059      8.09 to 8.01          16,570                  0.84%      1.15% to 1.80%        26.60% to 25.75%
2008            516   6.39**** to 6.37****      3,288                  0.00%      1.15% to 1.80%   (36.10%)**** to (36.30%)****

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7) FINANCIAL HIGHLIGHTS (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
                     AS OF DECEMBER 31,                                               FOR THE YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------
              UNITS      UNIT FAIR VALUE    NET ASSETS           INVESTMENT (1)  EXPENSE RATIO (2)      TOTAL RETURN (3)
             (000'S)    LOWEST TO HIGHEST    (000'S)              INCOME RATIO   LOWEST TO HIGHEST      LOWEST TO HIGHEST
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA SUBACCOUNT:
2011          3,103      $8.44 to $8.88      $  25,734                0.69%       1.15% to 1.80%       (8.66%) to (9.20%)
2010          2,926       9.24 to 9.04          26,614                0.83%       1.15% to 1.80%       13.24% to 12.58%
2009          1,844       8.16 to 8.03          14,828                0.61%       1.15% to 1.80%       37.61% to 36.56%
2008            499   5.93**** to 5.88****       2,924                0.00%       1.15% to 1.80%   (40.70%)**** to (41.20%)****

PIMCO COMMODITY REALRETURN STRATEGY PORTFOLIO SUBACCOUNT:
2011          1,890      $7.29 to $6.80      $  13,866               13.66%       1.15% to 1.80%       (8.53%) to (9.21%)
2010          1,900       7.97 to 8.22          15,282               15.02%       1.15% to 1.80%       22.80% to 22.14%
2009          1,129       6.49 to 6.73           7,401                7.36%       1.15% to 1.80%       39.87% to 39.05%
2008            226   4.64**** to 4.84****       1,057                5.98%       1.15% to 1.80%   (53.60%)**** to (51.60%)****

PIMCO TOTAL RETURN, ADVISOR CLASS, SUBACCOUNT:
2011          6,884     $12.29 to $12.28     $  84,284                2.51%       1.15% to 1.80%        2.33% to 1.74%
2010          6,063      12.01 to 11.83         72,677                2.26%       1.15% to 1.80%        6.76% to 6.10%
2009          3,162      11.25 to 11.15         35,557                4.43%       1.15% to 1.80%       12.61% to 11.95%
2008            766   9.99**** to 9.96****      $7,660                2.91%       1.15% to 1.80%    (0.10%)**** to (0.40%)****

PIMCO GLOBAL BOND PORTFOLIO, ADVISOR CLASS, SUBACCOUNT:
2011          2,763     $12.54 to $12.32     $  34,414                2.44%       1.15% to 1.80%        6.27% to 5.57%
2010          2,511      11.80 to 11.60         29,495                2.57%       1.15% to 1.80%         10.28% to 9.54
2009          1,418      10.70 to 10.59         15,136                2.83%       1.15% to 1.80%       15.30% to 14.61%
2008            353   9.28**** to 9.24****      $3,268                2.34%       1.15% to 1.80%    (7.20%)**** to (7.60%)****

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO SUBACCOUNT: (4)
2011            497          $15.14          $   7,532                1.45%            1.40%               (14.07%)
2010            572           17.62             10,079                0.90%            1.40%                12.88%
2009            674           15.61             10,524                2.53%            1.40%                50.39%
2008            822           10.38              8,536                1.80%            1.40%               (49.44%)
2007          1,069           20.53             21,940                1.27%            1.40%                11.45%

VAN KAMPEN GROWTH AND INCOME PORTFOLIO, CLASS II SHARES, SUBACCOUNT:
2011          5,861      $9.31 to $9.92      $  53,651                1.06%       1.15% to 1.80%       (3.32%) to (3.97%)
2010          5,271       9.63 to 9.32          50,019                0.08%       1.15% to 1.80%       10.82% to 10.17%
2009          3,014       8.69 to 8.46          25,853                3.41%       1.15% to 1.80%       22.74% to 21.90%
2008            517   7.08**** to 6.94****       3,624                0.00%       1.15% to 1.80%   (29.20%)**** to (30.60%)****

VAN KAMPEN MID CAP GROWTH PORTFOLIO, CLASS II SHARES, SUBACCOUNT:
2011          1,326      $9.44 to $9.86      $  12,354                0.00%       1.15% to 1.80%      (10.35%) to (10.93%)
2010          1,431      10.53 to 10.38         14,897                0.00%       1.15% to 1.80%       25.81% to 25.06%
2009          1,130       8.37 to 8.30           9,362                0.00%       1.15% to 1.80%       54.71% to 53.70%
2008            447   5.41**** to 5.40****      $2,403                0.00%       1.15% to 1.80%   (45.90%)**** to (46.00%)****
===============================================================================================================================

                 CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS

(7) FINANCIAL HIGHLIGHTS (CONTINUED)

    (1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets for the period indicated. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

    (2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

    (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period- See symbol notations below. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

    (4) This subaccount is available in the MEMBERS Variable Annuity product only.

    (5) This subaccount is available in the MEMBERS Variable Annuity III product only

      * For the period November 1, 2007 to December 31, 2007

     ** The VA 2007 Purchase Option was introduced on November 1, 2007 and for several accounts there is no activity at the end of the period.

    *** For the period of May 1, 2008 to December 31, 2008

      ^ For the period of May 1, 2007 to December 31, 2007

     ^^ For the period of May 1, 2009 to December 31, 2009

    ^^^ For the period of May 1, 2010 to December 31, 2010

      ~ Effective as of May 1, 2010 the Ultra Series Mid Cap Growth Class I,
        Ultra Series Small Cap Growth Class I and the Ultra Series Global Securities Class I Subaccounts reorganized into the Ultra Series Mid Cap Value Class I, Ultra Series Small Cap Value Class I and the Ultra Series International Stock Class I Subaccounts, respectively. Subsequently, the Ultra Series Mid Cap Value and the Ultra Series Small Cap Value Subaccounts changed their names to the Ultra Series Mid Cap and the Ultra Series Small Cap Subaccounts, respectively. The Ultra Series Mid Cap Subaccount's performance prior to May 1, 2010 is based on the accounting predecessor, the Ultra Series Mid Cap Growth Subaccount. The Ultra Series Small Cap Subaccount's performance prior to May 1, 2010 is based on the predecessor, the Ultra Series Small Cap Value Subaccount. The Ultra Series Global Cap Subaccount's performance prior to May 1, 2010 is based on the predecessor, the Ultra Series International Subaccount.

(8) SUBSEQUENT EVENT

    In June 2011, the Board of Directors of CMIS approved a plan that would convert CMIS from a mutual insurance company structure to a stock insurance company structure; in addition to creating a new Mutual Holding Company. In September 2011, CMIS policyholders and the Iowa Insurance Commissioner approved the plan to reorganize CMIS into a stock company. The new structure became effective January 31, 2012.

    Under the reorganization plan, the policyholders of CMIS, who are currently the members and owners of CMIS, became members and owners of a new legal entity: CUNA Mutual Holding Company. A second new legal entity was also formed: CUNA Mutual Financial Group, Inc. to serve as an intermediate holding company, to own CMIS and its subsidiary companies. Finally, CMIS was renamed CMFG Life Insurance Company. At the same time the Variable Account was renamed CMFG Variable Annuity Account.

[LOGO OF DELOITTE]                                        DELOITTE & TOUCHE LLP
     DELOITTE                                             111 S. Wacker Drive
                                                          Chicago, IL 60606-4301
                                                          USA

                                                          Tel: 312-486-1000
                                                          Fax: 312-486-1486
                                                          www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of CUNA Mutual Insurance Society and Contract Owners of CUNA Mutual Variable Annuity Account:

We have audited the accompanying statement of assets and liabilities of the Ultra Series Conservative Allocation Fund, Class I, Subaccount; Ultra Series Conservative Allocation Fund, Class II, Subaccount; Ultra Series Moderate Allocation Fund, Class I, Subaccount; Ultra Series Moderate Allocation Fund, Class II, Subaccount; Ultra Series Aggressive Allocation Fund, Class I, Subaccount; Ultra Series Aggressive Allocation Fund, Class II, Subaccount; Ultra Series Money Market Fund, Class I, Subaccount; Ultra Series Money Market Fund, Class II, Subaccount; Ultra Series Bond Fund, Class I, Subaccount; Ultra Series Bond Fund, Class II, Subaccount; Ultra Series Foundation Fund, Class I, Subaccount; Ultra Series Foundation Fund, Class II, Subaccount; Ultra Series High Income Fund, Class I, Subaccount; Ultra Series High Income Fund, Class II, Subaccount; Ultra Series Diversified Income Fund, Class I, Subaccount; Ultra Series Diversified Income Fund, Class II, Subaccount; Ultra Series Large Cap Value Fund, Class I, Subaccount; Ultra Series Large Cap Value Fund, Class II, Subaccount; Ultra Series Large Cap Growth Fund, Class I, Subaccount; Ultra Series Large Cap Growth Fund, Class II, Subaccount; Ultra Series Mid Cap Fund, Class I, Subaccount; Ultra Series Mid Cap Fund, Class II, Subaccount; Ultra Series Small Cap Fund, Class I, Subaccount; Ultra Series Small Cap Fund, Class II, Subaccount; Ultra Series Equity Income Fund, Class II, Subaccount; Ultra Series International Stock Fund, Class I, Subaccount; Ultra Series International Stock Fund, Class II, Subaccount; Invesco Global Real Estate Fund Subaccount; Invesco Government Securities Fund Subaccount; BlackRock Global Allocation Fund Subaccount; Franklin High Income Securities Fund Subaccount; Franklin Income Securities Fund Subaccount; Franklin Mutual Global Discovery Securities Fund Subaccount; Franklin Developing Markets Securities Fund Subaccount; MFS Strategic Income Subaccount; Oppenheimer High Income Fund/VA Subaccount; Oppenheimer Main Street Small- and Mid-Cap Fund/VA Subaccount; Oppenheimer Main Street Fund/VA Subaccount; Oppenheimer International Growth Fund/VA Subaccount; PIMCO Commodity RealReturn Strategy Portfolio Subaccount; PIMCO Total Return, Advisor Class, Subaccount; PIMCO Global Bond Portfolio, Advisor Class, Subaccount; T. Rowe Price International Stock Portfolio Subaccount; Van Kampen Growth and Income Portfolio, Class II Shares, Subaccount; and Van Kampen Mid Cap Growth Portfolio, Class II Shares, Subaccount (the "Subaccounts") comprising CUNA Mutual Variable Annuity Account (the "Account") of CUNA Mutual Insurance Society as of December 31, 2011, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2011. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the individual Subaccounts comprising CUNA Mutual Variable Annuity Account of CUNA Mutual Insurance Society as of December 31, 2011, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period ended December 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/Deloitte & Touche LLP

Chicago, Illinois

February 22, 2012

CUNA MUTUAL INSURANCE SOCIETY
(NOW KNOWN AS CMFG LIFE INSURANCE COMPANY)
AND SUBSIDIARIES

CONSOLIDATED FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2011 AND 2010 AND FOR THE
THREE YEARS ENDED DECEMBER 31, 2011
AND INDEPENDENT AUDITORS' REPORT

                                    INDEX TO
                      CONSOLIDATED FINANCIAL STATEMENTS OF
                 CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
--------------------------------------------------------------------------------

Independent Auditors' Report .................................................................................   1
Consolidated Balance Sheets at December 31, 2011 and 2010 ....................................................   2
Consolidated Statements of Comprehensive Income for the Years Ended December 31, 2011, 2010 and 2009 .........   4
Consolidated Statements of Policyholders' Surplus for the Years Ended December 31, 2011, 2010 and 2009 .......   6
Consolidated Statements of Cash Flows for the Years Ended December 31, 2011, 2010 and 2009 ...................   7
Notes to the Consolidated Financial Statements
         Note 1--General .....................................................................................   9
         Note 2--Summary of Significant Accounting Policies ..................................................   9
         Note 3--Investments, Debt Securities ................................................................  23
         Note 3--Investments, Equity Securities ..............................................................  24
         Note 3--Investments, Mortgage Loans .................................................................  25
         Note 3--Investments, Real Estate ....................................................................  29
         Note 3--Investments, Equity in Unconsolidated Affiliates ............................................  30
         Note 3--Investments, Limited Partnerships ...........................................................  31
         Note 3--Investments, Short-Term Investments .........................................................  32
         Note 3--Investments, Other Invested Assets ..........................................................  32
         Note 3--Investments, Net Investment Income ..........................................................  33
         Note 3--Investments, Net Realized Investment Losses .................................................  34
         Note 3--Investments, Other-Than-Temporary Investment Impairments ....................................  34
         Note 3--Investments, Net Unrealized Investment Gains (Losses) .......................................  37
         Note 3--Investments, Investment Credit Risk .........................................................  41
         Note 3--Investments, Derivative Financial Instruments ...............................................  43
         Note 3--Investments, Embedded Derivatives ...........................................................  48
         Note 3--Investments, Asset Restrictions .............................................................  49
         Note 3--Investments, Securities on Deposit/Assets Designated ........................................  49
         Note 3--Investments, Securities Lending Agreements ..................................................  49
         Note 4--Fair Value Measurement-Recurring Basis ......................................................  50
         Note 4--Fair Value Measurement-Nonrecurring Basis ...................................................  58
         Note 4-- Fair Value Measurement of Other Financial Instruments ......................................  58
         Note 4--Fair Value Option and Student Loans .........................................................  60
         Note 5--Income Tax ..................................................................................  60
         Note 6--Reinsurance .................................................................................  65
         Note 7--Deferred Policy Acquisition Costs ...........................................................  66
         Note 8--Liability for Claim Reserves ................................................................  67
         Note 9--Benefit Plans ...............................................................................  68
         Note 10--Statutory Financial Data and Dividend Restrictions .........................................  75
         Note 11--Notes and Interest Payable .................................................................  76
         Note 12--Accumulated Other Comprehensive Income (Loss) ..............................................  78
         Note 13--Commitments and Contingencies ..............................................................  79
         Note 14--Discontinued Operations ....................................................................  81
         Note 15--Acquisition of Controlling and Non-controlling Interests ...................................  85
         Note 16--Subsequent Events ..........................................................................  88

[LOGO OF DELOITTE]                                        DELOITTE & TOUCHE LLP
     DELOITTE                                             111 S. Wacker Drive
                                                          Chicago, IL 60606-4301
                                                          USA

                                                          Tel: 312-486-1000
                                                          Fax: 312-486-1486
                                                          www.deloitte.com

--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT

================================================================================

To the Board of Directors of CUNA Mutual Insurance Society and Subsidiaries:

We have audited the accompanying consolidated balance sheets of CUNA Mutual Insurance Society (now known as CMFG Life Insurance Company) and its subsidiaries (the "Company") as of December 31, 2011 and 2010, and the related consolidated statements of comprehensive income, policyholders' surplus, and cash flows for each of the three years in the period ended December 31, 2011. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the consolidated financial statements of The CUMIS Group Limited and subsidiaries ("CUMIS"), the Company's 87%-owned Canadian subsidiary, which was sold on December 31, 2009 and which was accounted for as a discontinued operation in the accompanying consolidated financials statements as discussed in Note 14. We also did not audit the financial statements of the Company's 50% equity investment in CMG Mortgage Insurance Company and CMG Mortgage Assurance Company (collectively, "CMG"), which are accounted for under the equity method. The Company's equity investment in CMG's net assets was $102 million and $103 million at December 31, 2011 and 2010, respectively. The Company's equity in the net income (loss) of CMG was ($5) million, ($11) million, and ($7) million for the years ended December 31, 2011, 2010, and 2009, respectively. The financial statements of CUMIS and CMG were audited by other auditors whose reports have been furnished to us, and our opinion, insofar as it relates to the amounts included in the consolidated financial statements for CUMIS and CMG, is based solely on the reports of such other auditors.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the reports of the other auditors provide a reasonable basis for our opinion.

In our opinion, based upon our audits and the reports of the other auditors, such financial statements present fairly, in all material respects, the consolidated financial position of CUNA Mutual Insurance Society and subsidiaries at December 31, 2011 and 2010, and the results of their operations and cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America.

/s/Deloitte & Touche LLP

March 9, 2012

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Consolidated Balance Sheets
December 31, 2011 and 2010
(000s omitted)

================================================================================

                                   ASSETS                                     2011              2010
--------------------------------------------------------------------------------------------------------
CASH AND INVESTMENTS
  Debt securities, available for sale, at fair value
    (amortized cost 2011 - $7,364,111; 2010 - $7,028,203)                 $  7,802,415      $  7,104,215
  Equity securities, available for sale, at fair value
    (amortized cost 2011 - $24,910; 2010 - $82,883)                             22,879            79,299
  Mortgage loans                                                               967,274           811,595
  Real estate, at cost less accumulated depreciation
    (2011 - $41,798; 2010 - $38,564)                                            52,255            51,066
  Policy loans                                                                 104,315           104,369
  Equity in unconsolidated affiliates                                          104,296           105,105
  Limited partnerships                                                         500,395           421,860
  Short-term investments                                                         7,924              994
  Other invested assets                                                        129,935            60,579
--------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                          9,691,688         8,739,082

  Cash and cash equivalents                                                    263,434           243,912
========================================================================================================

TOTAL CASH AND INVESTMENTS                                                   9,955,122         8,982,994

  Accrued investment income                                                     98,299            95,004
  Premiums receivable, net                                                     259,722           123,946
  Reinsurance recoverables                                                     628,109           259,351
  Receivable from the Federal Crop Insurance Corporation                       219,283           260,064
  Federal income taxes recoverable                                              28,987                 -
  Deferred policy acquisition costs                                            510,876           537,657
  Office properties, equipment and computer software, at cost less
    accumulated depreciation (2011 - $311,644; 2010 - $314,079)                161,211           160,268
  Net deferred tax asset                                                        39,960           199,149
  Goodwill and other intangibles, net                                          104,241           107,012
  Other assets and receivables                                                  93,767           221,291
  Assets of discontinued operations                                            205,370           223,401
  Separate account assets                                                    4,181,210         4,215,651
========================================================================================================

TOTAL ASSETS                                                              $ 16,486,157      $ 15,385,788
========================================================================================================

--------------------------------------------------------------------------------
See accompanying notes to consolidated financial statements.                   2

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Consolidated Balance Sheets, continued
December 31, 2011 and 2010
(000s omitted)

================================================================================

                  LIABILITIES AND POLICYHOLDERS' SURPLUS                      2011              2010
--------------------------------------------------------------------------------------------------------
LIABILITIES
  Policyholder account balances                                           $  5,048,155      $  4,723,960
  Claim and policy benefit reserves - life and health                        2,662,515         2,460,839
  Loss and loss adjustment expense reserves - property and casualty            770,560           496,259
  Unearned premiums                                                            428,123           408,937
  Notes and interest payable                                                   134,183           247,497
  Dividends payable to policyholders                                            15,976            15,289
  Reinsurance payable                                                          236,685           197,600
  Federal income taxes payable                                                       -             3,965
  Accrued pension and postretirement benefit liability                         209,681           221,683
  Accounts payable and other liabilities                                       466,629           348,249
  Liabilities of discontinued operations                                       163,330           168,776
  Separate account liabilities                                               4,181,210         4,215,651
--------------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                           14,317,047        13,508,705
--------------------------------------------------------------------------------------------------------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 13)

POLICYHOLDERS' SURPLUS
  Retained earnings                                                          2,077,681         1,990,081
  Accumulated other comprehensive income (loss), net
    of tax expense (benefit) (2011 - $78,996; 2010 - ($28,804))                 91,429          (112,998)
========================================================================================================

TOTAL CUNA MUTUAL POLICYHOLDERS' SURPLUS                                     2,169,110         1,877,083
--------------------------------------------------------------------------------------------------------

TOTAL LIABILITIES AND POLICYHOLDERS' SURPLUS                              $ 16,486,157      $ 15,385,788
========================================================================================================

--------------------------------------------------------------------------------
See accompanying notes to consolidated financial statements.                   3

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Consolidated Statements of Comprehensive Income
Years Ended December 31, 2011, 2010 and 2009
(000s omitted)

================================================================================

                                                                           2011            2010            2009
------------------------------------------------------------------------------------------------------------------
REVENUES:
  Life and health premiums                                             $ 1,215,935     $ 1,227,156     $ 1,203,141
  Contract charges                                                          89,626          84,816          82,669
  Property and casualty premiums                                           905,019         784,807         792,631
  Net investment income                                                    512,228         463,048         397,614
  Net realized investment losses:
    Total other-than-temporary impairment losses                           (47,505)        (38,991)       (325,736)
    Portion of (gains) losses recognized
      in other comprehensive income                                        (14,828)        (66,331)         85,347
                                                                       -------------------------------------------
      Net other-than-temporary impairment losses
        recognized in operations                                           (62,333)       (105,322)       (240,389)
    Sales and other realized investment gains (losses)                      (3,479)         50,526          23,249
                                                                       -------------------------------------------
      Total net realized investment losses                                 (65,812)        (54,796)       (217,140)
  Other income                                                             286,620         271,552         211,846
==================================================================================================================

TOTAL REVENUES                                                           2,943,616       2,776,583       2,470,761
==================================================================================================================

BENEFITS AND EXPENSES:
  Life and health insurance claims and benefits                            802,863         802,930         766,832
  Property and casualty insurance loss and loss
    adjustment expenses                                                    730,121         579,633         606,162
  Interest credited to policyholder account balances                       172,181         173,440         165,416
  Policyholder dividends                                                    30,074          30,757          30,231
  Operating and other expenses                                           1,085,116       1,075,199       1,018,732
------------------------------------------------------------------------------------------------------------------

TOTAL BENEFITS AND EXPENSES                                              2,820,355       2,661,959       2,587,373
------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES
  AND EQUITY (LOSS) OF UNCONSOLIDATED AFFILIATES                           123,261         114,624        (116,612)

  Income tax expense (benefit)                                              29,668          29,240         (41,857)
------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE
  EQUITY (LOSS) OF UNCONSOLIDATED AFFILIATES                                93,593          85,384         (74,755)

  Equity (loss) of unconsolidated affiliates, net of tax (benefit)
    (2011 - ($2,480); 2010 - ($6,402); 2009 - ($4,741))                     (4,605)        (12,061)         (8,840)
------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM CONTINUING OPERATIONS                                    88,988          73,323         (83,595)
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
See accompanying notes to consolidated financial statements.                   4

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Consolidated Statements of Comprehensive Income, continued
Years Ended December 31, 2011, 2010 and 2009
(000s omitted)

================================================================================

                                                                           2011             2010            2009
------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM CONTINUING OPERATIONS                                $  88,988        $  73,323       $ (83,595)

  Gain (loss) from discontinued operations, net of tax expense
    (2011 - $3,502; 2010 - $6,209; 2009 - $35,740) (Note 14)               (1,388)          13,805         138,328
==================================================================================================================

NET INCOME                                                                 87,600           87,128          54,733

  Less: net income attributable to noncontrolling interests                     -              399           3,315
------------------------------------------------------------------------------------------------------------------

NET INCOME ATTRIBUTABLE TO CUNA MUTUAL                                     87,600           86,729          51,418
------------------------------------------------------------------------------------------------------------------

  Foreign currency translation adjustment, net of tax expense
    (benefit) - (2011 - ($1,143); 2010 - $1,361; 2009 - ($3,766))           1,251           (3,219)        (10,983)
  Change in unrealized gains, net of tax expense -
    (2011 - $125,770; 2010 - $79,791; 2009 - $73,891)                     235,955          148,058         164,555
  Reclassification adjustment for (gains) losses
    included in net income, net of tax expense (benefit) -
    (2011 - ($7,792); 2010 - $36,681; 2009 - $88,085)                     (14,470)          68,122         163,587
  Change in pension liability, net of tax expense (benefit) -
    (2011 - ($8,373); 2010 - ($12,875); 2009 - $7,565)                    (15,549)         (23,911)         14,050
  Change in discontinued operations, net of tax expense (benefit) -
    (2011 - ($662); 2010 - ($647); 2009 - $25)                            (13,485)           2,213           6,195
  Reclassification of accumulated other comprehensive income of
    discontinued operations at date of sale                                10,725                -          (9,084)
------------------------------------------------------------------------------------------------------------------

OTHER COMPREHENSIVE INCOME                                                204,427          191,263         328,320
------------------------------------------------------------------------------------------------------------------

TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO CUNA MUTUAL                  $ 292,027        $ 277,992       $ 379,738
==================================================================================================================

--------------------------------------------------------------------------------
See accompanying notes to consolidated financial statements.                   5

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Consolidated Statements of Policyholders' Surplus
Years Ended December 31, 2011, 2010 and 2009
(000s omitted)

================================================================================

                                                  CUNA MUTUAL POLICYHOLDERS' SURPLUS
                                                  ----------------------------------
                                                               ACCUMULATED
                                                                  OTHER                                      TOTAL
                                                   RETAINED   COMPREHENSIVE              NONCONTROLLING  POLICYHOLDERS'
                                                   EARNINGS   INCOME (LOSS)     TOTAL       INTERESTS       SURPLUS
----------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2008                        $1,804,996    $(600,643)   $1,204,353     $ 24,646        $1,228,999

  Net income                                          51,418            -        51,418        3,315            54,733
  Cumulative effect of change in accounting
    for other-than-temporary-impairments,
      net of tax benefit - ($17,197)                  46,938      (31,938)       15,000            -            15,000
  Other comprehensive income                               -      328,320       328,320            -           328,320
  Acquisition of noncontrolling interests                  -            -             -      (17,617)          (17,617)
----------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2009                         1,903,352     (304,261)    1,599,091       10,344         1,609,435

  Net income                                          86,729            -        86,729          399            87,128
  Other comprehensive income                               -      191,263       191,263            -           191,263
  Acquisition of noncontrolling interests                  -            -             -      (10,743)          (10,743)
----------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2010                         1,990,081     (112,998)    1,877,083            -         1,877,083

  Net income                                          87,600            -        87,600            -            87,600
  Other comprehensive income                               -      204,427       204,427            -           204,427
----------------------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2011                        $2,077,681    $  91,429    $2,169,110     $      -        $2,169,110
======================================================================================================================

--------------------------------------------------------------------------------
See accompanying notes to consolidated financial statements.                   6

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Consolidated Statements of Cash Flows
Years Ended December 31, 2011, 2010 and 2009
(000s omitted)

================================================================================

                                                                           2011            2010            2009
------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM CONTINUING OPERATING ACTIVITIES:
  Income (loss) from continuing operations                             $   88,988      $   73,323       $  (83,595)
    Adjustments to reconcile income (loss) to
        net cash provided by continuing operating activities:
      Undistributed (earnings) losses of
        unconsolidated subsidiaries                                         4,605          12,061            9,562
      Undistributed (earnings) losses of limited partnerships             (25,837)        (18,544)           1,737
      Amortization of deferred policy acquisition costs                   387,309         403,132          330,515
      Policy acquisition costs deferred                                  (388,192)       (379,687)        (340,653)
      Depreciation of office properties, equipment,
        software and real estate                                           34,247          35,724           36,881
      Amortization of bond premium and discount                            (1,518)          3,764           16,122
      Net realized investment losses                                       65,812          54,796          217,140
      Policyholder assessments on
        investment-type contracts                                         (26,162)        (26,015)         (24,500)
      Interest credited to policyholder account balances                  172,181         173,440          165,416
      Gain on sale of operations                                                -               -          (21,741)
      Impairment of computer software                                       6,197               -           10,241
  Changes in other assets and liabilities:
    Accrued investment income                                              (3,355)        (14,731)         (11,112)
    Reinsurance recoverables                                             (368,812)        (28,825)         (91,166)
    Premiums receivable                                                   (24,339)           (271)          80,320
    Other assets and receivables                                           37,705          32,481          (24,437)
    Deferred tax asset, net                                                51,772          34,247           39,108
    Insurance reserves                                                    480,230         228,203          176,429
    Unearned premiums                                                      13,666         (17,500)          33,221
    Accrued income taxes                                                  (32,982)         15,156           (1,690)
    Accounts payable and other liabilities                                 (2,259)        (68,478)        (169,880)
------------------------------------------------------------------------------------------------------------------

NET CASH PROVIDED BY CONTINUING OPERATING ACTIVITIES                      469,256         512,276          347,918
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
See accompanying notes to consolidated financial statements.                   7

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Consolidated Statements of Cash Flows, continued
Years Ended December 31, 2011, 2010 and 2009
(000s omitted)

================================================================================

                                                                           2011            2010            2009
------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Purchases of investments:
    Debt securities                                                   $ (2,040,215)   $ (3,264,882)   $ (3,710,458)
    Equity securities                                                      (41,347)        (65,274)        (66,609)
    Mortgage loans                                                        (286,182)       (187,101)        (98,403)
    Real estate                                                             (4,130)         (1,994)         (7,633)
    Short-term investments                                                  (7,310)        (82,728)         (8,126)
    Limited partnerships                                                  (117,587)       (136,653)        (87,017)
    Other invested assets                                                 (432,907)       (353,238)       (657,424)
  Proceeds on sale or maturity of investments:
    Debt securities                                                      1,721,561       2,481,188       2,975,622
    Equity securities                                                       95,997         167,258          70,437
    Mortgage loans                                                         124,823         109,449          89,644
    Real estate                                                                  7             -             1,642
    Short-term investments                                                     328          85,052         218,269
    Limited partnerships                                                    64,889          36,687          75,631
    Other invested assets                                                  370,655         404,256         515,080
  Purchases of office properties, equipment, and
    computer software, net                                                 (38,246)        (26,389)        (26,732)
  Proceeds from sale of discontinued operations                                  -               -         199,935
  Proceeds from sale to mutual fund alliance                                     -               -          10,312
  Distribution from sale of unconsolidated affiliate                             -               -          (4,323)
  Cash paid for acquisitions                                                     -               -         (49,148)
  Cash acquired in acquisition                                                   -               -          77,292
  Change in policy loans and other, net                                         67           1,501            (101)
------------------------------------------------------------------------------------------------------------------

NET CASH USED IN INVESTING ACTIVITIES                                     (589,597)       (832,868)       (482,110)
------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholder account deposits                                            820,389         834,508       1,032,472
  Policyholder account withdrawals                                        (645,401)       (742,613)       (669,716)
  Change in bank overdrafts                                                 33,303          (1,238)        (28,010)
  Proceeds from sale-leaseback                                              30,012               -               -
  Repurchase of noncontrolling interests                                         -         (10,743)        (17,617)
  Notes payable - borrowings                                               140,000         230,000         107,000
  Notes payable - repayments                                              (251,911)        (95,177)       (122,000)
------------------------------------------------------------------------------------------------------------------

NET CASH PROVIDED BY FINANCING ACTIVITIES                                  126,392         214,737         302,129
------------------------------------------------------------------------------------------------------------------

CHANGE IN CASH AND CASH EQUIVALENTS                                          6,051        (105,855)        167,937
CASH FLOW FROM DISCONTINUED OPERATIONS (NOTE 14)                            11,554           7,536         (59,726)
EFFECT OF FOREIGN EXCHANGE RATE ON CASH                                      1,917          (3,947)          2,853
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR                             243,912         346,178         235,114
------------------------------------------------------------------------------------------------------------------

CASH AND CASH EQUIVALENTS AT END OF YEAR                              $    263,434    $    243,912    $    346,178
==================================================================================================================

SUPPLEMENTAL DISCLOSURE OF CASH INFORMATION:
  Cash paid during the year for interest                              $     12,695    $      2,688    $      2,484
  Cash paid (received) during the year for income taxes                      6,985          (3,430)        (42,072)
==================================================================================================================

--------------------------------------------------------------------------------
See accompanying notes to consolidated financial statements.                   8

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

NOTE 1: GENERAL

NATURE OF BUSINESS

CUNA Mutual Insurance Society ("CUNA Mutual" or, with its subsidiaries, the "Company") is a mutual life insurance company organized under the laws of Iowa for the principal purpose of serving the insurance needs of credit unions and their members. Its primary products include group credit life and group credit disability sold to credit unions; retirement plans, and group life and disability products for credit union employees; and life, health and annuity policies for credit union members. The Company markets its products for credit union members through face-to-face and direct response distribution systems, while group products are sold primarily by salaried representatives. CUNA Mutual's subsidiaries and affiliates are also engaged in the business of property and casualty insurance, retail investment brokerage, private mortgage insurance, and other businesses useful to credit unions and their members, multi-peril crop insurance (through the federal government) and crop hail insurance directly written by the Company.

CUNA Mutual is licensed to sell insurance in all 50 states and the District of Columbia and most of its revenue and the revenues of its affiliated companies are generated in the United States. It also conducts business in foreign countries through branch offices or subsidiaries. None of these foreign operations and no individual state in the United States represents more than 15%, 12% and 8% of the Company's premiums for the years ended December 31, 2011, 2010 and 2009, respectively.

MUTUAL HOLDING COMPANY

In June 2011, the Board of Directors of CUNA Mutual approved a plan that would convert the Company from a mutual insurance company structure to a mutual holding company ("MHC") structure. In September 2011, policyholders and the Iowa Insurance Commissioner approved the plan to reorganize CMIS into a MHC. The new MHC structure became effective January 31, 2012, see Note 16 for further discussion.

NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of CUNA Mutual and companies in which the Company directly or indirectly has a controlling financial interest. All intercompany accounts and transactions have been eliminated.

USE OF ESTIMATES

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and, in some cases, the difference could be material. Investment valuations, determinations of other-than-temporary impairments, deferred policy acquisition costs and the related amortization and recoverability, capitalized costs for and determination of impairment of goodwill and intangible assets, deferred tax asset valuation reserves, insurance reserves, reinsurance balances and pension and post-retirement obligations are most affected by the use of estimates and assumptions.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

INVESTMENTS

Investments in debt securities, including bonds and redeemable preferred stocks, and investments in equity securities, including common stocks and non-redeemable preferred stocks, are classified as available for sale and are carried at fair value.

Unrealized gains and losses on investments in debt and equity securities, net of any deferred federal income taxes, are included in accumulated other comprehensive income (loss) as a separate component of policyholders' surplus unless designated as a hedged item in a fair value hedge.

Debt securities are considered other-than-temporarily impaired, when the Company does not have the intent to sell or does not believe it is more likely than not that it will be required to sell such debt securities, but where the Company believes it is probable it will not recover its amortized cost, the difference between the fair value and amortized cost is an OTTI. In determining whether an unrealized loss is expected to be other than temporary, the Company considers, among other factors, any plans to sell the security, the severity and duration of impairment, financial position of the issuer, recent events affecting the issuer's business and industry sector, credit ratings, and the ability of the Company to hold the investment until the fair value has recovered. See Note 3 for further discussion.

Equity securities are considered other-than-temporarily impaired, and their recorded value written down to fair value with the impairment loss being recognized in net realized investment losses, when management expects the cost not to be recoverable. In determining whether an unrealized loss is expected to be other than temporary, the Company considers, among other factors, any plans to sell the security, the severity and duration of impairment, financial position of the issuer, recent events affecting the issuer's business and industry sector, credit ratings, and the intent and ability of the Company to hold the investment until the fair value has recovered. See Note 3 for further discussion.

Mortgage loans held for investment are generally carried at their aggregate unpaid principal balance, adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances. The loan portfolio consists mainly of commercial mortgage loans made to borrowers throughout the United States collateralized by completed properties. We believe all of the loans in the portfolio share three primary credit related risks: borrower creditworthiness; sustainability of the cash flow of the property; and property valuation; therefore, the method for monitoring and assessing credit risk is consistent for the entire portfolio. Mortgage loans are considered to be impaired when management, based on assessments performed on a loan-by-loan basis, finds it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's original effective interest rate, (b) the loan's observable market price or (c) the fair value of the collateral. Changes in valuation allowance, if any, are recorded in net realized investment losses. See Note 3 for further discussion.

In 2009, a subsidiary of the Company, which was an investment company, carried its investments in mortgage loans at fair value. In 2010, the subsidiary was liquidated and its remaining mortgage loans were transferred to CUNA Mutual at the subsidiaries' carrying amount of the loans. That carrying amount exceeded the amortized cost of the mortgage loans by $1,863, and the difference is being amortized to income over the life of the mortgage loans by CUNA Mutual.

Investments in real estate are carried at cost net of accumulated depreciation. When events or circumstances indicate the carrying value of real estate may not be recoverable assets are tested for impairment Real estate is deemed to be impaired when the carrying value exceeds the sum of the undiscounted cash flows expected to result from the investment. Impaired real estate is written down to estimated fair value with the impairment loss being included in net realized investment losses.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

In 2008, certain investments in real estate, with a carrying value of $21,221 were reclassified to held-for-sale based on management's decision to market those properties for sale, and the Company ceased depreciating the properties. In 2010, management decided to discontinue actively marketing these properties. As a result of this decision, the properties were reclassified to held-for-investment and normal depreciation resumed, and the $3,722 of depreciation that would have been recorded while the properties were classified as held-for-sale was recorded in net realized investment losses.

Policy loans are reported at their unpaid principal balance.

Equity in unconsolidated affiliates includes investments in companies (principally the Company's 50% interest in CMG Mortgage Insurance Company and CMG Mortgage Assurance Company) in which the Company can exercise significant influence over the operating and financial policies of the investee. Generally, this occurs when the Company's ownership ranges from 20% to 50%. The Company accounts for these investments using the equity method whereby the Company's proportionate share of the net income of these unconsolidated affiliates is reported in the consolidated statement of comprehensive income, net of related income taxes.

Equity in unconsolidated affiliates investments are assessed for impairment annually or whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable. An impairment loss may need to be recognized to the extent the carrying value of the assets exceeds the fair value of such assets. The amount of any such impairment loss could be significant and could have a material adverse effect on reported financial results for the period in which the loss is recognized. The estimation of fair values requires assumptions by management about factors that are uncertain including future cash flows, the appropriate discount rate and other factors. Different assumptions for these factors could create materially different results.

Limited partnerships primarily represent interests in companies that primarily invest in debt and equity securities of other companies. Investments in limited partnerships are accounted for using the equity method. The portfolios of these limited partnerships frequently include non-investment grade debt and private equity securities of smaller, privately held companies, which are significantly less liquid than publicly traded securities. These investments often require the estimation of fair value by the limited partnership in the absence of readily determinable market values.

Short-term investments include debt securities with maturities under one year at date of purchase and are reported at amortized cost, which approximates fair value.

Other invested assets primarily represent derivatives, student loans, investments receivable and notes receivable. Derivative financial instruments are accounted for at fair value. See "Derivative Financial Instruments" below for a detailed discussion of the Company's derivatives. For certain derivatives, the counterparty requires margin deposits as well as daily cash settlements of margin accounts, and amounts on deposit are included in other invested assets. The Company elected to carry student loans at fair value, and changes in fair value are reported in net realized investment losses. Notes receivable are carried at amortized cost.

Interest income related to mortgage-backed and other structured securities is recognized on an accrual basis using a constant effective yield method, based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and such adjustments are reflected in net investment income. Prepayment assumptions for loan-backed bonds and structured securities are based on industry averages or internal estimates. Interest income related to non-structured securities is recognized on an accrual basis using a constant effective yield method. Discounts and premiums on debt securities are amortized over the estimated lives of the respective securities on an effective yield basis. Dividends are recorded at the ex-dividend date. Investment income is also derived from real estate investments, limited partnerships, student loans, notes receivable and derivative activity. Income from real estate investments, student loans and notes receivable is accounted for on an accrual basis. Income from investments in limited partnership interests accounted for under the equity method of accounting is recognized based on the reported financial results of the entity and the

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

Company's proportionate interest, and is generally recognized on a three-month lag basis as a result of the reporting lag by the limited partnerships.

Realized gains and losses on the sale of investments are determined on a specific identification basis and are recorded on the trade date.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative instruments, such as interest rate swaps, equity options, cross currency swaps, foreign currency futures, credit default swaps and crop price options to manage exposure to various currency and market risks. All such derivatives are recorded in the consolidated balance sheets at fair value.

Derivatives embedded within non-derivative host contracts must be separated from the host instrument when the embedded derivative is not clearly and closely related to the host instrument. Embedded derivative instruments subject to bifurcation are also accounted for at fair value. Examples of embedded derivatives include certain guarantees contained in variable annuity policies and equity indexed annuities.

The Company may designate certain derivatives as fair value hedges, cash flow hedges or hedges of net investment. At inception of the hedge, the Company formally documents the hedging relationship, risk management objective and strategy. In addition, the documentation includes a description of the hedging instrument, hedged transaction, nature of the risk being hedged and methodologies for assessing effectiveness and measuring ineffectiveness. Quarterly, the Company performs procedures to measure the effectiveness of the hedging relationship and the change in fair value associated with any ineffectiveness is recorded in net realized investment losses.

Fair Value Hedges: The Company designates certain interest rate swaps, foreign currency futures and forward contracts as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item due to hedged risk. The changes in fair value of the hedging instruments used in fair value hedges are recorded in net realized investment losses. The changes in fair value of the hedged item, attributable to the risk being hedged, are also recorded in net realized investment losses. The difference between the changes in fair value of the hedging instrument and the changes in fair value of the hedged item represents the ineffectiveness in an otherwise effective hedging relationship.

Cash Flow Hedges: The Company designates cross currency swaps and interest rate swaps as cash flow hedges when the hedging instrument is highly effective in offsetting the hedged risk of variability in cash flows that could affect net income. The changes in fair value of the swaps attributable to hedged risk are recorded in accumulated other comprehensive income (loss) to the extent the hedge is effective, with any ineffectiveness recorded in net realized investment losses. Amounts are reclassified from accumulated other comprehensive income
(loss) to net investment income when the hedged item is included in earnings.

Hedges of Net Investments: The Company uses foreign currency futures to hedge a portion of the outstanding after tax equity in its consolidated foreign affiliates from the effects of fluctuations in currency exchange rates. When deemed effective, changes in fair value of the foreign currency futures are recorded in accumulated other comprehensive income (loss). Any ineffectiveness, in an otherwise effective hedging relationship, is recorded in net realized investment losses.

Non-Hedge Derivatives: Changes in fair value and the income and expenses associated with derivatives used to hedge guarantees of various annuity products and crop price options, which are not classified as qualified hedges, are recorded in net realized investment losses.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include unrestricted deposits in financial institutions, money market mutual funds, U.S. Treasury bills, and commercial paper with maturities at the date of purchase of 90 days or less.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

MUTUAL FUND ALLIANCE

On June 30, 2009, the Company established an alliance, in which the Company has a 30% non-voting equity interest, with an investment management firm for the administration and management of its mutual funds. The Company transferred the asset management of these funds to the alliance for $10,312 in cash consideration and established a receivable for $13,948 to be paid in annual installments over the three years ending June 20, 2012. In addition, interest is accrued over that period. The outstanding receivable balance at December 31, 2011 is $3,923. The Company may receive additional payments after three years subject to certain contingencies. The Company recorded a gain of $23,147 in 2009 on this transaction which is included in other income in the accompanying consolidated statement of comprehensive income. The Company receives a percentage of the advisory fees charged by the alliance on an ongoing basis.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

Credit life and disability insurance coverages are issued on either a single or monthly premium basis and revenue is recognized in relation to anticipated benefits to policyholders. Generally, individual and group life and health insurance premiums are recognized as earned generally on a monthly pro rata basis over the time period to which the premiums relate. Property and casualty insurance premiums are generally earned ratably over the periods to which the premiums relate. Premiums for crop insurance are recorded on the later of the effective date of the contract or when the amount of premiums can be reasonably estimated and are earned on a pro rata basis over the period of risk. Certain property and casualty contracts insure lenders against losses related to loan collateral, and the premium for these policies is recognized over the expected period of exposure, usually two to six years; such premium is recognized on an accelerated basis versus on a pro rata method to reflect the higher loan balance, and therefore exposure to loss, in the early period of the loan term. An unearned premium reserve is established for the unexpired portion of insurance premiums.

The Company has entered into retrospective rating agreements for certain group life, credit life, credit disability, and liability contracts. Retrospective premiums are accrued as an increase or decrease to premium based on premium and claim experience for each qualifying policy and are included as an offset to claim and policy benefit reserves.

Term-life and whole-life insurance premiums are recognized as premium income when due. Policy benefits and expenses for these products are recognized in relation to the premiums so as to result in the recognition of profits over the expected lives of the policies and contracts.

Revenue is recognized at the time of issue on immediate annuity and supplemental contracts that subject the Company to mortality or longevity risk (risk that the Company will have to make payments contingent upon the continued survival of an insured or insureds). A deferred profit liability is established for the excess of the gross premium collected over the sum of acquisition expenses incurred plus the initial benefit and maintenance expense reserve established. Deferred profits are included within life and health reserves and are recognized over the expected benefit payment period.

Amounts collected on policies not subject to significant mortality or longevity risk, principally group annuity and deferred annuity contracts (investment contracts), are recorded as increases in policyholder account balances. Revenues for investment contracts principally consist of net investment income and contract charges such as expense and surrender charges. Expenses for investment contracts consist of interest credited to contracts, benefits incurred in excess of related policyholder account balances and policy maintenance costs.

Universal life-type policies are insurance contracts with terms that are not fixed or guaranteed. Amounts received as payments for such contracts are credited to policyholder account balances. Revenues from universal life-type policies, which are recorded as contract charges in the accompanying consolidated statements of comprehensive income, consist of fees assessed against policyholder account balances for surrender charges, cost of insurance

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts and benefits incurred in excess of related policyholder account balances.

OTHER INCOME

The Company acted as an advisor for mutual funds and earned investment advisory fees in accordance with the underlying agreements until June 30, 2009. In connection with the Mutual Fund Alliance, the Company receives 30% of advisory fees earned by the alliance.

The Company acts as an investment advisor and administrator for employee benefit plans. Revenues for advisory services are recognized pro rata, largely based upon contractual rates applied to the market value of each customer's portfolio. Fees received for employee benefit plan recordkeeping and reporting services are recognized as revenue when the service is performed. Administrative fees paid in advance are deferred and recognized over the period of service. The Company sells non-proprietary insurance products and recognizes commission income on the policy effective date, net of an allowance for refunds on estimated cancellations.

DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENTS

Deferred Costs: The costs of acquiring insurance business that vary with, and are primarily related to, the production of new and renewal business are deferred to the extent that such costs are deemed recoverable from future profits. Such costs principally include commissions and sales costs, premium taxes, and certain policy issuance and underwriting costs. In addition, the Company reimburses credit unions for certain administrative expenses they incur in the production of new and renewal business sold for the Company. These expenses primarily relate to credit life and credit disability policies as well as property and casualty products sold to credit unions and credit union members, products of other insurers sold on a brokered basis, and certain investment products. Such reimbursements totaled $202,870, $198,055 and $202,741 for the years ended December 31, 2011, 2010 and 2009, respectively. These expenses are also deferred unless the expenses are associated with non-insurance products or brokered business or do not vary with production.

Amortization of Costs: Costs deferred on property and casualty insurance products and credit life and credit disability policies are amortized over the term of the related policies in proportion to the premium recognized as earned. For term-life and whole-life insurance products, deferred policy acquisition costs are amortized in proportion to the ratio of the annual premium to the total anticipated premiums generated by the deferred acquisition costs. For investment contracts (primarily deferred annuities) and universal life-type products, deferred policy acquisition costs are amortized principally over the expected contract life and in any one period in proportion to the relationship of actual gross profits for the period to the present value of all estimated gross profits from mortality, investment, and expense margins. Deferred policy acquisition cost assets for investment contracts and universal life-type products are adjusted retrospectively for changes in the present value of estimated gross profits. Such adjustments are recorded in the period that the change in the present value of future years' gross profits becomes apparent. An additional adjustment to deferred acquisition costs on investment contracts and universal life-type products is made representing the effect on deferred acquisition costs that would occur if the unrealized gains and losses on investments related to these contracts were realized; the offset to this adjustment is included in accumulated other comprehensive income (loss). This adjustment is referred to as shadow deferred acquisition costs ("shadow DAC"). Deferred policy acquisition costs on participating insurance contracts are amortized over the life of the participating contracts at a constant rate based on the present value of the estimated gross margin expected to be realized.

Estimating future gross profits is a complex process requiring considerable judgment and the forecasting of events well into the future. The primary assumptions for determining the amount of the estimated gross profits are future investment returns, including capital gains and losses, on assets supporting contract liabilities, interest crediting rates to contract holders, and the effects of future persistency, mortality, expenses, and hedges, if any. Financial market volatility increases the variability and risk of estimating gross profits, which in turn could impact amortization of the deferred acquisition costs.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

Recoverability and Loss Recognition: Deferred acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing on an annual basis, or when an event occurs that may indicate an inability to recover the deferred costs. To the extent that future policy premiums and investment income or gross profits are not adequate to cover the estimated anticipated losses and maintenance expenses at the time of policy issue, costs that would otherwise qualify for capitalization are not recoverable and are therefore expensed. The Company annually performs a loss recognition test of its deferred acquisition costs which is based on the Company's projections of future profits. To the extent that future policy premiums and investment income or gross profits are not adequate to cover the estimated anticipated losses and expenses, deferred acquisition costs are written off to the extent of any shortfall. Loss recognition in excess of the deferred acquisition costs balance is recognized by an increase in insurance reserves.

The Company expensed $3,257 in 2010 of otherwise deferrable acquisition costs related to long term care insurance based on the Company's assessment of the future profitability of those policies and additionally wrote down deferred acquisition costs of $6,305 as a result of the Company's loss recognition test for all long term care insurance. In 2010, the Company wrote down deferred acquisition costs of $237 and recognized $3,981 of additional reserves as a result of the loss recognition test for loan default insurance. In 2011, additional reserves of $3,897 were recognized on the Company's loan default insurance.

Internal Replacements: An internal replacement is defined as the modification of product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement or rider, or by election of a feature or coverage within a contract. When an internal replacement occurs that results in a substantial change to a policy, unamortized deferred policy acquisition costs, unearned revenues and deferred sales inducements are expensed on the basis that the change constitutes the issuance of a new policy. Acquisition costs, sales inducements, and unearned revenue associated with the new replacement contract are deferred and amortized over the lifetime of the new contract. An internal replacement that is not a substantial change to the initial policy is accounted for as a continuation of the existing contract and the existing deferred acquisition costs, sales inducements and unearned revenue are carried over to the replacement contract.

Sales Inducements: The costs of sales inducements offered on sales to new policyholders are deferred and recorded in other assets and receivables. These costs are primarily related to deferred annuities and are in the form of additional credits to the policyholder's account balance or enhancements to interest credited for a specified period, which are beyond amounts currently being credited to existing contracts. Deferred sales inducements are amortized over the expected contract life in relation to the present value of estimated gross profits from mortality, investment and expense margins.

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                                                                              15

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

OFFICE PROPERTIES, EQUIPMENT AND COMPUTER SOFTWARE

Office properties, equipment and computer software are carried at cost net of accumulated depreciation. Depreciation is determined on a straight-line basis over the estimated useful lives of the assets. The useful life of office equipment and purchased software is generally three to seven years. The useful life of capitalized costs for internally developed software ranges from three to ten years, while the useful life for office properties is generally 20 years. The following table provides a summary of office properties, equipment and computer software.

======================================================================================================
                                                                              2011              2010
======================================================================================================
Office properties                                                         $  209,849        $  203,845
Office equipment                                                             125,732           110,070
Computer software                                                            137,274           160,432
------------------------------------------------------------------------------------------------------
Total cost of office properties, equipment and computer software             472,855           474,347
Accumulated depreciation                                                    (311,644)         (314,079)
------------------------------------------------------------------------------------------------------

Office properties, equipment and computer
  software at cost less accumulated depreciation                          $  161,211        $  160,268
======================================================================================================

Depreciation expense totaled $31,013, $33,401 and $36,581 in 2011, 2010 and 2009, respectively. The Company recorded $6,197 and $10,241 of impairment expense in 2011 and 2009, which is included in operating and other expenses, for impaired internally developed software.

GOODWILL AND OTHER INTANGIBLES

Goodwill and indefinite-lived intangible assets are not amortized but are subject to an impairment test annually, or whenever events or circumstances indicate the carrying amount may not be recoverable. Finite-lived intangible assets are subject to an impairment test whenever events or circumstances indicate the carrying amount may not be recoverable. Based on the results of impairment tests, no impairment charges were required for the years ended December 31, 2011, 2010 or 2009. Finite-lived intangible assets are amortized over their estimated useful lives, ranging from two to twenty years. Amortization is based on the pattern in which the economic benefits are expected to be realized, when determinable; otherwise, straight line amortization is used. The following table provides a summary of goodwill and other intangibles.

======================================================================================================
                                                                              2011              2010
======================================================================================================
Goodwill, net                                                             $  65,603          $  66,641
======================================================================================================

Indefinite-lived intangible asset                                            26,000             26,000
Definite-lived intangible assets                                             15,556             17,024
Accumulated amortization on intangible assets                                (2,918)            (2,653)
------------------------------------------------------------------------------------------------------
Intangible assets, net                                                       38,638             40,371
------------------------------------------------------------------------------------------------------

Total goodwill and other intangibles, net                                 $ 104,241          $ 107,012
======================================================================================================

The indefinite-lived intangible asset primarily represents the value of an agreement with the Federal Crop Insurance Corporation to market multiperil crop insurance. The agreement is renewable annually, contingent

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

upon the Company's compliance with program regulations. It is the Company's intent and expectation to apply for and receive annual approval to renew the agreement. Renewal costs are not material and are not capitalized.

Other intangible assets amortization expense was $1,182, $1,208 and $975 for the years ended December 31, 2011, 2010 and 2009, respectively. The weighted average amortization period of finite-lived assets was 11.9 and 11.9 years as of December 31, 2011 and 2010, respectively.

The Company has completed a number of transactions whereby it purchased subsidiaries resulting in the addition of goodwill and other intangible assets. See Note 15 for further descriptions of these transactions. In 2010, the Company made certain adjustments to goodwill for these acquisitions.

The following table is a summary of the estimated aggregate amortization expense for the next five years and thereafter.

=======================================================================================
ESTIMATED AGGREGATE AMORTIZATION EXPENSE FOR INTANGIBLE ASSETS
=======================================================================================
   2012                                                                           1,392
   2013                                                                           1,629
   2014                                                                           1,544
   2015                                                                           1,444
   2016                                                                           1,390
   Thereafter                                                                     5,239
=======================================================================================

Total estimated amortization expense                                           $ 12,638
=======================================================================================

SEPARATE ACCOUNTS

Separate accounts represent customer accounts related to certain contracts issued by the Company, such as variable annuities and variable life insurance policies, where investment income and investment gains and losses accrue directly to the contract holders who bear the investment risk. In some contracts the Company provides certain guarantees. Such guarantees may include a minimum account value upon death, or minimum withdrawal or accumulation benefits. The liabilities for these guarantees are not included in the separate accounts as they are obligations of the Company. See Note 3, Investments--Embedded Derivatives, for further discussion of these guarantees. Contract holders are able to invest in investment funds managed for their benefit. More than 47% of the separate account assets are invested in unit investment trusts that are registered with the Securities and Exchange Commission. For a portion of 2009, the Company acted as the investment advisor, administrator and distributor for more than 85% of the funds invested in the unit investment trusts and recorded $26,569 of fee income. In 2009 the Company entered into an agreement with a third party whereby the third party became the investment advisor, administrator and distributor, as applicable, for these unit investment trusts, and the Company receives a fee based on the investments attributable to the insurance products generated by the Company. This fee income was $8,816, $8,520 and $4,331 in 2011, 2010 and 2009, respectively.

Separate account assets are legally segregated and may only be used to settle separate account liabilities. Separate account assets are carried at fair value, which is based on daily quoted net asset values at which the Company could transact. Separate account liabilities are equal to the separate account assets and represent contract holders' claims to the related assets. Contract holder deposits to and withdrawals from the separate accounts are recorded directly to the separate account assets and liabilities and are not included in the Company's consolidated statements of comprehensive income.

Charges made by the Company to the contract holders' balances include fees for maintenance, administration, cost of insurance, and surrenders of contracts prior to the contractually specified dates. Such fees are reflected

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

as revenues (contract charges) in the accompanying consolidated statements of comprehensive income when they are assessed to the contract holder by the Company.

INSURANCE RESERVES

Life and health reserves consist principally of future policy benefit reserves and reserves for estimates of future payments on incurred claims reported and unreported but not yet paid. Such estimates are developed using actuarial principles and assumptions based on past experience adjusted for current trends. Any change in the probable ultimate liabilities is reflected in net income in the period in which the change is determined. Gross reserves for unpaid claims and adjustment expenses of $334,815 and $341,729 on certain claims, principally those resulting from a disability, are discounted at rates between .61% and .98% as of December 31, 2011 and 2010.

For non-participating term-life and whole-life insurance products, or participating products for which no policyholder dividends are expected to be paid, future policy benefit reserves are computed using the net level premium method based on assumptions related to estimated future investment yield, mortality, morbidity, withdrawals and expenses. For participating term-life and whole-life insurance products, future policy benefit reserves are computed using the net level premium method based on assumptions related to estimated future investment yield, mortality, morbidity, withdrawals, dividends and expenses at the date of policy issuance. Mortality, morbidity and withdrawal assumptions reflect the Company's historical experience and industry standards. Interest rate assumptions range from 2.3% to 8.0% in 2011 and from 2.3% to 9.5% in 2010. Provisions for adverse deviation have been reflected in the interest assumption and also in the mortality/morbidity assumption where deemed necessary.

For immediate annuities or similar contracts with life contingencies, the reserve is calculated as the present value of future benefits. The mortality rates used are based on standard industry valuation tables, modified for the Company's experience if appropriate, and the interest rates used range from 3.5% to 7.5% in 2011 and from 4.8% to 7.0% in 2010.

Reserves for property and casualty products represent the estimated claim cost and loss adjustment expense necessary to cover the ultimate cost of investigating and settling all losses incurred and unpaid as of the balance sheet date. Similar reserves are also recorded for unpaid life and accident and health benefits. Such reserve estimates are based on individual case estimates for reported losses, estimates for incurred but not reported losses based on past experience and estimated adjustments for ultimate loss expectations based on historical experience patterns and current economic trends and are stated net of estimated salvage and subrogation recoverables of $28,317 and $30,700 at December 31, 2011 and 2010, respectively. Any change in the probable ultimate liabilities, is reflected in net income in the period the change is determined to be necessary; such adjustments generally arise from new information emerging and could potentially be material.

POLICYHOLDER ACCOUNT BALANCES

The Company recognizes a liability at the stated account value for policyholder deposits that are not subject to significant policyholder mortality or longevity risk and for universal life-type policies. The account value equals the sum of the original deposit and accumulated interest, less any withdrawals and expense charges. Average credited rates ranged from 3.0% to 4.0% in 2011 and 3.0% to 4.1% in 2010. Future minimum guaranteed interest rates during the life of the contracts vary from 1.0% to 4.5%.

REINSURANCE

Reinsurance premiums, claims and benefits, commission expense reimbursements, and reserves related to reinsured business ceded are accounted for on a basis consistent with the accounting for the underlying direct policies that have been ceded and the terms of the reinsurance contracts. Premiums and insurance claims and benefits in the consolidated statements of comprehensive income are reported net of the amounts ceded to other

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

companies under such reinsurance contracts. Ceded insurance reserves and ceded benefits paid are included in reinsurance recoverables as an asset. A prepaid reinsurance asset is also recorded for the portion of unearned premiums related to ceded policies. Any contracts that do not sufficiently transfer the risk of loss are recorded using the deposit method of accounting.

Most crop insurance policies are written pursuant to a federal government program, for which the government establishes guidelines, subsidizes a portion of the premium and assumes part of the risk. The Federal Crop Insurance Corporation reinsures a portion of the Company's crop premiums and losses. Participating insurers receive an administrative and operating subsidy from the program based on written premium volume, which partially offsets the cost of selling and servicing the policies. The subsidy is deferred and recognized as a reduction to expense ratably as the related premiums are earned.

BENEFIT PLANS

The Company recognizes costs for its defined benefit pension and postretirement benefit plans on an accrual basis as employees perform services to earn the benefits. Net periodic benefit cost is determined using management estimates and actuarial assumptions to derive service cost, interest cost and expected return on plan assets. Net periodic benefit cost also includes the applicable amortization of any prior service cost (credit) arising from changes in prior years' benefit costs due to plan amendments or initiation of new plans, as well as the applicable amortization of actuarial gains or losses arising from experience different than assumed or changes in actuarial assumptions.

The Company recognizes the funded status of the benefit obligations for each of its plans on the consolidated balance sheet. The actuarial gains or losses, prior service costs and credits, and the remaining net transition asset or obligation that have not been included in net periodic benefit costs are charged, net of income tax, to accumulated other comprehensive income (loss). Each period, changes in funded status are charged, net of income tax, to other comprehensive income.

Calculations of benefit obligations for postretirement medical benefits reflect a reduction for subsidies expected from the federal government pursuant to the Medicare Prescription Drug, Improvement and Modernization Act of 2003. The cost of benefits provided to former or inactive employees after employment, but before retirement, is recognized during an employee's service years if certain requirements are met. Postretirement medical benefits are generally funded on a pay-as-you-go basis. These benefits were eliminated effective December 31, 2008 for non-represented employees and those represented employees who retired prior to June 1, 2005.

INCOME TAXES

The Company recognizes taxes payable or refundable currently and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured by applying the enacted tax rates to the difference between the financial statement and tax basis of assets and liabilities. Deferred income tax assets can be realized through future earnings, including but not limited to the generation of future income, reversal of existing temporary differences and available tax planning strategies. The Company records a valuation allowance for deferred tax assets if it determines it is more likely than not that the asset will not be realized. See Note 5 for further discussion.

The Company is subject to tax-related audits in the normal course of operations. These audits may result in additional tax assets or liabilities. The Company accounts for such contingent liabilities and reports a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return.

FOREIGN EXCHANGE

The Company's financial statements are impacted by changes in foreign currency exchange rates related to foreign-based subsidiaries and branch operations and investment holdings denominated in foreign currencies.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

The accounts of significant foreign-based subsidiaries and branch operations are measured using the local currency as the functional currency. Revenues and expenses of these operations are translated into U.S. dollars at the average exchange rate for the period. Assets and liabilities of these operations are translated at the exchange rate as of the end of the reporting period. The resulting gains or losses from translating foreign currency are included in accumulated other comprehensive income (loss) as a separate component of policyholders' surplus.

The foreign exchange impacts of investment holdings classified as available for sale are included in accumulated other comprehensive income (loss) as a separate component of policyholders' surplus. The foreign exchange impacts on all other investment holdings are reflected as transaction gains and losses in operating and other expenses in the Company's consolidated statements of comprehensive income and were ($704), $620 and $10,356 for the year ended December 31, 2011, 2010 and 2009, respectively.

RECENTLY ADOPTED ACCOUNTING STANDARDS

Financial Accounting Standards Board ("FASB") Accounting Standards Update ("ASU") No. 2009-17 ("ASU 2009-17"), Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities, replaces the quantitative-based risk and rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a variable interest entity ("VIE") and which owner is the primary beneficiary and thus must consolidate it. The new guidance, effective for 2010, is more qualitative and also creates new disclosure requirements. A related pronouncement is ASU No. 2010-10, Amendments for Certain Investment Funds ("ASU 2010-10"), which deferred application of the guidance in ASU 2009-17 for reporting entities with interest in an entity that applies the specialized accounting guidance for investment companies. The Company does not own any entities which it has determined to be VIEs under existing guidance and so ASU 2009-17 had no impact on its 2010 consolidated financial statements upon adoption. The Company does own limited partnerships which qualified for the deferral in ASU 2010-10 and for which the Company must reconsider the accounting when new guidance is issued. The Company has not yet determined the impact of ASU 2010-10 on accounting for those limited partnerships.

FASB ASU No. 2009-13, Multiple Deliverable Revenue Arrangements ("ASU 2009-13"), became effective for new or substantially modified arrangements with multiple deliverables in 2011. The new guidance establishes a selling price hierarchy for determining the selling price of a deliverable and establishes that the allocation of revenue is based on entity specific assumptions rather than those of a marketplace participant. Disclosures are also significantly expanded. Adoption of ASU 2009-13 did not have a material impact on the Company's consolidated financial statements because most of the Company's revenue is accounted for using guidance for insurance contracts, which is unchanged.

FASB ASU No. 2010-06, Improving Disclosures about Fair Value Measurements, adopted in 2010, provides a greater level of disaggregated information and more robust disclosures about valuation techniques and inputs to fair value measurements. New required disclosures related to purchases, sales, issuances, and settlements in the roll forward of activity in level 3 fair value measurements became effective in 2011. Comparative disclosures are not required for reporting periods ending prior to the initial adoption date. The Company has made the required disclosures in Note 4.

In April 2010, the FASB issued ASU No. 2010-15, How Investments Held through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments, which clarifies that an insurance entity should not consider any separate account interests in an investment held for the benefit of policyholders to be the insurer's interests and should not combine those interests with its general account interests in the same investment when assessing the investment for consolidation. This guidance was effective in 2011 and did not have any impact on the consolidated financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

FASB ASU No. 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses, became effective in 2011 for nonpublic entities such as CUNA Mutual. The guidance amends ASC Topic 310, Receivables, to require additional information about the nature of the risk of financing receivables and how the assessment of the risk is used to estimate the allowance for credit losses. In addition, expanded disclosures provide more information regarding changes recognized during the reporting period to the allowance for credit losses. The new guidance does not change how financing receivables or allowances for credit losses are measured. Short-term accounts receivable and receivables measured at fair value are excluded. Comparative disclosures are not required for reporting periods ending prior to the initial adoption date. The Company has made the required disclosures in Note 3.

FASB ASU No. 2011-05, Presentation of Comprehensive Income ("ASU 2011-05") becomes effective in 2012, and should be applied retrospectively; early adoption is permitted. ASU 2011-05 provides companies with the option to present the total of comprehensive income, components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The objective of the standard is to increase the prominence of items reported in other comprehensive income and to facilitate convergence of GAAP and International Financial Reporting Standards. The standard eliminates the option to present components of other comprehensive income as part of the statement of changes in policyholders' surplus. The Company elected to early adopt this standard and has replaced the statement of operations with the statement of comprehensive income and modified the statement of policyholders' surplus. The FASB issued ASU No. 2011-12 in December 2011 which delayed the implementation of the portions of ASU 2011-05 that require presentation of reclassification adjustments out of accumulated other comprehensive income (loss). The FASB will reconsider those requirements at a later date.

The FASB issued ASU No. 2011-08, Testing Goodwill for Impairment, in September 2011. Previous guidance under FASB ASC Topic 350, Intangibles-Goodwill and Other, required an entity to test goodwill for impairment on at least an annual basis, by comparing the fair value of a reporting unit with its carrying amount, including goodwill (step one). If the fair value of a reporting unit is less than its carrying amount, then the second step of the test must be performed to measure the amount of impairment loss, if any. Under the amended standard, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. An entity has the option to first assess qualitative factors to determine whether events or circumstances lead to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount; if not, the two step impairment test is unnecessary. The Company elected to early adopt the new guidance in 2011 as permitted.

ACCOUNTING STANDARDS PENDING ADOPTION

In October 2010, the FASB issued new guidance regarding accounting for deferred acquisition costs (ASU No. 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts ("ASU 2010-26") effective in 2012, with prospective or retrospective application allowed. This guidance modifies the definition of costs that can be deferred by insurance entities when issuing and renewing insurance contracts. Capitalized costs can only include incremental direct costs of contract acquisition, as well as certain costs directly related to acquisition such as underwriting, policy issuance, and medical and inspection fees, and sales force contract selling. This guidance also specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized. All other acquisition related costs should be expensed as incurred. Under ASU 2010-26, to capitalize advertising costs and direct mail solicitation costs, the capitalization criteria included in the Other Assets and Deferred Costs Topic of the FASB Accounting Standards Codification ("ASC") direct response advertising guidance must be met. The Company will adopt ASU 2010-26 in 2012 and will apply it retrospectively to 2004, the earliest practicable date, which will include all prior periods presented in its consolidated financial statements. The Company estimates that the deferred acquisition cost balance will be reduced by approximately $100,000 to $130,000 and total policyholders' surplus will be reduced by approximately $69,000 to $89,000, net of income tax, as of the date of adoption.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

In December 2010, the FASB issued new guidance regarding goodwill impairment testing, ASU No. 2010-28, When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts. This guidance modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity would be required to perform Step 2 of the test if qualitative factors indicate that it is more likely than not that a goodwill impairment exists. The guidance is effective in 2012 for nonpublic entities and is not expected to have a material impact on the Company's consolidated financial statements.

In April 2011, the FASB issued new guidance regarding accounting for troubled debt restructuring, ASU No. 2011-02, A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring ("ASU 2011-02"). The new guidance is effective in 2012 for nonpublic entities and should be applied prospectively. This guidance clarifies whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for the purpose of determining when a restructuring constitutes a troubled debt restructuring. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements and related disclosures.

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure requirements in U.S. GAAP and International Financial Reporting Standards ("ASU 2011-04"), which was issued to create a consistent framework for the application of fair value measurement across jurisdictions. The amendments include clarification of the FASB's intent about the application of existing fair value measurements and disclosure requirements, as well as to change a particular principle or existing requirement for measuring fair value or disclosing information about fair value measurements. There are no additional fair value measurements required upon adoption of ASU 2011-04. The amendments are effective, prospectively, in 2012 and early adoption is prohibited. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements and related disclosures.

In December 2011, the FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11"), effective in 2013. ASU 2011-11 is intended to increase information disclosed about offsetting assets and liabilities, including financial instruments, derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and lending agreements. The objective is to facilitate comparison between entities that prepare their financial statements on the basis of U.S. GAAP and those that prepare their financial statements on the basis of international financial reporting standards. The Company is currently evaluating ASU 2011-11.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

NOTE 3: INVESTMENTS

DEBT SECURITIES

The amortized cost, gross unrealized gains and losses and estimated fair values of debt securities at December 31, 2011 are as follows:

========================================================================================================

                                            AMORTIZED            GROSS UNREALIZED             ESTIMATED
                                               COST           GAINS           LOSSES         FAIR VALUE
--------------------------------------------------------------------------------------------------------
U.S. government and agencies               $   106,189     $     6,543     $        (2)     $   112,730
States and political subdivisions              614,885          49,427          (1,861)         662,451
Foreign government securities                   38,514           1,062          (1,713)          37,863
Domestic corporate securities                3,985,514         337,478         (30,140)       4,292,852
Mortgage-backed securities:
   Residential mortgage-backed                 765,136          37,913         (13,123)         789,926
   Commercial mortgage-backed                  554,485          31,472         (43,391)         542,566
Non-mortgage asset-backed securities:
   Collateralized debt obligations              64,137               -         (32,437)          31,700
   Other                                        64,734           6,701          (2,003)          69,432
Foreign corporate securities                 1,170,517          99,900          (7,522)       1,262,895
--------------------------------------------------------------------------------------------------------

Total debt securities                      $ 7,364,111     $   570,496     $  (132,192)     $ 7,802,415
========================================================================================================

The amortized cost, gross unrealized gains and losses and estimated fair values of debt securities at December 31, 2010 are as follows:

========================================================================================================

                                            AMORTIZED            GROSS UNREALIZED             ESTIMATED
                                               COST           GAINS           LOSSES         FAIR VALUE
--------------------------------------------------------------------------------------------------------
U.S. government and agencies               $   189,223     $     1,770     $    (9,711)     $   181,282
States and political subdivisions              630,474           4,151         (18,657)         615,968
Foreign government securities                   24,062           3,380             (11)          27,431
Domestic corporate securities                3,743,500         200,897         (28,131)       3,916,266
Mortgage-backed securities:
   Residential mortgage-backed                 917,474          14,703         (46,231)         885,946
   Commercial mortgage-backed                  409,462           9,760         (69,117)         350,105
Non-mortgage asset-backed securities:
   Collateralized debt obligations              82,828             367         (43,773)          39,422
   Other                                        38,828           1,235          (1,871)          38,192
Foreign corporate securities                   992,352          62,520          (5,269)       1,049,603
--------------------------------------------------------------------------------------------------------

Total debt securities                      $ 7,028,203     $   298,783     $  (222,771)     $ 7,104,215
========================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

The amortized cost and estimated fair values of investments in debt securities at December 31, 2011, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Because of the potential for prepayment on mortgage-backed and non-mortgage asset-backed securities, such securities have not been displayed in the table below by contractual maturity.

=========================================================================================

                                                              AMORTIZED       ESTIMATED
                                                                COST          FAIR VALUE
-----------------------------------------------------------------------------------------
Due in one year or less                                     $    131,486     $   133,127
Due after one year through five years                            981,087       1,041,873
Due after five years through ten years                         3,361,950       3,642,674
Due after ten years                                            1,441,096       1,551,118
Mortgage-backed securities:
   Residential mortgage-backed                                   765,136         789,926
   Commercial mortgage-backed                                    554,485         542,565
Non-mortgage asset-backed securities:
   Collateralized debt obligations                                64,137          31,700
   Other                                                          64,734          69,432
-----------------------------------------------------------------------------------------

Total debt securities                                       $  7,364,111     $ 7,802,415
=========================================================================================

EQUITY SECURITIES

The cost, gross unrealized gains and losses, and estimated fair values of investments in available for sale equity securities at December 31 are as follows:

=========================================================================================

                                                      GROSS UNREALIZED         ESTIMATED
                                       COST         GAINS        LOSSES       FAIR VALUE
-----------------------------------------------------------------------------------------
2011                                $  24,910     $  1,449     $  (3,480)     $  22,879
2010                                   82,883        2,175        (5,759)        79,299
=========================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

MORTGAGE LOANS

At December 31, 2011, the commercial mortgage loan portfolio had an average remaining life of 6.0 years, with all principal due prior to 2036. The Company limits its concentrations of credit risk by diversifying its mortgage loan portfolio so that loans made in any one major metropolitan area are not greater than 20% of the aggregate mortgage loan portfolio balance. No loan to a single borrower represented more than 3.4% of the aggregate mortgage loan portfolio balance.

The following table provides the current and past due amounts of the mortgage loan portfolio at December 31:

================================================================================

                                                       2011              2010
--------------------------------------------------------------------------------
Current                                             $ 960,150         $ 808,314
60 to 90 days past due                                    444                83
Greater than 90 days past due                          13,444             5,054
Valuation allowance on impaired loans                  (7,766)           (3,359)
Unamortized premium (discount)                          1,002             1,503
--------------------------------------------------------------------------------

Total carrying value                                $ 967,274         $ 811,595
================================================================================

The Company's mortgage loans are located throughout the United States. The following table identifies states with greater than 5% of the commercial mortgage portfolio at December 31:

================================================================================

                                                       2011               2010
--------------------------------------------------------------------------------
California                                            16.0%               16.7%
Texas                                                  8.8                 9.4
Ohio                                                   6.7                 6.6
Illinois                                               6.6                 7.0
New Jersey                                             6.0                 6.2
Georgia                                                6.0                 3.4
Kansas                                                 5.2                 6.4
Florida                                                3.7                 5.5
================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

================================================================================

                                                       2011                2010
--------------------------------------------------------------------------------
Industrial                                              36.1%              30.2%
Office                                                  21.3               25.9
Retail                                                  25.8               25.6
Multi-family                                            11.6                9.5
Other                                                    5.2                8.8
--------------------------------------------------------------------------------

 Total                                                 100.0%             100.0%
================================================================================

The Company had mortgage loan restructures in 2011, 2010 and 2009 that were considered troubled debt restructurings. These restructurings included changes to interest rates, extending payment terms and suspension of principal payments. The terms of the restructures in 2011 and 2010 resulted in charges to earnings of $4,658 and $1,567, respectively, which was included in net realized investment losses; the amount of the pre-restructuring contractual loan balances in 2011 and 2010 was $24,011 and $12,825, respectively. The 2009 restructure did not result in a charge to income and related to a loan balance of $7,465. The Company has no commitments at December 31, 2011 or 2010 to lend additional funds to mortgagors whose existing mortgage terms have been restructured in a troubled debt restructuring.

Valuation allowances are maintained at a level we believe is adequate to absorb estimated probable credit losses of each specific loan. Management performs a periodic evaluation of the adequacy of the allowance for losses based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions, and other relevant factors. Trends in market vacancy and rental rates are incorporated into the analysis of monitored loans and may contribute to the establishment of (or an increase or decrease in) an allowance for credit losses. In addition, a review of each loan in our commercial mortgage loan portfolio is performed on an annual basis to identify emerging risks. A loss reserve is established or adjusted for specific loans as warranted based on this analysis. Our process for determining past due or delinquency status begins when a payment date is missed. The Company places loans on non-accrual status when it is probable that income is uncollectible. Income received after a loan is put on non-accrual status is recognized on a cash basis. As of December 31, 2011 and 2010, mortgage loans in non-accrual status totaled $3,194 and $4,075, respectively. Mortgage loans deemed uncollectible are written off against the allowance for losses, which is also adjusted for subsequent recoveries, if any. Management has evaluated the need for a mortgage valuation allowance based on a process which requires significant judgment. Management continually assesses the need for, and level of, the valuation allowance and as a result of current available facts and circumstances has recorded an estimate as of the balance sheet.

We measure and assess the credit quality of our mortgage loans by using loan to value and debt service coverage ratios. The loan to value ratio compares the principal amount of the loan to the fair value of the underlying property collateralizing the loan and is commonly expressed as a percentage. Loan to value ratios greater than 100% indicate that the principal amount is greater than the collateral value. Therefore, all else being equal, a lower loan to value ratio generally indicates a higher quality loan. The debt service coverage ratio compares a property's net operating income to its debt service payments. Debt service coverage ratios of less than 1.0 indicate that property operations do not generate enough income to cover its current debt payments. Therefore, a higher debt service coverage ratio generally indicates a higher quality loan. The loan to value and debt service coverage ratios were updated as of December 31, 2011.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

Information concerning impaired mortgage loans with specific valuation allowances including those which met the criteria for a troubled debt restructuring, is as follows as of and for the years ended December 31:

================================================================================

                                                       2011              2010
--------------------------------------------------------------------------------
Number of impaired loans                                   10                 7

Principal balance of impaired loans                 $  34,770         $  19,469
Valuation allowance on impaired loans                   7,766             3,359
Carrying value of impaired loans                       27,004            16,110
Average carrying value of impaired loans               29,163            15,951
Interest income recognized on impaired loans            1,498               609
Amount of interest collected on impaired loans            986               578
================================================================================

A rollforward of the valuation allowance for the years ended December 31 is as follows:

================================================================================

                                                       2011              2010
--------------------------------------------------------------------------------
Beginning balance                                   $   3,359         $   1,355
Provision                                               4,767             5,006
Other                                                    (360)           (3,002)
--------------------------------------------------------------------------------

Ending balance                                      $   7,766         $   3,359
================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

Loan to value and debt service coverage ratios are used as credit quality indicators for our mortgage loans, which were as follows at December 31, 2011:

================================================================================

                                                                     AVERAGE
                                                 PRINCIPAL         DEBT SERVICE
                    LOAN TO VALUE                  AMOUNT         COVERAGE RATIO
--------------------------------------------------------------------------------
Less than 65%                                   $  505,825                  1.86
65% to 74%                                         215,051                  1.34
75% to 100%                                        200,861                  1.24
Greater than 100%                                   45,537                  0.81
--------------------------------------------------------------------------------

Total mortgage loans                            $  967,274                  1.60
================================================================================

Loan to value and debt service coverage ratios are used as credit quality indicators for our mortgage loans, which were as follows at December 31, 2010:

================================================================================

                                                                     AVERAGE
                                                 PRINCIPAL         DEBT SERVICE
                    LOAN TO VALUE                  AMOUNT         COVERAGE RATIO
--------------------------------------------------------------------------------
Less than 65%                                   $  344,314                  1.78
65% to 74%                                          94,336                  1.33
75% to 100%                                        292,339                  1.32
Greater than 100%                                   80,606                  0.68
--------------------------------------------------------------------------------

Total mortgage loans                            $  811,595                  1.51
================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

REAL ESTATE

Real estate investments consisted of the following at December 31:

================================================================================

                                                       2011              2010
--------------------------------------------------------------------------------
Real estate                                         $  94,053         $  89,630
Accumulated depreciation                              (41,798)          (38,564)
--------------------------------------------------------------------------------

Net real estate held for the production of income   $  52,255         $  51,066
================================================================================

Depreciation expense on investments in real estate, which is netted against rental income and included in net investment income, totaled $3,234, $2,323 and $300 for the years ended December 31, 2011, 2010 and 2009, respectively. There were no impairments required to be recognized on real estate in 2011, 2010 or 2009. In 2011 and 2010, the Company acquired real estate owned properties with a fair value of $1,946 and $18,000, respectively, which had previously been collateral for mortgage loans. These transactions were accomplished through a deed in lieu of foreclosure and, accordingly, involved no cash payments and are not included in the consolidated statements of cash flows.

Real estate investments were categorized as follows at December 31:

==============================================================================================

                                                          2011                    2010
                                                  --------------------------------------------
                                                   AMOUNT     PERCENT      AMOUNT     PERCENT
----------------------------------------------------------------------------------------------
Real estate held for the production of income:
  Office                                          $ 32,144      61.5%     $ 32,309      63.3%
  Land                                               3,765       7.2         3,766       7.4
  Retail                                             2,199       4.2           694       1.3
  Industrial                                        13,855      26.5        14,297      28.0
  Other                                                292       0.6             -         -
----------------------------------------------------------------------------------------------

Total real estate investments                     $ 52,255     100.0%     $ 51,066     100.0%
==============================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

EQUITY IN UNCONSOLIDATED AFFILIATES

Equity in Unconsolidated Affiliates includes the Company's 50% investment interest in CMG Mortgage Insurance Company and CMG Mortgage Assurance Company along with investments in other less significant affiliates.

CMG Mortgage Insurance Company ("CMG MI") is a 50/50 corporate joint venture with PMI Mortgage Insurance Co. ("PMI"), and was formed as a strategic alliance in 1994 to offer residential mortgage guaranty insurance for loans originated by credit unions. CMG Mortgage Assurance Company ("CMGA") is an affiliated entity, also jointly-owned 50/50 with PMI, which began offering insurance policies on second mortgages for loans originated by credit unions in 2001 until 2008, when the existing portfolio was put into runoff. CMGA is also the parent company of CMG Mortgage Reinsurance Company ("CMG Re"), a provider of reinsurance coverage in excess of 25% of the insured loan on policies issued by CMG MI after July 1, 1999.

The Company and PMI both provide services to CMG MI, CMGA and CMG Re in accordance with various service agreements. The Company primarily provides investment management, marketing, and administrative services, and PMI primarily provides underwriting, claims, actuarial, management, I/T, and accounting services.

On September 30, 2010 CMG Re issued two surplus notes to the Company and PMI for $5,000 each. The notes are due September 30, 2020 and bear interest at a rate of 6.25% per annum in arrears on September 30 each year until 2015 and thereafter 9.0% per annum until maturity.

The Company is party to a capital support agreement revised in 2010 whereby PMI and the Company agreed to contribute up to $37,650 each, subject to certain limitations, so as to maintain the statutory risk-to-capital ratio of CMG MI at or below 23 to 1. See Note 13, Commitments and Contingencies--Capital Support Agreement, for further description of this arrangement.

The carrying value, ownership percentage and summarized financial information of significant unconsolidated affiliates for the years ended and at December 31 are set forth in the table below:

========================================================================================================

           NAME OF AFFILIATE                    CUNA MUTUAL               CUNA MUTUAL SHARE OF NET
           AND THE COMPANY'S                   CARRYING VALUE             INCOME (LOSS), AFTER TAX
         OWNERSHIP PERCENTAGE               2011         2010         2011          2010          2009
--------------------------------------------------------------------------------------------------------
CMG Mortgage Insurance
   Company (50%)                         $  95,553    $  95,032    $ (3,400)    $   (8,951)    $ (6,070)
CMG Mortgage Assurance
   Company (50%)                             6,697        8,071      (1,209)        (2,388)      (1,412)
All other affiliates (various
   ownership percentages)                    2,046        2,002           4           (722)      (1,358)
--------------------------------------------------------------------------------------------------------

Total                                    $ 104,296    $ 105,105    $ (4,605)    $  (12,061)    $ (8,840)
========================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

The total assets and liabilities for significant unconsolidated affiliates at December 31, 2011 and 2010 are set forth in the table below:

=================================================================================

                                     ASSETS   LIABILITIES    ASSETS   LIABILITIES
                                      2011        2011        2010        2010
---------------------------------------------------------------------------------
CMG Mortgage Insurance Company     $ 374,561   $ 183,438   $ 387,018   $ 196,953
CMG Mortgage Assurance Company        44,866      31,464      51,146      35,003
=================================================================================

In October 2011, the Arizona Department of Insurance placed PMI under its possession and control pending a receivership hearing due to failure to maintain regulatory capital requirements. In addition, PMI's parent company, The PMI Group, Inc., filed for chapter 11 bankruptcy protection in November 2011. Given these developments, if PMI were unable to perform under the terms of the service agreements, the operations of the joint venture could suffer. The joint shareholders agreement provides for certain remedies and potential courses of action if such an event were to occur, and we may be required to perform an impairment analysis to assess whether the carrying amount of our investments in CMG Mortgage Insurance Company or CMG Mortgage Assurance Company are fully recoverable.

LIMITED PARTNERSHIPS

The Company accounts for its investments in limited partnerships using the equity method. Accordingly, the Company's investments in these limited partnerships are carried at cost plus or minus the Company's equity in the undistributed earnings or losses as reported by the partnerships. As a result of delays in the reporting of results by the partnerships, the Company generally records its equity interests on a one quarter lag basis, which means the partnership results for the fourth quarter are not recorded until the first quarter of the following year.

The cost and carrying values of limited partnerships by type were as follows at December 31:

========================================================================================
                                         2011                          2010
                                 COST      CARRYING VALUE     COST       CARRYING VALUE
----------------------------------------------------------------------------------------
Energy                        $   59,972   $       57,983   $   43,917   $       38,910
Mezzanine                        184,037          177,988      163,234          159,976
Private equity                   212,798          220,172      201,300          186,668
Real estate                       75,620           44,252       72,261           36,306
----------------------------------------------------------------------------------------

Total limited partnerships    $  532,427   $      500,395   $  480,712   $      421,860
========================================================================================

The Company funded additional investments in limited partnerships of $117,587 in 2011 and $96,692 in 2010, respectively. See Note 13 for information regarding the Company's funding commitments to limited partnerships.

The limited partnerships owned were designed to be liquidated after full funding, generally eight to twelve years, at the discretion of the general partners, and investors do not have the option to redeem their interests. For the Company's investments in limited partnerships the majority of liquidations are expected to occur between 2013 and 2021.

Energy private equity funds invest in companies that primarily engage in the exploration, production, transportation and service industries in the oil, natural gas, metals and mining industries. Mezzanine limited

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

partnerships invest in debt or debt like instruments but may also include an equity component. Mezzanine funds tend to generate steady interest payments. Private equity limited partnerships make direct investments in companies with the intent of improving the financial results over a period of time to allow for positive returns upon a liquidity event. Real estate limited partnerships are private equity funds that primarily invest in commercial, hospitality, office, and multi-family real estate.

SHORT-TERM INVESTMENTS

Short-term investments at amortized cost, which approximates fair value as of December 31, are as follows:

================================================================================

                                                           2011           2010
--------------------------------------------------------------------------------
Foreign government securities                           $   6,140      $       -
Domestic corporate securities                                 763              -
Certificates of deposit                                     1,021            994
--------------------------------------------------------------------------------

Total short-term investments                            $   7,924      $     994
================================================================================

OTHER INVESTED ASSETS

Other invested assets as of December 31 are as follows:

================================================================================

                                                           2011           2010
--------------------------------------------------------------------------------
Derivative financial instruments                        $  37,430      $   9,896
Margin deposits                                            30,625              -
Student loans, at fair value                               19,989         18,896
Investments receivable                                     21,774            291
Investment in FHLB                                         11,902         16,030
Notes receivable                                            8,205         15,456
Other                                                          10             10
--------------------------------------------------------------------------------

Total other invested assets                             $ 129,935      $  60,579
================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

NET INVESTMENT INCOME

Sources of net investment income for the years ended December 31 are summarized as follows:

====================================================================================

                                                 2011          2010          2009
------------------------------------------------------------------------------------
Debt securities, available for sale           $  392,131    $  376,892    $  350,737
Equity securities, available for sale                293         2,037         6,116
Mortgage loans                                    53,747        47,964        45,380
Real estate                                       11,272        10,496        11,044
Policy loans                                       6,876         6,843         7,193
Limited partnerships
  Equity in change in fair value                  32,939        12,685       (27,886)
  Equity in other income                          37,577        25,664        20,357
Derivative financial instruments                     387           929         1,158
Short-term investments and other                   5,690         5,497         5,576
====================================================================================

Total gross investment income                    540,912       489,007       419,675
    Less: Investment expenses                    (28,684)      (25,959)      (22,061)
------------------------------------------------------------------------------------

Net investment income                         $  512,228    $  463,048    $  397,614
====================================================================================

Additional net investment income of $4,501, $7,714 and $15,991 in 2011, 2010 and 2009, respectively, has been included with the results of discontinued operations. See Note 14 for further discussion.

Limited partnerships generally carry their investments at fair value. Changes in fair value are a component of the results of operations reported by the partnerships and are therefore included in the Company's recorded share of income. This accounting policy contributes to potentially significant fluctuations in the operating results of the Company's interests in limited partnerships. In addition, determinations of the fair value of such investments by the limited partnerships are highly judgmental given the nature of the investments held by these limited partnerships, the fact that observable market data is frequently not available, and the current market conditions, which are still generally illiquid. Accordingly, the values assigned are subject to risks of variability.

The Company's equity in the change in fair value of its limited partnerships for each of the past three years, by partnership type is summarized below:

====================================================================================

                                                 2011          2010          2009
------------------------------------------------------------------------------------
Energy                                        $    3,017    $      (42)   $   (4,012)
Mezzanine                                         (2,790)        5,443        (3,585)
Private equity                                    22,166         9,591       (16,434)
Real estate                                       10,546        (2,307)       (8,802)
Other                                                  -             -         4,947
------------------------------------------------------------------------------------

Total change in equity in fair value          $   32,939    $   12,685    $  (27,886)
====================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

NET REALIZED INVESTMENT LOSSES

Realized investment losses for the years ended December 31 are summarized as follows:

====================================================================================

                                                 2011          2010          2009
------------------------------------------------------------------------------------
Debt securities:
  Gross gains on sales                        $   51,719    $   77,041    $  129,196
  Gross losses on sales                          (11,128)      (22,511)      (25,717)
  Other                                           26,713         8,934        (4,103)
  Other-than-temporary impairment losses         (51,465)      (98,901)     (204,178)
Equity securities:
  Gross gains on sales                             3,764        10,563         7,835
  Gross losses on sales                           (1,063)       (6,804)      (18,232)
  Other                                           (2,580)        1,802        (3,212)
  Other-than-temporary impairment losses          (6,101)         (825)      (31,206)
Real estate                                            -        (5,001)        1,158
Mortgage loans:
  Gross losses on sales                              (51)            -             -
  Other                                                -         2,279         6,562
  Other-than-temporary impairment losses          (4,767)       (5,596)       (5,005)
Derivative financial instruments                 (41,191)        4,018       (59,224)
Derivative financial instruments - embedded      (30,509)      (20,283)       (8,367)
Student loans receivable                           1,485           (96)         (530)
Other                                               (638)          584        (2,117)
------------------------------------------------------------------------------------

Net realized investment losses                $  (65,812)   $  (54,796)   $ (217,140)
====================================================================================

Proceeds from the sale of debt securities were $1,125,142, $1,821,819 and $2,760,979 in 2011, 2010 and 2009, respectively. Proceeds from the sale of equity securities were $96,280, $167,258 and $59,010 in 2011, 2010 and 2009, respectively.

Additional net realized investment gains of $6,485, $3,042 and $131,919 in 2011, 2010 and 2009, respectively, have been reported in the results of discontinued operations. See Note 14 for further discussion.

OTHER-THAN-TEMPORARY INVESTMENT IMPAIRMENTS

Investment securities are reviewed for other-than-temporary impairment on an ongoing basis. The Company creates a watchlist of securities based largely on the fair value of an investment security relative to its amortized cost. When the fair value drops below 95% of the Company's amortized cost, the Company monitors the security for impairment. When the fair value drops below 80% of the Company's amortized cost or the potential impairment is greater than $1,000, the Company performs an analysis to determine if the decline in fair value is other-than-temporary. The determination of other-than-temporary impairment requires significant judgment on the part of the Company and depends on several factors, including, but not limited to:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

   o  The existence of any plans to sell the investment security.

   o  The duration and extent to which fair value has been less than book value.

   o The underlying reason for the decline in fair value (credit concerns, interest rates, etc.).

   o The financial condition and near term prospects of the issuer/borrower, including the ability to meet contractual obligations, relevant industry trends and conditions.

   o The Company's intent and ability to retain the investment for a period of time sufficient to allow for an anticipated recovery in fair value.

   o The Company's ability to recover all amounts due according to the contractual terms of the agreements.

   o The Company's collateral position, in the case of bankruptcy or restructuring.

Determinations of other-than-temporary impairments are estimates which are subject to risks and uncertainties of variability. The Company's best estimate of expected future cash flows used to determine the credit loss amount on its debt securities is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical default and recovery rates, credit ratings, current delinquency rates, and loan-to-value ratios. In addition, for securitized debt securities, the Company considers factors including, but not limited to, commercial and residential property changes in value that vary by property type and location and average cumulative collateral loss rates that vary by vintage year. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral.

For impaired debt securities (i.e., debt securities whose fair value is less than amortized cost) which the Company has the intent to sell the securities before the fair value recovers or the Company believes it is more likely than not that it will be required to sell the securities before the fair values recovers, the impairment is determined to be an other-than-temporary impairment ("OTTI"). At the time such determination is made, the Company records a realized loss equal to the difference between the amortized cost and fair value. The fair value of the other-than-temporarily impaired security becomes its new cost basis.

For impaired debt securities, where the Company does not have the intent to sell or does not believe it is more likely than not that it will be required to sell such debt securities, but where the Company believes it is probable it will not recover its amortized cost, the difference between the fair value and amortized cost is an OTTI. For these impairments, starting on April 1, 2009 with the adoption of FASB ASC 320, Investments--Debt and Equity Securities the Company is required to bifurcate that portion of the loss that is attributable to credit and non-credit related risk. The credit portion of the OTTI is the difference between the present value of the expected future cash flows and amortized cost. The gross OTTI is displayed on the statement of comprehensive income, with the non-credit portion subtracted and reallocated to accumulated other comprehensive income (loss), resulting in only the credit portion of the OTTI being charged to income.

For certain securitized financial assets with contractual cash flows, the Company is required to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its cost or amortized cost and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an OTTI charge is recognized. The Company also considers its intent to retain a temporarily impaired security until recovery. Estimating future cash flows involves judgment and includes both quantitative and qualitative factors. Such determinations incorporate various information and assessments regarding the future performance of the underlying collateral. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

A rollforward of the amount of the credit component of OTTI related to debt securities recognized in net income is presented in the following table:

===================================================================================================

                                                                2011          2010          2009
---------------------------------------------------------------------------------------------------
Beginning balance of credit losses on debt securities at
  January 1, 2011, 2010 and April 1, 2009                    $ (362,361)   $ (392,726)   $ (439,879)
Additions for credit impairments recognized on:
  Securities not previously impaired                            (27,488)      (26,934)      (75,531)
  Securities previously impaired                                (23,841)      (71,967)      (50,225)
Reductions for credit impairments previously recognized:
  Securities that matured or were sold during the period        257,060       129,266       172,909
---------------------------------------------------------------------------------------------------

Ending balance at December 31                                $ (156,630)   $ (362,361)   $ (392,726)
===================================================================================================

The majority of the Company's charges for other-than-temporary impairments have been attributable to residential mortgage-backed securities and, to a lesser extent, commercial mortgage-backed securities and non-mortgage asset-backed securities. The significant provision for these losses over the past three years is primarily due to a adverse economic conditions impacting the downward trends in the general economy and financial markets, which have negatively affected the values of financial investments, including residential real estate values.

For those equity securities with a decline in the fair value deemed to be other-than-temporary, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the amount of the estimated impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading.

Management believes it has made an appropriate provision for other-than-temporarily impaired securities owned at December 31, 2011. As a result of the subjective nature of these estimates, however, additional provisions may subsequently be determined to be necessary as new facts emerge and a greater understanding of economic trends develop. However, interpreting the effects and extent of the current market turmoil--particularly the decline in residential home values, the nature and effect of the government's actions, the overall employment trends, and the availability of credit--is a very complex estimation process and the predictive usefulness of historical trends is not known. Consistent with the Company's past practices, additional OTTI will be recorded as appropriate and as determined by the Company's regular monitoring procedures of additional facts. In light of the variables involved, such additional OTTI could be material.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

The following table identifies the Company's OTTI by type of investment as of December 31:

================================================================================================
                                                   2011              2010              2009
------------------------------------------------------------------------------------------------
Domestic corporate securities                 $       (7,595)   $       (5,458)   $      (18,650)
Foreign government securities                           (123)                -                 -
Mortgage-backed securities:
  Residential mortgage-backed -
    Prime                                               (928)           (3,303)          (16,241)
    Alt-A                                            (12,551)          (18,183)          (87,463)
    Sub-prime                                        (11,621)          (13,843)          (19,902)
    Other                                               (319)              (94)             (203)
Commercial mortgage-backed                           (14,387)          (30,018)              (30)
Non-mortgage asset-backed securities:
  Collateralized debt obligations                     (3,941)          (28,002)          (34,025)
  Other                                                    -                 -           (27,664)
------------------------------------------------------------------------------------------------
Total debt securities                                (51,465)          (98,901)         (204,178)

Equity securities                                     (6,101)             (825)          (31,206)
Mortgage loans                                        (4,767)           (5,596)           (5,005)
------------------------------------------------------------------------------------------------

OTTI recognized in operations                 $      (62,333)   $     (105,322)   $     (240,389)
================================================================================================

NET UNREALIZED INVESTMENT GAINS (LOSSES)

The components of net unrealized investment gains (losses) included in accumulated other comprehensive income (loss) at December 31 were as follows:

================================================================================================
                                                   2011              2010              2009
------------------------------------------------------------------------------------------------
Debt securities                               $      438,304    $       76,012    $     (287,968)
Equity securities                                     (2,031)           (3,584)           (1,393)
Derivatives                                            9,262            10,090            10,189
Deferred policy acquisition cost adjustments         (47,393)          (14,202)              423
Deferred income taxes                               (143,649)          (19,558)           93,320
Other, including noncontrolling interests             (5,375)          (21,125)           (3,118)
------------------------------------------------------------------------------------------------

Net unrealized investment gains (losses)      $      249,118    $       27,633    $     (188,547)
================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

Information regarding the Company's available for sale debt and equity securities with unrealized losses at December 31, 2011 is presented below, segregated between those that have been in a continuous unrealized loss position for less than twelve months and those that have been in a continuous unrealized loss position for twelve or more months.

=============================================================================================================================
                                           MONTHS IN UNREALIZED LOSS POSITION
                                   --------------------------------------------------
                                          LESS THAN                  TWELVE
                                        TWELVE MONTHS           MONTHS OR GREATER                TOTAL
-----------------------------------------------------------------------------------------------------------------------------
                                                 UNREALIZED                UNREALIZED                UNREALIZED    UNREALIZED
                                   FAIR VALUE       LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS      OTTI LOSSES
-----------------------------------------------------------------------------------------------------------------------------
DEBT SECURITIES:
U.S. government and agencies       $    8,100    $        2   $        -   $        -   $    8,100   $        2   $         -
States and political
  subdivisions                         20,546         1,121       25,499          740       46,045        1,861             -
Foreign government securities          21,012         1,713            -            -       21,012        1,713             -
Domestic corporate securities         353,992        17,434       74,397       12,706      428,389       30,140           138
Mortgage-backed securities:
  Residential mortgage-backed           9,436           460       87,123       12,663       96,559       13,123        12,763
  Commercial mortgage-backed           22,811         1,082       51,202       42,309       74,013       43,391        22,054
Asset backed non-mortgage-
  backed securities:
  Collateralized debt obligations       1,022            54       30,115       32,383       31,137       32,437        17,679
  Other                                31,621           979        9,206        1,024       40,827        2,003             -
Foreign corporate securities          139,732         6,271        4,705        1,251      144,437        7,522             -
-----------------------------------------------------------------------------------------------------------------------------

Total of debt securities           $  608,272    $   29,116   $  282,247   $  103,076   $  890,519   $  132,192   $    52,634
=============================================================================================================================

Equity securities                  $        -    $        -   $    3,767   $    3,480   $    3,767   $    3,480   $         -
=============================================================================================================================

Total                              $  608,272    $   29,116   $  286,014   $  106,556   $  894,286   $  135,672   $    52,634
=============================================================================================================================

At December 31, 2011, the Company owned 242 debt securities with a fair value of $890,519 in an unrealized investment loss position. Of these, 74, with a fair value of $282,247, have been in an unrealized loss position for twelve or more months. The aggregate severity of unrealized losses for debt securities is approximately 26.8% of amortized cost. The total fair value of debt securities with unrealized losses at December 31, 2011 and which are rated "investment grade," is $602,198 or 67.6% of the total fair value of all debt securities with unrealized losses at December 31, 2011. For these purposes "investment grade" is defined by the Company to be securities rated BBB or greater.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

At December 31, 2011, the Company owned three equity securities with a fair value of $3,767 in an unrealized loss position. All three have been in an unrealized loss position for more than 12 months. The aggregate severity of unrealized losses for equity securities is 48.0% of cost.

At December 31, 2011, the Company's commercial mortgage-backed securities ("CMBS") had unrealized losses of $42,309 which had been in a loss position for twelve months or more. The severity unrealized losses on this portfolio represent 45.2% of amortized cost. The Company has performed forward-looking stress scenarios on its CMBS portfolio. As of December 31, 2011, based on these analyses, the Company concluded no impairments were required on these holdings.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

Information regarding the Company's available for sale debt and equity securities with unrealized losses at December 31, 2010 is presented below, segregated between those that have been in a continuous unrealized loss position for less than twelve months and those that have been in a continuous unrealized loss position for twelve or more months.

===========================================================================================================================
                                         MONTHS IN UNREALIZED LOSS POSITION
                                 --------------------------------------------------
                                        LESS THAN                  TWELVE
                                      TWELVE MONTHS           MONTHS OR GREATER                TOTAL
---------------------------------------------------------------------------------------------------------------------------
                                               UNREALIZED                UNREALIZED                UNREALIZED    UNREALIZED
                                 FAIR VALUE       LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS      OTTI LOSSES
---------------------------------------------------------------------------------------------------------------------------
DEBT SECURITIES:
U.S. government and agencies     $   40,525    $      474   $   37,678   $    9,237   $   78,203   $    9,711   $         -
States and political
  subdivisions                      401,479        17,242       12,901        1,415      414,380       18,657             -
Foreign government securities           549            11            -            -          549           11             -
Domestic corporate securities       557,874        20,644      115,403        7,487      673,277       28,131             -
Mortgage-backed securities:
  Residential mortgage-backed       129,715         3,959      168,455       42,272      298,170       46,231        26,522
  Commercial mortgage-backed         32,397           852       97,823       68,265      130,220       69,117        19,288
Asset backed non-mortgage-
  backed securities:
  Collateralized debt
    obligations                           -             -       28,072       43,773       28,072       43,773        23,320
  Other                                   -             -       10,500        1,871       10,500        1,871             -
Foreign corporate securities        125,795         4,066        4,989        1,203      130,784        5,269             -
---------------------------------------------------------------------------------------------------------------------------

Total of debt securities         $1,288,334    $   47,248   $  475,821   $  175,523   $1,764,155   $  222,771   $    69,130
===========================================================================================================================

Equity securities                $   14,827    $    1,843   $    4,043   $    3,916   $   18,870   $    5,759   $         -
===========================================================================================================================

Total                            $1,303,161    $   49,091   $  479,864   $  179,439   $1,783,025   $  228,530   $    69,130
===========================================================================================================================

At December 31, 2010, the Company owned 364 debt securities with a fair value of $1,764,155 in an unrealized investment loss position. Of these, 124, with a fair value of $475,821, have been in an unrealized loss position for

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

twelve or more months. The aggregate severity of unrealized losses for debt securities is approximately 26.9% of amortized cost. The total fair value of debt securities, with unrealized losses at December 31, 2010 and which are rated "investment grade," is $1,495,906 or 84.5% of the total fair value of all debt securities with unrealized losses at December 31, 2010.

At December 31, 2010, the Company owned 10 equity securities with a fair value of $18,870 in an unrealized loss position. The aggregate severity of unrealized losses for equity securities is 49.2% of cost. Of these, six have been in an unrealized loss position for more than 12 months.

At December 31, 2010, the Company's commercial mortgage-backed securities ("CMBS") had unrealized losses of $68,265 which had been in a loss position for twelve months or more. The Company has performed forward-looking stress scenarios on its CMBS portfolio. As of December 31, 2010, based on these analyses, the Company concluded no impairments were required on these holdings.

INVESTMENT CREDIT RISK

The Company maintains a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established exposure limits, diversification standards, and review procedures to mitigate credit risk. The Company's largest ten exposures by fair value to a single credit exposure, other than the United States government or agencies backed by the full faith and credit of the United States government, at December 31, 2011 are as follows:

==========================================================================================
                                            AVERAGE           AMORTIZED
                                         CREDIT RATING          COST           FAIR VALUE
------------------------------------------------------------------------------------------
Reliance Industries Limited                   BBB           $     30,641      $     33,578
RREEF America                                  A                  25,227            27,514
Westlb AG                                     AA                  24,649            27,266
The National Football League                   A                  23,720            27,177
Shell International Finance                   AA                  20,938            24,474
Apollo Investment Corp                        BBB                 21,000            23,680
Target Corp                                    A                  20,109            22,801
Unilever Capital Corp                          A                  20,006            22,766
Trafigura Beheer B.V.                         BBB                 20,000            22,621
General Electric Capital Corp                 AA                  21,212            22,062
------------------------------------------------------------------------------------------
                                                            $    227,502      $    253,939
==========================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

The Company's largest ten unrealized loss positions, other than the United States government or agencies backed by the full faith and credit of the United States government, at December 31, 2011 are as follows:

=========================================================================================
                                         AMORTIZED COST    FAIR VALUE    UNREALIZED LOSS
-----------------------------------------------------------------------------------------
G-force LLC 2005-RR2                     $       12,822    $    3,667    $       (12,155)
Newport Waves CDO 2007-2A                         9,990         3,032             (6,958)
Morgan Stanley Capital I 2004-RR2                12,384         5,555             (6,830)
Bear Stearns Commer Mtge SEC 2005-T20             9,897         4,252             (5,645)
Roadlink USA, Inc                                 9,901         4,951             (4,951)
Arcap REIT 2004-1A                                5,403           673             (4,730)
Morgan Stanley 2003-TOP11                         7,289         2,835             (4,454)
Capital Trust Re CDO Ltd 2005-3A                  6,224         1,825             (4,398)
Crest Ltd 2003-2A                                 7,814         3,601             (4,213)
G-force LLC 2006-1A                               7,925         4,404             (3,521)
-----------------------------------------------------------------------------------------
                                         $       89,649    $   34,795    $       (57,855)
=========================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

DERIVATIVE FINANCIAL INSTRUMENTS

Consistent with its asset allocation strategy, the Company utilizes derivative financial instruments to help maximize risk-adjusted investment returns; reduce interest rate risks of long-term assets; manage exposure to various credit, currency and market risks; and manage exposure to various equity and fixed income market sectors. See related disclosures in Note 2, Summary of Significant Accounting Policies -- Derivative Financial Instruments, and Fair Value Measurement -- Recurring Basis in Note 4.

The following table provides a summary of the carrying value, notional amount and fair value of derivative financial instruments at December 31, 2011. Derivative assets are included with other invested assets and derivative liabilities are included with accounts payable and other liabilities on the consolidated balance sheet.

=========================================================================================

                                     FAIR          NOTIONAL     FAIR VALUE   FAIR VALUE
                                     VALUE          AMOUNT        ASSETS     LIABILITIES
-----------------------------------------------------------------------------------------
Derivatives designated as
  hedging instruments:
    Futures contracts             $        984   $     54,259  $      1,035  $         51
    Cross currency swaps                (1,494)        27,989         1,767         3,261
    Interest rate swaps                (27,558)       108,500             -        27,558
-----------------------------------------------------------------------------------------

Total derivatives designated
  as hedging instruments               (28,068)       190,748         2,802        30,870
-----------------------------------------------------------------------------------------

Derivatives not designated
  as hedging instruments:
    Financial futures                     (228)       111,927           137           365
    Purchased option contracts          34,491        527,547        34,491             -
    Written option contracts           (20,255)           336             -        20,255
-----------------------------------------------------------------------------------------

Total derivatives not designated
  as hedging instruments                14,008        639,810        34,628        20,620
-----------------------------------------------------------------------------------------

Total derivative financial
  instruments                     $    (14,060)  $    830,558  $     37,430  $     51,490
=========================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

The following table provides a summary of the carrying value, notional amount and fair value of derivative financial instruments at December 31, 2010.

=========================================================================================

                                     FAIR          NOTIONAL     FAIR VALUE   FAIR VALUE
                                     VALUE          AMOUNT        ASSETS     LIABILITIES
-----------------------------------------------------------------------------------------
Derivatives designated as
  hedging instruments:
    Futures contracts             $       (218)  $     52,083  $         58  $        276
    Cross currency swaps                (1,203)        27,989         1,789         2,992
    Interest rate swaps                    (11)        93,500         1,595         1,606
-----------------------------------------------------------------------------------------

Total derivatives designated
  as hedging instruments                (1,432)       173,572         3,442         4,874
-----------------------------------------------------------------------------------------

Derivatives not designated
  as hedging instruments:
    Financial futures                   (1,853)        87,535             -         1,853
    Credit default swaps                     4          8,000             4             -
    Purchased option contracts          58,686        448,266        58,686             -
    Written option contracts           (36,527)           751             -        36,527
-----------------------------------------------------------------------------------------

Total derivatives not designated
  as hedging instruments                20,310        544,552        58,690        38,380
-----------------------------------------------------------------------------------------

Total derivative financial
  instruments                     $     18,878   $    718,124  $     62,132  $     43,254
=========================================================================================

Futures Contracts: Futures contracts ("futures") are a commitment to purchase or deliver securities or currency in the future at a predetermined price or yield, and are usually settled net in cash. When a futures contract is entered into, a margin account is established with the broker based on the requirements of the futures exchange.

The Company utilizes short positions in foreign currency futures to manage the foreign currency fair value risk exposure to investments denominated in foreign currencies. Foreign currency futures designated as hedging the foreign currency risk of foreign currency denominated long-term bonds and common stock are classified as foreign currency fair value hedges. The Company assesses the effectiveness of foreign currency fair value hedges based on the changes in fair value attributable to changes in spot prices. The change in the fair value of the foreign currency futures related to the changes in the difference between the spot price and the futures price is excluded from the assessment of hedge effectiveness and recognized in earnings. Based on this assessment of effectiveness, the foreign currency fair value hedges using short foreign currency futures contracts were determined to be effective in 2011 and 2010. Ineffectiveness could be present in a hedging relationship even if the assessment of effectiveness demonstrates an effective relationship. The ineffectiveness in a fair value hedge

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

is calculated as the portion of the change in the fair value of hedging instrument that does not offset the change in the fair value of the hedged item.

The Company utilizes short positions in foreign currency futures to hedge a portion of its net assets in its consolidated foreign affiliates from the effects of fluctuations in currency exchange rates and designates these futures as net investment hedges. The Company assesses the effectiveness of foreign net investment hedges based on the changes in forward exchange rates. When deemed effective, changes in fair value of the foreign currency futures are recorded in accumulated other comprehensive income (loss). The amounts in accumulated other comprehensive income (loss) are reclassified into earnings in the same periods during which the hedged forecasted transactions affect earnings. Based on the assessment of effectiveness, the foreign net investment hedges using short foreign currency futures contracts were effective in 2011 and 2010.

Foreign currency futures and equity futures that cannot be designated to specific foreign currency risk are not accounted for using hedge accounting. All changes in the fair value of undesignated foreign currency futures are recorded in net realized investment losses.

Credit Default Swaps: The Company purchased credit default swaps in 2010 to protect against credit risk in the domestic corporate debt portfolio. The credit default swap was not designated or accounted for using hedge accounting and as such, all changes in the fair value of this swap were recorded in net realized losses.

Cross Currency Swaps: Cross currency swaps represent the Company's agreement with other parties to exchange, at specified intervals, the difference between functional currency (U.S. Dollar) fixed or floating rate interest amounts and foreign currency fixed or floating rate interest amounts calculated by reference to agreed upon notional principal amounts. Generally, exchanges of functional currency (U.S. Dollar) and foreign currency notional amounts are made at the initiation and maturity of the contract. The Company uses cross currency swaps to eliminate the variability in functional currency equivalent cash flows of foreign currency denominated debt instruments. The Company designates the cross currency swaps as foreign currency cash flow hedges when the swaps are deemed highly effective. The changes in fair value of the cross currency swaps attributable to the hedged risk is recorded in accumulated other comprehensive income (loss) to the extent it is effective. The amounts in accumulated other comprehensive income (loss) will be reclassified into earnings in the same periods during which the hedged forecasted transactions affect earnings. If the cross currency swaps were not deemed effective, the change in fair value of the cross currency swaps would be recorded in net realized investment losses. Based on this assessment of effectiveness, the foreign currency fair value hedges using cross currency swaps were effective in 2011 and 2010.

Interest Rate Swaps: The Company uses interest rate swaps to reduce market risks from changes in interest rates and to properly align the risk characteristics of assets and liabilities. Under interest rate swaps the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. The interest rate swap contracts are entered into pursuant to master netting agreements that normally provide for a single net payment to be made by one counterparty at each due date.

The Company enters into certain interest rate swaps designated as cash flow hedges. The Company assesses the effectiveness of cash flow hedges based on a comparison of the change in fair value of the actual swap to the change in fair value of a "perfect" hypothetical swap which has terms that identically match the critical terms of the hedged items. Based on this assessment of effectiveness, the cash flow hedges were effective in 2011 and 2010. Accordingly, the fair value of the actual swap was recorded at fair value on the balance sheet and accumulated other comprehensive income (loss) was adjusted to the lesser of the change in the actual swap's fair value or the hypothetical swap's fair value. If the amount in accumulated other comprehensive income
(loss) was limited to the hypothetical swap's fair value, the difference, representing ineffectiveness was recorded in net realized investment losses. The amounts in accumulated other comprehensive income (loss) will be reclassified into earnings in the same periods during which the hedged forecasted transactions affect earnings. If the hedges

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

were not deemed highly effective, the change in fair value of the interest rate swaps would be recorded in net realized investment losses with no offset from the hedged items. All changes in the fair value of undesignated interest rate swaps are recorded in net realized investment losses.

The Company enters into certain interest rate swaps designated as fair value hedges. The Company assesses the effectiveness of fair value hedges based on the changes in fair value attributable to changes in the benchmark interest rate. Based on this assessment of effectiveness, the fair value hedges were effective in 2011 and 2010. If the hedges were not deemed highly effective, the change in fair value of the interest rate swaps would be recorded in net realized investment losses with no offset from the hedged item. All changes in the fair value of undesignated interest rate swaps are recorded in net realized investment losses.

Options: Options are contracts that grant the purchaser, for a premium payment, the right to receive an amount of money based on a specified formula within a specified period of time. The Company issues market index certificates, equivalent to a written option. In return for the premium received, the Company agrees to pay the participant a percentage of the market price increase of an equity index above an agreed upon strike price at the end of a specified term. The Company mitigates risk from these agreements by purchasing over-the-counter call options with identical terms.

The Company purchases over-the-counter call options to mitigate the risk of returns offered to policyholders who purchase equity indexed annuities. Net gains (losses) of ($3,451), $12,694 and $8,547 were recorded to net realized investment losses in 2011, 2010 and 2009, respectively, related to these over-the-counter call options purchased.

In 2011, the Company also purchased over-the-counter put options to mitigate a portion of the risk of price decreases in commodities related to a portion of the crop revenue insurance guarantee contracts. The options were purchased in March with expirations based on average commodity prices in September, October and November. Net (loss) of ($8,132) was recorded to net realized investment losses in 2011, related to these over-the-counter put options purchased.

The Company issues equity-indexed annuity contracts that guarantee a return of principal to the customer and credit interest based on certain indices, primarily the S&P 500 Index. A portion of the premium from each customer is invested in investment grade fixed income securities and is intended to cover the minimum guaranteed value due to the customer at the end of the term. A portion of the premium is used to purchase over-the-counter call options to hedge the potential growth in interest credited to the customer as a direct result of the increases in the related indices.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

The following table provides the statement of comprehensive income classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding embedded derivatives and the offset of the hedged item in an effective hedge for the years ended December 31:

==================================================================================================================
                                                                                                   STATEMENT OF
                                                                                                  COMPREHENSIVE
                                                                                                      INCOME
                                                                 2011       2010        2009     CLASSIFICATION
==================================================================================================================
Net investment income, reclassified from
  accumulated other comprehensive income (loss):
                                                                                                 Net investment
    Interest rate swaps, cash flow hedge                      $     740   $  1,118   $   1,424   income
----------------------------------------------------------------------------------------------

Total derivatives reclassified to net investment income             740      1,118       1,424
----------------------------------------------------------------------------------------------

Net realized investment gains (losses):
                                                                                                 Net realized
  Currency futures, fair value hedge                                729       (770)     (2,279)  investment losses
                                                                                                 Net realized
  Currency futures, ineffectiveness in hedge                        (34)       (24)         17   investment losses

                                                                                                 Net realized
  Currency futures, net investment hedge                              -          -      17,001   investment losses
                                                                                                 Net realized
  Currency futures, non-qualifying                               (3,189)      (604)     (3,604)  investment losses
                                                                                                 Net realized
  Credit default swap                                                49          4           -   investment losses

                                                                                                 Net realized
  Crop Options, non qualifying                                   (8,132)         -           -   investment losses
                                                                                                 Net realized
  Equity futures, non-qualifying                                   (629)    (3,278)    (79,295)  investment losses

                                                                                                 Net realized
  Interest rate swaps, fair value hedge                         (27,547)    (3,977)      3,967   investment losses
                                                                                                 Net realized
  Interest rate swaps, cash flow hedge                              954          -           -   investment losses

                                                                                                 Net realized
  Options, non-qualifying                                        (3,392)    12,667       4,969   investment losses
----------------------------------------------------------------------------------------------

Total net realized investment gains (losses) on derivatives     (41,191)     4,018     (59,224)
==============================================================================================

Accumulated other comprehensive income (loss):
  Currency futures, net investment hedge                          1,161      2,903     (29,691)  Unrealized gains
  Cross currency swaps, cash flow hedge                            (295)    (1,884)     (7,762)  Unrealized gains
----------------------------------------------------------------------------------------------

Total accumulated other comprehensive
  income (loss) on derivatives                                      866      1,019     (37,453)
==============================================================================================

Total derivative impact                                       $ (39,585)  $  6,155   $ (95,253)
==============================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

The following table presents the components of accumulated other comprehensive income (loss), before income tax, related to cash flow hedges as of December 31:

=============================================================================================
                                                                2011       2010        2009
---------------------------------------------------------------------------------------------
Unrealized gain on derivatives included in accumulated
  other comprehensive loss as of January 1                    $ 10,090   $ 10,189   $  49,066

Gains (losses) deferred in accumulated other comprehensive
  loss on the effective portion of cash flow hedges                866      1,019     (37,453)

Amounts reclassified to net investment income and
  net realized investment gains (losses)                        (1,694)    (1,118)     (1,424)
---------------------------------------------------------------------------------------------

Unrealized gain on derivatives included in accumulated
  other comprehensive loss as of December 31                  $  9,262   $ 10,090   $  10,189
=============================================================================================

The Company estimates that $576 will be reclassified in 2012 from accumulated other comprehensive income (loss) to net investment income as contractual cash flows on cross currency swaps are settled and from cash flows on interest rate swaps designated as cash flow hedges that were terminated in 2011. The Company is hedging its exposure to the variability in future cash flows for a maximum of eight years on forecasted transactions excluding those transactions related to the payment of variable interest on existing instruments.

The Company is exposed to credit losses in the event of nonperformance by the counterparties to its swap and forward agreements. The Company monitors the credit standing of the counterparties and has entered into cash collateral agreements based on the credit rating of the counterparty. The Company anticipates that the counterparties will be able to fully satisfy their obligations under the contracts given their high credit ratings. The futures contracts are traded on a regulated exchange and, in the opinion of management, have low counterparty risk.

EMBEDDED DERIVATIVES

The Company issues products that contain embedded derivatives including equity-indexed annuities and guarantees contained in variable annuity policies. Such embedded derivatives are required to be separated from their host contracts and accounted for at fair value. The following table presents the fair value of embedded derivatives, which are reported as part of policyholder account balances in the consolidated balance sheets, as of December 31:

========================================================================
                                         2011                     2010
========================================================================
Equity-indexed annuities               $ 61,814                 $ 51,468
Guarantees on variable annuities         26,468                    6,305
------------------------------------------------------------------------

Total embedded derivatives             $ 88,282                 $ 57,773
========================================================================

The change in fair value related to embedded derivatives was ($30,509), ($20,283) and ($8,367) for the years ended December 31, 2011, 2010 and 2009, respectively, and was recorded within net realized investment losses.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

ASSET RESTRICTIONS

At December 31, 2011 and 2010, $39,357 and $40,120 of securities were held in trust, securing an agreement to provide, under certain circumstances, capital support to an unconsolidated affiliate. See Note 13, Commitments and Contingencies--Capital Support Agreement, for further description of this arrangement.

SECURITIES ON DEPOSIT/ASSETS DESIGNATED

Iowa law requires that assets equal to a life insurer's "legal reserve" must be designated for the Iowa Department of Commerce, Insurance Division. The legal reserve is equal to the net present value of all outstanding policies and contracts involving life contingencies. At December 31, 2011 and 2010, bonds and notes, mortgage loans, policy loans and cash with a carrying value of $7,836,450 and $6,955,925, respectively, were accordingly designated for Iowa. Other regulatory jurisdictions require cash and securities to be deposited for the benefit of policyholders. Pursuant to these requirements, securities with a fair value of $49,556 and $48,225 were on deposit as of December 31, 2011 and 2010, respectively.

A subsidiary of the Company entered into a one year revolving credit facility agreement with JP Morgan Chase Bank in 2011, to which the Company serves as guarantor. The Company, as guarantor, is required to comply with financial covenants including a maximum ratio of total debt to policyholders' surplus, a minimum statutory risk-based capital ratio, and minimum statutory surplus. As of December 31, 2011, the Company has pledged assets of $53,436 to secure this guarantee. See Note 11, Notes Payable, for further description of this agreement.

The Company has entered into modified coinsurance agreements, under the terms of which the risk of loss is not sufficiently transferred to the reinsurers. Accordingly, the agreements are accounted for using the deposit method. As part of the agreements, the Company is required to manage certain assets according to guidelines contained in the agreements. These certain assets provide the basis for investment income to be earned and paid to the reinsurers.

SECURITIES LENDING AGREEMENTS

The Company entered into a securities lending agreement in 2011. Unrelated parties borrow debt securities from the Company and must deposit cash or short-term investments as collateral equal to a minimum of 102% of the fair value of the loaned securities. The security custodian monitors the collateral position daily and additional collateral is obtained if the market value of the collateral falls below 102% of the market value of the loaned securities. At December 31, 2011, there were no securities on loan, however the Company had a maximum of $206,940 of securities on loan in 2011 at any one time. The Company earns income from the cash collateral or receives a fee from the borrower.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

NOTE 4: FAIR VALUE

FAIR VALUE MEASUREMENT - RECURRING BASIS

The Company has established a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value of assets and liabilities into three broad levels. The Company has categorized its financial instruments, based on the degree of subjectivity inherent in the valuation technique, as follows:

  o Level 1: Inputs are directly observable and represent quoted prices for identical assets or liabilities in active markets the Company has the ability to access at the measurement date.

  o Level 2: All significant inputs are observable, either directly or indirectly, other than quoted prices included in Level 1, for the asset or liability. This includes: (i) quoted prices for similar instruments in active markets, (ii) quoted prices for identical or similar instruments in markets that are not active, (iii) inputs other than quoted prices that are observable for the instruments and (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.

  o Level 3: One or more significant inputs are unobservable and reflect the Company's estimates of the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.

For purposes of determining the fair value of the Company's assets and liabilities, observable inputs are those inputs used by market participants in valuing financial instruments, which are developed based on market data obtained from independent sources. In the absence of sufficient observable inputs, unobservable inputs, reflecting the Company's estimates of the assumptions market participants would use in valuing financial assets and liabilities, are developed based on the best information available in the circumstances. The Company uses prices and inputs that are current as of the measurement date. In periods of market turmoil the ability to observe prices and inputs may be reduced for many investments, which in turn could cause an investment to be reclassified from Level 1 to Level 2 or from Level 2 to Level 3. In some instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The availability of observable inputs varies by investment. In situations where the fair value is based on inputs that are unobservable in the market or on inputs from inactive markets, the determination of fair value requires more judgment and is subject to the risk of variability. The degree of judgment exercised by the Company in determining fair value is typically greatest for investments categorized in Level 3. Transfers in and out of level categorizations are reported as having occurred at the end of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized gains and losses and all changes in unrealized gains and losses in the fourth quarter are not reflected in the Level 3 rollforward table.

There were no transfers between Level 1 and Level 2 during the years ended December 31, 2011 or December 31, 2010. There were two transfers totaling $15,407 into Level 2 from Level 3 and one transfer of $5,000 into Level 3 from Level 2 during the year ended December 31, 2011. The 2011 transfers into Level
2 were related to a commercial mortgage-backed security and one other structured security that were transferred due to a change from a model using primarily unobservable inputs to a model using primarily observable inputs. The transfer into Level 3 was related to a change in model using primarily observable inputs to a model using primarily unobservable inputs A transfer of $3,847 into Level 3 from Level 2 during the year ended December 31, 2010 was related to a domestic corporate security and was due to a change in a model using primarily observable inputs to a model using primarily unobservable inputs.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

The hierarchy requires the use of market observable information when available for assessing fair value. The following table summarizes the Company's assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2011.

======================================================================================================
ASSETS, AT FAIR VALUE                         LEVEL 1        LEVEL 2         LEVEL 3         TOTAL
======================================================================================================
Cash equivalents(1)                          $  42,000     $      1,956     $       -     $     43,956
Debt securities:
  U.S. government and agencies                  85,781           26,949             -          112,730
  States and political subdivisions                  -          662,451             -          662,451
  Foreign government securities                      -           37,863             -           37,863
  Domestic corporate securities                      -        4,230,417        62,435        4,292,852
  Mortgage-backed securities:
    Residential mortgage-backed                      -          592,337       197,589          789,926
    Commercial mortgage-backed                       -          520,580        21,986          542,566
  Collateralized debt obligations                    -                -        31,700           31,700
  Other structured securities                        -           69,432             -           69,432
  Foreign corporate securities                       -        1,258,191         4,704        1,262,895
------------------------------------------------------------------------------------------------------
    Total debt securities                       85,781        7,398,220       318,414        7,802,415

Equity securities                                  813              267        21,799           22,879
Short-term investments                           1,021            6,903             -            7,924
Student loans                                        -                -        19,989           19,989
Derivative assets                                1,172           36,258             -           37,430
Separate account assets                              -        4,181,210             -        4,181,210
------------------------------------------------------------------------------------------------------

  Total assets                               $ 130,787     $ 11,624,814     $ 360,202     $ 12,115,803
======================================================================================================

====================================================================================================
LIABILITIES, AT FAIR VALUE                    LEVEL 1           LEVEL 2       LEVEL 3      TOTAL
====================================================================================================
Derivative liabilities                       $     356         $ 51,134       $      -     $  51,490
Derivatives embedded in
  annuity contracts                                  -                -         88,282        88,282
----------------------------------------------------------------------------------------------------

  Total liabilities                          $     356         $ 51,134       $ 88,282     $ 139,772
====================================================================================================

(1) Excludes $196,819 of cash that is not subject to fair value accounting.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

The hierarchy requires the use of market observable information when available for assessing fair value. The following table summarizes the Company's assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2010.

======================================================================================================
ASSETS, AT FAIR VALUE                         LEVEL 1        LEVEL 2         LEVEL 3         TOTAL
======================================================================================================
Cash equivalents(1)                          $  26,500     $          -     $       -     $     26,500
Debt securities:
  U.S. government and agencies                  91,188           90,094             -          181,282
  States and political subdivisions                  -          615,968             -          615,968
  Foreign government securities                      -           27,431             -           27,431
  Domestic corporate securities                      -        3,854,072        62,194        3,916,266
  Mortgage-backed securities:
    Residential mortgage-backed                      -          627,654       258,292          885,946
    Commercial mortgage-backed                       -          309,085        41,020          350,105
  Collateralized debt obligations                    -                -        39,422           39,422
  Other structured securities                        -           33,095         5,097           38,192
  Foreign corporate securities                       -        1,045,113         4,490        1,049,603
------------------------------------------------------------------------------------------------------
    Total debt securities                       91,188        6,602,512       410,515        7,104,215

Equity securities                               58,939               28        20,332           79,299
Short-term investments                             994                -             -              994
Student loans                                        -                -        18,896           18,896
Derivative assets                               (2,072)          20,950             -           18,878
Separate account assets                              -        4,215,651             -        4,215,651
------------------------------------------------------------------------------------------------------

  Total assets                               $ 175,549     $ 10,839,141     $ 449,743     $ 11,464,433
======================================================================================================

===================================================================================================
LIABILITIES, AT FAIR VALUE                    LEVEL 1           LEVEL 2       LEVEL 3      TOTAL
===================================================================================================
Derivatives embedded in
  annuity contracts                          $       -         $        -     $ 57,773     $ 57,773
---------------------------------------------------------------------------------------------------

  Total liabilities                          $       -         $        -     $ 57,773     $ 57,773
===================================================================================================

(1) Excludes $217,412 of cash that is not subject to fair value accounting.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

The following table sets forth the fair values of assets classified as level 3 within the fair value hierarchy at December 31, 2011:

===========================================================================================================================
                                                  TOTAL REALIZED/UNREALIZED
                                                   GAIN (LOSS) INCLUDED IN:
                                                -----------------------------
                                                                                    NET
                                      BALANCE                      OTHER         PURCHASES,      TRANSFER IN      BALANCE
                                     JANUARY 1,                COMPREHENSIVE    (SALES) AND       (OUT) OF      DECEMBER 31,
                                       2011       EARNINGS(1)     INCOME        (MATURITIES)       LEVEL 3        2011(2)
===========================================================================================================================
Debt securities:
  Domestic corporate securities     $  62,194     $  (7,227)     $ (5,192)       $   7,660        $   5,000      $  62,435
  Mortgage-backed securities:
    Residential mortgage-backed       258,292       (20,039)       31,062          (71,726)               -        197,589
    Commercial mortgage-backed         41,020       (13,219)       19,788          (15,293)         (10,310)        21,986
  Collateralized debt obligations      39,422        (2,846)       10,969          (15,845)               -         31,700
  Other structured securities           5,097             -             -                -           (5,097)             -
  Foreign corporate securities          4,490             -           (50)             264                -          4,704
---------------------------------------------------------------------------------------------------------------------------
    Total debt securities             410,515       (43,331)       56,577          (94,940)         (10,407)       318,414
Equity securities                      20,332        (3,500)        1,952            3,015                -         21,799
Student loans                          18,896         1,485             -             (392)               -         19,989
---------------------------------------------------------------------------------------------------------------------------

  Total assets                      $ 449,743     $ (45,346)     $ 58,529        $ (92,317)       $ (10,407)     $ 360,202
===========================================================================================================================

Derivatives embedded
  in annuity contracts              $  57,773     $  30,509      $      -        $       -        $       -      $  88,282
---------------------------------------------------------------------------------------------------------------------------

  Total liabilities                 $  57,773     $  30,509      $      -        $       -        $       -      $  88,282
===========================================================================================================================

(1) Included in earnings is amortization of premium/discount, impairments, realized gains and losses and lapses associated with embedded derivatives.

(2) There were no material unrealized gains (losses) for the period included in earnings attributable to the fair value relating to assets and liabilities classified as level 3 that are still held at December 31, 2011.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

The following table provides the components of the items included in level 3 net purchases, sales and maturities for 2011.

========================================================================================================
                                                                                           NET PURCHASES,
                                                                                            (SALES) AND
                                        PURCHASES          SALES          MATURITIES        (MATURITIES)
--------------------------------------------------------------------------------------------------------
Debt securities:
  Domestic corporate securities         $  8,091          $    431         $      -          $     7,660
  Mortgage-backed securities:
    Residential mortgage-backed              142            10,149           61,719              (71,726)
    Commercial mortgage-backed                 -            11,966            3,327              (15,293)
  Collateralized debt obligations            944            16,180              609              (15,845)
  Foreign corporate securities               264                 -                -                  264
--------------------------------------------------------------------------------------------------------
    Total debt securities                  9,441            38,726           65,655              (94,940)
Equity securities                          3,065                50                -                3,015
Student loans                                  -                 -              392                 (392)
========================================================================================================

  Total assets                          $ 12,506          $ 38,776         $ 66,047          $   (92,317)
========================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

The following table sets forth the fair values of assets classified as level 3 within the fair value hierarchy at December 31, 2010:

===========================================================================================================================
                                                  TOTAL REALIZED/UNREALIZED
                                                   GAIN (LOSS) INCLUDED IN:
                                               -------------------------------
                                                                                     NET
                                     BALANCE                        OTHER         PURCHASES,                     BALANCE
                                    JANUARY 1,                  COMPREHENSIVE    (SALES) AND    TRANSFER IN    DECEMBER 31,
                                      2010        EARNINGS(1)      INCOME        (MATURITIES)    TO LEVEL 3       2010(2)
===========================================================================================================================
Debt securities:
  Domestic corporate securities    $  74,068     $   (5,900)      $   8,586       $  (14,560)       $      -     $  62,194
  Mortgage-backed securities:
    Residential mortgage-backed      293,399        (31,861)         73,317          (76,563)              -       258,292
    Commercial mortgage-backed        32,635        (29,069)         28,552            8,902               -        41,020
  Collateralized debt obligations     27,514        (37,607)         51,182           (1,667)              -        39,422
  Other structured securities          5,077              -           1,121           (1,101)              -         5,097
  Foreign corporate securities             -              -             393              250           3,847         4,490
---------------------------------------------------------------------------------------------------------------------------
    Total debt securities            432,693       (104,437)        163,151          (84,739)          3,847       410,515
Equity securities                     22,904            312            (166)          (2,718)              -        20,332
Mortgage loans                        50,218              -           2,277          (52,495)              -             -
Student loans                         15,845             96               -            2,955               -        18,896
---------------------------------------------------------------------------------------------------------------------------

  Total assets                     $ 521,660     $ (104,029)      $ 165,262       $ (136,997)       $  3,847     $ 449,743
===========================================================================================================================

Derivatives embedded
  in annuity contracts             $  37,490     $   20,283       $       -       $        -        $      -     $  57,773
===========================================================================================================================

  Total liabilities                $  37,490     $   20,283       $       -       $        -        $      -     $  57,773
===========================================================================================================================

(1) Included in earnings is amortization of premium/discount, impairments, realized gains and losses and lapses associated with embedded derivatives.

(2) There were no material unrealized gains (losses) for the period included in earnings attributable to the fair value relating to assets and liabilities classified as level 3 that are still held at December 31, 2010.

A summary of valuation techniques for classes of financial assets and liabilities by fair value hierarchy level are as follows:

Level 1 Measurements
--------------------
Cash equivalents: Consists of money market funds; valuation is based on the closing price as of the balance sheet date.

U.S. government and agencies: Consists of U.S. Treasury securities and debentures (non-MBS/ABS) issued by agencies of the U.S. government. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

Equity securities - common and preferred stock, publicly traded: Consists of U.S. and Canadian exchange traded common and preferred stocks; valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

Short-term investments: Consists of U.S. Treasury securities and short-term domestic securities; valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

Derivative assets: Exchange traded derivatives (primarily futures and options) that are actively traded and are valued based on quoted prices for identical instruments in markets that are active. Other derivatives are reported in Level 2, as their fair value is based on inputs that are not directly observable and based on certain valuation inputs.

Level 2 Measurements
--------------------
U.S. government and agencies: Certain U.S. Treasury securities and debentures issued by agencies of the U.S. government are valued based on observable inputs such as the U.S. Treasury yield curve, market indicated spreads by security rating and quoted prices for identical assets in markets that are not active and/or similar assets in markets that are active.

States and political subdivisions: Consists of municipal general obligation and revenue bonds for which pricing is determined based on observable inputs such as the U.S. Treasury yield curve, market indicated spreads by security rating and comparable trades in the municipal bond markets.

Foreign government securities: Consists primarily of Canadian and Australian sovereign and provincial debentures. Valued based on observable inputs such as the applicable market yield curve, market indicated spreads by security rating, and quoted prices for identical assets in markets that are not active and/or similar assets in markets that are active.

Domestic corporate securities: Valued based on observable inputs such as the U.S. Treasury yield curve, market indicated spreads by security rating and quoted prices for identical assets in markets that are not active and/or similar assets in markets that are active.

Residential mortgage-backed securities: Valuation is principally based on observable inputs including quoted prices for similar assets in markets that are active and observable market data.

Commercial mortgage-backed securities: Valuation is principally based on observable inputs including quoted prices for similar assets in markets that are active and observable market data.

Non-mortgage asset-backed securities: Valued based on observable inputs including quoted prices for identical or similar assets in markets that are not active.

Foreign corporate securities: Valued based on observable inputs such as the applicable, country-specific market yield curve, market indicated spreads by security rating and quoted prices for identical assets in markets that are not active and/or similar assets in markets that are active.

Equity securities - common and preferred stock, publicly traded: Consists of U.S. and Canadian exchange traded common and preferred stocks; valuation is based on observable inputs such as the applicable market yield curve, market indicated spreads by security rating, and quoted prices for identical assets in markets that are not active and/or similar assets in markets that are active.

Short-term investments: Consists of U.S. Treasury securities and short-term domestic securities; valuation is based on observable inputs such as the U.S. Treasury yield curve, market indicated spreads by security rating and quoted prices for identical assets in markets that are not active and/or similar assets in markets that are active.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

Derivatives: Consists of derivatives such as interest-rate swaps, currency forwards, and other over the counter derivatives used for hedging purposes. Valuation inputs having a significant effect on fair value include market quoted interest rates, market-implied volatility and other observable inputs regularly used by industry participants in the over-the-counter derivatives markets. Exchange traded derivatives are reported in Level 1.

Separate account assets: Consists of mutual funds which the Company could redeem its investment in at net asset value per share with the investee.

Level 3 Measurements
--------------------
Foreign government securities: Valued based on one or more significant unobservable inputs such as estimated prices for similar assets in markets that are not active.

Domestic corporate securities: Valued based on one or more significant unobservable inputs such as estimated prices from a third party for similar assets in markets that are not active.

Residential mortgage-backed securities: Valuation is principally based on one or more significant unobservable inputs including estimated prices for similar assets in markets that are not active. When available, market indices and observable inputs, along with analytical modeling are used.

Commercial mortgage-backed securities: Valuation is principally based on one or more significant unobservable inputs including estimated prices for similar assets in markets that are not active. When available, market indices and observable inputs, along with analytical modeling are used.

Non-mortgage asset-backed securities: Valuation is principally based on one or more significant unobservable inputs including estimated prices for similar assets in markets that are not active. When available, market indices and observable inputs, along with analytical modeling are used.

Foreign corporate securities: Valued based on one or more significant unobservable inputs such as estimated prices from a third party for similar assets in markets that are not .

Equity securities - common and preferred stock, non-publicly traded: Consists of non-public securities primarily acquired in conjunction with investments in limited partnerships. Such investments are initially valued at transaction price and subsequently adjusted when evidence is available to support adjustments. Such evidence includes change in value as a result of public offerings, market comparables, market liquidity, the investees' financial results, sales restrictions, or other items.

Student loans: Valued based on discounted cash flow analyses with interest rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. In addition, the Company makes assumptions regarding default rate, prepayment rate and discount rate. Loans with similar characteristics are aggregated for purposes of the calculations.

Derivatives embedded in annuity contracts: The Company offers certain variable annuity products with guaranteed minimum benefit riders. These include guaranteed minimum withdrawal benefit ("GMWB") riders and guaranteed minimum accumulation benefit ("GMAB") riders. GMWB and GMAB riders are embedded derivatives, which are measured at fair value separately from the host variable annuity contract. Equity indexed annuities also contain an embedded derivative, the option on a stock index.

The fair value for these embedded derivatives is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. The Company projects cash flows from the derivatives under multiple capital market scenarios using observable risk free rates then includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's debt as well as its claims paying ability.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment. These derivatives may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the fair value of the derivatives that could materially affect net income. See Embedded Derivatives within this Note for the impact to net income (loss).

FAIR VALUE MEASUREMENT - NONRECURRING BASIS

Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, the assets and liabilities are not measured at fair value on an ongoing basis but are subject to fair value adjustments only in certain circumstances. Other than the re-measurement of the Company's equity interest in Producers Ag Insurance Group, Inc. in 2010 as detailed in Note 15 and the net realized investment losses related to troubled debt restructurings as detailed in Note 3, the Company had no assets or liabilities that required a fair value adjustment as of December 31, 2011 or 2010.

FAIR VALUE MEASUREMENT OF OTHER FINANCIAL INSTRUMENTS

Accounting standards require disclosure of fair value information about certain on- and off-balance sheet financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not readily available, fair values are determined based on estimates using present value of estimated cash flows or other valuation techniques. These fair value estimate calculations are significantly affected by the assumptions used, including the discount rates and estimates of future cash flows. Management believes the assumptions used are appropriate, however changes in assumptions could cause these estimates to vary materially.

Certain financial instruments, investments accounted for using the equity method, and all nonfinancial instruments are excluded from the disclosure requirements.

The following methods and assumptions were used by the Company in estimating the fair value disclosures for significant financial instruments:

Mortgage loans: The fair values for mortgage loans are estimated using discounted cash flow analyses with interest rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair values for mortgages in default are reported at the estimated fair value of the underlying collateral.

Policy Loans: The Company believes it is not practicable to determine the fair value of its policy loans since there is no stated maturity and policy loans are often repaid by reductions to policy benefits.

Notes receivable: The fair values for notes receivable are estimated using discounted cash flow analyses with interest rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings.

Cash, Short-term investments, and Accrued investment income: The carrying amounts for these instruments approximate their fair values due to their short term nature.

Investment-type contracts: Investment-type contracts include group and individual annuity contracts and deposit-type contracts in the general account. In most cases, the fair values are determined by discounting expected liability cash flows and required profit margins using the year-end swap curve plus a spread equivalent to a cost of funds for insurance companies.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

Notes payable: The fair value for notes payable is estimated using discounted cash flow analyses with interest rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings.

Separate account liabilities: Separate account liabilities represent the account value owed to the customer which is equal to the segregated assets carried at fair value.

The carrying amounts and estimated fair values of the Company's financial instruments which are not measured at fair value on a recurring basis, at December 31 are as follows:

========================================================================================================
                                                  2011                                 2010
                                       CARRYING         ESTIMATED           CARRYING          ESTIMATED
                                        AMOUNT          FAIR VALUE           AMOUNT           FAIR VALUE
========================================================================================================
Financial instruments
 recorded as assets:
   Mortgage loans                    $   967,274       $ 1,077,754         $   811,595       $   869,641
   Policy loans                          104,315           104,315             104,369           104,369
   Notes receivable                        8,205             8,205              15,456            15,456
   Cash                                  219,478           219,478             217,412           217,412
   Short-term investments                  7,924             7,924                 994               994
   Accrued investment
    income                                98,299            98,299              95,004            95,004

Financial instruments
 recorded as liabilities:
   Investment-type contracts           4,916,652         4,780,451           4,572,513         4,588,338
   Notes payable                         134,183           137,805             247,497           244,298
   Separate account liabilities        4,181,210         4,181,210           4,215,651         4,215,651
========================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

FAIR VALUE OPTION AND STUDENT LOANS

The Company elected the fair value option with respect to all student loans to better reflect their economics. These loans are included in other invested assets at December 31, 2011 and 2010.

The fair value and the aggregate unpaid principal balance of the Company's student loans for which the fair value option has been elected at December 31, 2011 and 2010 are as follows:

=======================================================================================================
                                                                               2011               2010
=======================================================================================================
Fair value                                                                   $ 22,023          $ 20,629
Aggregate contractual principal and accrued interest outstanding               22,812            22,902
-------------------------------------------------------------------------------------------------------

Fair value (under) aggregate contractual
   principal and accrued interest outstanding                                $   (789)         $ (2,273)
=======================================================================================================

The change in the fair value of the loans is included in net realized investment losses in the accompanying consolidated statement of comprehensive income. Interest income is recorded on an accrual basis and is included in net investment income. The Company had $7,650 and $4,520 of loans at December 31, 2011 and 2010, respectively that were in repayment status with less than $500 of loans greater than 90 days past due in both years.

NOTE 5: INCOME TAX

CUNA Mutual and certain of its domestic subsidiaries file a consolidated life-nonlife federal income tax return. The Company has entered into a tax sharing agreement with its subsidiaries. The agreement provides for the allocation of tax expense between CUNA Mutual and its subsidiaries and is based on each subsidiary's contribution to the consolidated federal income tax liability. The agreement is substantially in accordance with Reg. Section 1.1552-1(a)(1) and 1.1502-33(d)(3). The agreement departs from Reg. Section 1.1552-1(a)(1) and 1.1502-33(d)(3) in that subsidiaries which have incurred losses are reimbursed regardless of the utilization of the loss in the current year.

INCOME TAX EXPENSE (BENEFIT) ON CONTINUING OPERATIONS

Income tax expense (benefit) attributable to income (loss) from continuing operations for the years ended December 31 is as follows:

=======================================================================================================
                                                             2011             2010               2009
=======================================================================================================
Current tax expense (benefit)                             $ (22,144)        $  7,066          $ (87,693)
Deferred tax expense (benefit)                               51,812           22,174             45,836
-------------------------------------------------------------------------------------------------------

Total income tax expense (benefit)                        $  29,668         $ 29,240          $ (41,857)
=======================================================================================================

The income tax effects of discontinued operations are shown in Note 14.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

RECONCILIATION TO U.S. TAX RATE

Income tax expense (benefit) differs from the amount computed by applying the U.S. federal corporate income tax rate of 35% to income (loss) from continuing operations before income taxes, equity in income (loss) of unconsolidated affiliates and net income (loss) attributable to non-controlling interests due to the items listed in the following reconciliation:

=======================================================================================================
                                                                     2011          2010          2009
=======================================================================================================
Tax expense (benefit) computed at federal corporate tax rate      $  43,141     $ 40,118      $ (40,814)
Tax-exempt investment income                                         (4,452)      (4,842)        (4,718)
Income tax related to prior years                                   (10,216)      (7,333)        (3,425)
Dividends-received deduction                                         (3,065)      (3,210)        (3,461)
Meals and entertainment                                                 931          959            553
Valuation allowance                                                       -            -         11,600
Foreign operations                                                      185          (76)           105
Non-deductible business acquisition costs                             2,445        3,158              -
Other, net                                                              699          466         (1,697)
-------------------------------------------------------------------------------------------------------

Total income tax expense (benefit) on
   continuing operations                                          $  29,668     $ 29,240      $ (41,857)
=======================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

DEFERRED INCOME TAXES

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial statement purposes and the amounts for income tax purposes. Significant components of the Company's deferred tax assets and liabilities at December 31, 2011 and 2010 are as follows:

========================================================================================================
                                                                           2011                   2010
========================================================================================================
Deferred tax assets:
   Policy liabilities and reserves                                      $ 152,724              $ 152,054
   Pension and other employee benefits                                     91,847                 93,806
   Investments                                                             36,957                 55,475
   Unearned revenue                                                        29,138                 32,415
   Loss reserve discounting                                                16,380                 16,829
   Accrued expenses                                                        31,513                 31,534
   Dividends payable to policyholders                                      12,884                 12,829
   Foreign currency translation                                            14,788                 13,645
   Loss carryforwards                                                       6,587                  9,473
   Other                                                                   12,105                 18,063
--------------------------------------------------------------------------------------------------------

Gross deferred tax assets                                                 404,923                436,123
--------------------------------------------------------------------------------------------------------

Deferred tax liabilities:
   Unrealized investment gains                                            143,649                 19,558
   Deferred policy acquisition costs                                      139,660                139,348
   Deferred and uncollected premium                                        12,189                 10,819
   Fixed assets and real estate                                            12,805                  9,826
   Intangible assets                                                       25,991                 27,300
   Undistributed net income of unconsolidated affiliates                   22,547                 22,573
   Other                                                                    8,122                  7,550
========================================================================================================

Gross deferred tax liabilities                                            364,963                236,974
========================================================================================================

Deferred tax asset, net                                                 $  39,960              $ 199,149
========================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

VALUATION ALLOWANCE

The Company considered the need for a valuation allowance with respect to its gross deferred tax assets as of December 31, 2011 and 2010 and, based on that evaluation, the Company had no valuation allowance at December 31, 2011 or 2010.

Income tax expense in 2009 includes $11,600 attributable to an increase in the valuation allowance relating to the deferred tax assets on investment capital losses recorded in the first quarter of 2009. This valuation allowance was released in connection with the implementation of the amendments to FASB ASC 320 on April 1, 2009; however, the release was recorded as an increase to retained earnings and therefore did not reverse the amount recorded in income tax expense on a year-to-date basis. The release of the valuation allowance is related to the reversal of previously recorded other-than-temporary impairments that would not have been recorded under the new guidance. Management believes it is more likely than not that the deferred tax assets will be realized based on the Company's assessment that the deductions ultimately recognized for tax purposes will be fully utilized.

OTHER TAX ITEMS

The Company had no capital loss carryforwards or related tax benefits as of December 31, 2011. As of December 31, 2010, the Company had federal capital loss carryforwards of approximately $10,000; the related tax benefits were $3,500.
As of December 31, 2011 and 2010, the Company had federal operating loss carryforwards of approximately $15,300 and $14,500, respectively; the related tax benefits are approximately $5,300 and $5,000. These carryforwards expire in years 2024 through 2028. As of December 31, 2011 and 2010, the Company had state operating loss carryforwards of approximately $26,100 and $20,000, respectively; the related tax benefits are approximately $1,200 and $900, respectively. These carryforwards expire in various years through 2031.

The Company generally does not provide U.S. deferred income taxes or foreign withholding taxes on undistributed earnings from foreign affiliates since the earnings are intended to be reinvested indefinitely. However, as disclosed in
Note 14, the Company sold its Australian business operations in 2011. In connection with this sale the Company recorded deferred tax liabilities of approximately $2,000 and $4,000 at December 31, 2011 and 2010, respectively, related to the undistributed earnings in its Australian subsidiaries most of which related to earnings of prior years.

UNRECOGNIZED TAX BENEFITS

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

=======================================================================================================
                                                                           2011                   2010
=======================================================================================================
Balance at January 1                                                    $ 43,513               $ 58,486
  Reductions based on tax positions related to the current year            2,247                 (2,640)
  Additions for prior years' tax positions                                 2,569                    611
  Reductions for prior years' tax positions                               (1,657)                (9,912)
  Reductions for settlements                                                   -                    (85)
  Reductions for expiration of statutes                                   (4,138)                (2,947)
-------------------------------------------------------------------------------------------------------

Balance at December 31                                                  $ 42,534               $ 43,513
=======================================================================================================

Included in the balance of unrecognized tax benefits at December 31, 2011 and 2010 are $29,417 and $28,765, respectively, of unrecognized tax benefits that, if recognized would affect the effective income tax rate in future periods. Management anticipates the closing of certain positions related to investment income and insurance

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

deductions may result in a decrease to the Company's uncertain tax benefits during 2012, in a range of up to $17,000.

The Company recognizes interest accrued related to unrecognized tax benefits as part of the income tax provision. During the years ended December 31, 2011 and 2010, the Company recognized reductions of approximately $5,918 and $534 in interest and penalties, respectively. The Company had accrued $18,045 and $23,963 for the payment of interest and penalties at December 31, 2011 and 2010, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various states and foreign jurisdictions. For the major jurisdictions where it operates, the Company is generally no longer subject to income tax examinations by tax authorities for years ended before December 31, 2005 for CUNA Mutual and subsidiaries and December 31, 2005 for CUNA Mutual Life Insurance Company ("CMLIC") and subsidiaries. However, the statutes remain open for years ended after December 31, 2000 for CMLIC and subsidiaries. CUNA Mutual and CMLIC merged on December 31, 2007. For tax purposes the merger was effective January 1, 2008.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

NOTE 6: REINSURANCE

The Company enters into reinsurance agreements to reduce overall risk, including exposure to large losses and catastrophic events. The Company retains the risk of loss in the event that a reinsurer is unable to meet the obligations assumed under the reinsurance agreements. The Company also assumes insurance risk that was directly written by other insurance entities.

The effects of reinsurance on premiums and on claims, benefits, and losses incurred for the years ended December 31 are as follows:

===============================================================================================================
                                       2011                        2010                        2009
===============================================================================================================
                                LIFE &      PROPERTY &      LIFE &      PROPERTY &      LIFE &      PROPERTY &
                                HEALTH       CASUALTY       HEALTH       CASUALTY       HEALTH       CASUALTY
                              INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE
===============================================================================================================
Premiums:
   Direct                    $ 1,227,053   $ 1,118,596   $ 1,238,125   $   849,404   $ 1,214,273   $   547,185
   Assumed from ProAg(1)               -             -             -             -             -       230,708
   Assumed from
      non-affiliates               1,475       216,986         3,023       204,040         3,842       123,762
   Ceded to ProAg(1)                   -             -             -             -             -       (65,931)
   Ceded to non-affiliates       (12,593)     (430,563)      (13,992)     (268,637)      (14,974)      (43,093)
---------------------------------------------------------------------------------------------------------------

Net premiums                 $ 1,215,935   $   905,019   $ 1,227,156   $   784,807   $ 1,203,141   $   792,631
===============================================================================================================

Claims, benefits and losses
incurred:
    Direct                   $   831,323   $ 1,401,073   $   814,077   $   635,952   $   777,237   $   380,125
    Assumed from ProAg(1)              -             -             -             -             -       228,681
    Assumed from
        non-affiliates               878       146,060         1,437       127,264         1,063        93,942
    Ceded to ProAg(1)                  -             -             -             -             -       (62,309)
    Ceded to non-affiliates      (29,338)     (817,012)      (12,584)     (183,583)      (11,468)      (34,277)
===============================================================================================================

Net claims, benefits and
losses                       $   802,863   $   730,121   $   802,930   $   579,633   $   766,832   $   606,162
===============================================================================================================

(1) Through October 30, 2009, the date Producer's AG Insurance Group, Inc. ("ProAg") became a 100%-owned subsidiary (see Note 15).

The balance of reinsurance recoverables at December 31, 2011 and 2010 was $628,109 and $259,351, respectively. These balances are subject to uncertainties similar to the estimates of the gross reserves for claims and policy benefits and loss and loss adjustment expenses. The collection of the balances is also subject to risks. The Company evaluates the risks to collection of these balances in determining the need to establish an allowance for uncollectible reinsurance. In making this determination, the Company considers, among other factors, the credit rating of the reinsurers, its past collection experience, the aging of balances, and any known credit concerns or disputes over contract interpretations. The aggregate recoverable balance of the three largest reinsurers was $518,374 or 83% and $193,262 or 75% at December 31, 2011 and 2010, respectively. No other reinsurer accounts for more than 5% of the balance at December 31, 2011. At December 31, 2011 and 2010

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

included among the balances from these three reinsurers is $320,080 and $42,194, respectively, due from the Federal Crop Insurance Corporation ("FCIC") under a crop reinsurance contract with the FCIC, an entity of the Department of Agriculture of the U.S. government. Based on the Company's evaluation a nominal allowance for uncollectible reinsurance balances was established at December 31, 2011 and 2010.

NOTE 7: DEFERRED POLICY ACQUISITION COSTS

A summary of the deferred policy acquisition costs ("DAC") deferred and amortized at and for the year ended December 31, 2011 and 2010 is shown in the following table:

=============================================================================================================
                                                                2011                         2010
=============================================================================================================
                                                       Life and     Property and    Life and     Property and
                                                        Health        Casualty       Health        Casualty
                                                       Insurance      Insurance     Insurance     Insurance
=============================================================================================================
Balance at beginning of year                           $ 509,999    $   27,658     $  563,571    $   24,602
   Policy acquisition costs deferred                     256,012       132,180        247,491       132,196
   Policy acquisition costs amortized
      and adjustments for changes in
      life and health gross profit assumptions          (261,211)     (126,098)      (273,992)     (129,140)
   DAC effect of change in net unrealized
      gains on securities available for sale             (27,664)            -        (27,071)            -
=============================================================================================================

Balance at end of year                                 $ 477,136    $   33,740     $  509,999     $  27,658
=============================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

NOTE 8: LIABILITY FOR CLAIM RESERVES

The following table presents activity relating to unpaid claim and claim adjustment expense reserves for property and casualty and certain accident and health insurance policies:

===============================================================================================================
                                                                2011                           2010
---------------------------------------------------------------------------------------------------------------
                                                     ACCIDENT AND   PROPERTY AND    ACCIDENT AND   PROPERTY AND
                                                        HEALTH        CASUALTY        HEALTH         CASUALTY
                                                      INSURANCE      INSURANCE       INSURANCE      INSURANCE
---------------------------------------------------------------------------------------------------------------
Balance as of January 1                              $   404,965    $   496,259     $   393,974    $   431,140
   Less experience refunds liability                      29,316         10,694          36,474          6,375
   Less reinsurance recoverables                           6,159         64,604           6,330         64,015
---------------------------------------------------------------------------------------------------------------
 Net balance as of January 1                             369,490        420,961         351,170        360,750
---------------------------------------------------------------------------------------------------------------
 Incurred, net of reinsurance
    recoverable, related to:
       Current year                                      223,736        740,041         233,557        595,253
       Prior years                                          (494)        (9,920)         26,422        (15,620)
---------------------------------------------------------------------------------------------------------------
 Total incurred                                          223,242        730,121         259,979        579,633
---------------------------------------------------------------------------------------------------------------
 Paid, net of reinsurance
    recoverable related to:
       Current year                                       77,813        581,153          78,132        347,973
       Prior years                                       153,655        133,529         163,527        171,449
---------------------------------------------------------------------------------------------------------------
 Total paid                                              231,468        714,682         241,659        519,422
---------------------------------------------------------------------------------------------------------------
 Net balance at December 31                              361,264        436,400         369,490        420,961
   Plus experience refunds liability                      40,772         14,207          29,316         10,694
   Plus reinsurance recoverables                           6,666        319,953           6,159         64,604
---------------------------------------------------------------------------------------------------------------

Balance at December 31                               $   408,702    $   770,560     $   404,965    $   496,259
===============================================================================================================

For accident and health products the liability for claim reserves from prior years decreased by $494 in 2011 and increased by $26,422 in 2010. For property and casualty products, the decrease was $9,920 and $15,620 in 2011 and 2010, respectively.

For accident and health products there was minimal change in 2011 and adverse development in 2010 of prior year reserves which was primarily due to an increase in the claim reporting period for credit disability coverage. For property and casualty products, the decrease in 2011 primarily relates to the favorable development on the December 31, 2010 crop reserves. For property and casualty products, the 2010 decrease in prior years incurred losses primarily relates to the net of favorable development on the December 31, 2009 crop reserves partially offset by loss adjustment expenses incurred in 2010 for claims paid primarily on the 2009 crop year.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

NOTE 9: BENEFIT PLANS

The Company has noncontributory defined benefit pension plans covering substantially all full time employees other than employees of CPI Qualified Plan Consultants, Inc. or Producers Ag Insurance Group, Inc., both 100% owned subsidiaries of the Company. Certain employees and directors are also eligible for non-qualified defined benefit plans. Retirement benefits are provided using either a traditional or cash balance formula. The traditional formula provides benefits based on compensation and years of service. The cash balance formula utilizes notional accounts which credit participants with benefits equal to a percentage of eligible pay as well as earnings credits for each account balance. The cash balance formula applies to employees hired after December 31, 2001 for employees not covered under a collective bargaining agreement and September 1, 2005 for employees covered under a collective bargaining agreement. Benefits vest according to plan schedules. The Company's policy is to fund pension costs as required to meet the minimum funding requirements under the Employee Retirement Income Security Act of 1974. At December 31, 2011 and 2010, $69,125 and $98,346, respectively, of the benefit plan assets shown in the table below are invested in the Ultra Series Fund, a family of mutual funds which is managed by an alliance that the Company is party to. (See Note 2, Mutual Fund Alliance, for further discussion.)

The Company's Board adopted an amendment to freeze the traditional formula portion of the pension plan for non-represented employees, effective August 1, 2009. Employees retain the benefits they have accrued under the grandfathered plans as of the date of the freeze; however, no additional benefits will be accrued under the traditional formula. CUNA Mutual continues to accrue future benefits for these employees under the cash balance formula. The Company has postretirement benefit plans which provide certain medical and life insurance benefits to eligible participants and dependents. The cost of postretirement benefits is recognized over the period the employees perform services to earn the benefits.

The measurement date for all benefit plans is December 31.

Amounts recognized in accumulated other comprehensive income (loss) related to pension and other postretirement benefit plans as of December 31, 2011 and 2010 are as follows:

===============================================================================================================
                                                        PENSION BENEFITS          OTHER POSTRETIREMENT BENEFITS
                                                   ============================================================
                                                      2011            2010           2011          2010
---------------------------------------------------------------------------------------------------------------
Net prior service cost (benefit)                   $ (16,254)      $ (18,235)     $   (857)     $  (1,315)
Net actuarial (gain) loss                            233,069         218,494        (4,584)       (11,437)
---------------------------------------------------------------------------------------------------------------
Total recognized in accumulated
  other comprehensive loss, before tax               216,815         200,259        (5,441)       (12,752)
Tax expense (benefit)                                (75,101)        (69,292)        1,904          4,413
---------------------------------------------------------------------------------------------------------------
Total recognized in accumulated
  other comprehensive loss, net of tax             $ 141,714       $ 130,967      $ (3,537)     $  (8,339)
===============================================================================================================

The estimated net actuarial (gain) loss and prior service cost (benefit) that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost during 2012 for the pension benefit plans are $15,639 and ($1,942), respectively, and for the other postretirement benefit plans there are no actuarial losses to be amortized and ($293), respectively.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

The following table summarizes information about the plans at December 31:

=============================================================================================================
                                                      PENSION BENEFITS          OTHER POSTRETIREMENT BENEFITS
                                                 ============================================================
                                                     2011           2010           2011           2010
-------------------------------------------------------------------------------------------------------------
Fair value of plan assets                        $  582,810     $  496,001      $   8,207      $   7,805
Benefit obligation                                 (740,280)      (674,290)       (60,418)       (51,199)
-------------------------------------------------------------------------------------------------------------

Net liability recognized in the
    consolidated balance sheet                   $ (157,470)    $ (178,289)     $ (52,211)     $ (43,394)
=============================================================================================================

The following table provides information for the plans for the years ended December 31:

=================================================================================================
                                          PENSION BENEFITS          OTHER POSTRETIREMENT BENEFITS
                                   ==============================================================
                                     2011       2010       2009       2011      2010      2009
-------------------------------------------------------------------------------------------------
Pension and other
   postretirement benefits:
      Employer contributions       $ 62,423   $ 19,363   $ 57,374   $ 1,085   $ 1,319   $ 1,371
      Benefit payments               33,985     36,624     34,589     1,085     1,319     1,371
      Net periodic benefit cost      25,170     23,429     31,428     2,589     1,123       998
      Curtailment gain                    -          -      1,629         -         -       247
=================================================================================================

The pension benefit costs for 2009 include recognition of a curtailment gain of $1,629. The postretirement benefit costs for 2009 include recognition of a curtailment gain of $247. These curtailment gains result from workforce reductions.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

In the table below, information is presented as of December 31 for those pension plans for which the accumulated benefit obligation exceeds the fair value of plan assets.

=============================================================================================
                                                                        2011          2010
=============================================================================================
Projected benefit obligation                                         $  740,280     $ 674,290
Accumulated benefit obligation                                          690,507       627,274

Fair value of plan assets:
  Debt securities                                                    $  447,474     $ 390,453
  Equity securities                                                      83,142        74,561
  All other investments                                                  52,194        30,987
---------------------------------------------------------------------------------------------

Total fair value of plan assets                                      $  582,810     $ 496,001
=============================================================================================

ACTUARIAL ASSUMPTIONS

CUNA Mutual's actuarial assumptions used to develop pension and other postretirement benefit obligations for the years ended December 31 were as follows:

===============================================================================================================
                                                   PENSION BENEFITS               OTHER POSTRETIREMENT BENEFITS
                                                 ==============================================================
                                                 2011            2010             2011            2010
---------------------------------------------------------------------------------------------------------------
Discount rate                                    5.1%            5.5%             5.0%             5.6%
Assumed rate of annual
  compensation increase                          4.1             4.1              4.2              4.2
===============================================================================================================

The assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation is 9.3% reducing to 4.7% by 2084.

CUNA Mutual's actuarial assumptions used to develop pension and other postretirement benefit expenses for the years ended December 31 were as follows:

===============================================================================================================
                                                PENSION BENEFITS                 OTHER POSTRETIREMENT BENEFITS
                                         ----------------------------------------------------------------------
                                         2011         2010         2009         2011         2010         2009
---------------------------------------------------------------------------------------------------------------
Discount rate                            5.5%         6.0%         6.6%         5.6%         6.1%          6.6%
Assumed rate of annual
   compensation increase                 4.1          4.1          4.1          4.2          4.2           4.2
Expected long-term
   rate of return on plan assets         7.2          7.1          7.4          7.2          7.1           6.2
===============================================================================================================

In determining the discount rate for the year ended December 31, 2011, the Company used a hypothetical bond portfolio of actual AA rated securities matching the expected monthly benefits in the plans as the source for the discount rate. In determining the discount rate for the years ended December 31, 2010 and 2009, the Company used the Citibank Above Median Pension Curve, which is represented by a series of annualized individual discount rates from six months to thirty years. The curve is constructed from the above median option adjusted

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

spreads of AA-rated corporate bonds. In determining the expected long-term rate of return on plan assets, the Company used the current investment allocation applied to a long-term historical indexed rate of return for these asset classes.

MEDICARE PART D SUBSIDY

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare Part D as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare Part D. The effects of the subsidy are reflected in the measurement of the net periodic other postretirement benefit costs. The effect of the subsidy for 2011 was a reduction of the other postretirement benefit cost of $285 including $189 related to service cost, $291 related to interest cost and ($195) related to recognized net actuarial (gain) loss. Comparable figures for 2010 were a reduction of the other postretirement benefit cost of $250 including $175 related to service cost, $290 related to interest cost and ($214) related to recognized net actuarial (gain) loss. The subsidy reduced the 2011 accumulated other postretirement benefit obligation by $5,083 compared to $5,220 in 2010. Subsidies received in 2011 and 2010 amounted to $44 and $51, respectively.

ESTIMATED FUTURE BENEFIT PAYMENTS

Estimated future benefit payments for the years ended December 31 are as follows:

==========================================================================================================
                                                            OTHER             OTHER             OTHER
                                                       POSTRETIREMENT    POSTRETIREMENT    POSTRETIREMENT
                                                          BENEFITS          BENEFITS          BENEFITS
                                            PENSION         BEFORE          MEDICARE            AFTER
                                           BENEFITS        SUBSIDY           SUBSIDY           SUBSIDY
==========================================================================================================
Estimated future benefit payments
     2012                                 $  37,914       $  1,168            $  27           $  1,141
     2013                                    39,036          1,419               35              1,384
     2014                                    40,482          1,721               43              1,678
     2015                                    41,958          2,083               56              2,027
     2016                                    43,751          2,480               72              2,408
     2017-2021                              246,208         16,991              622             16,369
==========================================================================================================

We anticipate making a minimum contribution to the pension plans of approximately $24,000 in 2012 with future amounts to be determined based on future asset performance and liabilities. For other postretirement benefits, the employer contribution will be equivalent to the estimated 2012 benefits.

PENSION PLAN ASSETS

The Company's overall investment strategy is to achieve a mix of approximately 80 percent debt related exposure and 20 percent equity exposure. Equity securities primarily include investments in domestic large-cap and mid-cap mutual funds primarily. Debt related securities primarily include investment grade corporate bond mutual funds. The Company limits its concentrations of risk by diversifying its plan assets through investment in funds rather than individual holdings. The Company maintains a diversified investment portfolio including issuer, sector

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

and geographic stratification, where applicable, and has established certain exposure limits, diversification standards, and review procedures to mitigate risk.

Overall investment strategy is intended to match market asset movements with discount rate related liability changes as closely as possible. This strategy is intended to limit the range of contributions needed by the Company to maintain the plan at minimum funding levels.

CUNA Mutual invests the pension plans' assets with the goal of meeting short and long term obligations, employing optimization techniques to achieve the highest expected return under a target level of portfolio risk. The portfolio risk target is based on the pension plans' funded status, payout features, and participants' characteristics. This methodology takes into account asset class correlations to assure appropriate portfolio diversification. Asset class allocations are allowed to approximate target with a small tolerance to changes in overall portfolio risk. Derivatives may be used to maintain the target allocation.

The expected rates of return and variance for each asset class are derived using statistical techniques based on long-term historical data. Returns and correlations are adjusted slightly to reflect trends and portfolio manager expectations.

CUNA Mutual's pension plan asset allocation at December 31, by asset category, as a percentage of plan assets, and the target allocation, is shown below:

=======================================================================================================
                                                                                            2011 TARGET
                                                          2011             2010             ALLOCATION
-------------------------------------------------------------------------------------------------------
Asset category
   Debt securities                                        76.8%            78.7%             80.0%
   Equity securities                                      14.3             15.0              20.0
   Cash equivalents and other                              8.9              6.3                 -
-------------------------------------------------------------------------------------------------------

    Total                                                100.0%           100.0%            100.0%
=======================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

The fair value of the Company's pension plan assets by asset category at December 31, 2011 are presented in the following table.

===========================================================================================
PLAN ASSETS, AT FAIR VALUE                    LEVEL 1      LEVEL 2     LEVEL 3      TOTAL
===========================================================================================
Cash equivalents                             $  47,989    $      -    $      -    $  47,989
Debt securities                                415,042      32,432           -      447,474
Equity securities                               54,643      28,499           -       83,142
-------------------------------------------------------------------------------------------
   Total plan assets at fair value             517,674      60,931           -      578,605
Other assets                                         -           -      20,217       20,217
-------------------------------------------------------------------------------------------

    Total plan assets(1)                     $ 517,674    $ 60,931    $ 20,217    $ 598,822
===========================================================================================

(1) Total plan assets do not include payables related to the settlement of pending trades of $16,012 as of December 31, 2011.

The fair value of the Company's pension plan assets by asset category at December 31, 2010 are presented in the following table.

===========================================================================================
PLAN ASSETS, AT FAIR VALUE                    LEVEL 1      LEVEL 2     LEVEL 3      TOTAL
-------------------------------------------------------------------------------------------
Cash equivalents                             $  19,399    $      -    $      -    $  19,399
Debt securities                                328,660      61,793           -      390,453
Equity securities                               38,007      36,554           -       74,561
===========================================================================================
   Total plan assets at fair value             386,066      98,347           -      484,413
Other assets                                         -           -      11,588       11,588
===========================================================================================

   Total plan assets                         $  386,066    $ 98,347   $ 11,588    $ 496,001
===========================================================================================

A summary of valuation techniques for classes of pension plan and other benefit assets by fair value hierarchy level are as follows:

Level 1 Measurements
--------------------
Cash equivalents: Consists of money market funds; valuation is based on the closing price as of the balance sheet date.

Debt securities: Consists of actively traded mutual funds that have daily quoted net asset values at which the Company could transact.

Equity securities: Consists of actively traded mutual funds based on daily quoted net asset values for identical assets in active markets that the Company can access.

Level 2 Measurements
--------------------
Debt securities: Valuation based on observable inputs such as U.S. Treasury yield curve, market indicated spreads by security rating and quoted prices for identical assets in markets that are not active and/or similar assets in markets that are active.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

Equity securities: Consists of mutual funds where the valuation is based on observable inputs such as quoted net asset values for identical assets in markets that are not active and/or similar assets in markets that are active.

Level 3 Measurements
--------------------

Other assets: Consists primarily of limited partnerships; the valuation of limited partnerships is based on the fair value of the partnership as determined by the general partner based on the underlying holdings.

The following table sets forth the fair values of assets classified as level 3 within the fair value hierarchy at December 31, 2011:

=======================================================================================================
                    BALANCE      RETURN ON      RETURN ON         NET       TRANSFER IN    BALANCE
                   JANUARY 1,   PLAN ASSETS-   PLAN ASSETS-    PURCHASES      (OUT) TO    DECEMBER 31,
                      2011          HELD           SOLD       AND (SALES)     LEVEL 3         2011
-------------------------------------------------------------------------------------------------------
Other assets        $ 11,588      $ 1,836         $ 222         $ 6,571        $    -       $ 20,217
-------------------------------------------------------------------------------------------------------
    Total assets    $ 11,588      $ 1,836         $ 222         $ 6,571        $    -       $ 20,217
=======================================================================================================

The following table provides the components of the items included in net purchases, sales and maturities for 2011.

============================================================================
                                                               NET PURCHASES
                               PURCHASES        SALES           AND (SALES)
----------------------------------------------------------------------------
Other assets                   $ 7,997         $ 1,426         $ 6,571
----------------------------------------------------------------------------
   Total assets                $ 7,997         $ 1,426         $ 6,571
============================================================================

The following table sets forth the fair values of assets classified as level 3 within the fair value hierarchy at December 31, 2010:

==============================================================================================
                      BALANCE    RETURN ON    RETURN ON       NET                   BALANCE
                     JANUARY 1, PLAN ASSETS- PLAN ASSETS-  PURCHASES  TRANSFER IN DECEMBER 31,
                       2010         HELD         SOLD     AND (SALES)  TO LEVEL 3    2010
==============================================================================================
Other assets         $ 692      $ (82)       $ 976        $ 245       $ 9,757     $ 11,588
----------------------------------------------------------------------------------------------
    Total assets     $ 692      $ (82)       $ 976        $ 245       $ 9,757     $ 11,588
==============================================================================================

OTHER POST EMPLOYMENT BENEFITS

The Company has a plan to provide severance pay and continuation of certain life and health benefits to qualifying inactive or former employees during the severance period. The Company also provides certain life and health benefits to employees in disability status. The liability for these other post employment benefits was $9,210 and $8,844 at December 31, 2011 and 2010, respectively.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

DEFINED CONTRIBUTION PLANS

The Company sponsors thrift and savings plans, which covers substantially all regular full-time employees and agents who meet certain eligibility requirements. Under the plans, the Company may contribute an amount equal to a participant's contribution, up to a maximum of 5% of a participant's salary, other than the employees of Producers Ag Insurance Group. The Company match is vested according to plan schedules. The Company's contributions for the years ended December 31, 2011, 2010 and 2009 were $12,110, $11,576 and $12,738, respectively.

BENEFIT PLANS FUNDED WITH RABBI TRUSTS

The Company also has a variety of deferred compensation plans for key executives and directors. The accrued liability for these plans was $79,123 and $74,045 as of December 31, 2011 and 2010, respectively, and is included in accounts payable and other liabilities in the consolidated balance sheets. These plans have been partially funded with assets in Rabbi trusts. Assets placed in trust also include amounts deposited to fund certain qualified defined benefit plans which are excluded from the determination of the accrued liability. There were no assets held in the Rabbi trusts at December 31, 2011 and $58,055 at December 31, 2010. These assets represent investments in mutual funds carried at fair value and are included with other equity securities in the consolidated balance sheets. Assets in such trusts are held for the benefit of the plan beneficiaries but remain the property of the Company.

NOTE 10: STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS (UNAUDITED)

The Company and its insurance subsidiaries are subject to statutory regulations as to maintenance of policyholders' surplus and the payment of dividends. Generally, ordinary dividends from an insurance subsidiary to its parent company must meet notice requirements promulgated by the regulator of the subsidiary's state of domicile ("Insurance Department"). Extraordinary dividends, as defined by state statutes, must be approved by the Insurance Department. The Company has three wholly-owned subsidiaries that are subject to statutory dividend restrictions in Iowa. CUMIS Insurance Society, Inc. and CUMIS Specialty Insurance Company, Inc. have dividend restrictions at December 31, 2011 of $50,185 and $5,528, respectively. MEMBERS Life Insurance Company is restricted from paying dividends. The Company has two wholly-owned subsidiaries subject to statutory dividend restrictions in Texas. At December 31, 2011, Producers Agriculture Insurance Company and Producers Lloyds Insurance Company have dividend restrictions of $5,409 and $594, respectively.

Risk-based capital requirements promulgated by the National Association of Insurance Commissioners require U.S. insurers to maintain minimum capitalization levels that are determined based on formulas incorporating credit risk, insurance risk, interest rate risk, and general business risk. At December 31, 2011, the Company and its insurance affiliates' adjusted surplus exceeded the minimum requirements.

CUNA Mutual and its insurance company affiliates file statutory-basis financial statements with insurance regulatory authorities. The Insurance Department has allowed CUNA Mutual to use certain accounting practices which differ from prescribed statutory accounting practices (permitted practices). These permitted practices relate to the carrying value of mortgage insurance affiliates and the method of recognizing certain group life, credit life, and credit disability premiums. After 2010, the Insurance Department agreed that the Company's premium recognition method was allowed under statutory guidance and no permitted practice was needed. The use of these permitted practices increased reported statutory surplus by $29,136 and $51,691 as of December 31, 2011 and 2010, respectively.

Statutory-basis net income of CUNA Mutual was $80,589, $33,437 and $281,644 for the years ended December 31, 2011, 2010 and 2009, respectively. Statutory-basis surplus was $1,400,973 and $1,354,817 at December 31, 2011 and 2010,
respectively.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

NOTE 11: NOTES AND INTEREST PAYABLE

The following table provides the details of notes and interest payable and capital lease obligations at December 31:

===================================================================================================
                                                                         2011              2010
---------------------------------------------------------------------------------------------------
CUNA Mutual Insurance Society (parent):
   Surplus notes at 8.5%, maturing 2030                                $  88,010         $  88,481
   Line of credit at .29% to .49%, maturing 2011                               -           100,000

Subsidiaries:
   Line of credit at 1.06%, maturing 2012                                 40,040                 -
   Line of credit at 1.06%, maturing 2011                                      -            35,000
   Secured promissory note at 5.0%, maturing 2012                          6,133            24,016
---------------------------------------------------------------------------------------------------
   Total notes and interest payable                                      134,183           247,497
---------------------------------------------------------------------------------------------------

Capital lease obligations                                                 35,897             3,677
---------------------------------------------------------------------------------------------------

Total notes and interest payable and capital lease obligations         $ 170,080         $ 251,174
===================================================================================================

CUNA MUTUAL INSURANCE SOCIETY - SURPLUS NOTES

The 8.5% surplus notes, issued in 2010, are due July 2030. Amounts outstanding as of December 31, 2011 and 2010 totaled $88,010 and 88,481, respectively. Interest on the notes is payable semi-annually. The surplus notes are subordinated, unsecured obligations of the Company, ranking subordinate to the claims of policyholders and all other creditors. The Company may not pay any principal, interest or make-whole amounts (fee paid on prepayment of principal) unless it has given notice to the applicable insurance regulatory authority and received approval to make any such payment. A request for payment of interest due January 2012 was approved by the applicable insurance regulatory authority. Beginning on July 31, 2020, and continuing annually thereafter until July 2030, scheduled principal payments (in equal annual installments) will be due and payable, subject to the foregoing regulatory approvals. The Company is required to comply with certain financial covenants including maintenance of a minimum statutory risk-based capital ratio and minimum total adjusted statutory capital level. At December 31, 2011, the Company was in compliance with these covenants.

CUNA MUTUAL INSURANCE SOCIETY - LINE OF CREDIT - FEDERAL HOME LOAN BANK

The Company has additional borrowing capacity as a result of contractual arrangements with the Federal Home Loan Bank of Des Moines ("FHLB") that were entered into in 2007 and evidenced by Advances, Collateral Pledge, and Security Agreements. These agreements provide that the Company would be entitled to borrow from the FHLB if the Company purchased FHLB common stock and provided securities as collateral for such borrowings. The amount of such permitted borrowings would be 22.5 times the Company's FHLB stock ownership, with an overall limitation based on 30% of the Company's statutory assets. As of December 31, 2010, $100,000 was outstanding on the FHLB line of credit and in July 2011 the Company borrowed an additional $100,000. The outstanding balance was repaid in August 2011. Interest on borrowings was calculated daily at floating rates that ranged from .29% to .41% in 2011 and .29% to .49% in 2010. As of December 31, 2011 and 2010, the Company owned $11,902 and $16,031 of FHLB common stock, respectively. The Company had no pledged securities at December 31, 2011 and $117,528 at December 31, 2010.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

CUNA MUTUAL INSURANCE SOCIETY - LINE OF CREDIT - JP MORGAN

CUNA Mutual entered into a $200,000 three year unsecured revolving credit facility agreement with JP Morgan Chase Bank and other lenders in November 2010. Under the facility, a fee ranging from .20% to .35% per year is assessed on the unused committed principal. The unused fee is determined based on the Company's debt to capital ratio and was assessed at .25% at December 31, 2011 and 2010, respectively. Interest amounts calculated vary based on certain benchmark interest rates. The Company is required to comply with certain financial covenants including a maximum ratio of total debt to policyholders' surplus, a minimum statutory risk-based capital ratio, and minimum statutory surplus. At December 31, 2011 and 2010 the Company was in compliance with these covenants. As of December 31, 2011 and 2010, the Company had no outstanding borrowings under the JP Morgan facility. The credit facility expires in November, 2013.
The Company has designated up to $65,000 from the line of credit to be used to fund the capital needs of a subsidiary in the event that the subsidiary needs additional capital to meet regulatory minimums. Accordingly, $135,000 of the line of credit is available for general corporate purposes.

PROAG - LINE OF CREDIT - JP MORGAN

A consolidated subsidiary of the Company entered into a $35,000 one year revolving credit facility agreement with JP Morgan Chase Bank in November 2010, to which the Company serves as guarantor. In November 2011, the Company completed an amendment to this credit facility agreement that increased borrowing capacity to $50,000 and extended the maturity date for an additional year. Under the amended facility, an annual non-use fee of .08% on the daily amount of the unused committed principal is assessed. A non-use fee of .125% per year on the daily amount of the unused committed principal was assessed per the previous agreement. Under the previous agreement, interest accrued at the Eurodollar rate plus .75% and under the amended agreement, interest accrues at the Eurodollar rate plus .50%. Interest is due at maturity or quarterly, whichever is first. Under both agreements, the Company, as guarantor, is required to comply with financial covenants including a maximum ratio of total debt to policyholders' surplus, a minimum statutory risk-based capital ratio, and minimum statutory surplus. The subsidiary is required to comply with a minimum statutory risk-based capital ratio. At December 31, 2011, the subsidiary and the Company were in compliance with all of these covenants. In November 2011, the subsidiary borrowed $40,000 under the facility at a rate of 1.06%. This borrowing was outstanding at December 31, 2011. In November 2010, the subsidiary borrowed $35,000 under the facility at a rate of 1.06%. This borrowing was outstanding at December 31, 2010 and was repaid in 2011. The credit facility expires in October 2012.

OTHER

The secured 5.0% promissory note, issued to the former owners of Producers Ag Insurance Group, Inc. as part of the acquisition described in Note 15, is due March 2012. Installment payments of principal and interest of $18,300 and $6,550 were made in 2011 and 2010, respectively.

CAPITAL LEASE OBLIGATIONS

Capital lease obligations as of December 31, 2011 and 2010 were $35,897 and $3,677, respectively, and are included in Accounts payable and other liabilities in the accompanying consolidated balance sheet. In 2011, the Company entered into an arrangement to sell and leaseback certain software and equipment for which the obligations are $30,042 at December 31, 2011. The weighted average interest rate on these leases is 2.8%. These transactions are accounted for as capital leases.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

NOTE 12: ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The components of accumulated other comprehensive income (loss) are as follows:

===============================================================================================================
                                                         UNREALIZED
                                            FOREIGN      INVESTMENT     PENSION                   ACCUMULATED
                                           CURRENCY     GAINS (LOSSES)  AND OTHER                     OTHER
                                          TRANSLATION       AND       POSTRETIREMENT DISCONTINUED COMPREHENSIVE
                                         GAINS (LOSSES) SHADOW DAC      BENEFITS     OPERATIONS   INCOME (LOSS)
---------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2009               $ (29,477)     $ (188,547)   $ (98,717)     $ 12,480     $ (304,261)

    Change in foreign currency
       translation, net of tax - ($269)     (3,219)              -            -           979         (2,240)
    Change in unrealized holding
       gains, net of tax - $117,455              -         216,180            -         1,234        217,414
    Change in pension and other
       postretirement benefits,
       net of tax - ($12,875)                    -               -      (23,911)            -        (23,911)
---------------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2010                 (32,696)         27,633     (122,628)       14,693       (112,998)

    Change in foreign currency
       translation, net of tax - ($3,986)    1,251               -            -        (9,730)        (8,479)
    Change in unrealized holding
       gains, net of tax - $120,159              -         221,485            -         6,970        228,455
    Change in pension and other
       postretirement benefits,
       net of tax - ($8,373)                     -               -      (15,549)            -        (15,549)
---------------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2011               $ (31,445)     $  249,118 $   (138,177)     $ 11,933     $   91,429
===============================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

NOTE 13: COMMITMENTS AND CONTINGENCIES

INVESTMENT COMMITMENTS

The Company has the following investment commitments outstanding at December 31:

=========================================================================
                                                     2011         2010
-------------------------------------------------------------------------
 Limited partnerships:
     Energy                                       $  77,858    $  45,514
     Mezzanine                                      150,199      106,981
     Private equity                                  71,694       62,526
     Real estate                                     22,750       27,737
 Mortgage loans                                      32,150        6,275
 Private placement debt                              14,601       23,740
 Bank loans                                           1,000            -
=========================================================================

Limited partnership commitments generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments.

Mortgage loan commitments are agreements to fund commercial mortgages after year end for loans approved prior to year end.

Private placement debt commitments are contracts signed prior to year end to purchase debt securities after year end.

Bank loan commitments represent commitments to acquire loans from banks at a specified future date.

ACQUISITION

In connection with the Company's acquisition of Producers Ag Insurance Group, Inc. ("ProAg"), the Company has contingent consideration arrangements which may require the Company to pay to (or receive from) the former owners of ProAg additional amounts based on formulas set forth in the purchase agreement. See
Note 15 for a detailed description of these contingencies.

LEASES

The Company contracts for long-term leases for office space, autos, and equipment, most of which are classified as operating leases. Certain leases have renewal options and/or fixed rental increases. Renewal options that are reasonably assured of exercise are included in determining the lease term. Any rent abatements or lease incentives, in addition to fixed rental increases, are included in the calculation of rent expense and amortized on a straight-line basis over the defined lease term.

The Company accounts for certain lease agreements, substantially all for computer equipment, as capital leases; these capital lease obligations totaled $35,897 and $3,677, net of accumulated amortization of $5,121 and $3,542 at December 31, 2011 and 2010, respectively. These obligations are included in office properties, equipment and

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

computer software and accounts payable and other liabilities in the Company's consolidated balance sheets. Amortization of capitalized leased assets is included in depreciation expense.

At December 31, 2011, the Company was committed under non-cancelable operating and capital leases with minimum rentals of approximately $50,112 of which $13,498 is due in 2012, $10,643 in 2013, $9,630 in 2014, $8,292 in 2015, $4,062
in 2016 and $3,987 in 2017 and thereafter. Rental expense included in the Company's results of operations amounted to $10,876, $7,951 and $10,198 in 2011, 2010 and 2009, respectively.

In December 2011, the Company entered into two sale leaseback transactions with an unrelated party to sell and leaseback software and equipment with a combined book value of $29,942, which was previously included in office properties, equipment and computer software. The lease terms for the software are for 4 years with annual lease payments of $3,686. The lease terms for the equipment are for 5 years with annual lease payments of $2,459. At the end of each year of each lease, the Company has the option of purchasing the software and equipment at a predetermined percentage of the original sale price. The assets were sold at book value, resulting in no gain or loss recognition. The leases are accounted for as capital leases.

INSURANCE GUARANTY FUNDS

The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent during 2010 and prior years. The Company includes a provision for all known assessments that will be levied as well as an estimate of amounts that it believes will be assessed in the future relating to past insolvencies. The Company has established a liability of $2,164 and $2,274 at December 31, 2011 and 2010, respectively, for guaranty fund assessments. The Company also estimates the amount recoverable from future premium tax payments related to these assessments and has established an asset of $1,632 and $1,709 at December 31, 2011 and 2010, respectively. Recoveries of assessments from premium taxes are generally made over a five-year period.

CAPITAL SUPPORT AGREEMENT

As described in Note 3, Investments--Equity in Unconsolidated Affiliates, the Company has an investment in CMG MI a 50/50 corporate joint venture with PMI. The Company is party to a capital support agreement revised in 2010 whereby PMI and the Company agreed to contribute up to $37,650 each, subject to certain limitations, so as to maintain the statutory risk-to-capital ratio of CMG MI at or below 23 to 1. The Company was required to place investments in trust to secure its obligations under this capital support agreement. The period of the agreement is three years, but may be terminated earlier if certain conditions are met. At December 31, 2011, the statutory risk-to-capital ratio for CMG was 20 to 1. The carrying value of securities owned by the Company and held in a trust pursuant to this agreement was $39,357 and $40,120 as of December 31, 2011 and 2010, respectively. In the event that the Company is obligated to provide capital support to CMG MI to meet the terms of the agreement, it may draw from this trust.

LEGAL MATTERS

Various legal and regulatory actions, including state market conduct exams and federal audits, are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is routinely involved in a number of lawsuits and other types of proceedings, some of which may involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and involve a range of the Company's practices. The ultimate outcome of these disputes is unpredictable.

These matters in some cases raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including but not limited to, the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

settlement, through litigation or otherwise and, in some cases, the timing of their resolutions relative to other similar matters involving other companies. In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding. In the opinion of management, the ultimate liability, if any, resulting from all such pending actions will not materially affect the consolidated financial statements of the Company.

NOTE 14: DISCONTINUED OPERATIONS

The Company sold certain operations in 2011 and prior years. As a result those operations have been accounted for in the accompanying financial statements as discontinued operations. Accordingly, the results of operations and the gain or loss on the sale of the discontinued operations after applicable taxes, the assets of the discontinued operations, and the liabilities of the discontinued operations are each reported on a single line in the consolidated statements of comprehensive income and balance sheets for all years presented.

The principal components of discontinued operations relate to five dispositions, including one transaction in 2011 (the sale of the Company's Australian life insurance operations), three transactions in 2009 (the sales of The CUMIS Group Ltd. [a Canadian subsidiary], Lending Call Center Services, LLC and its IRA services business) and one transaction from earlier years.

On April 1, 2011, the Company sold its Australian life insurance operations and executed a reinsurance agreement to transfer its general insurance business. The Company recorded $22,964 in proceeds and a $4,135 pre-tax gain on the sale in 2011. The Company wrote-off $3,571 of goodwill attributed to the sale that was reported as part of discontinued assets in 2010.

On December 31, 2009, the Company sold its 87% interest in The CUMIS Group Ltd., a Canadian subsidiary and recorded $163,735 in proceeds and an $133,532 pre-tax gain on the sale in 2009. The Company recorded additional pre-tax gains of $5,186, and $9,639 in 2011 and 2010, respectively, after resolution of certain contingencies in those years.

On October 31, 2009, the Company sold its interest in Lending Call Center Services, LLC ("LCCS"), including certain related assets. The Company recorded $2,353 in proceeds, a receivable of $4,507 that accrues interest and has two annual payments due through 2015, and a $4,311 pre-tax gain on the sale, which is net of $364 of goodwill attributed to the sale.

On June 30, 2009, the Company sold its IRA Services division, including certain related assets. The Company recorded $33,847 in proceeds and a $31,371 pre-tax gain on the sale, which is net of $1,805 of goodwill attributed to the sale.

In 1998, the Company sold a property and casualty insurance subsidiary. Under the terms of that agreement the Company was entitled to receive additional sales proceeds in the event the insurance reserves assumed by the purchaser developed favorably. In 2011 and 2010, the Company recorded a pre-tax benefit of $200 and $1,120, respectively, related to this agreement.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

The following table displays the components of discontinued operations for 2011, 2010 and 2009.

===============================================================================================
                                                               2011        2010          2009
===============================================================================================
Total revenues                                              $ 41,232     $ 99,395     $ 224,220
Total expenses                                                48,439       89,020       220,651
-----------------------------------------------------------------------------------------------
Income from discontinued operations before
   income taxes and non-operating items                       (7,207)      10,375         3,569
Equity in income (loss) of unconsolidated affiliates               -            -         1,285
Gain on disposal                                               9,321        9,639       169,214
Income tax expense (benefit)                                   3,502        6,209        35,740
-----------------------------------------------------------------------------------------------

Gain (loss) from discontinued operations, net of tax        $ (1,388)    $ 13,805     $ 138,328
===============================================================================================

Included in the loss from discontinued operations for 2011 are $2,213 of disposal costs related to the sale of the Australian business operations. Included in the gain from discontinued operations for 2009 are $3,031 of disposal costs related to the sales of The CUMIS Group Ltd., IRA Services and LCCS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

Net assets of discontinued operations at December 31, 2011 and 2010 are as follows:

================================================================================
                                                             2011        2010
================================================================================
ASSETS
   Investments                                           $   41,056   $  120,031
   Cash and cash equivalents                                 47,078       27,974
   Reinsurance recoverables                                  79,288       11,003
   Deferred policy acquisition costs                          3,229        8,817
   Office properties, equipment and computer software             -        1,560
   Deferred tax asset, net                                    3,795        2,943
   Goodwill                                                       -        3,571
   Other assets and receivables                              30,924       47,457
--------------------------------------------------------------------------------
   TOTAL ASSETS                                             205,370      223,356
--------------------------------------------------------------------------------
LIABILITIES
   Reserves                                                 (18,018)     (41,286)
   Unearned premium                                         (46,820)     (82,156)
   Reinsurance payable                                      (50,286)      (2,381)
   Accounts payable and other liabilities                   (48,206)     (42,908)
--------------------------------------------------------------------------------
   TOTAL LIABILITIES                                       (163,330)    (168,731)
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                         $   42,040   $   54,625
================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

Summarized cash flow statement information for 2011, 2010 and 2009 relating to discontinued operations is as follows:

===============================================================================================
                                                          2011           2010            2009
===============================================================================================
Cash flows from operating activities                  $ (33,170)      $  17,997       $ (29,952)
Cash flows from investing activities                     65,174          (4,206)        (21,930)
Cash flows from financing activities                          -               -         (11,227)
-----------------------------------------------------------------------------------------------
Cash provided (used) by discontinued operations          32,004          13,791         (63,109)
(Increase) decrease in cash included in
   net assets of discontinued operations                (19,104)        (12,249)          3,344
Effect of foreign exchange rate on cash
   balances of discontinued operations                   (1,346)          5,994              39
-----------------------------------------------------------------------------------------------
Cash flows from discontinued operations               $  11,554       $   7,536       $ (59,726)
===============================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

NOTE 15: ACQUISITION OF CONTROLLING AND NON-CONTROLLING INTERESTS

PRODUCERS AG INSURANCE GROUP, INC.

The Company has been involved in the crop insurance business since 2007. This involvement was first accomplished through reinsurance assumed from Producers Ag Insurance Group, Inc. ("ProAg") (see Note 6 for further discussion) as well as partial equity ownership of ProAg which was subsequently increased.

From August 2007 to October 2009 the Company's held varying equity interests in ProAg. During this period the Company accounted for ProAg on an equity basis and thereby recorded its investment at cost plus its respective equity interest in the earnings of ProAg. On October 30, 2009, the Company's wholly owned subsidiary, CUNA Mutual Investment Corporation ("CMIC"), purchased the remaining 77.4% of equity of ProAg, resulting in ProAg becoming a wholly-owned subsidiary of the Company as of October 30, 2009. Subsequent to that date the accounts of ProAg are consolidated in the accompanying consolidated financial statements.

Under the terms of the purchase agreement for the acquisition of the remaining equity, the stated purchase price was $42,876, which was comprised of a $14,238 cash payment and the issuance of notes payable of $28,638, and was subject to potential adjustments. The potential adjustments require the Company to pay (or receive from) the former owners of ProAg additional amounts based on the future performance of ProAg as defined in the purchase agreement ("Additional Payments"), and resolution of indemnifications provided by the sellers ("Indemnifications"). The Additional Payments, if required, would be primarily payable in 2012 and 2013 and could range from a return of purchase price of $3,280 to an additional payment of $37,900. In accordance with FASB ASC 805, Business Combinations ("ASC 805"), the Company estimated as of the acquisition date the fair value of the Additional Payments to be a liability of $1,290 resulting in a total purchase price of $44,166 for the ownership interest acquired in 2009. In accordance with ASC 805, in 2010 the Company finalized its business combination accounting and adjusted the provisional amounts established at the acquisition date. Based on the Company's revised estimates the adjusted fair value of the Additional Payments was $5,419 and the fair value of the Indemnifications was $6,500, resulting in a total purchase price of $41,795 for the ownership interest acquired in 2009. As required by ASC 805, these adjustments have been made retrospectively as of the acquisition date and accordingly reflected in the accompanying balance sheet as of December 31, 2010. In accordance with ASC 805 the Company is required to continue to adjust the fair value of these amounts in subsequent periods until the ultimate amounts are known. Adjustments in fair value subsequent to October 30, 2010 (one year after the acquisition date) will be recorded in the statements of comprehensive income.

In accordance with ASC 805, the Company determined the fair values of the assets and liabilities acquired with the difference between purchase price and the fair values of the identified net assets recorded as goodwill. As a result of this process $58,396 was assigned to intangibles as follows:

  o $3,000  - Trade name (amortized 20 years on straight line basis)
  o $26,000 - FCIC reinsurance agreement and insurance licenses which the
              Company expects to perpetually renew at minimal cost (indefinite-lived asset and not amortized)
  o $29,396 - Goodwill (indefinite-lived asset and not amortized)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

The following represents the fair values of the assets and liabilities of ProAg acquired at October 30, 2009:

==============================================================================================
                                                                                ASSETS AND
                                                                           LIABILITIES ASSUMED
==============================================================================================
ASSETS
   Investments                                                                  $   5,590
   Cash and cash equivalents                                                       65,105
   Reinsurance recoverables                                                       328,160
   Receivable from the Federal Crop Insurance Corporation                         225,400
   Premium receivable                                                              89,373
   Office properties, equipment and computer software                               5,720
   Income tax receivable                                                            9,410
   Goodwill and other intangibles, net                                             58,396
   Other assets and receivables                                                     1,050
----------------------------------------------------------------------------------------------
    Total assets                                                                  788,204
----------------------------------------------------------------------------------------------

LIABILITIES
   Loss and loss adjustment expense reserves - property and casualty              149,357
   Notes payable                                                                   25,187
   Reinsurance payable                                                            525,006
   Accounts payable and other liabilities                                          34,623
----------------------------------------------------------------------------------------------
    Total liabilities                                                             734,173
----------------------------------------------------------------------------------------------

FAIR VALUE OF PROAG AS OF OCTOBER 30, 2009                                      $  54,031
==============================================================================================

The Company has accounted for its acquisition of ProAg in accordance with ASC
805. Accordingly the Company adjusted its carrying value of its previously acquired equity interest to fair value at October 30, 2009. The effect of this adjustment was to increase the previously recorded value, which resulted in a pretax gain of $4,233 included in the results of operations.

CPI QUALIFIED PLAN CONSULTANTS, INC.

On June 30, 2009 (the acquisition date), the Company purchased 100% of the common stock of CPI Qualified Plan Consultants, Inc. ("CPI") for cash of $34,910, subject to potential adjustments. The potential adjustments require the Company to pay certain employees of CPI additional compensation based on retention and on future performance measures of CPI, as defined in the purchase agreement. The Company made payments pursuant to the agreement of $2,437 in 2011 and is potentially liable for $3,695 in 2012. CPI is a third party plan administrator which administers a variety of employee benefit plans including retirement plans, 401(k), profit-sharing, money purchase and 403(b) plans.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

In accordance with ASC 805, the Company determined the fair values of the assets and liabilities acquired with the difference between purchase price and the fair values of the identified net assets recorded as goodwill. As a result of this process $34,825 was assigned to intangibles as follows:

  o $1,154  - Internally developed software (amortized over 3 years on straight line basis)
  o $11,193 - Customer contracts/broker dealer relationships (amortized over 10 years in relation to expected cash flows)
  o $22,478 - Goodwill (indefinite-lived asset and not amortized)

The acquisition of CPI furthers the Company's growth strategy and expands the Company's diversification of products, while strengthening a product line in which it is already a recognized leader.

The following represents the fair values of the assets and liabilities of CPI acquired at June 30, 2009:

==============================================================================================
                                                                                ASSETS AND
                                                                           LIABILITIES ASSUMED
==============================================================================================
ASSETS
   Office properties, equipment and computer software                           $  3,680
   Goodwill and other intangibles, net                                            34,825
   Other assets and receivables                                                   26,161
----------------------------------------------------------------------------------------------
    Total assets                                                                  64,666
----------------------------------------------------------------------------------------------

LIABILITIES
   Deferred tax liability                                                          2,909
   Accounts payable and other liabilities                                         26,847
----------------------------------------------------------------------------------------------
    Total liabilities                                                             29,756
----------------------------------------------------------------------------------------------

FAIR VALUE OF CPI AS OF JUNE 30, 2009                                           $ 34,910
==============================================================================================

CU SYSTEM FUNDS

The Company's ownership of CU System Funds ("CUSF") increased throughout 2009 and 2010 as investors withdrew from the fund. CUSF was a private investment fund which purchased commercial mortgage loans and certain other secured loans originated by credit unions. Prior to August 2008 the Company accounted for CUSF on the equity method of accounting. In 2010, the Company became the 100% owner of CUSF, which subsequently liquidated and dissolved the fund. All investments were liquidated in kind to its sole remaining investor which was a subsidiary within the Company's consolidated group. CUSF paid $10,743 and $17,617 in 2010 and 2009, respectively, to these investors who redeemed from the fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

================================================================================

NOTE 16: SUBSEQUENT EVENTS

The Company evaluated subsequent events from December 31, 2011 through March 9, 2012, the date the financial statements were available for issuance. During this period, there were no significant subsequent events that required adjustment to or disclosure in the accompanying financial statements, except:

MUTUAL HOLDING COMPANY

In June 2011, the Board of Directors of CUNA Mutual approved a plan that would convert the Company from a mutual insurance company structure to a mutual insurance holding company ("MHC") structure. In September 2011 policyholders and the Iowa Insurance Commissioner approved the plan to reorganize CMIS into a MHC. The new MHC structure became effective January 31, 2012.

Under the reorganization plan, the policyholders of CUNA Mutual, who are currently the members and owners of CUNA Mutual, became members and owners of a new legal entity: CUNA Mutual Holding Company. A second new legal entity was also formed: CUNA Mutual Financial Group, Inc. to serve as an intermediate holding company, to own CUNA Mutual and its subsidiary companies. Finally, CUNA Mutual was renamed CMFG Life Insurance Company ("CMFG Life").

The reorganization to a MHC structure maintains policyholders' rights and positions the Company to better respond to future needs and opportunities while preserving the mutual status and the ability to operate in the long-term best interests of the policyholders. There are no changes to existing insurance policies and annuity contracts issued by CUNA Mutual, and these policies and contracts will remain obligations of CMFG Life. Policyholder benefits and rights are not reduced or altered in any way as a result of the reorganization to a MHC structure.

SHORT-TERM BORROWING

In January 2012, the Company received $100,000 in short-term borrowings from the FHLB.

--------------------------------------------------------------------------------

                                PART C

                          OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements. All required financial statements are included in Part B of this registration statement.

(b)    Exhibits
         1.(A) Resolution of the board of directors of CUNA Mutual Insurance Society establishing CUNA Mutual Variable Annuity Account ("Registrant"). Incorporated herein by reference to Form N-4 post-effective amendment number 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

           (B) Certified resolution of the board of directors of CUNA Mutual Insurance Society approving the merger between CUNA Mutual Insurance Society and CUNA Mutual Life Insurance Company. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

           (C) Certified resolution of the board of directors of CMFG Life Insurance Company approving the name change between CMFG Life Insurance Company and CUNA Mutual Insurance Society. Incorporated by reference to post-effective amendment number 16 (File No. 333-148426) filed with the Commission on April 27, 2012.

           2.    Not Applicable.

         3.(A) Amended and Restated Distribution Agreement between CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. for Variable Annuity Contracts effective January 1, 2008. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

           (B) Amended and Restated Servicing Agreement related to the Distribution Agreement between CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. for Variable Annuity Contracts effective January 1, 2008. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

           (C) Form of Selling and Services Agreement. Incorporated herein by reference to post-effective amendment number 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

           (D) Amended and Restated Distribution Agreement between CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. for Variable Annuity Contracts effective February 23, 2011. Incorporated herein by reference to post-effective amendment number 15 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 27, 2011.

         4.(A) Variable Annuity Contract. Incorporated herein by reference to post-effective amendment number 6 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

           (B) State Variations to Contract Form No. 2800. Incorporated herein by reference to post-effective amendment number 10 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 27, 2000.

           (C) TSA Endorsement. Incorporated herein by reference to post-effective amendment number 7 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 17, 1998.

           (D) IRA Endorsement. Incorporated herein by reference to post-effective amendment number 6 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

           (E) Roth IRA Endorsement. Incorporated herein by reference to post-effective amendment number 9 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 22, 1999.

           (F) Executive Benefit Plan Endorsement. Incorporated herein by reference to post-effective amendment number 8 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 24, 1999.

           (G) Amendment to Contract, form number 2002-VAIAMEND. Incorporated herein by reference to post-effective amendment number 12 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 28, 2002.

           (H) CUNA Mutual Life Insurance Company and CUNA Mutual Insurance Society Merger Endorsement effective December 31, 2007. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

         5.(A) Variable Annuity Application. Incorporated herein by reference to post-effective amendment number 8 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 24, 1999.

           (B) State Variations to Application Form Number 1676. Incorporated herein by reference to post-effective amendment number 9 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 22, 1999.

           (C) State Variations to Application Form No. 99-VAAPP. Incorporated herein by reference to post-effective amendment number 9 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 22, 1999.

           (D) Variable Annuity Application, Form No. VAAPP-2005. Incorporated herein by reference to post-effective amendment number 17 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 26, 2006.

         6.(A) Certificate of Existence of CUNA Mutual Insurance Society. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

           (B) Amended and Restated Articles of Incorporation of CUNA Mutual Insurance Society. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

           (C) Amended and Restated Bylaws of CUNA Mutual Insurance Society. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

           (D) Amended and Restated Articles of Incorporation of CMFG Life Insurance Company. Incorporated by reference to post-effective amendment number 16 (File No. 333-148426) filed with the Commission on April 27, 2012.

           (E) Amended and Restated Bylaws of CMFG Life Insurance Company. Incorporated by reference to post-effective amendment number 16 (File No. 333-148426) filed with the Commission on April 27, 2012.

           7.      Not Applicable.

       8.(A)(i) Letter Agreement between Rowe Price-Fleming International, Inc. and CUNA Mutual Life Insurance Company dated April 1, 1997. Incorporated herein by reference to post-effective amendment number 8 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 24, 1999.

           (ii) Amendment to Participation Agreement Among T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc., and CUNA Mutual Life Insurance Company dated October 1, 2002. Incorporated herein by reference to post-effective amendment number 14 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 29, 2003.

           (iii) Amendment to Participation Agreement Among T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc., and CUNA Mutual Insurance Society effective December 31, 2007. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

           (iv) Rule 22c-2 Shareholder Information Agreement between T. Rowe Price Investment Services, Inc. and CUNA Mutual Insurance Society dated October 16, 2006. Incorporated herein by reference to Form N-4 post effective amendment number 9 (File No. 33-73738) filed with the Commission on April 27, 2007.

           (v) Amendment to Rule 22c-2 Shareholder Information Agreement between T. Rowe Price Investment Services, Inc., and CUNA Mutual Insurance Society effective December 31, 2007. Incorporated herein by reference to initial registration statement on Form N-6 (File No. 333-148419) filed with the Commission on January 2, 2008.

         (B)(i) Participation Agreement between MFS Variable Insurance Trust and CUNA Mutual Life Insurance Company dated November 21, 1997. Incorporated herein by reference to post-effective amendment number 8 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 24, 1999.

           (ii) First Amendment to Participation Agreement between MFS Variable Insurance Trust, Massachusetts Financial Services Company and CUNA Mutual Insurance Society dated

                   October 1, 2002. Incorporated herein by reference to post-effective amendment number 14 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 29, 2003.

           (iii) Amendment to Participation Agreement between MFS Variable Insurance Trust, Massachusetts Financial Services Company and CUNA Mutual Insurance Society effective December 31, 2007. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

           (iv) Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and CUNA Mutual Insurance Society dated October 16, 2006. Incorporated herein by reference to Form N-4 post effective amendment number 9 (File No. 33-73738) filed with the Commission on April 27, 2007.

           (v) Amendment to Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and CUNA Mutual Insurance Society effective October 16, 2006. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

           (vi) Amendment No. 6 to Participation Agreement between MFS Variable Insurance Trust, Massachusetts Financial Services Company and CUNA Mutual Insurance Society effective July 1, 2010. Incorporated herein by reference to post-effective amendment number 4 to this Form N-4 (File No. 333-148421) filed with the Commission on April 27, 2011.

           (vii) Amendment No. 7 to Participation Agreement between MFS Variable Insurance Trust, Massachusetts Financial Services Company and CUNA Mutual Insurance Society, effective January 1, 2012. Filed herewith.

         (C)(i) Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and CUNA Mutual Life Insurance Company, dated February 20, 1997. Incorporated herein by reference to post-effective amendment number 8 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 24, 1999.

           (ii) Amendment No. 1 between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. Variable Insurance Funds, and CUNA Mutual Life Insurance Company effective September 21, 1999. Incorporated herein by reference to post-effective amendment number 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

           (iii) Amendment No. 2 to Participation Agreement Among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and CUNA Mutual Life Insurance Company effective October 1, 2002. Incorporated herein by reference to post-effective amendment number 14 to this Form N-4 registration statement (File No. 333-73738) filed with the Commission on April 25, 2003.

           (iv) Amendment No. 3 to the Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., Panorama Series Fund, Inc. and CUNA Mutual Life Insurance Company, effective July 31, 2005. Incorporated by reference to post-effective amendment number 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

           (v) Fourth Amendment to the Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and CUNA Mutual Insurance Society effective December 31, 2007. Incorporated by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

           (vi) Fifth Amendment to the Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and CUNA Mutual Insurance Society effective May 1, 2008. Incorporated by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148421) filed with the Commission on April 25, 2008.

           (vii) Sixth Amendment to the Participation Agreement between OppenheimerFunds, Inc., Oppenheimer Variable Account Funds, Panorama Series Fund, Inc. and CUNA Mutual Insurance Society effective July 8, 2008. Incorporated by reference to Form N-4 post-effective amendment number 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

           (viii) Shareholder Information Agreement between OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and CUNA Brokerage Services, Inc. effective September 25, 2006. Incorporated herein by reference to post-effective amendment number 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

           (ix) Amendment 7 to the Participation Agreement between OppenheimerFunds, Inc., Oppenheimer Variable Account Funds, Panorama Series Fund, Inc. and CUNA Mutual Insurance Society effective February 3, 2009. Incorporated by reference to post-effective amendment number 16 (File No. 333-148426) filed with the Commission on April 27, 2012.

           (x) Amendment 8 to the Participation Agreement between OppenheimerFunds, Inc., Oppenheimer Variable Account Funds, Panorama Series Fund, Inc. and CUNA Mutual Insurance Society effective January 1, 2012. Incorporated by reference to post-effective amendment number 16 (File No. 333-148426) filed with the Commission on April 27, 2012.

           (xi) Shareholder Information Agreement between OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and CUNA Mutual Insurance Society, effective January 31, 2012. Incorporated by reference to post-effective amendment number 16 (File No. 333-148426) filed with the Commission on April 27, 2012.

         (D)(i) Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc. dated May 1, 2004. Incorporated by reference to post-effective amendment number 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

           (ii) Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., dated May 3, 2004. Incorporated by reference to post-effective amendment number 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

           (iii) Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Life Insurance

                   Company and CUNA Brokerage Services, Inc., dated June 5, 2007. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

           (iv) Amendment No. 3 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. effective December 31, 2007. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

           (v) Amendment No. 4 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. dated May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N- 4 registration statement (File No. 333-148421) filed with the Commission on April 25, 2008.

           (vi) Rule 22c-2 Shareholder Information Agreement between Franklin Templeton Distributors, Inc. and CUNA Mutual Life Insurance Company dated April 16, 2007. Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

           (vii) Amendment No. 5 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. dated December 10, 2010. Incorporated herein by reference to post-effective amendment number 4 to this Form N-4 (File No. 333-148421) filed with the Commission on April 27, 2011.

         (E)(i) Participation Agreement between PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC and CUNA Mutual Insurance Society dated May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148421) filed with the Commission on April 25, 2008.

           (ii) Participation Agreement Amendment 1, between PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC and CUNA Mutual Insurance Society dated May 1, 2008. Incorporated herein by reference to post-effective amendment number 4 to Form N-4 (File No. 333-148426) filed with the Commission on November 24, 2008.

           (iii) Selling Agreement between Allianz Global Investors Distributors LLC and CUNA Brokerage Services, Inc. effective May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148421) filed with the Commission on April 25, 2008.

           (iv) Services Agreement between Allianz Global Investors Distributors LLC and CUNA Brokerage Services, Inc., effective May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

           (v) Novation of and Amendment to Participation Agreement between Allianz Global Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust and CUNA Mutual Insurance Society, effective November 16, 2010. Incorporated herein by reference to post-effective amendment number 15 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 27, 2011.

           (vi) Amendment to Intermediary Agreements and New Intermediary Agreements between Allianz Global Investors Distributors LLC (f/k/a PIMCO Funds Distributors, LLC) PIMCO Investments LLC and CUNA Brokerage Services, Inc., effective November 16, 2010. Incorporated herein by reference to post-effective amendment number 15 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 27, 2011.

           (vii) Termination, New Agreements and Amendments Relating to Selling Agreements for PIMCO Variable Insurance Trust between Allianz Global Investors Distributors, LLC, PIMCO Investments LLC, CUNA Brokerage Services, Inc. and CUNA Mutual Insurance Society, effective November 16, 2010. Incorporated herein by reference to post-effective amendment number 15 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 27, 2011.

           (viii) PIMCO Services Agreement between PIMCO and CUNA Mutual Insurance Society, effective December 18, 2010. Incorporated herein by reference to post-effective amendment number 15 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 27, 2011.

         (F)(i) Participation Agreement between AIM Variable Insurance Funds, AIM Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., dated October 1, 2002. Incorporated herein by reference to post-effective amendment number 1 to Form N- 4 registration statement (File No. 333-148421) filed with the Commission on April 25, 2008.

           (ii) Amendment No. 1 between AIM Variable Insurance Funds, AIM Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., effective May 1, 2004. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148421) filed with the Commission on April 25, 2008.

           (iii) Amendment No. 2 to the Participation Agreement between AIM Investments and CUNA Mutual Insurance Society dated March 19, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148421) filed with the Commission on April 25, 2008.

           (iv) Distribution Agreement between CUNA Brokerage Services, Inc. and Invesco AIM Distributors, Inc., dated April 9, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148421) filed with the Commission on April 25, 2008.

           (v) Rule 22c-2 Shareholder Information Agreement between AIM Investment Services, Inc. and CUNA Mutual Insurance Society effective October 16, 2006. Incorporated herein by reference to Form N-4 post-effective amendment number 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

         (G)(i) Participation Agreement between Van Kampen Life Investment Trust, Van Kampen Asset Management, Van Kampen Funds Inc. and CUNA Mutual Insurance Society dated May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148421) filed with the Commission on April 25, 2008.

           (ii) Amendment to Participation Agreement between Van Kampen Life Investment Trust, Van Kampen Asset Management, Van Kampen Funds Inc. and CUNA Mutual Insurance Society dated June 15, 2008. Incorporated herein by reference to Form N-4 post-effective amendment number 1 (File No. 333-148426) filed with the Commission on November 24, 2008.

         (H)(i) Amended and Restated Fund Participation Agreement between Ultra Series Fund, Mosaic Funds Distributor, LLC and CUNA Mutual Insurance Society dated June 30, 2009. Incorporated herein by reference to post-effective amendment number 9 (File No. 333-148426) filed with the Commission on July 10, 2009.

           (ii) Rule 22c-2 Shareholder Information Agreement between Ultra Series Fund and CUNA Mutual Insurance Society dated October 16, 2006. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

           (iii) Amendment to Amended and Restated Fund Participation Agreement between Ultra Series Fund, Mosaic Funds Distributor, LLC and CUNA Mutual Insurance Society dated September 8, 2009. Incorporated herein by reference to post-effective amendment number 11 (File No. 333-148426) filed with the Commission on October 16, 2009.

           (iv) Amendment No. 2 to Amended and Restated Fund Participation Agreement between Ultra Series Fund, Mosaic Funds Distributor, LLC and CUNA Mutual Insurance Society dated December 4, 2009. Incorporated herein by reference to post-effective amendment number 12 (File No. 333-148426) filed with the Commission on February 4, 2010.

           (v) Amendment No. 3 to Amended and Restated Fund Participation Agreement between Ultra Series Fund, Mosaic Funds Distributor, LLC and CUNA Mutual Insurance Society dated November 20, 2010. Incorporated herein by reference to post-effective amendment number 15 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 27, 2011.

           (I) Administrative Services Agreement between CUNA Mutual Life Insurance Society and AIM Advisors, Inc. dated October 1, 2002. Incorporated herein by reference to post-effective amendment number 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

         (J)(i) Administrative Services Agreement between Franklin Templeton Services, LLC and CUNA Mutual Insurance Society dated March 31, 2008. Incorporated herein by reference to post-effective amendment number 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

           (ii) Amendment No. 1 to Administrative Services Agreement between Franklin Templeton Services, LLC and CUNA Mutual Insurance Society dated September 10, 2008. Incorporated herein by reference to post-effective amendment number 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

           (K) Administrative Services Letter between MFS Investment Management and CUNA Mutual Insurance Society effective October 1, 2008. Incorporated herein by reference to post-effective amendment number 2 (File No. 333-148420) filed with the Commission on April 27, 2009.

         (L)(i)  Letter Agreement between CUNA Mutual Life Insurance Company and
                 T. Rowe Price Associates, Inc. dated September 16, 2002. Incorporated herein by reference to post-effective amendment number 2 (File No. 333-148420) filed with the Commission on April 27, 2009.

           (ii) Supplement for Personal Services between CUNA Mutual Insurance Society and T. Rowe Price Investment Services, Inc. date July 31, 2008. Incorporated herein by reference to post-effective amendment number 2 (File No. 333-148420) filed with the Commission on April 27, 2009.

         (M)(i) Administrative Services Letter Agreement between Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management and CUNA Mutual Insurance Society dated January 1, 2009. Incorporated herein by reference to post-effective amendment number 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

           (ii) Shareholder Services Agreement between Van Kampen Funds, Inc., and CUNA Mutual Insurance Society dated May 1, 2008. Incorporated herein by reference to post-effective amendment number 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

           (N) Services Agreement between Pacific Investment Management Company LLC ("PIMCO") and CUNA Mutual Insurance Society effective May 1, 2008. Incorporated herein by reference to post-effective amendment number 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

         (O)(i) Services Letter Agreement between CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. dated July 10, 2008. Incorporated herein by reference to post-effective amendment number 44 to Form N-1A (File No. 002-87775) filed with the Commission on April 17, 2009.

           (ii) Services Letter Agreement between CUNA Mutual Insurance Society and Mosaic Funds Distributor, LLC dated June 30, 2009. Incorporated herein by reference to post-effective amendment number 9 (File No. 333-148426) filed with the Commission on July 10, 2009.

           9. Opinion of Counsel from Pamela M. Krill, Esquire. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148421) filed with the Commission on April 25, 2008.

          10.    i)    Deloitte & Touche LLP Consent. Filed herewith.
                 ii)   KPMG LLP Consent. Filed herewith.
                 iii)  Ernst & Young LLP Consent. Filed herewith.

          11.    Not applicable.

          12.    Not applicable.

          13. Powers of Attorney. Signed pursuant to Power of Attorney dated March 27, 2012. Incorporated by reference to post-effective amendment number 16 (File No. 333-148426) filed with the Commission on April 27, 2012.
           A.    Power Attorney (Kenneth W. Lalonde).
           B.    Power Attorney (David P. Marks).
           C.    Power Attorney (Alastair C. Shore).
           D.    Power Attorney (Jeff Post).
           E.    Power Attorney (Robert N. Trunzo).

ITEM 25. DIRECTORS AND OFFICERS OF CMFG LIFE INSURANCE COMPANY

NAME AND PRINCIPAL BUSINESS ADDRESS               POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------               ------------------------------------
Kenneth W. Lalonde                                Director, Executive Vice President and
5910 Mineral Point Road                           Wealth Accumulation and Diversification
Madison, WI 53705                                 Executive

David P. Marks                                    Director, Executive Vice President and Chief
5910 Mineral Point Road                           Investment Officer
Madison, WI 53705

Jeff Post                                         Director, President and Chief Executive
5910 Mineral Point Road                           Officer
Madison, WI 53705

Alastair C. Shore                                 Director, Treasurer, Executive Vice President
5910 Mineral Point Road                           and Chief Financial Officer
Madison, WI 53705

Robert N. Trunzo                                  Director, Executive Vice President and Chief
5910 Mineral Point Road                           Operating Officer
Madison, WI 53705

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

The registrant is a segregated asset account of CMFG Life Insurance Company and is therefore owned and controlled by CMFG Life Insurance Company. CMFG Life Insurance Company is a stock life insurance company. CMFG Life is duly authorized and licensed to do a life and health insurance business in forty-nine other states, the District of Columbia, and in foreign countries. Various companies and other entities are controlled by CMFG Life Insurance Company and may be considered to be under common control with the registrant or CMFG Life Insurance Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

                           CUNA Mutual Holding Company
                   Organizational Chart As Of February 1, 2012

CUNA Mutual Holding Company is a mutual insurance holding company, and as such is controlled by its policy owners. CUNA Mutual Holding Company was formed under the Plan of Reorganization of CMFG Life Insurance Company. CUNA Mutual Holding Company, either directly or indirectly, is the controlling company of the following wholly-owned subsidiaries:

CUNA MUTUAL FINANCIAL GROUP, INC.
STATE OF DOMICILED: IOWA

       CMFG LIFE INSURANCE COMPANY (F/K/A CUNA MUTUAL INSURANCE SOCIETY) STATE OF DOMICILE: IOWA

CMFG LIFE INSURANCE COMPANY, EITHER DIRECTLY OR INDIRECTLY, IS THE CONTROLLING COMPANY OF THE FOLLOWING WHOLLY-OWNED SUBSIDIARIES, ALL OF WHICH ARE INCLUDED IN THE CMFG LIFE INSURANCE COMPANY'S CONSOLIDATED FINANCIAL STATEMENTS:

1.  CUNA Mutual Investment Corporation owns the following:
    State of domicile: Wisconsin

     a.    CUMIS Insurance Society, Inc. owns the following:
           State of domicile: Iowa

           (1)   CUMIS Specialty Insurance Company, Inc.
                 State of domicile: Iowa

     b.    CUNA Brokerage Services, Inc.
           State of domicile: Wisconsin

     c.    CUNA Mutual General Agency of Texas, Inc.
           State of domicile: Texas

     d.    MEMBERS Life Insurance Company
           State of domicile: Iowa

     e.    International Commons, Inc.
           State of domicile: Wisconsin

     f.    CUNA Mutual Insurance Agency, Inc. owns the following:
           State of domicile: Wisconsin

           (1).  CMIA Wisconsin, Inc. owns the following:
                 State of domicile: Wisconsin

                 a.    League Insurance Agency, Inc. owns the following:
                       State of domicile: Connecticut

                       (1) Member Protection Insurance Plans, Inc. State of domicile: Connecticut

     g.    MEMBERS Capital Advisors, Inc.
           State of domicile: Iowa

     h.    CMG Student Lending Services, LLC
           State of domicile: Delaware

     i.    CPI Qualified Plan Consultants, Inc.
           State of domicile: Delaware

     j.    MEMBERS Financial Services, Inc.
           State of domicile: Texas

     k.    Producers Ag Insurance Group, Inc. owns the following:
           State of domicile: Delaware

           (1)  Pro Ag Management, Inc. owns the following:
                State of domicile: Illinois

                 a.  Producers Agriculture Insurance Company owns the following:
                     State of domicile: Texas

                     (i)   Crop Hail Management, Inc.
                           State of domicile: Texas

2.  CUNA Mutual Caribbean Holdings Ltd. owns the following:
    Country of domicile: Trinidad and Tobago

    a.     CUNA Caribbean Insurance Society Limited owns the following:
           Country of domicile: Trinidad and Tobago

           (1)   CUNA Caribbean Insurance Services Limited
                 Country of domicile: Trinidad and Tobago

3.  CUNA Mutual Australia Holding Company Pty Ltd owns the following:
    Country of domicile: Australia

    a.     CUNA Mutual Australia, Ltd. owns the following:
           Country of domicile: Australia

           (1)   Members Financial Services Pty Ltd owns the following:
                 Country of domicile: Australia

                 a. CUNA Mutual Underwriting [Agencies] Pty Ltd Country of domicile: Australia

           (2) CUNA Mutual Technology Services Australia Pty Ltd Country of domicile: Australia

4.  CUNA Mutual Group Holdings Europe, Ltd. owns the following:
    County of domicile: Ireland

    a.     CUNA Mutual Group Services (Ireland) Limited
           Country of domicile: Ireland

    b.     CUNA Mutual Life Assurance (Europe), Limited
           Country of domicile: Ireland

    c.     CUNA Mutual Insurance (Europe) Limited
           (was CUNA Mutual General Risk Services (Ireland) Limited) Country of domicile: Ireland

    d.     CUNA Mutual Group, Limited
           Country of domicile: United Kingdom

5.  CUMIS Bermuda Limited
    Country of domicile: Bermuda

6.  6834 Hollywood Boulevard, LLC
    State of domicile: Delaware

CMFG LIFE INSURANCE COMPANY, EITHER DIRECTLY OR THROUGH A WHOLLY-OWNED SUBSIDIARY, MAY CONTROL THE FOLLOWING COMPANIES, EACH OF WHICH IS NOT INCLUDED IN CMFG LIFE INSURANCE COMPANY'S CONSOLIDATED FINANCIAL STATEMENT (EXCEPT PRODUCERS LLOYDS INSURANCE COMPANY) PURSUANT TO APPLICABLE REGULATION:

1.  MEMBERS Development Company, LLC partially owns the following:
    37.1% ownership by CUNA Mutual Investment Corporation
    State of domicile: Wisconsin

    a.     Procura, LLC
           27.08% ownership by MEMBERS Development Company, LLC
           State of domicile: California

2.  MEMBERS Trust Company
    9.23% ownership CMFG Life Insurance Company
    State of domicile: Florida

3.  CMG Mortgage Insurance Company
    50% ownership by CMFG Life Insurance Company
    State of domicile: Wisconsin

4.  CMG Mortgage Assurance Company owns the following:
    50% ownership by CMFG Life Insurance Company
    State of domicile: Wisconsin

    a.   CMG Mortgage Reinsurance Company
         100% CMG Mortgage Assurance Company
         State of domicile: Wisconsin

5.  Benefits Partner, LLC
    15% CUNA Mutual Insurance Society
    State of domicile: Michigan

6.  Producers Lloyds Insurance Company
    Controlled by Producers Ag Insurance Group, Inc.
    State of domicile: Texas

ITEM 27. NUMBER OF CONTRACTOWNERS

       As of February 29, 2012 there were 2,867 non-qualified contracts outstanding and 5,207 qualified contracts outstanding.

ITEM 28. INDEMNIFICATION.

       Section 8 of the Amended and Restated Bylaws of CMFG Life Insurance Company and Article V of CMFG Life Insurance Company Amended and Restated Articles of Incorporation together provide for indemnification of officers or directors of CMFG Life Insurance Company against claims and liabilities the officers or directors become subject to by reason of having served as officer or director of CMFG Life Insurance Company or any subsidiary or affiliate company. Such indemnification covers liability for all actions alleged to have been taken, omitted, or neglected by such person in the line of duty as director or officer, except liability arising out of the officers' or directors' willful misconduct.

       Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

  (a) CUNA Brokerage Services, Inc. is the principal underwriter for the Registrant as well as for the CMFG Variable Insurance Account.

  (b)  Officers and Directors of CUNA Brokerage Services, Inc.

  NAME AND PRINCIPAL                     POSITIONS AND OFFICE WITH UNDERWRITER
  BUSINESS ADDRESS
Kevin R. Cummer**               Treasurer

Timothy Halevan**               Vice President, Chief Compliance Officer

Ross D. Hansen*                 Vice President, Associate General Counsel and Secretary

Carolyn A. Jahnke*              Assistant Secretary

Stephen W. Koslow*              Director

Thomas J. Merfeld*              Director

James H. Metz*                  President/CEO, Chairman and Director

Andrew J. Michie*               Director

Richard R. Roy*                 Director

Mark T. Warshauer*              Director

 *The principal business address of these persons is: 5910 Mineral Point Road,
  Madison, Wisconsin 53705.
**The principal business address of these persons is: 2000 Heritage Way, Waverly, Iowa 50677.

  (c) CUNA Brokerage Services, Inc. is the only principal underwriter. The services provided by CUNA Brokerage Services, Inc. are set forth in the Amended and Restated Distribution Agreement and Amended and Restated Servicing Agreement filed as exhibits to this registration statement.

--------------------------------------------------------------------------------------------------------
             (1)                        (2)                 (3)                (4)              (5)
Name of Principal Underwriter           Net           Compensation on       Brokerage       Compensation
                                    Underwriting        Redemption         Commissions
                                   Discounts and
                                     Commissions
--------------------------------------------------------------------------------------------------------
CUNA Brokerage Services, Inc.        $954,337*               0               $368,050         $586,287
--------------------------------------------------------------------------------------------------------

*Information as of December 31, 2011.

ITEM 30. LOCATION BOOKS AND RECORDS

       All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by CMFG Life Insurance Company at 2000 Heritage Way, Waverly, Iowa 50677 or at MEMBERS Capital Advisors, Inc. or CMFG Life Insurance Company, both at 5910 Mineral Point Road, Madison, Wisconsin 53705; and se2, 5801 SW Sixth Ave, Topeka, Kansas 66636-0001.

ITEM 31. MANAGEMENT SERVICES

       All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

       (a) The Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.

       (b) The Registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove and send to CMFG Life Insurance Company for a statement of additional information.

       (c) The Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to CMFG Life Insurance Company at the address or phone number listed in the Prospectus.

       (d) CMFG Life Insurance Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

       (e) CMFG Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by CMFG Life Insurance Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed in its behalf by the undersigned, duly authorized, in the City of Madison, and State of Wisconsin as of 27 day of April, 2012.

                                   CMFG VARIABLE ANNUITY ACCOUNT (REGISTRANT)

       By:    /s/Jeff Post
             -------------------------------------------------------------------
              Jeff Post
              President and Chief Executive Officer, CMFG Life Insurance Company

                                     CMFG LIFE INSURANCE COMPANY (DEPOSITOR)

       By:    /s/Jeff Post
             -------------------------------------------------------------------
              Jeff Post
              President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities as of the dates indicated.

SIGNATURE AND TITLE                                                  DATE
By:   /s/Andrew Michie                                               April 27, 2012
     -------------------------------------------------
      Andrew Michie
      Sr. VP - Corporate Controller

By:   /s/Alastair C. Shore                                           April 27, 2012
     -------------------------------------------------
      Alastair C. Shore
      Treasurer, Executive Vice President and Chief
      Financial Officer

By:   /s/Jeff Post                                                   April 27, 2012
     -------------------------------------------------
      Jeff Post
      Director, President and Chief Executive Officer

By:   *                                                              April 27, 2012
      Kenneth W. Lalonde
      Director

By:   *                                                              April 27, 2012
      David P. Marks
      Director

By:   *                                                              April 27, 2012
      Alastair C. Shore
      Director

By:   *                                                              April 27, 2012
      Jeff Post
      Director and Chairman of the Board

By:   *                                                              April 27, 2012
      Robert N. Trunzo
      Director and Vice Chairman of the Board

*Signed pursuant to Power of Attorney dated March 27, 2012, filed electronically with post-effective amendment number 16 (File No. 333-148426) filed with the Commission on April 27, 2012.

By:    /s/Ross D. Hansen
      --------------------------------------
       Ross D. Hansen
       Associate General Counsel

                                  EXHIBIT INDEX

8.(B)(vii)   Amendment No. 7 to Participation Agreement between MFS Variable
             Insurance Trust, Massachusetts Financial Services Company and CUNA
             Mutual Insurance Society, effective January 1, 2012.

     10.     i)    Deloitte & Touche LLP Consent.
             ii)   KPMG LLP Consent.
             iii)  Ernst & Young LLP Consent.